    As filed with the Securities and Exchange Commission on April 6, 2001

                                                     REGISTRATION NO. 333-05037
                                                                      811-04440

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                              -------------------

                                   FORM N-4
                          POST-EFFECTIVE AMENDMENT NO. 6
                                      TO
          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            /X/
                                      AND
                              AMENDMENT NO. 15 TO
                  REGISTRATION STATEMENT UNDER THE INVESTMENT
                              COMPANY ACT OF 1940                            /X/


                       SUN LIFE (N.Y.) VARIABLE ACCOUNT C
                           (EXACT NAME OF REGISTRANT)

               SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
                              (NAME OF DEPOSITOR)

                         122 EAST 42ND STREET, SUITE 1900
                            NEW YORK, NEW YORK 10017
              (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

                  DEPOSITOR'S TELEPHONE NUMBER: (212) 983-6352

           EDWARD M. SHEA, ASSISTANT VICE PRESIDENT AND SENIOR COUNSEL
                C/O SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
                        RETIREMENT PRODUCTS AND SERVICES
                                 ONE COPLEY PLACE
                           BOSTON, MASSACHUSETTS 02116
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                          COPIES OF COMMUNICATIONS TO:
                                JOAN BOROS, ESQ.
                JORDEN BURT BOROS CICCHETTI BERENSON & JOHNSON LLP
                         1025 THOMAS JEFFERSON STREET, N.W.
                                  SUITE 400E
                             WASHINGTON, D.C. 20007

                              -------------------

/X/ It is proposed that this filing will become effective on May 1, 2001 pursuant to paragraph (b) of Rule 485.

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Pursuant to Rule 429 under the Securities Act of 1933, the prospectus contained herein also relates to Registration Statement No. 333-77281.

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS


     Attached hereto and made a part hereof is the Prospectus dated May 1, 2001 for the following:


     Regatta Gold-NY Variable and Fixed Annuity
     Futurity-NY Variable and Fixed Annuity

               SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK


                                                                     MAY 1, 2001


                                    PROFILE

                                REGATTA GOLD--NY
                               VARIABLE AND FIXED
                                    ANNUITY

      THIS PROFILE IS A SUMMARY OF SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. THE CONTRACT IS MORE FULLY DESCRIBED IN THE FULL PROSPECTUS WHICH ACCOMPANIES THIS PROFILE. PLEASE READ THE PROSPECTUS CAREFULLY.

      1. THE REGATTA GOLD--NY ANNUITY

      The Regatta Gold--NY Annuity is a flexible payment deferred annuity contract ("Contract") designed for use in connection with retirement and deferred compensation plans, some of which may qualify for favorable federal income tax treatment. The Contract is intended to help you achieve your retirement savings or other long-term investment goals.

      The Contract has two phases: an Accumulation Phase and an Income Phase. During the Accumulation Phase you make payments into the Contract; any investment earnings under your Contract accumulate on a tax-deferred basis and are taxed as income only when withdrawn. During the Income Phase, we make annuity payments in amounts determined in part by the amount of money you have accumulated under your Contract during the Accumulation Phase. You choose when the Income Phase begins.


      You may choose among 26 variable investment options and a range of fixed options. For a variable investment return you choose one or more Sub-Accounts in our Variable Account, each of which invests in shares of a corresponding series of the MFS/Sun Life Series Trust (collectively, the "Funds") listed in Section
4. The value of any portion of your Contract allocated to the Sub-Accounts will fluctuate up or down depending on the performance of the Funds you select, and you may experience losses. For a fixed interest rate, you may choose one or more Guarantee Periods offered in our Fixed Account, each of which earns its own Guaranteed Interest Rate if you keep your money in that Guarantee Period for the specified length of time.


      The Contract is designed to meet your need for investment flexibility. Over the life of your Contract, you may allocate amounts among as many as 18 of the available variable and fixed options. Until we begin making annuity payments under your Contract, you can, subject to certain limitations, transfer money between options up to 12 times each year without a transfer charge or adverse tax consequences.

      2. ANNUITY PAYMENTS (THE INCOME PHASE)

      Just as you can elect to have your Contract value accumulate on either a variable or fixed basis, or a combination of both, you can elect to receive annuity payments on either a variable or fixed basis or both. If you choose to have any part of your annuity payments come from the Sub-Accounts, the dollar amount of your annuity payments may fluctuate.

      The Contract offers a variety of annuity options. You can select from among the following methods of receiving either variable or fixed annuity payments under your Contract: (1) monthly payments continuing for your lifetime (assuming you are the annuitant); (2) monthly payments for your lifetime, but with payments continuing to your chosen beneficiary for 5, 10, 15 or 20 years if you die before the end of the period you have selected; (3) monthly payments for your lifetime and the life of another person (usually your spouse) you have chosen; and (4) monthly payments for a specified number of years (between 5 and 30), with a cash-out option for variable payments. You can also select a fixed payment option where we will hold the amount applied to provide fixed annuity payments, with interest accrued at the rate we determine from time to time, which will be at least 3% per year. We may also agree to other annuity options in our discretion.

      Once the Income Phase begins, you cannot change your choice of annuity payment method.

      3. PURCHASING A CONTRACT

      You may purchase a Contract for $5,000 or more, under most circumstances. You may increase the value of your investment by adding $1,000 or more at any time during the Accumulation Phase. We may waive these limits. We will not accept a purchase payment if your Account Value is over $1 million, or if the purchase payment would cause your Account Value to exceed $1 million, unless we have approved the payment in advance.

      4. ALLOCATION OPTIONS

      You can allocate your money among Sub-Accounts investing in the following Funds of the MFS/Sun Life Series Trust:


Bond Series                                         Managed Sectors Series
Capital Appreciation Series                         Massachusetts Investors Growth Stock Series
Capital Opportunities Series                        Massachusetts Investors Trust Series
Emerging Growth Series                              Money Market Series
Emerging Markets Equity Series                      New Discovery Series
Global Asset Allocation Series                      Research Series
Global Governments Series                           Research Growth and Income Series
Global Growth Series                                Research International Series
Global Total Return Series                          Strategic Growth Series
Government Securities Series                        Strategic Income Series
High Yield Series                                   Total Return Series
International Growth Series                         Utilities Series
International Investors Trust Series                Value Series


      Market conditions will determine the value of an investment in any Fund. Each Fund is described in the prospectus of the MFS/Sun Life Series Trust.

      In addition to these variable options, you may also allocate your money to one or more of the Guarantee Periods we make available. For each Guarantee Period, we offer a Guaranteed Interest Rate for the specified length of time.

      5. EXPENSES

      The charges under the Contracts are as follows:

      During the Accumulation Phase, we impose an annual Account Fee of $30. During the Income Phase, the annual Account Fee is $30 which we deduct from variable annuity payments. We also deduct insurance charges (which include an administrative expense charge) equal to 1.40% per year of the average daily value of the Contract allocated among the Sub-Accounts.

      There are no sales charges when you purchase your Contract. However, if you withdraw money from your Contract, we will, with certain exceptions, impose a withdrawal charge. Your Contract allows a "free withdrawal amount," which you may withdraw before you incur the withdrawal charge. The rest of your withdrawal is subject to a withdrawal charge equal to a percentage of each purchase payment you withdraw. Each payment begins a new 7-year period and moves down a declining surrender charge scale at each Contract Anniversary. Payments received during the current Contract Year will be charged 6% if withdrawn. On your next scheduled Contract Anniversary, that payment, along with any other payments made during that Contract Year, will be considered to be in their second Contract Year and will have a 5% withdrawal charge. On the next Contract Anniversary, these payments will move into their third Contract Year and will continue to have a withdrawal charge of 5%, if withdrawn. The withdrawal charge decreases according to the number of Contract Years the purchase payment has been in your Account. The declining scale is as follows:

NUMBER OF YEARS
PURCHASE PAYMENT
  HAS BEEN IN
  YOUR ACCOUNT     WITHDRAWAL CHARGE
----------------   -----------------
  0-1                      6%
  2-3                      5%
  4-5                      4%
  6                        3%
  7 or more                0%

      If you withdraw, transfer, or annuitize money allocated to a Guarantee Period more than 30 days before the expiration date of the Guarantee Period, the amount will be subject to a Market Value Adjustment. This adjustment reflects the relationship between our current Guaranteed Interest Rates and the Guaranteed Interest Rate applicable to the amount being withdrawn. Generally, if your Guaranteed Interest Rate is lower than the relevant current rate, then the adjustment will decrease your Contract value. Conversely, if your Guaranteed Interest Rate is higher than the relevant current rate, the adjustment will increase your Contract value. The Market Value Adjustment will not apply to the withdrawal of interest credited during the current year, or to transfers as part of our dollar-cost averaging program.


      In addition to the charges we impose under the Contracts, there are charges (which include management fees and operating expenses) imposed by each Fund, which range from 0.58% to 1.57% of the average net assets of the Fund, depending upon which Funds you have selected. The investment adviser has agreed to waive or reimburse a portion of expenses for some of the Funds; without this agreement, Fund expenses could be higher. Some of these arrangements may be terminated at any time.


      The following chart is designed to help you understand the expenses you will incur under your Contract, if you invest in one or more of the Sub-Accounts. The column "Total Annual Expenses" shows the sum of the "Total Annual Insurance Charges," as defined just above the chart, and the total expenses (net of any applicable expense reimbursement and/or fee waiver) for each Series. The next two columns show two examples of the expenses, in dollars, you would pay under a Contract. The examples assume that you invested $1,000 in a Contract which earns 5% annually and that you withdraw your money (1) at the end of one year or (2) at the end of 10 years. For the first year, the Total Annual Expenses are deducted, as well as withdrawal charges. For year 10, the example shows the aggregate of all of the annual expenses deducted for the 10 years, but there is no withdrawal charge.

      "Total Annual Insurance Charges" of 1.50% as shown in the table below include the insurance charges of 1.40% of your daily net assets (1.25% for mortality and expense risks and 0.15% for administrative expenses), plus an additional 0.10%, which is used to represent the $30 annual Account Fee based on an assumed Contract value of $30,000. The actual impact of the Account Fee may be greater or less than 0.10%, depending upon the value of your Contract.

                                                                                                       EXAMPLES:
                                                     TOTAL ANNUAL     TOTAL ANNUAL     TOTAL         TOTAL EXPENSES
                                                      INSURANCE           FUND         ANNUAL            AT END
SUB-ACCOUNT                                            CHARGES          EXPENSES      EXPENSES     1 YEAR    10 YEARS
-----------                                        ----------------   ------------   ----------   --------   ---------
Bond Series                                             1.50%            0.72%          2.22%       $78        $255
Capital Appreciation Series                             1.50%            0.75%          2.25%       $78        $258
Capital Opportunities Series                            1.50%            0.79%          2.29%       $79        $263
Emerging Growth Series                                  1.50%            0.74%          2.24%       $78        $257
Emerging Markets Equity Series                          1.50%            1.57%          3.07%       $86        $338
Global Asset Allocation Series                          1.50%            0.90%          2.40%       $80        $274
Global Governments Series                               1.50%            0.94%          2.44%       $80        $278
Global Growth Series                                    1.50%            1.04%          2.54%       $81        $288
Global Total Return Series                              1.50%            0.91%          2.41%       $80        $275
Government Securities Series                            1.50%            0.62%          2.12%       $77        $245
High Yield Series                                       1.50%            0.83%          2.33%       $79        $267
International Growth Series                             1.50%            1.24%          2.74%       $83        $307
International Investors Trust Series                    1.50%            1.21%          2.71%       $83        $304
Managed Sectors Series                                  1.50%            0.76%          2.26%       $79        $260
Massachusetts Investors Growth Stock Series             1.50%            0.81%          2.31%       $79        $265
Massachusetts Investors Trust Series                    1.50%            0.60%          2.10%       $77        $243
Money Market Series                                     1.50%            0.58%          2.08%       $77        $241
New Discovery Series                                    1.50%            0.99%          2.49%       $81        $283
Research Series                                         1.50%            0.74%          2.24%       $78        $257
Research Growth and Income Series                       1.50%            0.88%          2.38%       $80        $272
Research International Series                           1.50%            1.28%          2.78%       $83        $311
Strategic Growth Series                                 1.50%            0.94%          2.44%       $80        $278
Strategic Income Series                                 1.50%            0.98%          2.48%       $81        $282
Total Return Series                                     1.50%            0.70%          2.20%       $78        $253
Utilities Series                                        1.50%            0.80%          2.30%       $79        $264
Value Series                                            1.50%            0.87%          2.37%       $80        $271


      For more detailed information about Contract fees and expenses, please refer to the fee table and discussion of Contract charges contained in the full Prospectus which accompanies this Profile.

      6. TAXES

      Under current federal tax laws, your earnings are not taxed until you take them out of your Contract. If you take money out, earnings come out first and are taxed as income. If your Contract is funded with pre-tax or tax-deductible dollars (such as with a pension or IRA contribution) -- we call this a Qualified Contract -- your entire withdrawal will be taxable. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the earnings. Annuity payments during the Income Phase are considered in part a return of your original investment. That portion of each payment is not taxable except under a Qualified Contract, in which case the entire payment will be taxable. In all cases, you should consult with your tax adviser for specific tax information.

      7. ACCESS TO YOUR MONEY

      You can withdraw or transfer money from your Contract at any time during the Accumulation Phase. You may withdraw a portion of the value of your Contract in each year without the imposition of the withdrawal charge -- 10% of all payments you have made in the last 7 years, plus any payment we have held for at least 7 years. All other purchase payments you withdraw will be subject to a withdrawal charge ranging from 6% to 0%. You may also be required to pay income tax and possible tax penalties on any money you withdraw.

      We do not assess a withdrawal charge upon annuitization or transfers. In addition, there may be other circumstances under which we may waive the withdrawal charge.

      In addition to the withdrawal charge, amounts you withdraw, transfer or annuitize from the Fixed Account before your Guarantee Period has ended may be subject to a Market Value Adjustment.

      8. PERFORMANCE

      If you invest in one or more Sub-Accounts, the value of your Contract will increase or decrease depending upon the investment performance of the Funds you choose.

      The following chart shows total returns for investment in the Sub-Accounts where the corresponding Fund has at least one full calendar year of operations. The returns reflect all charges and deductions of the Funds and Sub-Accounts and deduction of the annual Account Fee. They do not reflect deduction of any withdrawal charges or premium taxes. These charges, if included, would reduce the performance numbers shown. Past performance is not a guarantee of future results.


                                                                            CALENDAR YEAR
                                     --------------------------------------------------------------------------------------------
SUB-ACCOUNT                            2000          1999          1998          1997          1996          1995          1994
-----------                          --------      --------      --------      --------      --------      --------      --------
Bond Series                             8.75%       (1.80)%        --            --            --            --            --
Capital Appreciation Series          (12.63)%        30.79%        26.83%        21.33%       19.70%        32.51%        (5.03)%
Capital Opportunities Series          (6.17)%        45.58%        25.10%        25.73%        --            --            --
Emerging Growth Series               (20.20)%        73.38%        31.91%        20.16%       15.38%         --            --
Emerging Markets Equity Series       (23.80)%        50.38%      (31.02)%         8.78%        --            --            --
Global Asset Allocation Series        (3.65)%        16.90%         4.86%         9.24%       14.28%        19.85%         --
Global Governments Series             (0.09)%       (6.51)%        13.77%       (2.24)%        3.11%        14.00%        (5.91)%
Global Growth Series                 (14.32)%        65.00%        12.87%        13.63%       11.44%        14.29%          1.40%
Global Total Return Series              0.91%         6.93%        16.61%        11.98%       12.58%        16.19%         --
Government Securities Series           10.60%       (3.29)%         7.13%         7.15%        0.11%        15.92%        (3.61)%
High Yield Series                     (8.06)%         5.36%       (0.88)%        11.55%       10.46%        15.32%        (3.68)%
International Growth Series           (9.07)%        33.44%         0.41%       (3.09)%        --            --            --
International Investors Trust
 Series                               (3.71)%        15.65%        19.84%         4.95%        3.33%         --            --
Managed Sectors Series               (21.91)%        83.04%        10.62%        23.80%       15.86%        30.34%        (3.38)%
Massachusetts Investors Growth
 Stock Series                         (7.41)%        25.68%        --            --            --            --            --
Massachusetts Investors Trust
 Series                               (1.27)%         5.71%        22.03%        30.04%       23.57%        35.44%        (2.57)%
Money Market Series                     4.51%         3.23%         3.48%         3.52%        3.38%         3.90%          2.17%
New Discovery Series                  (0.99)%        60.01%        --            --            --            --            --
Research Series                       (5.43)%        22.43%        21.82%        19.07%       22.00%        35.44%         --
Research Growth and Income
 Series                                 1.69%         6.66%        20.38%        --            --            --            --
Research International Series         (9.22)%        33.89%        --            --            --            --            --
Strategic Growth Series              (11.23)%        --            --            --            --            --            --
Strategic Income Series                 1.49%         1.39%        --            --            --            --            --
Total Return Series                    15.20%         1.40%        10.10%        20.18%       12.38%        24.93%        (3.71)%
Utilities Series                        5.52%        29.44%        15.86%        30.80%       18.57%        30.48%        (6.36)%
Value Series                           28.47%       (1.19)%        --            --            --            --            --


      9. DEATH BENEFIT

      If the annuitant dies before the Contract reaches the Income Phase, the beneficiary will receive a death benefit. To calculate the death benefit, we use a "Death Benefit Date", which is the earliest date we have both due proof of death and a written request specifying the manner of payment.

      The death benefit is the greatest of:

      (1) the value of the Contract on the Death Benefit Date;

      (2) your total purchase payments minus the sum of partial withdrawals;

      (3) the value of the Contract on the most recent seven-year anniversary of the Contract, adjusted for any subsequent partial withdrawals and charges;

      (4) the amount we would pay in the event of a full surrender of the Contract on the Death Benefit Date; and

      (5) the highest value of the Contract on any Contract anniversary before the annuitant's 81st birthday plus any purchase payments made and adjusted for partial withdrawals and charges made between that Contract anniversary and the Death Benefit Date.

      10. OTHER INFORMATION

      FREE LOOK. If you cancel your Contract within 10 days after receiving it we will send you the value of your Contract as of the day we received your cancellation request (this may be more or less than the original purchase payment) and we will not deduct a withdrawal charge.

      NO PROBATE. In most cases, when you die, the beneficiary will receive the death benefit without going through probate. However, avoiding probate does not mean that the beneficiary will not have tax liability as a result of receiving the death benefit.

      WHO SHOULD PURCHASE A CONTRACT? The Contract is designed for those seeking long-term tax-deferred accumulation of assets and annuity features, generally for retirement or other long-term investment purposes. The tax-deferred feature is most attractive to purchasers in high federal and state income tax brackets. You should note that qualified retirement investments automatically provide tax deferral regardless of whether the underlying contract is an annuity. You should not buy a Contract if you are looking for a short-term investment or if you do not wish to risk a decrease in the value of your investment.

      CONFIRMATIONS AND QUARTERLY STATEMENTS. You will receive a confirmation of each transaction within your Contract, except for those programs which are a part of an automated program, such as Dollar-Cost Averaging, Asset Allocation, Systematic Withdrawal, and/or Portfolio Rebalancing. On a quarterly basis, you will receive a complete statement of your transactions over the past quarter and a summary of your account values during that period.

      ADDITIONAL FEATURES. The Contract offers the following additional convenient features, which you may choose at no extra charge:

      DOLLAR-COST AVERAGING -- This program lets you invest gradually in up to 12 Sub-Accounts.

      ASSET ALLOCATION -- This program rebalances your Account based on the terms of the program. Different asset allocation models may be available over the lifetime of the Contract; however, only one program can be in effect at any one time.

      SYSTEMATIC WITHDRAWAL AND INTEREST OUT PROGRAMS -- These programs allow you to receive quarterly, semi-annual or annual payments during the Accumulation Phase.

      PORTFOLIO REBALANCING PROGRAM -- Under this program, we automatically reallocate your investments in the Sub-Accounts to maintain the proportions you select. You can elect rebalancing on a quarterly, semi-annual or annual basis.

      SECURED FUTURES PROGRAM -- This program guarantees the return of your purchase payment, and also allows you to allocate a portion of your investment to one or more variable investment options.

      11. INQUIRIES

      If you would like more information about buying a Contract, please contact your broker or registered representative. If you have any other questions, please contact us at:


     SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
     P.O. BOX 9141
     BOSTON, MASSACHUSETTS 02117
     TELEPHONE: TOLL FREE (800) 447-7569
              IN NEW YORK(212) 983-6352

                                                                      PROSPECTUS
                                                                     MAY 1, 2001


                                REGATTA GOLD--NY

      Sun Life Insurance and Annuity Company of New York and Sun Life (N.Y.) Variable Account C offer the flexible payment deferred annuity contracts described in this Prospectus to individuals.


      You may choose among 26 variable investment options and a range of fixed options. The variable options are Sub-Accounts in the Variable Account. Each Sub-Account invests in one of the following series of the MFS/Sun Life Series Trust (the "Series Fund"), a mutual fund advised by our affiliate, Massachusetts Financial Services Company:



Bond Series                                         Managed Sectors Series
Capital Appreciation Series                         Massachusetts Investors Growth Stock Series
Capital Opportunities Series                        Massachusetts Investors Trust Series
Emerging Growth Series                              Money Market Series
Emerging Markets Equity Series                      New Discovery Series
Global Asset Allocation Series                      Research Series
Global Governments Series                           Research Growth and Income Series
Global Growth Series                                Research International Series
Global Total Return Series                          Strategic Growth Series
Government Securities Series                        Strategic Income Series
High Yield Series                                   Total Return Series
International Growth Series                         Utilities Series
International Investors Trust Series                Value Series


      The fixed account options are available for specified time periods, called Guarantee Periods, and pay interest at a guaranteed rate for each period.

      THIS PROSPECTUS MUST BE ACCOMPANIED BY A CURRENT PROSPECTUS FOR THE SERIES FUND. PLEASE READ THIS PROSPECTUS AND THE SERIES FUND PROSPECTUS CAREFULLY BEFORE INVESTING AND KEEP THEM FOR FUTURE REFERENCE. THEY CONTAIN IMPORTANT INFORMATION ABOUT THE CONTRACTS AND THE SERIES FUND.


      We have filed a Statement of Additional Information dated May 1, 2001 (the "SAI") with the Securities and Exchange Commission (the "SEC"), which is incorporated by reference in this Prospectus. The table of contents for the SAI
is on page   of this Prospectus. You may obtain a copy without charge by writing to us at the address shown below (which we sometimes refer to as our "Service Address") or by telephoning (800) 447-7569. In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file with the SEC.


      THE CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

      THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

      ANY REFERENCE IN THIS PROSPECTUS TO RECEIPT BY US MEANS RECEIPT AT THE FOLLOWING ADDRESS:

           SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
           P.O. BOX 9141
           BOSTON MASSACHUSETTS 02117

                               TABLE OF CONTENTS


                                                                PAGE
Special Terms                                                        4
Expense Summary                                                      4
Summary of Contract Expenses                                         4
Underlying Fund Annual Expenses                                      5
Examples                                                             7
Condensed Financial Information                                      8
The Annuity Contract                                                 8
Communicating to Us About Your Contract                              8
Sun Life Insurance and Annuity Company of New York                   9
The Variable Account                                                 9
Variable Account Options: The Funds                                  9
The Fixed Account                                                   11
The Fixed Account Options: The Guarantee Periods                    12
The Accumulation Phase                                              12
    Issuing Your Contract                                           12
    Amount and Frequency of Purchase Payments                       13
    Allocation of Net Purchase Payments                             13
    Your Account                                                    13
    Your Account Value                                              13
    Variable Account Value                                          13
    Fixed Account Value                                             14
    Transfer Privilege                                              15
    Waivers; Reduced Charges; Credits; Bonus Guaranteed
     Interest Rates                                                 16
    Optional Programs                                               16
Withdrawals, Withdrawal Charge and Market Value Adjustment          18
    Cash Withdrawals                                                18
    Withdrawal Charge                                               19
    Market Value Adjustment                                         21
Contract Charges                                                    22
    Account Fee                                                     22
    Administrative Expense Charge                                   22
    Mortality and Expense Risk Charge                               22
    Premium Taxes                                                   22
    Fund Expenses                                                   23
Death Benefit                                                       23
    Amount of Death Benefit                                         23
    Method of Paying Death Benefit                                  24
    Selection and Change of Beneficiary                             24
    Payment of Death Benefit                                        24
    Due Proof of Death                                              24
The Income Phase -- Annuity Provisions                              24
    Selection of the Annuitant or Co-Annuitant                      25
    Selection of the Annuity Commencement Date                      25
    Annuity Options                                                 25
    Selection of Annuity Option                                     26
    Amount of Annuity Payments                                      27
    Exchange of Variable Annuity Units                              27
    Account Fee                                                     28
    Annuity Payment Rates                                           28
    Annuity Options as Method of Payment for Death Benefit          28

Other Contract Provisions                                           28
    Exercise of Contract Rights                                     28
    Change of Ownership                                             28
    Death of Owner                                                  29
    Voting of Fund Shares                                           30
    Periodic Reports                                                30
    Substitution of Securities                                      30
    Change in Operation of Variable Account                         31
    Splitting Units                                                 31
    Modification                                                    31
    Right to Return                                                 31
Tax Considerations                                                  32
    Deductibility of Purchase Payments                              32
    Pre-Distribution Taxation of Contracts                          32
    Distributions and Withdrawals from Non-Qualified
     Contracts                                                      32
    Distributions and Withdrawals from Qualified Contracts          33
    Withholding                                                     33
    Investment Diversification and Control                          33
    Tax Treatment of the Company and the Variable Account           33
    Qualified Retirement Plans                                      34
    Pension and Profit-Sharing Plans                                34
    Tax-Sheltered Annuities                                         34
    Individual Retirement Accounts                                  34
    Roth IRAs                                                       35
Administration of the Contracts                                     35
Distribution of the Contracts                                       35
Performance Information                                             35
Available Information                                               37
Incorporation of Certain Documents by Reference                     37
State Regulation                                                    37
Legal Proceedings                                                   38
Accountants                                                         38
Financial Statements                                                38
Table of Contents of Statement of Additional Information            39
Appendix A -- Glossary                                              41
Appendix B -- Condensed Financial Information --
 Accumulation Unit Values                                           44
Appendix C -- Withdrawals, Withdrawal Charges and the Market
 Value Adjustment                                                   47

                                 SPECIAL TERMS

      Your Contract is a legal document that uses a number of specially defined terms. We explain most of the terms that we use in this Prospectus in the context where they arise, and some are self-explanatory. In addition, for convenient reference, we have compiled a list of these terms in the Glossary included at the back of this Prospectus as Appendix A. If, while you are reading this Prospectus, you come across a term that you do not understand, please refer to the Glossary for an explanation.

                                EXPENSE SUMMARY

      The purpose of the following table is to help you understand the costs and expenses that you will bear directly and indirectly under a Contract WHEN YOU ALLOCATE MONEY TO THE VARIABLE ACCOUNT. The table reflects expenses of the Variable Account as well as of each Fund. The table should be considered together with the narrative provided under the heading "Contract Charges" in this Prospectus, and with the Funds' prospectus(es). In addition to the expenses listed below, we may deduct premium taxes.

                          SUMMARY OF CONTRACT EXPENSES

TRANSACTION EXPENSES
Sales Load Imposed on Purchase Payments.....................   $  0
Deferred Sales Load (as a percentage of Purchase Payments
  withdrawn) (1)
  Number of Account Years Purchase Payment in Account
    0-1.....................................................      6%
    2-3.....................................................      5%
    4-5.....................................................      4%
    6.......................................................      3%
    7 or more...............................................      0%
Transfer Fee (2)............................................   $ 15
ANNUAL ACCOUNT FEE per Contract                                $ 30
VARIABLE ACCOUNT ANNUAL EXPENSES (as a percentage of average
  Variable Account assets)
  Mortality and Expense Risk Charge.........................   1.25%
  Administrative Expense Charge.............................   0.15%
  Other Fees and Expenses of the Variable Account...........   0.00%
                                                              -----
Total Variable Account Annual Expenses......................   1.40%

------------------------

(1) A portion of your Account may be withdrawn each year without imposition of any withdrawal charge, and after a Purchase Payment has been in your Account for 7 Contract Years it may be withdrawn free of the withdrawal charge.

(2) Currently, no fees are imposed upon transfers; however, we reserve the right to impose up to $15 per transfer. In addition, Market Value Adjustment may be imposed on amounts transferred from or within the Fixed Account.

                      UNDERLYING FUND ANNUAL EXPENSES (1)
                      (AS A PERCENTAGE OF FUND NET ASSETS)


                                                           OTHER FUND       TOTAL ANNUAL FUND
                                                            EXPENSES            EXPENSES
                                           MANAGEMENT         AFTER         AFTER AND BEFORE
FUND                                          FEES      REIMBURSEMENT(2)    REIMBURSEMENT(2)
----                                       ----------   -----------------   -----------------
Bond Series..............................     0.60%           0.12%               0.72%
Capital Appreciation Series..............     0.71%           0.04%               0.75%
Capital Opportunities Series.............     0.71%           0.08%               0.79%
Emerging Growth Series...................     0.69%           0.05%               0.74%
Emerging Markets Equity Series...........     1.25%           0.32%               1.57%
Global Asset Allocation Series...........     0.75%           0.15%               0.90%
Global Governments Series................     0.75%           0.19%               0.94%
Global Growth Series.....................     0.90%           0.14%               1.04%
Global Total Return Series...............     0.75%           0.16%               0.91%
Government Securities Series.............     0.55%           0.07%               0.62%
High Yield Series........................     0.75%           0.08%               0.83%
International Growth Series..............     0.98%           0.26%               1.24%
International Investors Trust Series.....     0.98%           0.23%               1.21%
Managed Sectors Series...................     0.71%           0.05%               0.76%
Massachusetts Investors Growth Stock
 Series..................................     0.75%           0.06%               0.81%
Massachusetts Investors Trust Series.....     0.55%           0.05%               0.60%
Money Market Series......................     0.50%           0.08%               0.58%
New Discovery Series.....................     0.90%           0.09%               0.99%
Research Series..........................     0.69%           0.05%               0.74%
Research Growth and Income Series........     0.75%           0.13%               0.88%
Research International Series............     1.00%           0.28%               1.28%
Strategic Growth Series..................     0.75%           0.19%               0.94%
Strategic Income Series..................     0.75%           0.23%               0.98%
Total Return Series......................     0.66%           0.04%               0.70%
Utilities Series.........................     0.72%           0.08%               0.80%
Value Series.............................     0.75%           0.12%               0.87%


------------------------


(1) The information relating to Fund expenses was provided by the Fund and we have not independently verified it. You should consult the Fund prospectus for more information about Fund expenses. All expense figures are shown after expense reimbursements or waivers, except for the bracketed figures which show what the expense figures would have been absent reimbursement. All expense figures are based on actual expenses for the fiscal year ended December 31, 2000.



(2) Each Fund has an expense offset arrangement which reduces the Fund's custodian fee based upon the amount of cash maintained by the Fund with its custodian and dividend disbursing agent. Each Fund may enter into such other arrangements and directed brokerage arrangements (which would also have the effect of reducing the Fund's expenses). Any such fee reductions are not reflected under "Other Fund Expenses" in the table. Had these fee reimbursements been taken into account, "Total Annual Fund Expenses" for certain of the Funds would be as follows:



    Bond Series.............................................  0.70%
    Capital Appreciation Series.............................  0.74%
    Emerging Growth Series..................................  0.73%
    Emerging Markets Equity Series..........................  1.55%
    Global Asset Allocation Series..........................  0.89%
    Global Governments Series...............................  0.93%
    Global Growth Series....................................  1.03%
    Global Total Return Series..............................  0.90%
    High Yield Series.......................................  0.82%
    International Growth Series.............................  1.23%
    Massachusetts Investors Trust Series....................  0.59%
    Research Growth and Income Series.......................  0.87%
    Research International Series...........................  1.27%
    Strategic Growth Series.................................  0.92%
    Strategic Income Series.................................  0.96%
    Total Return Series.....................................  0.69%
    Utilities Series........................................  0.79%

                                    EXAMPLES

      If you surrender your Contract at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming an average Contract size of $30,000 and a 5% annual return:


FUND                                                           1 YEAR    3 YEARS    5 YEARS    10 YEARS
----                                                          --------   --------   --------   --------
Bond Series.................................................    $ 78       $109       $145       $255
Capital Appreciation Series.................................    $ 78       $110       $146       $258
Capital Opportunities Series................................    $ 79       $111       $148       $263
Emerging Growth Series......................................    $ 78       $109       $146       $257
Emerging Markets Equity Series..............................    $ 86       $133       $185       $338
Global Asset Allocation Series..............................    $ 80       $114       $154       $274
Global Governments Series...................................    $ 80       $115       $155       $278
Global Growth Series........................................    $ 81       $118       $160       $288
Global Total Return Series..................................    $ 80       $114       $154       $275
Government Securities Series................................    $ 77       $106       $140       $245
High Yield Series...........................................    $ 79       $112       $150       $267
International Growth Series.................................    $ 83       $123       $170       $307
International Investors Trust Series........................    $ 83       $123       $168       $304
Managed Sectors Series......................................    $ 79       $110       $147       $260
Massachusetts Investors Growth Stock Series.................    $ 79       $111       $149       $265
Massachusetts Investors Trust Series........................    $ 77       $105       $139       $243
Money Market Series.........................................    $ 77       $105       $138       $241
New Discovery Series........................................    $ 81       $116       $158       $283
Research Series.............................................    $ 78       $109       $146       $257
Research Growth and Income Series...........................    $ 80       $113       $153       $272
Research International Series...............................    $ 83       $125       $172       $311
Strategic Growth Series.....................................    $ 80       $115       $155       $278
Strategic Income Series.....................................    $ 81       $116       $157       $282
Total Return Series.........................................    $ 78       $108       $144       $253
Utilities Series............................................    $ 79       $111       $149       $264
Value Series................................................    $ 80       $113       $152       $271


      If you do NOT surrender your Contract, or if you annuitize at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming an average Contract size of $30,000 and a 5% annual return:


FUND                                                           1 YEAR    3 YEARS    5 YEARS    10 YEARS
----                                                          --------   --------   --------   --------
Bond Series.................................................    $ 23       $ 69       $119       $255
Capital Appreciation Series.................................    $ 23       $ 70       $120       $258
Capital Opportunities Series................................    $ 23       $ 72       $123       $263
Emerging Growth Series......................................    $ 23       $ 70       $120       $257
Emerging Markets Equity Series..............................    $ 31       $ 95       $161       $338
Global Asset Allocation Series..............................    $ 24       $ 75       $128       $274
Global Governments Series...................................    $ 25       $ 76       $130       $278
Global Growth Series........................................    $ 26       $ 79       $135       $288
Global Total Return Series..................................    $ 24       $ 75       $129       $275
Government Securities Series................................    $ 22       $ 66       $114       $245
High Yield Series...........................................    $ 24       $ 73       $125       $267
International Growth Series.................................    $ 28       $ 85       $145       $307
International Investors Trust Series........................    $ 27       $ 84       $143       $304
Managed Sectors Series......................................    $ 23       $ 71       $121       $260
Massachusetts Investors Growth Stock Series.................    $ 23       $ 72       $124       $265
Massachusetts Investors Trust Series........................    $ 21       $ 66       $113       $243
Money Market Series.........................................    $ 21       $ 65       $112       $241
New Discovery Series........................................    $ 25       $ 78       $133       $283
Research Series.............................................    $ 23       $ 70       $120       $257
Research Growth and Income Series...........................    $ 24       $ 74       $127       $272
Research International Series...............................    $ 28       $ 86       $147       $311
Strategic Growth Series.....................................    $ 25       $ 76       $130       $278
Strategic Income Series.....................................    $ 25       $ 77       $132       $282
Total Return Series.........................................    $ 22       $ 69       $118       $253
Utilities Series............................................    $ 23       $ 72       $123       $264
Value Series................................................    $ 24       $ 74       $127       $271


      THE EXAMPLES SHOULD NOT BE CONSIDERED TO BE REPRESENTATIONS OF PAST OR FUTURE EXPENSES, AND ACTUAL EXPENSES MAY BE GREATER OR LOWER THAN THOSE SHOWN.

                        CONDENSED FINANCIAL INFORMATION

      Historical information about the value of the units we use to measure the variable portion of your Contract ("Variable Accumulation Units") is included as Appendix B to this Prospectus.

                              THE ANNUITY CONTRACT

      Sun Life Insurance and Annuity Company of New York (the "Company", "we" or "us") and Sun Life (NY) Variable Account C (the "Variable Account") offer the Contract on an individual basis in connection with retirement plans. We issue an individual Contract to each Owner.

      In this Prospectus, unless we state otherwise, we address Owners of Contracts as "you". For the purpose of determining benefits under the Contract, we establish an Account for each Owner, which we will refer to as "your" Account.

      Your Contract provides a number of important benefits for your retirement planning. It has an Accumulation Phase, during which you make Payments under the Contract and allocate them to one or more Variable Account or Fixed Account options, and an Income Phase, during which we make annuity payments based on the amount you have accumulated. Your Contract provides tax deferral, so that you do not pay taxes on your earnings under your Contract until you withdraw them. It provides a death benefit if the Annuitant dies during the Accumulation Phase. Finally, if you so elect, during the Income Phase we will make annuity payments to you or someone else for life or for another period that you choose.

      You choose these benefits on a variable or fixed basis or a combination of both. When you choose Variable Account investment options or a Variable Annuity option, your benefits will be responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from different types of investments. With these variable options, you assume all investment risk under your Contract. When you choose a Guarantee Period in our Fixed Account or a Fixed Annuity option, we assume the investment risk, except in the case of early withdrawals in the Accumulation Phase, where you bear the risk of unfavorable interest rate changes. You also bear the risk that the interest rates we will offer in the future and the rates we will use in determining your Fixed Annuity may not exceed our minimum guaranteed rate, which is 3% per year, compounded annually.

      The Contract is designed for use in connection with personal retirement and deferred compensation plans, some of which qualify for favorable federal income tax treatment under Sections 401, 403, 408 or 408A of the Internal Revenue Code. The Contract is also designed so that it may be used in connection with certain non-tax-qualified retirement plans, such as payroll savings plans and such other groups (trusteed or nontrusteed) as may be eligible under applicable law. We refer to Contracts used with plans that receive favorable tax treatment as "Qualified Contracts," and all others as "Non-Qualified Contracts."

                    COMMUNICATING TO US ABOUT YOUR CONTRACT

      All materials sent to us, including Purchase Payments, must be sent to our Service Address as set forth on the first page of this Prospectus. For all telephone communications, you must call (800) 447-7569.

      Unless this Prospectus states differently, we will consider all materials sent to us and all telephone communications to be received on the date we actually receive them at our Service Address. However, we will consider Purchase Payments, withdrawal requests and transfer instructions to be received on the next Business Day if we receive them (1) on a day that is not a Business Day or
(2) after 4:00 p.m., Eastern Time.

      When we specify that notice to us must be in writing, we reserve the right, at our sole discretion, to accept notice in another form.

               SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

      We are a stock life insurance company incorporated under the laws of New York on May 25, 1983. We do business exclusively in New York. Our Home Office is located at 122 East 42nd Street, Suite 1900, New York, New York 10017.

      We are an indirect wholly-owned subsidiary of Sun Life Assurance Company of Canada ("Sun Life (Canada)"). Sun Life (Canada) completed its demutualization on March 22, 2000. As a result of the demutualization, a new holding company, Sun Life Financial Services of Canada Inc. ("Sun Life Financial"), is now the ultimate parent of Sun Life (Canada) and the Company. Sun Life Financial, a corporation organized in Canada, is a reporting company under the Securities Exchange Act of 1934 with common shares listed on the Toronto, New York, London, and Manila stock exchanges.

                              THE VARIABLE ACCOUNT

      We established the Variable Account as a separate account on October 18, 1985, pursuant to a resolution of our Board of Directors. The Variable Account funds the Contract and various other variable annuity and variable life insurance product contracts which are offered by the Company and other affiliated and affiliated offerors. These other products may have features, benefits and charges which are different from those under the Contract.

      Under New York insurance law and the Contract, the income, gains or losses of the Variable Account are credited to or charged against the assets of the Variable Account without regard to the other income, gains or losses of the Company. These assets are held in relation to the Contracts described in this Prospectus and other variable annuity contracts that provide benefits that vary in accordance with the investment performance of the Variable Account. Although the assets maintained in the Variable Account will not be charged with any liabilities arising out of any other business we conduct, all obligations arising under the Contracts, including the promise to make annuity payments, are general corporate obligations of the Company.

      The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account invests exclusively in shares of a specific series of the MFS/Sun Life Series Trust. All amounts allocated to the Variable Account will be used to purchase Fund shares as designated by you at their net asset value. Any and all distributions made by the Funds with respect to the shares held by the Variable Account will be reinvested to purchase additional shares at their net asset value. Deductions from the Variable Account for cash withdrawals, annuity payments, death benefits, Account Fees, contract charges against the assets of the Variable Account for the assumption of mortality and expense risks, administrative expenses and any applicable taxes will, in effect, be made by redeeming the number of Fund shares at their net asset value equal in total value to the amount to be deducted. The Variable Account will be fully invested in Fund shares at all times.

                           VARIABLE ACCOUNT OPTIONS:
                                   THE FUNDS

      The Funds are series of the MFS/Sun Life Series Trust (the "Series Fund"), an open-end management investment company registered under the Investment Company Act of 1940. Our affiliate Massachusetts Financial Services Company ("MFS") serves as the investment adviser to the Series Fund.


      The Series Fund is composed of 31 independent portfolios of securities, each of which has separate investment objectives and policies. Shares of the Series Fund are issued in 31 Funds, each corresponding to one of the portfolios. The Contracts provide for investment by the Sub-Accounts in shares of the 26 Funds described below. Additional portfolios may be added to the Series Fund, which may or may not be available for investment by the Variable Account.


     BOND SERIES will mainly seek as high a level of current income as is believed to be consistent with prudent investment risk; its secondary objective is to seek to protect shareholders' capital.

     CAPITAL APPRECIATION SERIES will seek to maximize capital appreciation by investing in securities of all types, with major emphasis on common stocks.

     CAPITAL OPPORTUNITIES SERIES will seek capital appreciation.

     EMERGING GROWTH SERIES will seek long-term growth of capital.


     EMERGING MARKETS EQUITY SERIES will seek capital appreciation.


     GLOBAL ASSET ALLOCATION SERIES will seek total return over the long term through investments in equity and fixed income securities and will also seek to have low volatility of share price (I.E., net asset value per share) and reduced risk (compared to an aggressive equity/fixed income portfolio).

     GLOBAL GOVERNMENTS SERIES will seek to provide moderate current income, preservation of capital and growth of capital by investing in debt obligations that are issued or guaranteed as to principal and interest by either (i) the U.S. Government, its agencies, authorities, or instrumentalities, or (ii) the governments of foreign countries (to the extent that the Series' adviser believes that the higher yields available from foreign government securities are sufficient to justify the risks of investing in these securities).

     GLOBAL GROWTH SERIES will seek capital appreciation by investing in securities of companies worldwide growing at rates expected to be well above the growth rate of the overall U.S. economy.

     GLOBAL TOTAL RETURN SERIES will seek total return by investing in securities which will provide above average current income (compared to a portfolio invested entirely in equity securities) and opportunities for long-term growth of capital and income.

     GOVERNMENT SECURITIES SERIES will seek current income and preservation of capital by investing in U.S. Government and U.S. Government-related securities.


     HIGH YIELD SERIES will seek high current income and capital appreciation by investing primarily in certain low rated or unrated securities (possibly with equity features) of U.S. and foreign issuers.



     INTERNATIONAL GROWTH SERIES will seek capital appreciation.



     INTERNATIONAL INVESTORS TRUST SERIES will seek long-term growth of capital with a secondary objective to seek reasonable current income.


     MANAGED SECTORS SERIES will seek capital appreciation by varying the weighting of its portfolio among 13 industry sectors.

     MASSACHUSETTS INVESTORS GROWTH STOCK SERIES will seek to provide long-term growth of capital and future income rather than current income.


     MASSACHUSETTS INVESTORS TRUST SERIES will seek long-term growth of capital with a secondary objective to seek reasonable current income.


     MONEY MARKET SERIES will seek maximum current income to the extent consistent with stability of principal by investing exclusively in money market instruments maturing in less than 13 months.

     NEW DISCOVERY SERIES will seek capital appreciation.

     RESEARCH SERIES will seek to provide long-term growth of capital and future income.

     RESEARCH GROWTH AND INCOME SERIES will seek to provide long-term growth of capital, current income and growth of income.

     RESEARCH INTERNATIONAL SERIES will seek capital appreciation.


     STRATEGIC GROWTH SERIES will seek capital appreciation.


     STRATEGIC INCOME SERIES will seek to provide high current income by investing in fixed income securities and will seek to take advantage of opportunities to realize significant capital appreciation while maintaining a high level of current income.

     TOTAL RETURN SERIES will seek mainly to obtain above-average income (compared to a portfolio entirely invested in equity securities) consistent with prudent employment of capital; its secondary objective is to take advantage of opportunities for growth of capital and income since many securities offering a better than average yield may also possess growth potential.

     UTILITIES SERIES will seek capital growth and current income (income above that available from a portfolio invested entirely in equity securities) by investing, under normal market conditions, at least 65% of its assets in equity and debt securities of both domestic and foreign companies in the utilities industry.


     VALUE SERIES will mainly seek capital appreciation and reasonable income.


      The Funds pay fees to their investment adviser(s) for its services pursuant to investment advisory agreements. MFS serves as investment adviser to the Funds, to each of the funds in the MFS Family of Funds, and to certain other investment companies established by MFS and/or us. MFS Institutional
Advisers, Inc., a wholly-owned subsidiary of MFS, provides investment advice to substantial private clients. MFS and its predecessor organizations have a history of money management dating from 1924. MFS operates as an autonomous organization and the obligation of performance with respect to the investment advisory and underwriting agreements (including supervision of the sub-advisers noted below) is solely that of MFS. We undertake no obligation in this regard.

      MFS may serve as the investment adviser to other mutual funds which have similar investment goals and principal investment policies and risks as the Funds, and which may be managed by a Fund's portfolio manager(s). While a Fund may have many similarities to these other funds, its investment performance will differ from their investment performance. This is due to a number of differences between a Fund and these similar products, including differences in sales charges, expense ratios and cash flows.

      The Series Fund also offers its shares to other separate accounts established by the Company and Sun Life (U.S.) in connection with variable annuity and variable life insurance contracts. Although we do not anticipate any disadvantages to this arrangement, there is a possibility that a material conflict may arise between the interests of the Variable Account and one or more of the other separate accounts investing in the Series Fund. A conflict may occur due to differences in tax laws affecting the operations of variable life and variable annuity separate accounts, or some other reason. We and the Series Fund's Board of Trustees will monitor events for such conflicts, and, in the event of a conflict, we will take steps necessary to remedy the conflict, including withdrawal of the Variable Account from participation in the Fund which is involved in the conflict or substitution of shares of other Funds or other mutual funds.

      MORE COMPREHENSIVE INFORMATION ABOUT THE SERIES FUND AND THE MANAGEMENT, INVESTMENT OBJECTIVES, POLICIES, RESTRICTIONS, EXPENSES AND POTENTIAL RISKS OF EACH FUND MAY BE FOUND IN THE ACCOMPANYING CURRENT FUND PROSPECTUS(ES). YOU SHOULD READ THE FUND PROSPECTUS(ES) CAREFULLY BEFORE INVESTING. THE STATEMENT OF ADDITIONAL INFORMATION OF THE FUNDS IS AVAILABLE BY CALLING 1-800-752-7215.

                               THE FIXED ACCOUNT

      The Fixed Account is made up of those assets of the Company that are allocated to a non-unitized separate account established in conformance with New York law. Amounts you allocate to Guarantee Periods become part of the Fixed Account. Any obligation of the Fixed Account will be paid first from those assets allocated to the Fixed Account and the excess, if any, will be paid from the general account of the Company. Assets in the Fixed Account are available to fund the claims of all classes of our customers, including claims for benefits under the Contracts.

      We will invest the assets of the Fixed Account in those assets we choose that are allowed by the laws of the State of New York. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments. We intend to invest primarily in investment-grade fixed income securities (i.e., rated by a nationally recognized rating service within the four highest grades) or instruments we believe are of comparable quality. We are not obligated to invest amounts allocated to the Fixed Account according to any particular strategy, except as may be required by applicable state insurance laws. You will not have a direct or indirect interest in the Fixed Account investments.

                           THE FIXED ACCOUNT OPTIONS:
                             THE GUARANTEE PERIODS

      You may elect one or more Guarantee Period(s) from those we make available from time to time. We publish Guaranteed Interest Rates for each Guarantee Period offered. We may change the Guaranteed Interest Rates we offer from time to time, but no Guaranteed Interest Rate will ever be less than 3% per year, compounded annually. Also, once we have accepted your allocation to a particular Guarantee Period, we promise that the Guaranteed Interest Rate applicable to that allocation will not change for the duration of the Guarantee Period.

      We determine Guaranteed Interest Rates at our discretion. We do not have a specific formula for establishing the rates for different Guarantee Periods. Our determination will be influenced by the interest rates on fixed income investments in which we may invest amounts allocated to the Guarantee Periods. We will also consider other factors in determining these rates, including regulatory and tax requirements, sales commissions and administrative expenses borne by us, general economic trends and competitive factors. We cannot predict the level of future interest rates.

      We may from time to time at our discretion offer interest rate specials for new Purchase Payments that are higher than the rates we are then offering for renewals or transfers.

      Early withdrawals from your allocation to a Guarantee Period, including cash withdrawals, transfers, and commencement of an annuity, may be subject to a Market Value Adjustment, which could decrease or increase the value of your Account. See "Cash Withdrawals, Withdrawal Charge and Market Value Adjustment."

                             THE ACCUMULATION PHASE

      During the Accumulation Phase of your Contract, you make Payments into your Account, and your earnings accumulate on a tax-deferred basis. The Accumulation Phase begins with our acceptance of your first Purchase Payment and ends the Business Day before your Annuity Commencement Date. The Accumulation Phase will end sooner if you surrender your Contract or the Annuitant dies before the Annuity Commencement Date.

ISSUING YOUR CONTRACT

      When you purchase a Contract, a completed Application and the initial Purchase Payment are sent to us for acceptance. When we accept an Application, we issue the Contract to you, as the Owner.

      We will credit your initial Purchase Payment to your Account within 2 business days of receiving your completed Application. If your Application is not complete, we will notify you. If we do not have the necessary information to complete the Application within 5 business days, we will send your money back to you or ask your permission to retain your Purchase Payment until the Application is made complete. Then we will apply the Purchase Payment within 2 business days of when the Application is complete.

AMOUNT AND FREQUENCY OF PURCHASE PAYMENTS

      The amount of Purchase Payments may vary; however, we will not accept an initial Purchase Payment of less than $5,000, and each additional Purchase Payment must be at least $1,000, unless we waive these limits. In addition, we will not accept a Purchase Payment if your Account Value is over $1 million, or if the Purchase Payment would cause your Account Value to exceed $1 million, unless we have approved the Payment in advance. Within these limits, you may make Purchase Payments at any time during the Accumulation Phase.

ALLOCATION OF NET PURCHASE PAYMENTS

      You may allocate your Purchase Payments among the different Sub-Accounts and Guarantee Periods we offer, but any allocation to a Guarantee Period must be at least $1,000. Over the life of your Contract, you may allocate amounts among as many as 18 of the available options.

      In your Application, you may specify the percentage of each Purchase Payment to be allocated to each Sub-Account or Guarantee Period. These percentages are called your allocation factors. You may change the allocation factors for future Payments by sending us written notice of the change, as required. We will use your new allocation factors for the first Purchase Payment we receive with or after we have received notice of the change, and for all future Purchase Payments, until we receive another change notice.

      Although it is currently not our practice, we may deduct applicable premium taxes or similar taxes from your Purchase Payments (see "Contract Charges -- Premium Taxes"). In that case, we will credit your Net Purchase Payment, which is the Purchase Payment minus the amount of those taxes.

YOUR ACCOUNT

      When we accept your first Purchase Payment, we establish an Account for you, which we maintain throughout the Accumulation Phase of your Contract.

YOUR ACCOUNT VALUE

      Your Account Value is the sum of the value of the 2 components of your
Contract: the Variable Account portion of your Contract ("Variable Account Value") and the Fixed Account portion of your Contract ("Fixed Account Value"). These 2 components are calculated separately, as described below under "Variable Account Value" and "Fixed Account Value."

VARIABLE ACCOUNT VALUE

      VARIABLE ACCUMULATION UNITS

      In order to calculate your Variable Account Value, we use a measure called a Variable Accumulation Unit for each Sub-Account. Your Variable Account Value is the sum of your Account Value in each Sub-Account, which is the number of your Variable Accumulation Units for that Sub-Account times the value of each Unit.

      VARIABLE ACCUMULATION UNIT VALUE

      The value of each Variable Accumulation Unit in a Sub-Account reflects the net investment performance of that Sub-Account. We determine that value once on each day that the New York Stock Exchange is open for trading, at the close of trading, which is currently 4:00 p.m., Eastern Time. (The close of trading is determined by the New York Stock Exchange.) We also may determine the value of Variable Accumulation Units of a Sub-Account on days the Exchange is closed if there is enough trading in securities held by that Sub-Account to materially affect the value of the Variable Accumulation Units. Each day we make a valuation is called a "Business Day." The period that begins at the time Variable Accumulation Units are valued on a Business Day and ends at that time on the next Business Day is called a Valuation Period. On days other than Business Days, the value of a Variable Accumulation Unit does not change.

      To measure these values, we use a factor -- which we call the Net Investment Factor-- which represents the net return on the Sub-Account's assets. At the end of any Valuation Period, the value of a Variable Accumulation Unit for a Sub-Account is equal to the value of that Sub-Account's Variable Accumulation Units at the end of the previous Valuation Period, multiplied by the Net Investment Factor. We calculate the Net Investment Factor by dividing
(1) the net asset value of a Fund share held in the Sub-Account at the end of that Valuation Period, plus the per share amount of any dividend or capital gains distribution made by that Fund during the Valuation Period, by (2) the net asset value per share of the Fund share at the end of the previous Valuation Period; we then deduct a factor representing the mortality and expense risk charge and administrative expense charge. See "Contract Charges."

      For a hypothetical example of how we calculate the value of a Variable Accumulation Unit, see the Statement of Additional Information.

      CREDITING AND CANCELING VARIABLE ACCUMULATION UNITS

      When we receive an allocation to a Sub-Account, either from a Net Purchase Payment or a transfer of Account Value, we credit that amount to your Account in Variable Accumulation Units. Similarly, we cancel Variable Accumulation Units when you transfer or withdraw amounts from a Sub-Account, or when we deduct certain charges under the Contract. We determine the number of Units credited or canceled by dividing the dollar amount by the Variable Accumulation Unit value for that Sub-Account at the end of the Valuation Period during which the transaction or charge is effective.

FIXED ACCOUNT VALUE

      Your Fixed Account value is the sum of all amounts allocated to Guarantee Periods, either from Net Purchase Payments, transfers or renewals, plus interest credited on those amounts, and minus withdrawals, transfers out of Guarantee Periods, and any deductions for charges under the Contract taken from your Fixed Account Value.

      A Guarantee Period begins the day we apply your allocation and ends when the number of calendar years (or months if the Guarantee Period is less than one year) in the Guarantee Period (measured from the end of the calendar month in which the amount was allocated to the Guarantee Period) have elapsed. The last day of the Guarantee Period is its Expiration Date.

      Each additional Purchase Payment, transfer or renewal credited to your Fixed Account value will result in a new Guarantee Period with its own Expiration Date. Amounts allocated at different times to Guarantee Periods of the same duration may have different Expiration Dates.

      CREDITING INTEREST

      We credit interest on amounts allocated to a Guarantee Period at the applicable Guaranteed Interest Rate for the duration of the Guarantee Period. During the Guarantee Period, we credit interest daily at a rate that yields the Guaranteed Interest Rate on an annual effective basis.

      GUARANTEE AMOUNTS


      Each separate allocation you make to a Guarantee Period, together with interest credited thereon, is called a Guarantee Amount. Each Guarantee Amount is treated separately for purposes of determining the Market Value Adjustment. We may restrict a Guarantee Period that will extend beyond your maximum Annuity Commencement Date. Renewals into a Guarantee Period that will extend beyond your maximum Annuity Commencement Date will result in the application of a Market Value Adjustment upon annuitization or withdrawals. Each new allocation to a Guarantee Period must be at least $1,000.


      RENEWALS

      We will notify you in writing between 45 and 75 days before the Expiration Date for any Guarantee Amount. A new Guarantee Period of the same duration will begin automatically for that

Guarantee Amount on the first day following the Expiration Date, unless before the Expiration Date we receive:

        (1) written notice from you electing a different Guarantee Period from among those we then offer or

        (2) instructions to transfer all or some of the Guarantee Amount to one or more Sub-Accounts, in accordance with the transfer privilege provisions of the Contract.

      A Guarantee Amount will not renew into a Guarantee Period that will extend beyond your maximum Annuity Commencement Date. We will automatically renew your Guarantee Amount into the next available Guarantee Period.

      EARLY WITHDRAWALS

      If you withdraw, transfer, or annuitize an allocation to a Guarantee Period more than 30 days prior to the Expiration Date, we will apply a Market Value Adjustment to the transaction. This could result in an increase or decrease of your Account Value, depending on interest rates at the time. You bear the risk that you will receive less than your principal if the Market Value Adjustment applies.

TRANSFER PRIVILEGE

      PERMITTED TRANSFERS

      During the Accumulation Phase, you may transfer all or part of your Account Value to one or more Sub-Accounts or Guarantee Periods then available, subject to the following restrictions:

      -  You may not make more than 12 transfers in any Account Year;

      - The amount transferred from a Sub-Account must be at least $1,000 unless you are transferring your entire balance in that Sub-Account;

      -  Your Account Value remaining in a Sub-Account must be at least $1,000;

      - The amount transferred from a Guarantee Period must be the entire Guarantee Amount, except for transfers of interest credited during the current Account Year;

      - At least 30 days must elapse between transfers to or from Guarantee Periods;

      - Transfers to or from Sub-Accounts are subject to terms and conditions that may be imposed by the Series Fund; and

      - We impose additional restrictions on market timers, which are further described below.

      These restrictions do not apply to transfers made under an approved dollar-cost averaging program.

      There is usually no charge imposed on transfers; however, we reserve the right to impose a transfer charge of $15 for each transfer. Transfers out of a Guarantee Period more than 30 days before expiration of the period will be subject to the Market Value Adjustment described below. Under current law there is no tax liability for transfers.

      REQUESTS FOR TRANSFERS

      You may request transfers in writing or by telephone. The telephone transfer privilege is available automatically, and does not require your written election. We will require personal identifying information to process a request for transfer made by telephone. We will not be liable for following instructions communicated by telephone that we reasonably believe are genuine.

      If we receive your transfer request before 4:00 p.m. Eastern Time on a Business Day, it will be effective that day. Otherwise, it will be effective the next Business Day.

      MARKET TIMERS

      The Contracts are not designed for professional market timing organizations or other entities using programmed and frequent transfers. If you wish to employ such strategies, you should not purchase a Contract. Accordingly, transfers may be subject to restrictions if exercised by a market timing firm or any other third party authorized to initiate transfer transactions on behalf of multiple Owners. In imposing such restrictions, we may, among other things, not accept (1) the transfer instructions of any agent acting under a power of attorney on behalf of more than one Owner, or (2) the transfer instructions of individual Owners who have executed preauthorized transfer forms that are submitted at the same time by market timing firms or other third parties on behalf of more than one Owner. We will not impose these restrictions unless our actions are reasonably intended to prevent the use of such transfers in a manner that will disadvantage or potentially impair the Contract rights of other Owners.

      In addition, the Series Fund has reserved the right to temporarily or permanently refuse exchange requests from the Variable Account if, in MFS' judgment, a Fund would be unable to invest effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected. In particular, a pattern of exchanges that coincide with a market timing strategy may be disruptive to a Fund and therefore may be refused. Accordingly, the Variable Account may not be in a position to effectuate transfers and may refuse transfer requests without prior notice. We also reserve the right, for similar reasons, to refuse or delay exchange requests involving transfers to or from the Fixed Account.

WAIVERS; REDUCED CHARGES; CREDITS; BONUS GUARANTEED INTEREST RATES

      We may reduce or waive the withdrawal charge or Account Fee, credit additional amounts, or grant bonus Guaranteed Interest Rates in certain situations. These situations may include sales of Contracts (1) where selling and/or maintenance costs associated with the Contracts are reduced, such as the sale of several Contracts to the same Owner, sales of large Contracts, and certain group sales, and (2) to officers, directors and employees of the Company or its affiliates, registered representatives and employees of broker-dealers with a current selling agreement with the Company and affiliates of such representatives and broker-dealers, employees of affiliated asset management firms, and persons who have retired from such positions ("Eligible Employees") and immediate family members of Eligible Employees. Eligible Employees and their immediate family members may also purchase a Contract without regard to minimum Purchase Payment requirements. For other situations in which withdrawal charges may be waived, see "Withdrawals, Withdrawal Charge and Market Value Adjustment."

OPTIONAL PROGRAMS

      DOLLAR-COST AVERAGING

      Dollar-cost averaging allows you to invest gradually, over time, in up to 12 Sub-Accounts. You may select a dollar-cost averaging program at no extra charge by allocating a minimum of $1,000 to a designated Sub-Account or to a Guarantee Period we make available in connection with the program. Amounts allocated to the Fixed Account under the program will earn interest at a rate declared by the Company for the Guarantee Period you select. Previously applied amounts may not be transferred to a Guarantee Period made available in connection with this program. Each month or quarter, as you select, we will transfer the same amount automatically to one or more Sub-Accounts that you choose, up to a maximum of 12 Sub-Accounts. The program continues until your Account Value allocated to the program is depleted or you elect to stop the program. The final amount transferred from the Fixed Account will include all interest earned.

      No Market Value Adjustment (either positive or negative) will apply to amounts automatically transferred from the Fixed Account under the dollar-cost averaging program, except that if you discontinue or alter the program prior to completion, amounts remaining in the Fixed Account will be transferred to the Money Market Fund investment option under the Contracts, unless you instruct us otherwise, and the Market Value Adjustment will be applied. Any new allocation of a Purchase Payment to the program will be treated as commencing a new dollar-cost averaging program and is subject to the $1,000 minimum.

      The main objective of a dollar-cost averaging program is to minimize the impact of short-term price fluctuations on Account Value. Since you transfer the same dollar amount to the Variable Account investment options at set intervals, dollar-cost averaging allows you to purchase more Variable Accumulation Units (and, indirectly, more Fund shares) when prices are low and fewer Variable Accumulation Units (and, indirectly, fewer Fund shares) when prices are high. Therefore, you may achieve a lower average cost per Variable Accumulation Unit over the long term. A dollar-cost averaging program allows you to take advantage of market fluctuations. However, it is important to understand that a dollar-cost averaging program does not assure a profit or protect against loss in a declining market.

      ASSET ALLOCATION

      One or more asset allocation programs may be available in connection with the Contracts, at no extra charge. Asset allocation is the process of investing in different asset classes -- such as equity funds, fixed income funds, and money market funds -- depending on your personal investment goals, tolerance for risk, and investment time horizon. By spreading your money among a variety of asset classes, you may be able to reduce the risk and volatility of investing, although there are no guarantees, and asset allocation does not insure a profit or protect against loss in a declining market.

      Currently, you may select one of three asset allocation models, each of which represents a combination of Sub-Accounts with a different level of risk. The available models are: the conservative asset allocation model, the moderate asset allocation model, and the aggressive asset allocation model. Each model allocates a different percentage of Account Value to Sub-Accounts investing in the various asset classes, with the conservative model allocating the lowest percentage to Sub-Accounts investing in the equity asset class and the aggressive model allocating the highest percentage to the equity asset class. These models, as well as the terms and conditions of the asset allocation program, are fully described in a separate brochure. Additional programs may be available in the future.

      If you elect an asset allocation program, we will automatically allocate your Purchase Payments among the Sub-Accounts represented in the model you choose. By your election of an asset allocation program, you thereby authorize us to automatically reallocate your investment options that participate in the asset allocation program on a quarterly basis, or as determined by the terms of the asset allocation progam, to reflect the current composition of the model you have selected, without further instruction, until we receive notification that you wish to terminate the program, or choose a different model.

      SYSTEMATIC WITHDRAWAL AND INTEREST OUT PROGRAMS

      If you have an Account Value of $10,000 or more, you may select our Systematic Withdrawal Program or our Interest Out Program.

      Under the Systematic Withdrawal Program, you determine the amount and frequency of regular withdrawals you would like to receive from your Fixed Account Value and/or Variable Account Value and we will effect them automatically; a Market Value Adjustment may be applicable upon withdrawal. Under the Interest Out Program, we automatically pay to you, or reinvest, interest credited for all Guarantee Periods you have chosen. The withdrawals under these programs are subject to surrender charges. They may also be included in income and subject to a 10% federal tax penalty, as well as all charges and any Market Value Adjustment applicable upon withdrawal. You should consult your tax adviser before choosing these options.

      You may change or stop either program at any time, by written notice to us.

      PORTFOLIO REBALANCING PROGRAM

      Under the Portfolio Rebalancing Program, we transfer funds among the Sub-Accounts to maintain the percentage allocation you have selected among these Sub-Accounts. At your election, we will make these transfers on a quarterly, semi-annual or annual basis.

      Portfolio Rebalancing does not permit transfers to or from any Guarantee Period.

      SECURED FUTURES PROGRAM

      Under the Secured Futures program, we divide your Purchase Payment between the Fixed Account and the Variable Account. For the Fixed Account portion, you choose a Guarantee Period from among those we offer, and we allocate to that Guarantee Period the portion of your Purchase Payment necessary so that at the end of the Guarantee Period, your Fixed Account allocation, including interest, will equal the entire amount of your original Purchase Payment. The remainder of the original Purchase Payment will be invested in Sub-Accounts of your choice. At the end of the Guarantee Period, you will be guaranteed the amount of your Purchase Payment (assuming no withdrawals), plus you will have the benefit, if any, of the investment performance of the Sub-Accounts you have chosen.

           WITHDRAWALS, WITHDRAWAL CHARGE AND MARKET VALUE ADJUSTMENT

CASH WITHDRAWALS

      REQUESTING A WITHDRAWAL

      At any time during the Accumulation Phase you may withdraw in cash all or any portion of your Account Value. To make a withdrawal, you must send us a written request at our Service Address. Your request must specify whether you want to withdraw the entire amount of your Account or, if less, the amount you wish to receive.

      All withdrawals may be subject to a withdrawal charge (see "Withdrawal Charge" below) and withdrawals from your Fixed Account Value also may be subject to a Market Value Adjustment (see "Market Value Adjustment" below). Upon request we will notify you of the amount we would pay in the event of a full or partial withdrawal. Withdrawals also may have adverse income tax consequences, including a 10% penalty tax (see "Tax Considerations"). You should carefully consider these tax consequences before requesting a cash withdrawal.

      FULL WITHDRAWALS

      If you request a full withdrawal, we calculate the amount we will pay you as follows. We start with the total value of your Account at the end of the Valuation Period during which we receive your withdrawal request; we deduct the Account Fee for the Contract Year in which the withdrawal is made; we add or subtract the amount of any Market Value Adjustment applicable to your Fixed Account Value; and finally, we deduct any applicable withdrawal charge.

      A full withdrawal results in the surrender of your Contract, and cancellation of all rights and privileges under your Contract.

      PARTIAL WITHDRAWALS

      If you request a partial withdrawal, we will pay you the actual amount specified in your request and then reduce the value of your Account by deducting the amount paid, adding or deducting any Market Value Adjustment applicable to amounts withdrawn from the Fixed Account, and deducting any applicable withdrawal charge.

      You may specify the amount you want withdrawn from each Sub-Account and/or Guarantee Amount to which your Account is allocated. If you do not so specify, we will deduct the total amount you request pro rata, based on your allocations at the end of the Valuation Period during which we receive your request.

      If you request a partial withdrawal that would result in your Account Value being reduced to an amount less than the Account Fee for the Contract Year in which you make the withdrawal, we will treat it as a request for a full withdrawal.

      TIME OF PAYMENT

      We will pay you the applicable amount of any full or partial withdrawal within 7 days after we receive your withdrawal request, except in cases where we are permitted to defer payment under the

Investment Company Act of 1940 and New York insurance law. Currently, we may defer payment of amounts you withdraw from the Variable Account only for the following periods:

      - When the New York Stock Exchange is closed (except weekends and holidays) or when trading on the New York Stock Exchange is restricted;

      - When it is not reasonably practical to dispose of securities held by the Funds or to determine the value of the net assets of the Funds, because an emergency exists; and

      - When an SEC order permits us to defer payment for the protection of Owners.

      We also may defer payment of amounts you withdraw from the Fixed Account for up to 6 months from the date we receive your withdrawal request. We do not pay interest on the amount of any payments we defer.

      WITHDRAWAL RESTRICTIONS FOR QUALIFIED PLANS

      If your Contract is a Qualified Contract, you should carefully check the terms of your retirement plan for limitations and restrictions on cash withdrawals.

      Special restrictions apply to withdrawals from Contracts used for Section 403(b) annuities. See "Tax Considerations -- Tax-Sheltered Annuities."

      When you make a withdrawal, we consider the oldest Purchase Payment that you have not already withdrawn to be withdrawn first, then the second oldest Purchase Payments, and so forth. Once all Purchase Payments are withdrawn, the balance withdrawn is considered to be accumulated value.

WITHDRAWAL CHARGE

      We do not deduct any sales charge from your Purchase Payments when they are made. However, we may impose a withdrawal charge (known as a "contingent deferred sales charge") on certain amounts you withdraw. We impose this charge to defray some of our expenses related to the sale of the Contracts, such as commissions we pay to agents, the cost of sales literature, and other promotional costs and transaction expenses.

      The withdrawal charge will never be greater than 6% of the aggregate amount of Purchase Payments you make under the Contract.

      FREE WITHDRAWAL AMOUNT

      In each Contract Year, you may withdraw a portion of your Account
Value -- which we will call the "free withdrawal amount" -- before incurring the withdrawal charge. For any year, the free withdrawal amount is equal to (1) 10% of the amount of all Purchase Payments you have made during the last 7 Contract Years, including the current Contract Year (the "Annual Withdrawal Allowance"), plus (2) the amount of all Purchase Payments made before the last 7 Contract Years that you have not previously withdrawn. Any portion of the Annual Withdrawal Allowance that you do not use in a Contract Year is cumulative; that is, it is carried forward and available for use in future years.

      For convenience, we refer to Purchase Payments made during the last
7 Contract Years (including the current Contract Year) as "New Payments," and all Purchase Payments made before the last 7 Contract Years as "Old Payments."

      For example, assume you wish to make a withdrawal from your Contract in Contract Year 10. You made an initial Purchase Payment of $10,000 in Contract Year 1, you made one additional Purchase Payment of $8,000 in Contract Year 8, and you have made no previous withdrawals. Your Account Value in Contract Year 10 is $35,000. The free withdrawal amount for Contract Year 10 is $19,400, calculated as follows:

      - $800, which is the Annual Withdrawal Allowance for Contract Year 10 (10% of the $8,000 Purchase Payment made in Contract Year 8, the only New Payment); plus

      - $8,600, which is the total of the unused Annual Withdrawal Allowances of $1,000 for each of Contract Years 1 through 7 and $800 for each of Contract Years 8 and 9 that are carried forward and available for use in Contract Year 10; plus

      - $10,000, which is the amount of all Old Payments that you have not previously withdrawn.

      WITHDRAWAL CHARGE ON PURCHASE PAYMENTS

      If you withdraw more than the free withdrawal amount in any Contract Year, we consider the excess amount to be withdrawn first from New Payments that you have not previously withdrawn. We impose the withdrawal charge on the amount of these New Payments. Thus, the maximum amount on which we will impose the withdrawal charge in any year will never be more than the total of all New Payments that you have not previously withdrawn.

      The amount of your withdrawal, if any, that exceeds the total of the free withdrawal amount plus the aggregate amount of all New Payments not previously withdrawn, is not subject to the withdrawal charge.

      ORDER OF WITHDRAWAL

      New Payments are withdrawn on a first-in first-out basis until all New Payments have been withdrawn. For example, assume the same facts as in the example above. In Contract Year 10 you wish to withdraw $25,000. We attribute the withdrawal first to the free withdrawal amount of $19,400, which is not subject to the withdrawal charge. The remaining $5,600 is withdrawn from the Purchase Payment made in Contract Year 8 (the only New Payment) and is subject to the withdrawal charge. The $2,400 balance of the Contract Year 8 Purchase Payment will remain in your Account. If you make a subsequent $5,000 withdrawal in Contract Year 10, $2,400 of that amount will be withdrawn from the remainder of the Contract Year 8 Purchase Payment and will be subject to the withdrawal charge. The other $2,600 of your withdrawal (which exceeds the amount of all New Payments not previously withdrawn) will not be subject to the withdrawal charge.

      CALCULATION OF WITHDRAWAL CHARGE

      We calculate the amount of the withdrawal charge by multiplying the Purchase Payments you withdraw by a percentage. The percentage varies according to the number of Contract Years the Purchase Payment has been held in your Account, including the year in which you made the Payment, but not the year in which you withdraw it. Each Payment begins a new 7-year period and moves down a declining surrender charge scale at each Contract Anniversary. Payments received during the first Contract Year will be charged 6% if withdrawn. On your next scheduled Contract Anniversary, that Payment, along with any other Payments made during that Contract Year, will be considered to be in their second Contract Year and will have a 5% withdrawal charge. On the next Contract Anniversary, these Payments will move into their third Contract Year and will have a withdrawal charge of 5%, if withdrawn. The withdrawal charge decreases according to the number of Contract Years the Purchase Payment has been in your Account. The declining scale is as follows:

  NUMBER OF
CONTRACT YEARS
 PAYMENT HAS
 BEEN IN YOUR    WITHDRAWAL
   ACCOUNT         CHARGE
--------------   ----------
 0-1                 6%
 2-3                 5%
 4-5                 4%
 6                   3%
 7 or more           0%

      For example, again using the same facts as in the example above, the percentage applicable to the withdrawals in Account Year 10 of Purchase Payments made in Contract Year 8 would be 5%, because the number of Contract Years the Purchase Payments have been held in your Account would be 2.

      For additional examples of how we calculate withdrawal charges, see Appendix C.

      TYPES OF WITHDRAWALS NOT SUBJECT TO WITHDRAWAL CHARGE

      We do not impose a withdrawal charge on withdrawals from the Accounts of
(a) our employees, (b) employees of our affiliates, or (c) licensed insurance agents who sell the Contracts. We also may waive withdrawal charges with respect to Purchase Payments derived from the surrender of other annuity contracts we issue.

      We do not impose the withdrawal charge on amounts you apply to provide an annuity, amounts we pay as a death benefit, or amounts you transfer among the Sub-Accounts, between the Sub-Accounts and the Fixed Account, or within the Fixed Account.

MARKET VALUE ADJUSTMENT

      We will apply a Market Value Adjustment if you withdraw or transfer amounts from your Fixed Account Value more than 30 days before the end of the applicable Guarantee Period. For this purpose, using Fixed Account Value to provide an annuity and distributions made on the death of the Owner are considered withdrawals, and the Market Value Adjustment will apply. However, we will not apply the Market Value Adjustment to automatic transfers to a Sub-Account from a Guarantee Period as part of our dollar-cost averaging program.

      We apply the Market Value Adjustment separately to each Guarantee Amount in the Fixed Account, that is, to each separate allocation you have made to a Guarantee Period together with interest credited on that allocation. However, we do not apply the adjustment to the amount of interest credited during your current Contract Year. Any withdrawal from a Guarantee Amount is attributed first to such interest.

      A Market Value Adjustment may decrease, increase or have no effect on your Account Value. This will depend on changes in interest rates since you made your allocation to the Guarantee Period and the length of time remaining in the Guarantee Period. In general, if the Guaranteed Interest Rate we currently declare for Guarantee Periods equal to the balance of your Guarantee Period (or your entire Guarantee Period for Guarantee Periods of less than one year) is higher than your Guaranteed Interest Rate, the Market Value Adjustment is likely to decrease your Account Value. If our current Guaranteed Interest Rate is lower, the Market Value Adjustment is likely to increase your Account Value.

      We determine the amount of the Market Value Adjustment by multiplying the amount that is subject to the adjustment by the following formula:

              N/12
    1 + I
  ( ----  )          -1
    1 + J

where:

      I is the Guaranteed Interest Rate applicable to the Guarantee Amount from which you withdraw, transfer or annuitize;

      J is the Guaranteed Interest Rate we declare at the time of your withdrawal, transfer or annuitization for Guarantee Periods equal to the length of time remaining in the Guarantee Period applicable to your Guarantee Amount, rounded to the next higher number of complete years, for Guarantee Periods of one year or more. For any Guarantee Periods of less than one year, J is the Guaranteed Interest Rate we declare at the time of your withdrawal, transfer or annuitization for a Guarantee Period of the same length as your Guarantee Period. If, at that time, we do not offer the applicable Guarantee Period we will use an interest rate determined by straight-line interpolation of the Guaranteed Interest Rates for the Guarantee Periods we do offer; and

      N is the number of complete months remaining in your Guarantee Period.

      We will apply the Market Value Adjustment to the amount being withdrawn after deduction of any Account Fee, if applicable, but before we impose any withdrawal charge on the amount withdrawn.

      For examples of how we calculate the Market Value Adjustment, see Appendix C.

                                CONTRACT CHARGES

ACCOUNT FEE

      During the Accumulation Phase of your Contract, we will deduct from your Account an annual Account Fee of $30 to help cover the administrative expenses we incur related to the issuance of Contracts and the maintenance of Accounts. We deduct the Account Fee on each Contract Anniversary. The annual Account Fee will never exceed $30. We deduct the Account Fee pro rata from each Sub-Account and each Guarantee Period, based on the allocation of your Account Value on your Contract Anniversary.

      We will not charge you the Account Fee if:

      (1) your Account has been allocated only to the Fixed Account during the applicable Contract Year; or

      (2)  your Account Value is more than $75,000 on your Contract Anniversary.

      If you make a full withdrawal of your Account, we will deduct the full amount of the Account Fee at the time of the withdrawal. In addition, on the Annuity Commencement Date we will deduct a pro rata portion of the Account Fee to reflect the time elapsed between the last Contract Anniversary and the day before the Annuity Commencement Date.

      After the Annuity Commencement Date, we will deduct an annual Account Fee of $30 in the aggregate in equal amounts from each Variable Annuity payment we make during the year. We do not deduct any Account Fee from Fixed Annuity payments.

ADMINISTRATIVE EXPENSE CHARGE

      We deduct an administrative expense charge from the assets of the Variable Account at an annual effective rate equal to 0.15% during both the Accumulation Phase and the Income Phase. This charge is designed to reimburse us for expenses we incur in administering the Contracts, the Accounts and the Variable Account that are not covered by the annual Account Fee.

MORTALITY AND EXPENSE RISK CHARGE

      During both the Accumulation Phase and the Income Phase, we deduct a mortality and expense risk charge from the assets of the Variable Account at an effective annual rate equal to 1.25%. The mortality risk we assume arises from our contractual obligation to continue to make annuity payments to each Annuitant, regardless of how long the Annuitant lives and regardless of how long all Annuitants as a group live. This obligation assures each Annuitant that neither the longevity of fellow Annuitants nor an improvement in life expectancy generally will have an adverse effect on the amount of any annuity payment received under the Contract. The mortality risk also arises from our contractual obligation to pay a death benefit upon the death of the Annuitant prior to the Annuity Commencement Date. The expense risk we assume is the risk that the annual Account Fee and the administrative expense charge we assess under the Contracts may be insufficient to cover the actual total administrative expenses we incur. If the amount of the charge is insufficient to cover the mortality and expense risks, we will bear the loss. If the amount of the charge is more than sufficient to cover the risks, we will make a profit on the charge. We may use this profit for any proper corporate purpose, including the payment of marketing and distribution expenses for the Contracts.

PREMIUM TAXES

      In New York there currently is no premium tax. However, if an Owner or Payee is not a New York State resident, a premium tax may be imposed, depending on where the Owner or Payee resides. We believe that the amounts of such premium taxes currently range from 0% to 3.5%. You should consult a tax adviser to find out if your state imposes a premium tax and the amount of any tax.

      In order to reimburse us for the premium tax we may pay on Purchase Payments, our policy is to deduct the amount of such taxes from the amount you apply to provide an annuity at the time of annuitization. However, we reserve the right to deduct the amount of any applicable tax from your Account at any time, including at the time you make a Purchase Payment or make a full or partial withdrawal. We do not make any profit on the deductions we make to reimburse premium taxes.

FUND EXPENSES

      There are fees and charges deducted from each Fund. These fees and expenses are described in the Fund's prospectus and related Statement of Additional Information.

                                 DEATH BENEFIT

      If the Annuitant dies during the Accumulation Phase, we will pay a death benefit to your Beneficiary, using the payment method elected (a single cash payment or one of our Annuity Options). If the Beneficiary is not living on the date of death of the Annuitant, we will pay the death benefit in one sum to you or, if you were the Annuitant, to your estate. We do not pay a death benefit if the Annuitant dies during the Income Phase. However, the Beneficiary will receive any payments provided under an Annuity Option that is in effect. If your Contract names more than one Annuitant, we will pay the death benefit after the death of the last surviving of the Annuitants.

      If your spouse is your Beneficiary, upon your death (if you are the Annuitant) your spouse may elect to continue the Contract as the Owner, rather than receive the death benefit. In that case, the death benefit provisions of the Contract will not apply until the death of your spouse. See "Other Contract Provisions -- Death of Owner."

AMOUNT OF DEATH BENEFIT

      To calculate the amount of the death benefit, we use a "Death Benefit Date." The Death Benefit Date is the date we receive proof of the Annuitant's death in an acceptable form ("Due Proof of Death") if you have elected a death benefit payment method before the death of the Annuitant and it remains effective. Otherwise, the Death Benefit Date is the later of the date we receive Due Proof of Death or the date we receive either the Beneficiary's election of payment method, or if you were the Annuitant and the Beneficiary is your spouse, the Beneficiary's election to continue the Contract. If we do not receive the Beneficiary's election within 60 days after we receive Due Proof of Death, the Death Benefit Date will be the last day of the 60 day period.

      The amount of the death benefit is determined as of the Death Benefit
Date.

      The death benefit will be the greatest of the following amounts:

      1. Your Account Value for the Valuation Period during which the Death Benefit Date occurs;

      2.  Your total Purchase Payments minus the sum of partial withdrawals;

      3. Your Account Value on the Seven-Year Anniversary immediately before the Death Benefit Date, adjusted for subsequent Purchase Payments and partial withdrawals and charges made between the Seven-Year Anniversary and the Death Benefit Date;

      4. The amount we would pay if you had surrendered your entire Account on the Death Benefit Date; and

      5. Your highest Account Value on any Contract Anniversary before the Annuitant's 81st birthday, adjusted for partial withdrawals and charges made between that Contract Anniversary and the Death Benefit Date.

      If the death benefit we pay is amount (2), (3), (4), or (5) above, your Account Value will be increased by the excess, if any, of that amount over amount (1). Any such increase will be allocated to the Sub-Accounts in proportion to your Account Value in those Sub-Accounts on the Death Benefit Date. Also, any portion of this new Account Value attributed to the Fixed Account will be transferred to the Money Market Fund investment option available under the Contracts (without the application of a Market Value Adjustment). The Beneficiary may then transfer to the Fixed Account and begin a new Guarantee Period.

METHOD OF PAYING DEATH BENEFIT

      The death benefit may be paid in a single cash payment or as an annuity (either fixed, variable or a combination), under one or more of our Annuity Options. We describe the Annuity Options in this Prospectus under "The Income Phase -- Annuity Provisions."

      During the Accumulation Phase, you may elect the method of payment for the death benefit. If no such election is in effect on the date of the Annuitant's death, the Beneficiary may elect either a single cash payment or an annuity. If you were the Annuitant and the Beneficiary is your spouse, the Beneficiary may elect to continue the Contract. These elections are made by sending us at our Service Address, a completed election form, which we will provide. If we do not receive the Beneficiary's election within 60 days after we receive Due Proof of Death, we will pay the death benefit in a single cash payment.

      If we pay the death benefit in the form of an Annuity Option, the Beneficiary becomes the Annuitant/Payee under the terms of that Annuity Option.

      Neither you nor the Beneficiary may exercise rights that would adversely affect the treatment of the Contract as an annuity contract under the Internal Revenue Code. (See "Other Contract Provisions -- Death of Owner.")

SELECTION AND CHANGE OF BENEFICIARY

      You select your Beneficiary in your Application. You may change your Beneficiary at any time by sending us written notice on our required form, unless you previously made an irrevocable Beneficiary designation. A new Beneficiary designation is not effective until we record the change.

PAYMENT OF DEATH BENEFIT

      Payment of the death benefit in cash will be made within 7 days of the Death Benefit Date, except if we are permitted to defer payment in accordance with the Investment Company Act of 1940. If an Annuity Option is elected, the Annuity Commencement Date will be the first day of the second calendar month following the Death Benefit Date, and your Account will remain in effect until the Annuity Commencement Date.

DUE PROOF OF DEATH

      We accept any of the following as proof of any person's death:

      -  An original certified copy of an official death certificate;

      - An original certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

      -  Any other proof we find satisfactory.

                     THE INCOME PHASE -- ANNUITY PROVISIONS

      During the Income Phase, we make regular monthly annuity payments to the Annuitant.

      The Income Phase of your Contract begins with the Annuity Commencement Date. On that date, we apply your Account Value, adjusted as described below, under the Annuity Option(s) you have selected, and we make the first payment.

      Once the Income Phase begins, no lump sum settlement option or cash withdrawals are permitted, except pursuant to Annuity Option D, Monthly Payments for a Specified Period Certain, as described below under the heading "Annuity Options," and you cannot change the Annuity Option(s) selected. You may request a full withdrawal before the Annuity Commencement Date, which will be subject to all charges applicable on withdrawals. See "Withdrawals, Withdrawal Charge and Market Value Adjustment."

SELECTION OF THE ANNUITANT OR CO-ANNUITANT

      You select the Annuitant in your Application. The Annuitant is the person who receives annuity payments during the Income Phase and on whose life these payments are based. In your Contract, the Annuity Option(s) refer to the Annuitant as the "Payee."

      In a Non-Qualified Contract, if you name someone other than yourself as Annuitant, you may also select a Co-Annuitant, who will become the new Annuitant if the original Annuitant dies before the Income Phase. If you have named both an Annuitant and a Co-Annuitant, you may designate one of them to become the sole Annuitant as of the Annuity Commencement Date, if both are living at that time.

      When an Annuity Option has been selected as the method of paying the death benefit, the Beneficiary is the Payee of the annuity payments.

SELECTION OF THE ANNUITY COMMENCEMENT DATE

      You select the Annuity Commencement Date in your Application. The following restrictions apply to the date you may select:

      - The earliest possible Annuity Commencement Date is the first day of the second month following your Contract Date.

      - The latest possible Annuity Commencement Date is the first day of the month following the Annuitant's 90th birthday or, if there is a Co-Annuitant, the 90th birthday of the younger of the Annuitant and Co-Annuitant.

      -  The Annuity Commencement Date must always be the first day of a month.

      You may change the Annuity Commencement Date from time to time by sending us written notice, with the following additional limitations:

      - We must receive your notice at least 30 days before the current Annuity Commencement Date.

      - The new Annuity Commencement Date must be at least 30 days after we receive the notice.

      There may be other restrictions on your selection of the Annuity Commencement Date imposed by your retirement plan or applicable law. In most situations, current law requires that for a Qualified Contract certain minimum distributions must commence no later than April 1 following the year the Annuitant reaches age 70 1/2 (or, for Qualified Contracts other than IRAs, no later than April 1 following the year the Annuitant retires, if later than the year the Annuitant reaches age 70 1/2).

ANNUITY OPTIONS

      We offer the following Annuity Options for payments during the Income Phase. Each Annuity Option may be selected for either a Variable Annuity, a Fixed Annuity, or a combination of both, except that Annuity Option E is available only for a Fixed Annuity. We may also agree to other settlement options, at our discretion.

      ANNUITY OPTION A -- LIFE ANNUITY

      We provide monthly payments during the lifetime of the Annuitant. Annuity payments stop when the Annuitant dies. There is no provision for continuation of any payments to a Beneficiary.

      ANNUITY OPTION B -- LIFE ANNUITY WITH 60, 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN

      We make monthly payments during the lifetime of the Annuitant. In addition, we guarantee that the Beneficiary will receive monthly payments for the remainder of the period certain, if the Annuitant dies during that period. The election of a longer period results in smaller monthly payments. If no Beneficiary is designated, we pay the discounted value of the remaining payments in one sum to the Annuitant's estate. The Beneficiary may also elect to receive the discounted value of the remaining payments in one sum. The discount rate for a Variable Annuity will be the assumed interest rate in effect; the discount rate for a Fixed Annuity will be based on the interest rate we used to determine the amount of each payment.

      ANNUITY OPTION C -- JOINT AND SURVIVOR ANNUITY

      We make monthly payments during the lifetime of the Annuitant and another person you designate and during the lifetime of the survivor of the two. We stop making payments when the last survivor dies. There is no provision for continuance of any payments to a Beneficiary.

      ANNUITY OPTION D -- MONTHLY PAYMENTS FOR A SPECIFIED PERIOD CERTAIN

      We make monthly payments for a specified period of time from 5 to 30 years, as you elect. If payments under this option are paid on a Variable Annuity basis, the Annuitant may elect to receive some or all of the discounted value of the remaining payments, less any applicable withdrawal charge; the discount rate for this purpose will be the assumed interest rate in effect. If the Annuitant dies during the period selected, the remaining income payments are made as described under Annuity Option B. The election of this Annuity Option may result in the imposition of a penalty tax.

      ANNUITY OPTION E -- FIXED PAYMENTS

      We hold the portion of your Adjusted Account Value selected for this option at interest, and make fixed payments in such amounts and at such times (over a period of at least 5 years) as you and we may agree. We continue making payments until the amount we hold is exhausted. The final payment will be for the remaining balance and may be less than the previous installments. We will credit interest yearly on the amount remaining unpaid at a rate we determine from time to time, but never less than 3% per year (or a higher rate if specified in your Contract), compounded annually. We may change the rate at any time, but will not reduce it more frequently than once each calendar year. If the Annuitant dies before all payments have been made, the Beneficiary may elect to receive the remaining payments or the unpaid balance in one lump sum. The election of this Annuity Option may result in the imposition of a penalty tax.

SELECTION OF ANNUITY OPTION

      You select one or more of the Annuity Options, which you may change from time to time during the Accumulation Phase, as long as we receive your selection or change in writing at least 30 days before the Annuity Commencement Date. If we have not received your written selection on the 30th day before the Annuity Commencement Date, you will receive Annuity Option B, for a life annuity with 120 monthly payments certain. If there is more than one Annuitant living on the Annuity Commencement Date because you have named a Co-Annuitant, we will provide Annuity Option C with a 50% survivor benefit and the Co-Annuitant as the designated second person.

      You may specify the proportion of your Adjusted Account Value you wish to provide a Variable Annuity or a Fixed Annuity. Under a Variable Annuity, the dollar amount of payments will vary, while under a Fixed Annuity, the dollar amount of payments will remain the same. If you do not specify a Variable Annuity or a Fixed Annuity, your Adjusted Account Value will be divided between Variable Annuities and Fixed Annuities in the same proportions as your Account Value was divided between the Variable and Fixed Accounts on the Annuity Commencement Date. You may allocate your Adjusted Account Value applied to a Variable Annuity among the Sub-Accounts, or we will use your existing allocations.

      There may be additional limitations on the options you may elect under your particular retirement plan or applicable law.

      REMEMBER THAT THE ANNUITY OPTIONS MAY NOT BE CHANGED ONCE ANNUITY PAYMENTS BEGIN.

AMOUNT OF ANNUITY PAYMENTS

      ADJUSTED ACCOUNT VALUE

      The Adjusted Account Value is the amount we apply to provide a Variable Annuity and/or a Fixed Annuity. We calculate Adjusted Account Value by taking your Account Value on the Business Day just before the Annuity Commencement Date and making the following adjustments:

      - We deduct a proportional amount of the Account Fee, based on the fraction of the current Contract Year that has elapsed.

      - If applicable, we apply the Market Value Adjustment to your Account Value in the Fixed Account, which may result in a deduction, an addition, or no change.

      - We deduct any applicable premium tax or similar tax if not previously deducted.

      VARIABLE ANNUITY PAYMENTS

      Variable Annuity payments may vary each month. We determine the dollar amount of the first payment using the portion of your Adjusted Account Value applied to a Variable Annuity and the Annuity Payment Rates in your Contract, which are based on an assumed interest rate of 3% per year, compounded annually. See "Annuity Payment Rates."

      To calculate the remaining payments, we convert the amount of the first payment into Annuity Units for each Sub-Account; we determine the number of those Annuity Units by dividing the portion of the first payment attributable to the Sub-Account by the Annuity Unit Value of that Sub-Account for the Valuation Period ending just before the Annuity Commencement Date. This number of Annuity Units for each Sub-Account will remain constant (unless the Annuitant requests an exchange of Annuity Units). However, the dollar amount of the next Variable Annuity payment -- which is the sum of the number of Annuity Units for each Sub-Account times its Annuity Unit Value for the Valuation Period ending just before the date of the payment -- will increase, decrease, or remain the same, depending on the net investment return of the Sub-Accounts.

      If the net investment return of the Sub-Accounts selected is the same as the assumed interest rate of 3%, compounded annually, the payments will remain level. If the net investment return exceeds the assumed interest rate, payments will increase and, conversely, if it is less than the assumed interest rate, payments will decrease.

      Please refer to the Statement of Additional Information for more information about calculating Variable Annuity Units and Variable Annuity payments, including examples of these calculations.

      FIXED ANNUITY PAYMENTS

      Fixed Annuity payments are the same each month. We determine the dollar amount of each Fixed Annuity payment using the fixed portion of your Adjusted Account Value and the applicable Annuity Payment Rates. These will be either (1) the rates in your Contract, which are based on a minimum guaranteed interest rate of 3% per year, compounded annually, or (2) new rates we have published and are using on the Annuity Commencement Date, if they are more favorable. See "Annuity Payment Rates."

      MINIMUM PAYMENTS

      If your Adjusted Account Value is less than $2,000, or the first annuity payment for any Annuity Option is less than $20, we will pay the Adjusted Account Value to the Annuitant in one payment.

EXCHANGE OF VARIABLE ANNUITY UNITS

      During the Income Phase, the Annuitant may exchange Annuity Units from one Sub-Account to another, up to 12 times each Contract Year. To make an exchange, the Annuitant sends us, at our Service Address, a written request stating the number of Annuity Units in the Sub-Account he or she wishes to exchange and the new Sub-Account for which Annuity Units are requested. The number of new Annuity Units will be calculated so the dollar amount of an annuity payment on the date of the exchange would not be affected. To calculate this number, we use Annuity Unit values for the Valuation Period during which we receive the exchange request.

      Before exchanging Annuity Units from one Sub-Account to another, the Annuitant should carefully review the Fund prospectus(es) for the investment objectives and risk disclosure of the Funds in which the Sub-Accounts are invested.

      During the Income Phase, we permit only exchanges among Sub-Accounts. No exchanges to or from a Fixed Annuity are permitted.

ACCOUNT FEE

      During the Income Phase, we deduct the annual Account Fee of $30 in equal amounts from each Variable Annuity payment. We do not deduct the Account Fee from Fixed Annuity payments.

ANNUITY PAYMENT RATES

      The Contracts contain Annuity Payment Rates for each Annuity Option described in this Prospectus. The rates show, for each $1,000 applied, the dollar amount of: (a) the first monthly Variable Annuity payment based on the assumed interest rate specified in the applicable Contract (at least 3% per year, compounded annually); and (b) the monthly Fixed Annuity payment, when this payment is based on the minimum guaranteed interest rate specified in the Contract (at least 3% per year, compounded annually).

      The Annuity Payment Rates may vary according to the Annuity Option(s) elected and the adjusted age of the Annuitant. The Contracts also describe the method of determining the adjusted age of the Annuitant. The mortality table used in determining the Annuity Payment Rates for Annuity Options A, B and C is the 1983 Individual Annuitant Mortality Table.

ANNUITY OPTIONS AS METHOD OF PAYMENT FOR DEATH BENEFIT

      You or your Beneficiary may also select one or more Annuity Options to be used in the event of the Annuitant's death before the Income Phase, as described under the "Death Benefit" section of this Prospectus. In that case, your Beneficiary will be the Annuitant. The Annuity Commencement Date will be the first day of the second month beginning after the Death Benefit Date.

                           OTHER CONTRACT PROVISIONS

EXERCISE OF CONTRACT RIGHTS

      A Contract belongs to the individual to whom the Contract is issued. All Contract rights and privileges can be exercised by the Owner without the consent of the Beneficiary (other than an irrevocably designated Beneficiary) or any other person. Such rights and privileges may be exercised only during the lifetime of the Annuitant before the Annuity Commencement Date, except as the Contract otherwise provides.

      The Annuitant becomes the Payee on and after the Annuity Commencement Date. The Beneficiary becomes the Payee on the death of the Annuitant. Such Payee may thereafter exercise such rights and privileges, if any, of ownership which continue.

CHANGE OF OWNERSHIP

      Ownership of a Qualified Contract may not be transferred except to: (1) the Annuitant; (2) a trustee or successor trustee of a pension or profit sharing trust which is qualified under Section 401 of the Internal Revenue Code;
(3) the employer of the Annuitant, provided that the Qualified Contract after transfer is maintained under the terms of a retirement plan qualified under
Section 403(a) of the Internal Revenue Code for the benefit of the Annuitant;
(4) the trustee or custodian of an individual retirement account plan qualified under Section 408 of the Internal Revenue Code for the benefit of the Owner; or
(5) as otherwise permitted from time to time by laws and regulations governing the retirement or deferred compensation plans for which a Qualified Contract may be issued. Subject to the foregoing, a Qualified Contract may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than the Company.

      The Owner of a Non-Qualified Contract may change the ownership of the Contract during the lifetime of the Annuitant and prior to the Annuity Commencement Date. A change of ownership will not be binding on us until we receive written notification. When we receive such notification, the change will be effective as of the date on which the request for change was signed by the Owner, but the change will be without prejudice to us on account of any payment we make or any action we take before receiving the change. If you change the Owner of a Non-Qualified Contract, you will become immediately liable for the payment of taxes on any gain realized under the Contract prior to the change of ownership, including possible liability for a 10% federal excise tax.

DEATH OF OWNER

      If your Contract is a Non-Qualified Contract and you die prior to the Annuitant and before the Annuity Commencement Date, special distribution rules apply. In that case, the death benefit amount (as determined under "Amount of Death Benefit" in this Prospectus using the date we receive Due Proof of your Death as the Death Benefit Date), must be distributed to your "designated beneficiary," within the meaning of Section 72(s) of the Internal Revenue Code, either (1) as a lump sum within 5 years after your death or (2) if in the form of an annuity, over a period not greater than the life or expected life of the designated beneficiary, with payments beginning no later than one year after your death.

      The person you have named a Beneficiary under your Contract, if any, will be the "designated beneficiary." If the named Beneficiary is not living, the Annuitant automatically becomes the designated beneficiary.

      If the designated beneficiary is your surviving spouse, your spouse may continue the Contract in his or her own name as Owner. To make this election, your spouse must give us written notification within 60 days after we receive Due Proof of Death. The special distribution rules will then apply on the death of your spouse.

      If you were the Annuitant as well as the Owner, your surviving spouse (if the designated beneficiary) may elect to be named as both Owner and Annuitant and continue the Contract; in that case, we will not pay a death benefit and the Account Value will not be increased to reflect the death benefit calculation. The special distribution rules will then apply on the death of your spouse. If your spouse does not make that election, the death benefit provisions of the Contract will apply, subject to the condition that any annuity option elected complies with the special distribution requirements described above. In all other cases where you are the Annuitant, the death benefit provisions of the Contract control.

      If you are the Annuitant and you die during the Income Phase, the remaining value of the Annuity Option in place must be distributed at least as rapidly as the method of distribution under the option.

      If the Owner is not a natural person, these distribution rules apply on a change in, or the death of, any Annuitant or Co-Annuitant.

      Payments made in contravention of these special rules would adversely affect the treatment of the Contracts as annuity contracts under the Internal Revenue Code. Neither you nor the Beneficiary may exercise rights that would have that effect.

      If yours is a Qualified Contract, any distributions upon your death will be subject to the laws and regulations governing the particular retirement or deferred compensation plan in connection with which the Qualified Contract was issued.

VOTING OF FUND SHARES

      We will vote Fund shares held by the Sub-Accounts at meetings of shareholders of the Funds or in connection with similar solicitations, but will follow voting instructions received from persons having the right to give voting instructions. During the Accumulation Phase, you will have the right to give voting instructions. During the Income Phase, the Payee -- that is the Annuitant or Beneficiary entitled to receive benefits -- is the person having such voting rights. We will vote any shares attributable to us and Fund shares for which no timely voting instructions are received in the same proportion as the shares for which we receive instructions from Owners and Payees, as applicable.

      Neither the Variable Account nor the Company is under any duty to provide information concerning the voting instruction rights of persons who may have such rights under plans, other than rights afforded by the Investment Company Act of 1940, or any duty to inquire as to the instructions received or the authority of Owners or others, as applicable, to instruct the voting of Series Fund shares. Except as the Variable Account or the Company has actual knowledge to the contrary, the instructions given by Owners and Payees will be valid as they affect the Variable Account, the Company and any others having voting instruction rights with respect to the Variable Account.

      All Fund proxy material, together with an appropriate form to be used to give voting instructions, will be provided to each person having the right to give voting instructions at least 10 days prior to each meeting of the shareholders of the Funds. We will determine the number of Fund shares as to which each such person is entitled to give instructions as of the record date set by the Fund for such meeting, which is expected to be not more than 90 days prior to each such meeting. Prior to the Annuity Commencement Date, the number of Fund shares as to which voting instructions may be given to the Company is determined by dividing the value of all of the Variable Accumulation Units of the particular Sub-Account credited to the Owner Account by the net asset value of one Fund share as of the same date. On or after the Annuity Commencement Date, the number of Fund shares as to which such instructions may be given by a Payee is determined by dividing the reserve held by the Company in the Sub-Account with respect to the particular Payee by the net asset value of a Fund share as of the same date. After the Annuity Commencement Date, the number of Fund shares as to which a Payee is entitled to give voting instructions will generally decrease due to the decrease in the reserve.

PERIODIC REPORTS

      During the Accumulation Period we will send you at least once during each Contract Year, a statement showing the number, type and value of Accumulation Units credited to your Account and the Fixed Accumulation Value of your Account, which statement shall be accurate as of a date not more than 2 months previous to the date of mailing. These periodic statements contain important information concerning your transactions with respect to a Contract. It is your obligation to review each such statement carefully and to report to us, at the address or telephone number provided on the statement, any errors or discrepancies in the information presented therein within 60 days of the date of such statement. Unless we receive notice of any such error or discrepancy from you within such period, we may not be responsible for correcting the error or discrepancy.

      In addition, every person having voting rights will receive such reports or prospectuses concerning the Variable Account and the Funds as may be required by the Investment Company Act of 1940 and the Securities Act of 1933. We will also send such statements reflecting transactions in your Account as may be required by applicable laws, rules and regulations.

      Upon request, we will provide you with information regarding fixed and variable accumulation values.

SUBSTITUTION OF SECURITIES

      Shares of any or all Funds may not always be available for investment under the Contract. We may add or delete Funds or other investment companies as variable investment options under the Contracts. We may also substitute for the shares held in any Sub-Account shares of another Fund or shares of another registered open-end investment company or unit investment trust, provided that the substitution has been approved, if required, by the SEC and the Superintendent of Insurance of the State of New York. In the event of any substitution pursuant to this provision, we may make appropriate endorsement to the Contract to reflect the substitution.

CHANGE IN OPERATION OF VARIABLE ACCOUNT

      At our election and subject to the prior approval of the Superintendent of Insurance of the State of New York and any necessary vote by persons having the right to give instructions with respect to the voting of Fund shares held by the Sub-Accounts, the Variable Account may be operated as a management company under the Investment Company Act of 1940 or it may be deregistered under the Investment Company Act of 1940 in the event registration is no longer required. Deregistration of the Variable Account requires an order by the SEC. In the event of any change in the operation of the Variable Account pursuant to this provision, we may, subject to the prior approval of the Superintendent of Insurance of the State of New York, make appropriate endorsement to the Contract to reflect the change and take such other action as may be necessary and appropriate to effect the change.

SPLITTING UNITS

      We reserve the right to split or combine the value of Variable Accumulation Units, Annuity Units or any of them. In effecting any such change of unit values, strict equity will be preserved and no change will have a material effect on the benefits or other provisions of the Contracts.

MODIFICATION

      Upon notice to the Owner (or the Payee(s) during the Income Phase), we may modify the Contract if such modification: (i) is necessary to make the Contract or the Variable Account comply with any law or regulation issued by a governmental agency to which the Company or the Variable Account is subject;
(ii) is necessary to assure continued qualification of the Contract under the Internal Revenue Code or other federal or state laws relating to retirement annuities or annuity contracts; (iii) is necessary to reflect a change in the operation of the Variable Account or the Sub-Account(s) (See "Change in Operation of Variable Account"); (iv) provides additional Variable Account and/or fixed accumulation options; or (v) as may otherwise be in the best interests of Owners or Payees, as applicable. In the event of any such modification, we may make appropriate endorsement in the Contract to reflect such modification.

RIGHT TO RETURN

      If you are not satisfied with your Contract, you may return it by mailing or delivering it to us at our Service Address as shown on the cover of this Prospectus within 10 days after it was delivered to you. When we receive the returned Contract, it will be cancelled and we will refund to you your Account Value at the end of the Valuation Period during which we received it.

      If you are establishing an Individual Retirement Account ("IRA"), the Internal Revenue Code requires that we give you a disclosure statement containing certain information about the Contract and applicable legal requirements. We must give you this statement on or before the date the IRA is established. If we give you the disclosure statement before the seventh day preceding the date the IRA is established, you will not have any right of revocation under the Code. If we give you the disclosure statement at a later date, then you may give us a notice of revocation at any time within 7 days after your Contract Date. Upon such revocation, we will refund your Purchase Payment(s). This right of revocation with respect to an IRA is in addition to the return privilege set forth in the preceding paragraph. We allow an Owner establishing an IRA a "ten day free-look," notwithstanding the provisions of the Internal Revenue Code.

                               TAX CONSIDERATIONS


      This section describes general federal income tax consequences of the ownership of a Contract based upon our understanding of current federal tax laws. Actual federal tax consequences may vary depending on, among other things, the type of retirement plan with which you use a Contract. Also, legislation affecting the current tax treatment of annuity contracts could be enacted in the future, and could apply retroactively to Contracts that you purchased before the date of enactment. We make no attempt to consider any applicable federal estate, federal gift, state or other tax laws. We do not make any guarantee regarding the federal, state, or local tax status of any Contract or any transaction involving any Contract. You should consult a qualified tax professional for advice before purchasing a Contract or executing any other transaction (such as a rollover, distribution, withdrawal or payment) involving a Contract.


DEDUCTIBILITY OF PURCHASE PAYMENTS

      For federal income tax purposes, Purchase Payments made under Non-Qualified Contracts are not deductible.

PRE-DISTRIBUTION TAXATION OF CONTRACTS

      Generally, an increase in the value of a Contract will not give rise to tax, prior to distribution.


      However, corporate (or other non-natural person) Owners of Non-Qualified Contracts incur current tax, regardless of distributions, on Contract value increases. Such current taxation does not apply to (i) any immediate annuity, which the Internal Revenue Code (the "Code") defines as a single premium contract with an annuity commencement date within one year of the date of purchase, which provides for a series of substantially equal periodic payments (to be made not less frequently than annually) during the annuity period, or
(ii) any Contract that the non-natural person holds as agent for a natural person (such as where a bank or other entity holds a Contract as trustee under a trust agreement).


      You should note that qualified retirement investments automatically provide tax deferral regardless of whether the underlying contract is an annuity.

DISTRIBUTIONS AND WITHDRAWALS FROM NON-QUALIFIED CONTRACTS

      The Account Value will include an amount attributable to Purchase Payments, the return of which is not taxable, and an amount attributable to investment earnings, the return of which is taxable at ordinary income rates. The relative portions of a distribution that derive from nontaxable Purchase Payments and taxable investment earnings depend upon the timing of the distribution.


      If you withdraw less than your entire Account Value under a Non-Qualified Contract before the Annuity Commencement Date, you must treat the withdrawal first as a return of investment earnings. You may treat only withdrawals in excess of the amount of the Account Value attributable to investment earnings as a return of Purchase Payments. Account Value amounts assigned or pledged as collateral for a loan will be treated as if withdrawn from the Contract. For purposes of determining a contract owner's income, the Code provides that all nonqualified deferred annuity contracts issued by the same company (or its affiliates) to the same contract owner during any calendar year shall be treated as one annuity contract.



      If a Payee receives annuity payments under a Non-Qualified Contract after the Annuity Commencement Date, however, the Payee treats a portion of each payment as a nontaxable return of Purchase Payments. In general, the nontaxable portion of such a payment bears the same ratio to the total payment as the Purchase Payments bear to the Payee's expected return under the Contract. The remainder of the payment constitutes a taxable return of investment earnings. Once the Payee has received nontaxable payments in an amount equal to total Purchase Payments, all future distributions constitute fully taxable ordinary income. If the Annuitant dies before the Payee recovers the full amount of Purchase Payments, the Payee may deduct an amount equal to the unrecovered Purchase Payments.

      Upon the transfer of a Non-Qualified Contract by gift (other than to the Owner's spouse), the Owner must treat an amount equal to the Account Value minus the total amount paid for the Contract as income.


      Death benefits paid upon the death of a contract owner generally are includable in the income of the recipient as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract or (2) if distributed under an annuity option, they are taxed in the same manner as annuity payments, as described above. For this purpose, the "investment in the contract" is not affected by the owner's or annuitant's death, i.e., it remains generally the total Purchase Payments, less amounts previously received which were not includable in income. Special distribution rules apply upon the death of the owner.



      A penalty tax of 10% may apply to taxable cash withdrawals and lump-sum payments from Non-Qualified Contracts. This penalty will not apply in certain circumstances, such as distributions pursuant to the death of the Owner, distributions that are a part of a series of substantially equal periodic payments made annually under a lifetime annuity, or distributions under an immediate annuity (as defined above) or after age 59 1/2.


DISTRIBUTIONS AND WITHDRAWALS FROM QUALIFIED CONTRACTS

      Generally, distributions from a Qualified Contract will constitute fully taxable ordinary income. Also, a 10% penalty tax will, except in certain circumstances, apply to distributions prior to age 59 1/2.


      If you receive an eligible rollover distribution from a qualified Contract (other than from a Contract issued for use with an individual retirement account) and roll over that distribution to another eligible plan, such distribution will not be includible in your income. However, such distribution is subject to 20% mandatory withholding as described below. An "eligible rollover distribution" is any distribution to you of all or any portion of the balance to the credit of your account, other than:



      - A distribution which is one of a series of substantially equal periodic payments made annually under a lifetime annuity or for a specified period of ten years or more;



      -  Any required minimum distribution, or



      -  Any hardship distribution.


      Only you or your spouse may elect to roll over a distribution to an eligible retirement plan.

WITHHOLDING

      In the case of an eligible rollover distribution (as defined above) from a Qualified Contract (other than from a Contract issued for use with an individual retirement account), we (or the plan administrator) must withhold and remit to the U.S. Government 20% of the distribution, unless the Owner or Payee elects to make a direct rollover of the distribution to another qualified retirement plan that is eligible to receive the rollover; however, only you or your spouse may elect a direct rollover. In the case of a distribution from (i) a Non-Qualified Contract, (ii) a Qualified Contract issued for use with an individual retirement account, or (iii) a Qualified Contract where the distribution is not an eligible rollover distribution, we will withhold and remit to the U.S. Government a part of the taxable portion of each distribution unless, prior to the distribution, the Owner or Payee provides us his or her taxpayer identification number and instructs us (in the manner prescribed) not to withhold. The Owner or Payee may credit against his or her federal income tax liability for the year of distribution any amounts that we (or the plan administrator) withhold.

INVESTMENT DIVERSIFICATION AND CONTROL

      The Treasury Department has issued regulations that prescribe investment diversification requirements for mutual fund series underlying nonqualified variable contracts. Contracts must comply with these regulations to qualify as annuities for federal income tax purposes. Contracts that do not meet the guidelines are subject to current taxation on annual increases in value. We believe that each Series of the Series Fund complies with these regulations. The preamble to the regulations states that the Internal Revenue Service may promulgate guidelines under which an owner's excessive control over investments underlying the contract will preclude the contract from qualifying as an annuity for federal tax purposes. We cannot predict whether such guidelines, if in fact promulgated, will be retroactive. We reserve the right to modify the Contract and/or the Variable Account to the extent necessary to comply with any such guidelines, but cannot assure that such modifications would satisfy any retroactive guidelines.

TAX TREATMENT OF THE COMPANY AND THE VARIABLE ACCOUNT

      As a life insurance company under the Code, we will record and report operations of the Variable Account separately from other operations. The Variable Account will not, however, constitute a regulated investment company or any other type of taxable entity distinct from our other operations. We will not incur tax on the income of the Variable Account (consisting primarily of interest, dividends, and net capital gains) if we use this income to increase reserves under Contracts participating in the Variable Account.

QUALIFIED RETIREMENT PLANS

      You may use Qualified Contracts with several types of qualified retirement plans. Because tax consequences will vary with the type of qualified retirement plan and the plan's specific terms and conditions, we provide below only brief, general descriptions of the consequences that follow from using Qualified Contracts in connection with various types of qualified retirement plans. We stress that the rights of any person to any benefits under these plans may be subject to the terms and conditions of the plans themselves, regardless of the terms of the Qualified Contracts that you are using. These terms and conditions may include restrictions on, among other things, ownership, transferability, assignability, contributions and distributions.

PENSION AND PROFIT-SHARING PLANS

      Sections 401(a), 401(k) and 403(a) of the Code permit business employers and certain associations to establish various types of retirement plans for employees. The Tax Equity and Fiscal Responsibility Act of 1982 eliminated most differences between qualified retirement plans of corporations and those of self-employed individuals. Self-employed persons may therefore use Qualified Contracts as a funding vehicle for their retirement plans, as a general rule.

TAX-SHELTERED ANNUITIES

      Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to purchase annuity contracts and, subject to certain limitations, exclude the amount of purchase payments from gross income for tax purposes. The Code imposes restrictions on cash withdrawals from Section 403(b) annuities.

      If the Contracts are to receive tax deferred treatment, cash withdrawals of amounts attributable to salary reduction contributions (other than withdrawals of accumulation account value as of December 31, 1988) may be made only when the Owner attains age 59 1/2, separates from service with the employer, dies or becomes disabled (within the meaning of Section 72(m)(7) of the Code). These restrictions apply to (i) any post-1988 salary reduction contributions, (ii) any growth or interest on post-1988 salary reduction contributions, and (iii) any growth or interest on pre-1989 salary reduction contributions that occurs on or after January 1, 1989. It is permissible, however, to withdraw post-1988 salary reduction contributions in cases of financial hardship. While the Internal Revenue Service has not issued specific rules defining financial hardship, we expect that to qualify for a hardship distribution, the Owner must have an immediate and heavy bona fide financial need and lack other resources reasonably available to satisfy the need. Hardship withdrawals (as well as certain other premature withdrawals) will be subject to a 10% tax penalty, in addition to any withdrawal charge applicable under the Contracts. Under certain circumstances the 10% tax penalty will not apply if the withdrawal is for medical expenses.

      Under the terms of a particular Section 403(b) plan, the Owner may be entitled to transfer all or a portion of the Account Value to one or more alternative funding options. Owners should consult the documents governing their plan and the person who administers the plan for information as to such investment alternatives.

INDIVIDUAL RETIREMENT ACCOUNTS

      Sections 219 and 408 of the Code permit eligible individuals to contribute to an individual retirement program, including Simplified Employee Pension Plans, Employer/Association of Employees Established Individual Retirement Account Trusts, and Simple Retirement Accounts. Such IRAs are subject to limitations on contribution levels, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from some other types of retirement plans may be placed in an IRA on a tax-deferred basis. If we sell Contracts for use with IRAs, the Internal Revenue Service or other agency may impose supplementary information requirements. We will provide purchasers of the Contracts for such purposes with any necessary information. You will have the right to revoke the Contract under certain circumstances, as described in the section of this Prospectus entitled "Right to Return."

ROTH IRAS

      Section 408A of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Unlike contributions to a traditional IRA under Section 408 of the Code, contributions to a Roth IRA are not tax-deductible. Provided certain conditions are satisfied, distributions are generally tax-free. Like traditional IRAs, Roth IRAs are subject to limitations on contribution amounts and the timing of distributions. If an individual converts a traditional IRA into a Roth IRA, the full amount of the IRA is included in taxable income. The Internal Revenue Service and other agencies may impose special information requirements with respect to Roth IRAs. If and when we make Contracts available for use with Roth IRAs, we will provide any necessary information.

                        ADMINISTRATION OF THE CONTRACTS

      We perform certain administrative functions relating to the Contracts, Owner Accounts, and the Variable Account. These functions include, but are not limited to, maintaining the books and records of the Variable Account and the Sub-Accounts; maintaining records of the name, address, taxpayer identification number, Contract number, Owner Account number and type, the status of each Owner Account and other pertinent information necessary to the administration and operation of the Contracts; processing Applications, Purchase Payments, transfers and full and partial withdrawals; issuing Contracts; administering annuity payments; furnishing accounting and valuation services; reconciling and depositing cash receipts; providing confirmations; providing toll-free customer service lines; and furnishing telephonic transfer services.

                         DISTRIBUTION OF THE CONTRACTS

      We offer the Contracts on a continuous basis. The Contracts are sold by licensed insurance agents in the State of New York. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. and who have entered into distribution agreements with the Company and the general distributor, Clarendon Insurance Agency, Inc. ("Clarendon"), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481. Clarendon, a wholly-owned subsidiary of our parent company, Sun Life (U.S.), is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.

      Commissions and other distribution compensation will be paid by the Company to the selling agents and will not be more than 7.10% of Purchase Payments. In addition, after the first Contract Year, broker-dealers who have entered into distribution agreements with the Company may receive an annual renewal commission of no more than 1.00% of the Owner's Account Value. Commissions will not be paid with respect to Accounts established for the personal account of employees of the Company or any of its affiliates, or of persons engaged in the distribution of the Contracts, or of immediate family members of such employees or persons. In addition, commissions may be waived or reduced in connection with certain transactions described in this Prospectus under the heading "Waivers; Reduced Charges; Credits; Bonus Guaranteed Interest Rates." During 1997, 1998 and 1999, approximately $532,000, $468,300 and $237,696, respectively, was paid to and retained by Clarendon in connection with the distribution of the Contracts.

                            PERFORMANCE INFORMATION

      From time to time the Variable Account may publish reports to shareholders, sales literature and advertisements containing performance information relating to the Sub-Accounts. This information may include standardized and non-standardized "Average Annual Total Return," "Cumulative Growth Rate" and "Compound Growth Rate." We may also advertise "yield" and/or "effective yield" for some Sub-Accounts.

      Average Annual Total Return measures the net income of a Sub-Account and any realized or unrealized gains or losses of the Fund in which it invests, over the period stated. Average Annual Total Return figures are annualized and represent the average annual percentage change in the value of an investment in a variable option over that period. Standardized Average Annual Total Return information covers the period after the Variable Account was established or, if shorter, the life of the Fund. Non-standardized Average Annual Total Return covers the life of each Fund, which may predate the Variable Account. Cumulative Growth Rate represents the cumulative change in the value of an investment in the Sub-Account for the period stated, and is arrived at by calculating the change in the Accumulation Unit Value of a Sub-Account between the first and the last day of the period being measured. The difference is expressed as a percentage of the Accumulation Unit Value at the beginning of the base period. "Compound Growth Rate" is an annualized measure, calculated by applying a formula that determines the level of return which, if earned over the entire period, would produce the cumulative return.

      Average Annual Total Return figures assume an initial Purchase Payment of $1,000 and reflect all applicable withdrawal and Contract charges. The Cumulative Growth Rate and Compound Growth Rate figures that we advertise do not reflect withdrawal charges or the annual Account Fee, although such figures do reflect all recurring charges. Results calculated without withdrawal and/or certain Contract charges will be higher. We may also use other types of rates of return that do not reflect withdrawal and Contract charges.

      The performance figures used by the Variable Account are based on the actual historical performance of the underlying Funds for the specified periods, and the figures are not intended to indicate future performance. For periods before the date the Contracts became available, we calculate the performance information for the Sub-Accounts on a hypothetical basis. To do this, we reflect deductions of the current Contract fees and charges from the historical performance of the corresponding Funds.

      Yield is a measure of the net dividend and interest income earned over a specific one-month or 30-day period (7-day period for the Money Market Sub-Account available for investment under the Contract), expressed as a percentage of the value of the Sub-Account's Accumulation Units. Yield is an annualized figure, which means that we assume that the Sub-Account generates the same level of net income over a one-year period and compound that income on a semi-annual basis. We calculate the effective yield for the available Money Market Sub-Account similarly, but include the increase due to assumed compounding. The Money Market Sub-Account's effective yield will be slightly higher than its yield as a result of its compounding effect.

      The Variable Account may also from time to time compare its investment performance to various unmanaged indices or other variable annuities and may refer to certain rating and other organizations in its marketing materials. More information on performance and our computations is set forth in the Statement of Additional Information.

      The Company may also advertise the ratings and other information assigned to it by independent industry ratings organizations. Some of these organizations are A.M. Best, Moody's Investor's Service, Standard and Poor's Insurance Rating Services, and Duff and Phelps. Each year, A.M. Best reviews the financial status of thousands of insurers, culminating in the assignment of Best's rating. These ratings reflect A.M. Best's current opinion of the relevant financial strength and operating performance of an insurance company in comparison to the norms of the life/health industry. Best's ratings range from A++ to F. Standard and Poor's and Duff and Phelps' ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues. These two ratings do not measure the insurance company's ability to meet non-policy obligations. Ratings in general do not relate to the performance of the Sub-Accounts.

      We may also advertise endorsements from organizations, individuals or other parties that recommend the Company or the Contracts. We may occasionally include in advertisements (1) comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets; or (2) discussions of alternative investment vehicles and general economic conditions.

                             AVAILABLE INFORMATION

      The Company and the Variable Account have filed with the SEC registration statements under the Securities Act of 1933 relating to the Contracts. This Prospectus does not contain all of the information contained in the registration statements and their exhibits. For further information regarding the Variable Account, the Company and the Contracts, please refer to the registration statements and their exhibits.

      In addition, the Company is subject to the informational requirements of the Securities Exchange Act of 1934. We file reports and other information with the SEC to meet these requirements. You can inspect and copy this information and our registration statements at the SEC's public reference facilities at the following locations: WASHINGTON, D.C. -- 450 Fifth Street, N.W., Room 1024, Washington, D.C. 20549; CHICAGO, ILLINOIS -- 500 West Madison Street, Chicago, IL 60661; NEW YORK, NEW YORK -- 7 World Trade Center, 13th Floor, New York, NY 10048. The Washington, D.C. office will also provide copies by mail for a fee. You may also find these materials on the SEC's website (http://www.sec.gov).

                INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE


      The Company's Annual Report on Form 10-K for the year ended December 31, 2000 filed with the SEC pursuant to Section 13(a) or 15(d) of the Securities Exchange Act of 1934, as amended (the "Exchange Act") is incorporated herein by reference. All documents or reports we file pursuant to Section 13(a), 13(c), 14 or 15(d) of the Exchange Act, after the date of this prospectus and prior to the termination of the offering, shall be deemed incorporated by reference into the prospectus.



      The Company will furnish, without charge, to each person to whom a copy of this Prospectus is delivered, upon the written or oral request of such person, a copy of the documents referred to above which have been incorporated by reference into this Prospectus, other than exhibits to such document (unless such exhibits are specifically incorporated by reference in this Prospectus). Requests for such document should be directed to the Secretary, Sun Life Assurance Company of Canada (U.S.), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481, telephone (800) 225-3950.



                                STATE REGULATION


      The Company is subject to the laws of the State of New York governing life insurance companies and to regulation by the Superintendent of Insurance of New York. An annual statement is filed with the Superintendent of Insurance on or before March lst in each year relating to the operations of the Company for the preceding year and its financial condition on December 31st of such year. Its books and records are subject to review or examination by the Superintendent or his agents at any time and a full examination of its operations is conducted at periodic intervals.

      The Superintendent of Insurance has broad administrative powers with respect to licensing to transact business, overseeing trade practices, licensing agents, approving policy forms, establishing reserve requirements, fixing maximum interest rates on life insurance policy loans and minimum rates for accumulation of surrender values, prescribing the form and content of required financial statements and regulating the type and amounts of investments permitted.

      In addition, affiliated groups of insurers, such as the Company, its parent and its affiliates, are regulated under insurance holding company legislation in New York and certain other states. Under such laws, inter-company transfers of assets and dividend payments from insurance subsidiaries may be subject to prior notice or approval, depending on the size of such transfers and payments in relation to the financial positions of the companies involved.

      Under insurance guaranty fund laws in New York, insurers doing business therein can be assessed (up to prescribed limits) for policyholder losses incurred by insolvent companies. The amount of any future assessments of the Company under these laws cannot be reasonably estimated. However, these laws do provide that an assessment may be excused or deferred if it would threaten an insurer's own financial strength and many permit the deduction of all or a portion of any such assessment from any future premium or similar taxes payable.

      Although the federal government generally does not directly regulate the business of insurance, federal initiatives often have an impact on the business in a variety of ways. Current and proposed federal measures which may significantly affect the insurance business include employee benefit regulation, removal of barriers preventing banks from engaging in the insurance business, tax law changes affecting the taxation of insurance companies, the tax treatment of insurance products and its impact on the relative desirability of various personal investment vehicles.

                               LEGAL PROCEEDINGS

      There are no pending legal proceedings affecting the Variable Account. We are engaged in various kinds of routine litigation which, in management's judgment, is not of material importance to our respective total assets or material with respect to the Variable Account.

                                  ACCOUNTANTS


      The financial statements of the Variable Account for the year ended December 31, 2000 included in the Statement of Additional Information and the financial statements of the Company for the years ended December 31, 2000, 1999, 1998 included in the Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing therein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


                              FINANCIAL STATEMENTS


      The financial statements of the Company which are included in the Statement of Additional Information should be considered only as bearing on the ability of the Company to meet its obligations with respect to amounts allocated to the Fixed Account and with respect to the death benefit and the Company's assumption of the mortality and expense risks. They should not be considered as bearing on the investment performance of the Series Fund shares held in the Sub-Accounts of the Variable Account.



      The financial statements of the Variable Account for the year ended December 31, 2000 are also included in the Statement of Additional Information.


                            ------------------------

            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

Calculation of Performance Data
Advertising and Sales Literature
Calculations
  Example of Variable Accumulation Unit Value Calculation
  Example of Variable Annuity Unit Calculation
  Example of Variable Annuity Payment Calculation
Distribution of the Contracts
Designation and Change of Beneficiary
Custodian
Financial Statements

      This Prospectus sets forth information about the Contracts and the Variable Account that a prospective purchaser should know before investing. Additional information about the Contracts and the Variable Account has been filed with the Securities and Exchange Commission in a Statement of Additional Information dated May 1, 2001 which is incorporated herein by reference. The Statement of Additional Information is available upon request and without charge from Sun Life Insurance and Annuity Company of New York. To receive a copy, return this request form to the address shown below or telephone (800) 447-7569.


--------------------------------------------------------------------------------

To:     Sun Life Insurance and Annuity Company of New York
        P.O. Box 9141
        Boston, Massachusetts 02117

        Please send me a Statement of Additional Information for Regatta Gold-NY Variable and Fixed Annuity
        Sun Life (N.Y.) Variable Account C.

Name         ------------------------------------------------------------

Address      ------------------------------------------------------------

             ------------------------------------------------------------

City  --------------------------------   State  --------------       Zip  -------

Telephone  ------------------------------------------------------------

                                   APPENDIX A
                                    GLOSSARY

      The following terms as used in this Prospectus have the indicated meanings:

      ACCOUNT or OWNER ACCOUNT: An account established for each Owner to which Net Purchase Payments are credited.

      ACCOUNT VALUE: The Variable Accumulation Value, if any, plus the Fixed Accumulation Value, if any, of your Account for any Valuation Period.

      ACCUMULATION PHASE: The period before the Annuity Commencement Date and during the lifetime of the Annuitant during which you make Purchase Payments under the Contract. This is called the "Accumulation Period" in the Contract.

      ANNUITANT: The person or persons named in the Application and on whose life the first annuity payment is to be made. In a Non-Qualified Contract, if you name someone other than yourself as Annuitant, you may also name a Co-Annuitant. If you do, all provisions of the Contract based on the death of the Annuitant will be based on the date of death of the last surviving of the persons named. By example, if the Annuitant dies prior to the Annuity Commencement Date, the Co-Annuitant will become the new Annuitant. The death benefit will become due only on the death before the Annuity Commencement Date of the last surviving Annuitant and Co-Annuitant named. These persons are referred to collectively in the Contract as "Annuitants." If you have named both an Annuitant and Co-Annuitant, you may designate one of them to become the sole Annuitant as of the Annuity Commencement Date, if both are living at that time.

      *ANNUITY COMMENCEMENT DATE: The date on which the first annuity payment under each Contract is to be made.

      *ANNUITY OPTION: The method you choose for making annuity payments.

      ANNUITY UNIT: A unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment from the Variable Account.

      APPLICATION: The document signed by you or other evidence acceptable to us that serves as your application for purchase of a Contract.

      *BENEFICIARY: The person or entity having the right to receive the death benefit and, for Non-Qualified Contracts, who is the "designated beneficiary" for purposes of Section 72(s) of the Internal Revenue Code.

      BUSINESS DAY: Any day the New York Stock Exchange is open for trading or any other day on which there is enough trading in securities held by a Sub-Account to materially affect the value of the Variable Accumulation Units.

      COMPANY: Sun Life Insurance and Annuity Company of New York.

      CONTRACT: A Contract issued by the Company on an individual basis.

      CONTRACT DATE: The date on which we issue your Contract. This is called the "Issue Date" in the Contract.

      CONTRACT YEAR and CONTRACT ANNIVERSARY: Your first Contract Year is the period of (a) 12 full calendar months plus (b) the part of the calendar month in which we issue your Contract (if not on the first day of the month), beginning with the Contract Date. Your Contract Anniversary is the first day immediately after the end of a Contract Year. Each Contract Year after the first is the 12 calendar month period that begins on your Contract Anniversary. If, for example, the Contract Date is in March, the first Contract Year will be determined from the Contract Date but will end on the last day of March in the following year; your Contract Anniversary is April 1 and all Contract Years after the first will be measured from April 1.

* You specify these items on the Contract Specifications page, and may change them, as we described in this Prospectus.

      DEATH BENEFIT DATE: If you have elected a death benefit payment option before the Annuitant's death that remains in effect, the date on which we receive Due Proof of Death. If your Beneficiary elects the death benefit payment option, the later of (a) the date on which we receive the Beneficiary's election and (b) the date on which we receive Due Proof of Death. If we do not receive the Beneficiary's election within 60 days after we receive Due Proof of Death, the Death Benefit Date will be the last day of the 60 day period and we will pay the death benefit in cash.

      DUE PROOF OF DEATH: An original certified copy of an official death certificate, an original certified copy of a decree of a court of competent jurisdiction as to the finding of death, or any other proof satisfactory to the Company.

      EXPIRATION DATE: The last day of a Guarantee Period.

      FIXED ACCOUNT: The assets of the Company which are allocated to a non-unitized separate account established in conformance with New York law.

      FIXED ACCOUNT VALUE: The value of that portion of your Account allocated to the Fixed Account.

      FIXED ANNUITY: An annuity with payments which do not vary as to dollar amount.

      GUARANTEE AMOUNT: Each separate allocation of Account Value to a particular Guarantee Period (including interest earned thereon).

      GUARANTEE PERIOD: The period for which a Guaranteed Interest Rate is credited.

      GUARANTEED INTEREST RATE: The rate of interest we credit on a compound annual basis during any Guarantee Period.

      INCOME PHASE: The period on and after the Annuity Commencement Date and during the lifetime of the Annuitant during which we make annuity payments under the Contract.

      NET INVESTMENT FACTOR: An index applied to measure the investment performance of a Sub-Account from one Valuation Period to the next. The Net Investment Factor may be greater or less than or equal to one.

      NET PURCHASE PAYMENT: The portion of a Purchase Payment which remains after the deduction of any applicable premium tax or similar tax.

      NON-QUALIFIED CONTRACT: A Contract used in connection with a retirement plan that does not receive favorable federal income tax treatment under Sections 401, 403, 408, or 408A of the Internal Revenue Code. The Owner's interest in the Contract must be owned by a natural person or agent for a natural person for the Contract to receive income tax treatment as an annuity.

      *OWNER: The person, persons or entity entitled to the ownership rights stated in a Contract and in whose name or names the Contract is issued. The Owner may designate a trustee or custodian of a retirement plan which meets the requirements of Section 401, Section 408(c), Section 408(k), Section 408(p) or
Section 408A of the Internal Revenue Code to serve as legal owner of assets of a retirement plan, but the term "Owner," as used herein, shall refer to the organization entering into the Contract.

      PAYEE: A recipient of payments under a Contract. The term includes an Annuitant or a Beneficiary who becomes entitled to benefits upon the death of the Annuitant.

      PURCHASE PAYMENT (PAYMENT): An amount paid to the Company as consideration for the benefits provided by a Contract.

      QUALIFIED CONTRACT: A Contract used in connection with a retirement plan which may receive favorable federal income tax treatment under Sections 401, 403, 408 or 408A of the Internal Revenue Code of 1986, as amended.

* You specify these items on the Contract Specifications page, and may change them, as we described in this Prospectus.

      SEVEN-YEAR ANNIVERSARY: The seventh Contract Anniversary and each succeeding Contract Anniversary occurring at any seven year interval thereafter; for example, the 14th, 21st and 28th Contract Anniversaries.

      SUB-ACCOUNT: That portion of the Variable Account which invests in shares of a specific Fund.

      VALUATION PERIOD: The period of time from one determination of Variable Accumulation Unit or Annuity Unit values to the next subsequent determination of these values. Value determinations are made as of the close of the New York Stock Exchange on each day that the Exchange is open and on other Business Days.

      VARIABLE ACCOUNT: Variable Account C of the Company, which is a separate account of the Company consisting of assets set aside by the Company, the investment performance of which is kept separate from that of the general assets of the Company.

      VARIABLE ACCUMULATION UNIT: A unit of measure used in the calculation of Variable Account Value.

      VARIABLE ACCOUNT VALUE: The value of that portion of your Account allocated to the Variable Account.

      VARIABLE ANNUITY: An annuity with payments which vary as to dollar amount in relation to the investment performance of the Variable Account.

                                   APPENDIX B
          CONDENSED FINANCIAL INFORMATION -- ACCUMULATION UNIT VALUES

      The following information should be read in conjunction with the Variable Account's financial statements appearing in the Statement of Additional Information, all of which has been audited by Deloitte & Touche LLP, independent auditors.


                                                          PERIOD ENDED DECEMBER 31,
                                    ---------------------------------------------------------------------
                                     1996*          1997           1998           1999            2000
                                    --------      ---------      ---------      ---------      ----------
BOND SERIES
  Unit Value:
    Beginning of period...........     --            --             --          $ 10.0000**    $    9.820
    End of period.................     --            --             --          $  9.8200      $  10.6791
  Units outstanding at end of
    period........................     --            --             --              2,344          14,630
CAPITAL APPRECIATION SERIES
  Unit Value:
    Beginning of period...........  $10.0000**    $ 11.2208      $ 13.6249      $ 17.2946      $  22.6198
    End of period.................  $11.2208      $ 13.6249      $ 17.2946      $ 22.6198      $  19.7625
  Units outstanding at end of
    period........................   401,401        933,956      1,387,198      1,596,747       1,492,787
CAPITAL OPPORTUNITIES SERIES
  Unit Value:
    Beginning of period...........     --         $ 10.0000**    $ 10.8511      $ 13.5854      $  19.7776
    End of period.................     --         $ 10.8511      $ 13.5854      $ 19.7776      $  18.5566
  Units outstanding at end of
    period........................     --            61,777        245,193        423,782         530,934
EMERGING GROWTH SERIES
  Unit Value:
    Beginning of period...........  $10.0000**    $ 10.5475      $ 12.6847      $ 16.7445      $  29.0322
    End of period.................  $10.5475      $ 12.6847      $ 16.7445      $ 29.0322      $  23.1680
  Units outstanding at end of
    period........................   335,404        966,583      1,482,470      1,674,168       1,714,685
EMERGING MARKETS EQUITY SERIES
  Unit Value:
    Beginning of period...........     --         $ 10.0000**    $  8.7203      $  6.0241      $   9.0591
    End of period.................     --         $  8.7203      $  6.0241      $  9.0591      $   6.9035
  Units outstanding at end of
    period........................     --            41,861         23,240         28,793          24,973
GLOBAL ASSET ALLOCATION SERIES
  Unit Value:
    Beginning of period...........  $10.0000**    $ 10.6551      $ 11.6505      $ 12.2289      $  14.2950
    End of period.................  $10.6551      $ 11.6505      $ 12.2289      $ 14,2950      $  13.7738
  Units outstanding at end of
    period........................    39,223        215,473        267,873        259,810         241,078
GLOBAL GOVERNMENTS SERIES
  Unit Value:
    Beginning of period...........  $10.0000**    $ 10.2412      $ 10.0221      $ 11.4123      $  10.6699
    End of period.................  $10.2412      $ 10.0221      $ 11.4123      $ 10.6699      $  10.6604
  Units outstanding at end of
    period........................    30,008         73,436         90,226         89,314          76,984
GLOBAL GROWTH SERIES
  Unit Value:
    Beginning of period...........  $10.0000**    $ 10.4190      $ 11.8491      $ 13.3854      $  22.0864
    End of period.................  $10.4190      $ 11.8491      $ 13.3854      $ 22.0804      $  18.9231
  Units outstanding at end of
    period........................    94,134        324,362        402,319        509,687         489,355
GLOBAL TOTAL RETURN SERIES
  Unit Value:
    Beginning of period...........  $10.0000**    $ 10.6202      $ 11.9033      $ 13.8923      $  14.8545
    End of period.................  $10.6202      $ 11.9033      $ 13.8923      $ 14.8545      $  14.9900
  Units outstanding at end of
    period........................    24,306        181,210        334,013        310,409         295,796

                                                          PERIOD ENDED DECEMBER 31,
                                    ---------------------------------------------------------------------
                                     1996*          1997           1998           1999            2000
                                    --------      ---------      ---------      ---------      ----------
GOVERNMENT SECURITIES SERIES
  Unit Value:
    Beginning of period...........  $10.0000**    $ 10.2283      $ 10.9695      $ 11.7627      $  11.3761
    End of period.................  $10.2283      $ 10.9695      $ 11.7627      $ 11.3761      $  12.5815
  Units outstanding at end of
    period........................    40,062        168,798        483,528        553,951         610,154
HIGH YIELD SERIES
  Unit Value:
    Beginning of period...........  $10.0000**    $ 10.5902      $ 11.8237      $ 11.7316      $  12.3601
    End of period.................  $10.5092      $ 11.8237      $ 11.7316      $ 12.3601      $  11.3643
  Units outstanding at end of
    period........................   109,992        482,767        869,291        988,547         848,963
INTERNATIONAL INVESTORS TRUST
  SERIES
  Unit Value:
    Beginning of period...........  $10.0000**    $ 10.2062      $  9.3612      $ 12.8587      $  14.8716
    End of period.................  $10.2062      $  9.3612      $ 12.8587      $ 14.8716      $  14.3192
  Units outstanding at end of
    period........................     --             9,227         41,872         53,996         220,666
INTERNATIONAL GROWTH SERIES
  Unit Value:
    Beginning of period...........  $10.0000**    $ 10.2062      $ 10.7213      $  9.4088      $  12.5550
    End of period.................  $10.2062      $ 10.7213      $  9.4088      $ 12.5550      $  11.4167
  Units outstanding at end of
    period........................    56,408        188,749        272,201        246,036         121,359
MANAGED SECTORS SERIES
  Unit Value:
    Beginning of period...........  $10.0000**    $ 11.3497      $ 14.0620      $ 15.5700      $  28.4991
    End of period.................  $11.3497      $ 14.0620      $ 15.5700      $ 28.4991      $  22.2545
  Units outstanding at end of
    period........................    92,171        251,868        401,019        478,856         515,612
MASSACHUSETTS INVESTORS GROWTH
  STOCK SERIES
  Unit Value:
    Beginning of period...........     --            --             --          $ 10.0000**    $  12.5684
    End of period.................     --            --             --          $ 12.5684      $  11.6369
  Units outstanding at end of
    period........................     --            --             --            275,481         703,237
MASSACHUSETTS INVESTORS TRUST
  SERIES
  Unit Value:
    Beginning of period...........  $10.0000**    $ 11.2287      $ 14.6125      $ 17.8458      $  18.8640
    End of period.................  $11.2287      $ 14.6125      $ 17.8458      $ 18.8640      $  18.6244
  Units outstanding at end of
    period........................   347,210      1,722,218      2,936,804      3,305,098       2,982,000
MONEY MARKET SERIES
  Unit Value:
    Beginning of period...........  $10.0000**    $ 10.1193      $ 10.4857      $ 10.8609      $  11.2115
    End of period.................  $10.1193      $ 10.4857      $ 10.8609      $ 11.2115      $  11.7167
  Units outstanding at end of
    period........................   244,386        395,655        921,204        760,178         487,950
NEW DISCOVERY SERIES
  Unit Value:
    Beginning of period...........     --            --             --          $ 10.0000**    $  16.0007
    End of period.................     --            --             --          $ 16.0007      $  15.8421
  Units outstanding at end of
    period........................     --            --             --             69,746         168,713
RESEARCH SERIES
  Unit Value:
    Beginning of period...........  $10.0000**    $ 11.1263      $ 13.2588      $ 16.1649      $  19.7914
    End of period.................  $11.1263      $ 13.2588      $ 16.1649      $ 19.7914      $  18.7162
  Units outstanding at end of
    period........................   386,810      1,478,012      2,330,245      2,320,814       2,232,305

                                                          PERIOD ENDED DECEMBER 31,
                                    ---------------------------------------------------------------------
                                     1996*          1997           1998           1999            2000
                                    --------      ---------      ---------      ---------      ----------
RESEARCH GROWTH AND INCOME SERIES
  Unit Value:
    Beginning of period...........     --         $ 10.0000**    $ 10.7234      $ 12.9195      $  13.7803
    End of period.................     --         $ 10.7234      $ 12.9195      $ 13.7803      $  14.0128
  Units outstanding at end of
    period........................     --            59,221        222,849        283,227         289,277
RESEARCH INTERNATIONAL SERIES
  Unit Value:
    Beginning of period...........     --            --             --          $ 10.0000**    $  13.3890
    End of period.................     --            --             --          $ 13.3890      $  12.1549
  Units outstanding at end of
    period........................     --            --             --             23,159          73,754
STRATEGIC GROWTH SERIES
  Unit Value:
    Beginning of period...........     --            --             --             --          $  10.0000*
    End of period.................     --            --             --             --          $   8.5000
  Units outstanding at end of
    period........................     --            --             --             --              11,374
STRATEGIC INCOME SERIES
  Unit Value:
    Beginning of period...........     --            --             --          $ 10.0000**    $  10.1388
    End of period.................     --            --             --          $ 10.1388      $  10.2897
  Units outstanding at end of
    period........................     --            --             --             23,978          33,990
TOTAL RETURN SERIES
  Unit Value:
    Beginning of period...........  $10.0000**    $ 10.7617      $ 12.9446      $ 14.2649      $  14.4646
    End of period.................  $10.7617      $ 12.9446      $ 14.2649      $ 14.4646      $  16.6629
  Units outstanding at end of
    period........................   321,897      1,288,455      2,154,305      2,196,447       1,932,406
UTILITIES SERIES
  Unit Value:
    Beginning of period...........  $10.0000**    $ 11.1898      $ 14.6470      $ 16.9849      $  21.9857
    End of period.................  $11.1898      $ 14.6470      $ 16.9849      $ 21.9857      $  23.1986
  Units outstanding at end of
    period........................    45,474        187,310        529,135        616,993         709,257
VALUE SERIES
  Unit Value:
    Beginning of period...........     --            --             --          $ 10.0000**    $   9.8814
    End of period.................     --            --             --          $  9.8814      $  12.6949
  Units outstanding at end of
    period........................     --            --             --             23,813          88,109


 * From January 1, 1996 to December 31, 1996.

** Unit value on the date of commencement of operations of the respective Sub-Account.

                                   APPENDIX C
        WITHDRAWALS, WITHDRAWAL CHARGES AND THE MARKET VALUE ADJUSTMENT

PART 1: VARIABLE ACCOUNT (THE MARKET VALUE ADJUSTMENT DOES NOT APPLY TO THE VARIABLE ACCOUNT)
WITHDRAWAL CHARGE CALCULATION:
FULL WITHDRAWAL:

      Assume a Purchase Payment of $40,000 is made on the Contract Date, no additional Purchase Payments are made and there are no partial withdrawals. The table below presents four examples of the withdrawal charge resulting from a full withdrawal of your Account, based on hypothetical Account Values.

                HYPOTHETICAL      FREE         NEW      WITHDRAWAL   WITHDRAWAL
     ACCOUNT      ACCOUNT      WITHDRAWAL   PAYMENTS      CHARGE       CHARGE
       YEAR        VALUE         AMOUNT     WITHDRAWN   PERCENTAGE     AMOUNT
     --------   ------------   ----------   ---------   ----------   ----------
(a)     1          $41,000      $ 4,000      $37,000      6.00%        $2,220
(b)     3          $52,000      $12,000      $40,000      5.00%        $2,000
(c)     7          $80,000      $28,000      $40,000      3.00%        $1,200
(d)     9          $98,000      $68,000            0      0.00%             0

(a) The free withdrawal amount in any Account Year is equal to (1) the Annual Withdrawal Allowance for that year (i.e., 10% of all Purchase Payments made in the last 7 Account Years ("New Payments")); plus (2) any unused Annual Withdrawal Allowances from previous years; plus (3) any Purchase Payments made before the last 7 Account Years ("Old Payments") not previously withdrawn. In Account Year 1, the free withdrawal amount is $4,000 (the Annual Withdrawal Allowance for that year) because there are no unused Annual Withdrawal Allowances from previous years and no Old Payments. The $41,000 full withdrawal is attributed first to the $4,000 free withdrawal amount. The remaining $37,000 is withdrawn from the Purchase Payment made in Account Year 1 and is subject to the withdrawal charge.

(b) In Account Year 3, the free withdrawal amount is $12,000 (the $4,000 Annual Withdrawal Allowance for the current year plus the unused $4,000 Annual Withdrawal Allowances for each of Account Years 1 and 2). The $52,000 full withdrawal is attributed first to the free withdrawal amount and the remaining $40,000 is withdrawn from the Purchase Payment made in Account Year 1.

(c) In Account Year 7, the free withdrawal amount is $28,000 (the $4,000 Annual Withdrawal Allowance for the current Account Year plus the unused Annual Withdrawal Allowance of $4,000 for each of Account Years 1 through 6). The $80,000 full withdrawal is attributed first to the free withdrawal amount. The next $40,000 is withdrawn from the Purchase Payment made in Account Year 1 and is subject to the withdrawal charge. The remaining $12,000 exceeds the total of the free withdrawal amount plus all New Payments not previously withdrawn, so it is not subject to the withdrawal charge.

(d) In Account Year 9, the free withdrawal amount is $68,000, calculated as follows. There are no Annual Withdrawal Allowances for Account Years 8 or 9 because there are no New Payments in those years. The $40,000 Purchase Payment made in Account Year 1 is now an Old Payment that constitutes a portion of the free withdrawal amount. In addition, the unused Annual Withdrawal Allowances of $4,000 for each of Account Years 1 through 7 are carried forward and available for use in Account Year 9. The $98,000 full withdrawal is attributed first to the free withdrawal amount. Because the remaining $30,000 is not withdrawn from New Payments, this part of the withdrawal also will not be subject to the withdrawal charge.

PARTIAL WITHDRAWAL:

      Assume a single Purchase Payment of $40,000 is made on the Contract Date, no additional Purchase Payments are made, no partial withdrawals have been taken prior to the fifth Account Year, and there are a series of three partial withdrawals made during the fifth Account Year of $9,000, $12,000, and $15,000.

     HYPOTHETICAL    PARTIAL        FREE         NEW      WITHDRAWAL   WITHDRAWAL
       ACCOUNT      WITHDRAWAL   WITHDRAWAL   PAYMENTS      CHARGE       CHARGE
        VALUE         AMOUNT       AMOUNT     WITHDRAWN   PERCENTAGE     AMOUNT
     ------------   ----------   ----------   ---------   ----------   ----------
(a)     $64,000      $ 9,000      $20,000      $     0      4.00%         $  0
(b)     $56,000      $12,000      $11,000      $ 1,000      4.00%         $ 40
(c)     $40,000      $15,000      $     0      $15,000      4.00%         $600

(a) In the fifth Account Year, the free withdrawal amount is equal to $20,000 (the $4,000 Annual Withdrawal Allowance for the current year, plus the unused $4,000 for each of Account Years 1 through 4). The partial withdrawal amount ($9,000) is less than the free withdrawal amount so no New Payments are withdrawn and no withdrawal charge applies.

(b) Since a partial withdrawal of $9,000 was taken, the remaining free withdrawal amount is equal to $11,000. The $12,000 partial withdrawal will first be applied against the $11,000 free withdrawal amount. The remaining $1,000 will be withdrawn from the $40,000 New Payment, incurring a withdrawal charge of $40.

(c) The free withdrawal amount is zero since the previous partial withdrawals have already used the free withdrawal amount. The entire partial withdrawal amount will result in New Payments being withdrawn and will incur a withdrawal charge.

PART 2 -- FIXED ACCOUNT -- EXAMPLES OF THE MARKET VALUE ADJUSTMENT ("MVA")

      The MVA Factor is:

                                       N/12
                          1 + I
                      (  --------  )        -1
                          1 + J

      These examples assume the following:

        1) The Guarantee Amount was allocated to a five year Guarantee Period with a Guaranteed Interest Rate of 6% or .06.

        2)  The date of surrender is two years from the Expiration Date (N =
            24).

        3) The value of the Guarantee Amount on the date of surrender is $11,910.16.

        4)  The interest earned in the current Contract Year is $674.16.

        5) No transfers or partial withdrawals affecting this Guarantee Amount have been made.

        6) Withdrawal charges, if any, are calculated in the same manner as shown in the examples in Part 1.

EXAMPLE OF A NEGATIVE MVA:

      Assume that on the date of surrender, the current rate (J) is 8% or .08.

                                            N/12
                               1 + I
    The MVA factor =     (    --------  )         -1
                               1 + J

                                                 24/12
                                 1 + .06
                   =     (       ------      )         -1
                                 1 + .08

                               2
                   =     (.981) -1

                   =     .963 -1

                   =  -  .037

      The value of the Guarantee Amount less interest credited to the Guarantee Amount in the current contract year is multiplied by the MVA factor to determine the MVA:

                   ($11,910.16 - $674.16) X (-.037) = $415.73

      -$415.73 represents the MVA that will be deducted from the value of the Guarantee Amount before the deduction of any withdrawal charge.

      For a partial withdrawal of $2,000 from this Guarantee Amount, the MVA would be ($2,000.00 - $674.16) X (-.037) = -$49.06. -$49.06 represents the MVA that will be deducted from the partial withdrawal amount before the deduction of any withdrawal charge.

EXAMPLE OF A POSITIVE MVA:

      Assume that on the date of surrender, the current rate (J) is 5% or .05.

                                            N/12
                               1 + I
    The MVA factor =     (     -----    )         -1
                               1 + J

                                                 24/12
                                 1 + .06
                   =     (       ------      )         -1
                                 1 + .05

                               2
                   =     (1.010) -1

                   =     1.019 -1

                   =  -  .019

      The value of the Guarantee Amount less interest credited to the Guarantee Amount in the current Contract Year is multiplied by the MVA factor to determine the MVA:

                    ($11,910.16 - $674.16) X .019 = $213.48

      $213.48 represents the MVA that would be added to the value of the Guarantee Amount before the deduction of any withdrawal charge.

      For a partial withdrawal of $2,000 from this Guarantee Amount, the MVA would be ($2,000.00 - $674.16) X .019 = $25.19.

      $25.19 represents the MVA that would be added to the value of the partial withdrawal amount before the deduction of any withdrawal charge.

                             SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
                             P.O. BOX 9141
                             BOSTON, MASSACHUSETTS 02117

                             TELEPHONE:
                             Toll Free (800) 447-7569

                             GENERAL DISTRIBUTOR
                             Clarendon Insurance Agency, Inc.
                             One Sun Life Executive Park
                             Wellesley Hills, Massachusetts 02481

                             AUDITORS
                             Deloitte & Touche LLP
                             200 Berkeley Street
                             Boston, Massachusetts 02116

GOLD-NY 5/2001

               SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK


                                                                     MAY 1, 2001


                                    PROFILE

                                  FUTURITY--NY
                               VARIABLE AND FIXED
                                    ANNUITY

      THIS PROFILE IS A SUMMARY OF SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. THE CONTRACT IS MORE FULLY DESCRIBED IN THE FULL PROSPECTUS WHICH ACCOMPANIES THIS PROFILE. PLEASE READ THE PROSPECTUS CAREFULLY.

      1. THE FUTURITY--NY ANNUITY

      The Futurity--NY Annuity is a flexible payment deferred annuity contract ("Contract") designed for use in connection with retirement and deferred compensation plans, some of which may qualify for favorable federal income tax treatment. The Contract is intended to help you achieve your retirement savings or other long-term investment goals.

      The Contract has two phases: an Accumulation Phase and an Income Phase. During the Accumulation Phase you make payments into the Contract; any investment earnings under your Contract accumulate on a tax-deferred basis and are taxed as income only when withdrawn. During the Income Phase, we make annuity payments in amounts determined in part by the amount of money you have accumulated under your Contract during the Accumulation Phase. You choose when the Income Phase begins.


      You may choose among a number of variable investment options and fixed interest options. For a variable investment return you choose one or more Sub-Accounts in our Variable Account, each of which invests in shares of a corresponding mutual fund or series thereof (collectively, the "Funds") listed in Section 4. The value of any portion of your Contract allocated to the Sub-Accounts will fluctuate up or down depending on the performance of the Funds you select, and you may experience losses. For a fixed interest rate, you may choose one or more Guarantee Periods offered in our Fixed Account, each of which earns its own Guaranteed Interest Rate if you keep your money in that Guarantee Period for the specified length of time.


      The Contract is designed to meet your need for investment flexibility. Over the life of your Contract, you may allocate amounts among as many as 18 of the available variable and fixed options. Until we begin making annuity payments under your Contract, you can, subject to certain limitations, transfer money between options up to 12 times each year without a transfer charge or adverse tax consequences.

      2. ANNUITY PAYMENTS (THE INCOME PHASE)

      Just as you can elect to have your Contract value accumulate on either a variable or fixed basis, or a combination of both, you can elect to receive annuity payments on either a variable or fixed basis or both. If you choose to have any part of your annuity payments come from the Sub-Accounts, the dollar amount of your annuity payments may fluctuate.


      The Contract offers a variety of annuity options. You can select from among the following methods of receiving either variable or fixed annuity payments under your Contract: (1) monthly payments continuing for your lifetime (assuming you are the annuitant); (2) monthly payments for your lifetime, but with payments continuing to your chosen beneficiary for a specified number of years if you die before the end of the period you have selected; (3) monthly payments for your lifetime and the life of another person (usually your spouse) you have chosen; and (4) monthly payments for a specified number of years, with a cash-out option for variable payments. You can also select a fixed payment option where we will hold the amount applied to provide fixed annuity payments, with interest accrued at the rate we determine from time to time, which will be at least 3% per year. We may also agree to other annuity options in our discretion.


      Once the Income Phase begins, you cannot change your choice of annuity payment method.

      3. PURCHASING A CONTRACT

      You may purchase a Contract for $5,000 or more, under most circumstances. You may increase the value of your investment by adding $1,000 or more at any time during the Accumulation Phase. We may waive these limits. We will not accept a purchase payment if your Account Value is over $1 million, or if the purchase payment would cause your Account Value to exceed $1 million, unless we have approved the payment in advance.

      4. ALLOCATION OPTIONS

      You can allocate your money among Sub-Accounts investing in the following
Funds:


AIM VARIABLE INSURANCE FUNDS                        MFS/SUN LIFE SERIES TRUST
  AIM V.I. Capital Appreciation Fund                MFS/Sun Life Capital Appreciation Series
  AIM V.I. Growth Fund                              MFS/Sun Life Emerging Growth Series
  AIM V.I. Growth and Income Fund                   MFS/Sun Life Government Securities Series
  AIM V.I. International Equity Fund                MFS/Sun Life High Yield Series
THE ALGER AMERICAN FUND                             MFS/Sun Life Massachusetts Investors Growth
  Alger American Growth Portfolio                   Stock Series
  Alger American Income and Growth Portfolio        MFS/Sun Life Massachusetts Investors Trust
  Alger American Small Capitalization Portfolio     Series
GOLDMAN SACHS VARIABLE INSURANCE TRUST              MFS/Sun Life New Discovery Series
  VIT CORE-SM- Large Cap Growth Fund                MFS/Sun Life Total Return Series
  VIT CORE-SM- U.S. Equity Fund                     MFS/Sun Life Utilities Series
  VIT CORE-SM- Small Cap Equity Fund                OCC ACCUMULATION TRUST
  VIT Growth and Income Fund                        OCC Equity Portfolio
  VIT International Equity Fund                     OCC Managed Portfolio
J.P. MORGAN SERIES TRUST II                         OCC Mid Cap Portfolio
  J.P. Morgan International Opportunities           OCC Small Cap Portfolio
    Portfolio                                       SUN CAPITAL ADVISERS TRUST
  J.P. Morgan Small Company Portfolio               SC Blue Chip Mid Cap Fund
  J.P. Morgan U.S. Disciplined Equity Portfolio     SC Investors Foundation Fund
LORD ABBETT SERIES FUND, INC.                       SC Select Equity Fund
  Lord Abbett Series Fund Growth and Income         Sun Capital Investment Grade Bond Fund
                                                    Sun Capital Money Market Fund
                                                    Sun Capital Real Estate Fund


      Market conditions will determine the value of an investment in any Fund. Each Fund is described in the relevant Fund prospectus.

      In addition to these variable options, you may also allocate your money to one or more of the Guarantee Periods we make available. For each Guarantee Period, we offer a Guaranteed Interest Rate for the specified length of time.

      5. EXPENSES

      The charges under the Contracts are as follows:

      During the Accumulation Phase, we impose an annual Account Fee of $30. During the Income Phase, the annual Account Fee is $30 which we deduct from variable annuity payments. We also deduct insurance charges (which include an administrative expense charge) equal to 1.40% per year of the average daily value of the Contract allocated among the Sub-Accounts.

      There are no sales charges when you purchase your Contract. However, if you withdraw money from your Contract, we will, with certain exceptions, impose a withdrawal charge. Your Contract allows a "free withdrawal amount," which you may withdraw before you incur the withdrawal charge. The rest of your withdrawal is subject to a withdrawal charge equal to a percentage of each purchase payment you withdraw. Each payment begins a new 7-year period and moves down a declining surrender charge scale at each Contract Anniversary. Payments received during the current Contract Year will be charged 6% if withdrawn. On your next scheduled Contract Anniversary, that payment, along with any other payments made during the Contract Year, will be considered to be in their second Contract Year and will have a 5% withdrawal charge. On the next Contract Anniversary, these payments will move into their third Contract Year and will have a withdrawal charge of 5%, if withdrawn. The withdrawal charge decreases according to the number of Contract Years the purchase payment has been in your Account. The declining scale is as follows:

     NUMBER OF YEARS
    PURCHASE PAYMENT
HAS BEEN IN YOUR ACCOUNT     WITHDRAWAL CHARGE
------------------------    --------------------
      0-1                            6%
      2-3                            5%
      4-5                            4%
      6                              3%
      7 or more                      0%

      If you withdraw, transfer, or annuitize money allocated to a Guarantee Period more than 30 days before the expiration date of the Guarantee Period, the amount will be subject to a Market Value Adjustment. This adjustment reflects the relationship between our current Guaranteed Interest Rates and the Guaranteed Interest Rate applicable to the amount being withdrawn. Generally, if your Guaranteed Interest Rate is lower than the relevant current rate, then the adjustment will decrease your Contract value. Conversely, if your Guaranteed Interest Rate is higher than the relevant current rate, the adjustment will increase your Contract value. The Market Value Adjustment will not apply to the withdrawal of interest credited during the current year, or to transfers as part of our dollar-cost averaging program.


      In addition to the charges we impose under the Contracts, there are charges (which include management fees and operating expenses) imposed by each Fund, which range from 0.60% to 1.35% of the average net assets of the Fund, depending upon which Funds you have selected. The investment advisers to some of the Funds have agreed to waive or reimburse a portion of expenses for some of the Funds; without this agreement, Fund expenses could be higher. Some of these arrangements may be terminated at any time.


      The following chart is designed to help you understand the expenses you will incur under your Contract, if you invest in one or more of the Sub-Accounts. The column "Total Annual Expenses" shows the sum of the "Total Annual Insurance Charges," as defined just above the chart, and the total expenses (net of any applicable fee waiver and/or expense reimbursement) for each Series. The next two columns show two examples of the expenses, in dollars, you would pay under a Contract. The examples assume that you invested $1,000 in a Contract which earns 5% annually and that you withdraw your money (1) at the end of one year or (2) at the end of 10 years. For the first year, the Total Annual Expenses are deducted, as well as withdrawal charges. For year 10, the example shows the aggregate of all of the annual expenses deducted for the 10 years, but there is no withdrawal charge.

      "Total Annual Insurance Charges" of 1.50% as shown in the table below include the insurance charges of 1.40% of your daily net assets (1.25% for mortality and expense risks and 0.15% for adminstrative expenses), plus an additional 0.10%, which is used to represent the $30 annual Account Fee based on an assumed Contract value of $30,000. The actual impact of the Account Fee may be greater or less than 0.10%, depending upon the value of your Contract.

                                                                                                        EXAMPLES:
                                                                                                     TOTAL EXPENSES
                                                       TOTAL ANNUAL   TOTAL ANNUAL      TOTAL            AT END
                                                        INSURANCE         FUND          ANNUAL                   10
SUB-ACCOUNT                                              CHARGES        EXPENSES       EXPENSES     1 YEAR     YEARS
-----------                                              -------        --------       --------     ------     -----
AIM V.I. Capital Appreciation Fund                        1.50%           0.82%         2.32%        $79        $268
AIM V.I. Growth Fund                                      1.50%           0.83%         2.33%        $79        $269
AIM V.I. Growth and Income Fund                           1.50%           0.84%         2.34%        $79        $270
AIM V.I. International Equity Fund                        1.50%           1.02%         2.52%        $81        $288
Alger American Growth Portfolio                           1.50%           0.79%         2.29%        $79        $265
Alger American Income and Growth Portfolio                1.50%           0.70%         2.20%        $78        $256
Alger American Small Capitalization Portfolio             1.50%           0.90%         2.40%        $80        $276
Goldman Sachs VIT CORE Large Cap Growth Fund              1.50%           0.90%         2.40%        $80        $276
Goldman Sachs VIT CORE Small Cap Equity Fund              1.50%           1.00%         2.50%        $81        $286
Goldman Sachs VIT CORE U.S. Equity Fund                   1.50%           0.90%         2.40%        $80        $276
Goldman Sachs VIT Growth and Income Fund                  1.50%           1.00%         2.50%        $81        $286
Goldman Sachs VIT International Equity Fund               1.50%           1.35%         2.85%        $84        $320
J. P. Morgan International Opportunities Portfolio        1.50%           1.20%         2.70%        $83        $306
J. P. Morgan Small Company Portfolio                      1.50%           1.15%         2.65%        $82        $301
J. P. Morgan U.S. Disciplined Equity Portfolio            1.50%           0.85%         2.35%        $79        $271
Lord Abbett Series Fund Growth & Income                   1.50%           1.02%         2.52%        $81        $288
MFS/Sun Life Capital Appreciation Series                  1.50%           0.75%         2.25%        $78        $261
MFS/Sun Life Emerging Growth Series                       1.50%           0.74%         2.24%        $78        $260
MFS/Sun Life Government Securities Series                 1.50%           0.62%         2.12%        $77        $248
MFS/Sun Life High Yield Series                            1.50%           0.83%         2.33%        $79        $269
MFS/Sun Life Massachusetts Investors Growth Stock
 Series                                                   1.50%           0.81%         2.31%        $79        $267
MFS/Sun Life Massachusetts Investors Trust Series         1.50%           0.60%         2.10%        $77        $246
MFS/Sun Life New Discovery Series                         1.50%           0.99%         2.49%        $81        $285
MFS/Sun Life Total Return Series                          1.50%           0.70%         2.20%        $78        $256
MFS/Sun Life Utilities Series                             1.50%           0.80%         2.30%        $79        $266
OCC Equity Portfolio                                      1.50%           0.95%         2.45%        $80        $281
OCC Managed Portfolio                                     1.50%           0.86%         2.36%        $79        $272
OCC Mid Cap Portfolio                                     1.50%           1.00%         2.50%        $81        $286
OCC Small Cap Portfolio                                   1.50%           0.90%         2.40%        $80        $276
SC Blue Chip Mid Cap Fund                                 1.50%           1.00%         2.50%        $81        $286
SC Investors Foundation Fund                              1.50%           0.90%         2.40%        $80        $276
SC Select Equity Fund                                     1.50%           0.90%         2.40%        $80        $276
Sun Capital Investment Grade Bond Fund                    1.50%           0.75%         2.25%        $78        $261
Sun Capital Money Market Fund                             1.50%           0.65%         2.15%        $78        $251
Sun Capital Real Estate Fund                              1.50%           1.25%         2.75%        $83        $310


      For more detailed information about Contract fees and expenses, please refer to the fee table and discussion of Contract charges contained in the full Prospectus which accompanies this Profile.

      6. TAXES

      Under current federal tax laws, your earnings are not taxed until you take them out of your Contract. If you take money out, earnings come out first and are taxed as income. If your Contract is funded with pre-tax or tax-deductible dollars (such as with a pension or IRA contribution) -- we call this a Qualified Contract -- your entire withdrawal will be taxable. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the earnings. Annuity payments during the Income Phase are considered in part a return of your original investment. That portion of each payment is not taxable except under a Qualified Contract, in which case the entire payment will be taxable. In all cases, you should consult with your tax adviser for specific tax information.

      7. ACCESS TO YOUR MONEY

      You can withdraw or transfer money from your Contract at any time during the Accumulation Phase. You may withdraw a portion of the value of your Contract in each year without the imposition of the withdrawal charge -- 10% of all payments you have made in the last 7 years, plus any payment we have held for at least 7 years. All other purchase payments you withdraw will be subject to a withdrawal charge ranging from 6% to 0%. You may also be required to pay income tax and possible tax penalties on any money you withdraw.

      We do not assess a withdrawal charge upon annuitization or transfers. In addition, there may be other circumstances under which we may waive the withdrawal charge.

      In addition to the withdrawal charge, amounts you withdraw, transfer or annuitize from the Fixed Account before your Guarantee Period has ended may be subject to a Market Value Adjustment.

      8. PERFORMANCE


      If you invest in one or more Sub-Accounts, the value of your Contract will increase or decrease depending upon the investment performance of the Funds you choose.



      The following chart shows total return for investment in the Sub-Accounts where the corresponding Series has had at least one full calendar year of operations. The returns reflect all charges and deductions of the Series and Sub-Account, including the annual Account Fee. They do not reflect deduction of any withdrawal charges or premium taxes. Past performance is not a guarantee of future results.


                                             2000       1999       1998       1997       1996       1995       1994       1993
                                           --------   --------   --------   --------   --------   --------   --------   --------
AIM V.I. Capital Appreciation Fund         (12.30%)    42.45%         --         --         --         --         --         --
AIM V.I. Growth Fund                       (21.75%)    33.20%         --         --         --         --         --         --
AIM V.I. Growth and Income Fund            (15.90%)    32.22%         --         --         --         --         --         --
AIM V.I. International Equity Fund         (27.58%)    52.73%         --         --         --         --         --         --
Alger American Growth Portfolio            (16.11%)    31.73%         --         --         --         --         --         --
Alger American Income and Growth
 Portfolio                                  (2.79%)    40.31%         --         --         --         --         --         --
Alger American Small Capitalization
 Portfolio                                 (28.36%)    41.26%         --         --         --         --         --         --
Goldman Sachs V.I.T. CORE-SM- Large Cap
 Growth Fund                               (23.71%)    33.38%         --         --         --         --         --         --
Goldman Sachs V.I.T. CORE-SM- Small Cap
 Equity Fund                                 0.18%     15.75%         --         --         --         --         --         --
Goldman Sachs V.I.T. CORE-SM- U.S. Equity
 Fund                                      (11.03%)    22.42%         --         --         --         --         --         --
Goldman Sachs V.I.T. Growth and Income
 Fund                                       (6.16%)     3.79%         --         --         --         --         --         --
Goldman Sachs V.I.T. International Equity
 Fund                                      (14.55%)    29.86%         --         --         --         --         --         --
J.P. Morgan U.S. Disciplined Equity
 Portfolio                                 (12.37%)    16.74%         --         --         --         --         --         --
J.P. Morgan International Opportunities
 Portfolio                                 (17.16%)    34.60%         --         --         --         --         --         --
J.P. Morgan Small Company Portfolio        (12.71%)    42.23%         --         --         --         --         --         --
Lord Abbett Series Fund Growth and Income   14.01%     15.01%         --         --         --         --         --         --
MFS/Sun Life Capital Appreciation Series   (13.01%)    30.41%     26.54%     21.05%     19.41%     32.22%     (5.31%)    15.99%
MFS/Sun Life Emerging Growth Series        (20.40%)    73.17%     31.84%     20.04%     15.31%         --         --         --
MFS/Sun Life High Yield Series              (8.16%)     5.26%     (0.82%)    11.57%     10.46%     15.22%     (3.61%)    15.95%
MFS/Sun Life Utilities Series                5.45%     29.38%     15.87%     30.82%     18.63%     30.48%     (6.32%)        --
MFS/Sun Life Government Securities Series   10.44%     (3.43%)     7.08%      7.07%      0.08%     15.89%     (3.71%)     7.05%
MFS/Sun Life Total Return Series            15.02%      1.26%     10.00%     20.13%     12.34%     24.80%     (3.73%)    11.63%
MFS/Sun Life Massachusetts Investors
 Trust Series                               (1.44%)     5.53%     21.97%     29.95%     23.50%     35.35%     (2.62%)     6.77%
MFS/Sun Life New Discovery Series           (1.16%)    57.82%         --         --         --         --         --         --
MFS/Sun Life Massachusetts Investors
 Growth Stock Series                        (7.58%)    33.72%         --         --         --         --         --         --
OCC Equity Portfolio                         8.23%      0.96%         --         --         --         --         --         --
OCC Managed Portfolio                        8.06%      3.38%         --         --         --         --         --         --
OCC Mid Cap Portfolio                       23.98%     19.79%         --         --         --         --         --         --
OCC Small Cap Portfolio                     42.02%     (3.35%)        --         --         --         --         --         --
SC Blue Chip Mid Cap Fund                   23.07%         --         --         --         --         --         --         --
SC Investors Foundation Fund                (7.43%)        --         --         --         --         --         --         --
SC Select Equity Fund                      (11.07%)        --         --         --         --         --         --         --
Sun Capital Investment Grade Bond Fund       8.22%     (2.12%)        --         --         --         --         --         --
Sun Capital Money Market Fund                4.25%      3.06%         --         --         --         --         --         --
Sun Capital Real Estate Fund                29.24%     (5.39%)        --         --         --         --         --         --

                                             1992       1991       1990
                                           --------   --------   --------
AIM V.I. Capital Appreciation Fund              --         --         --
AIM V.I. Growth Fund                            --         --         --
AIM V.I. Growth and Income Fund                 --         --         --
AIM V.I. International Equity Fund              --         --         --
Alger American Growth Portfolio                 --         --         --
Alger American Income and Growth
 Portfolio                                      --         --         --
Alger American Small Capitalization
 Portfolio                                      --         --         --
Goldman Sachs V.I.T. CORE-SM- Large Cap
 Growth Fund                                    --         --         --
Goldman Sachs V.I.T. CORE-SM- Small Cap
 Equity Fund                                    --         --         --
Goldman Sachs V.I.T. CORE-SM- U.S. Equity
 Fund                                           --         --         --
Goldman Sachs V.I.T. Growth and Income
 Fund                                           --         --         --
Goldman Sachs V.I.T. International Equity
 Fund                                           --         --         --
J.P. Morgan U.S. Disciplined Equity
 Portfolio                                      --         --         --
J.P. Morgan International Opportunities
 Portfolio                                      --         --         --
J.P. Morgan Small Company Portfolio             --         --         --
Lord Abbett Series Fund Growth and Income       --         --         --
MFS/Sun Life Capital Appreciation Series    11.65%     38.67%    (11.34%)
MFS/Sun Life Emerging Growth Series             --         --         --
MFS/Sun Life High Yield Series              13.31%     45.38%    (15.46%)
MFS/Sun Life Utilities Series                   --         --         --
MFS/Sun Life Government Securities Series    5.19%     14.08%      7.26%
MFS/Sun Life Total Return Series             6.91%     19.77%      1.10%
MFS/Sun Life Massachusetts Investors
 Trust Series                                4.08%         --         --
MFS/Sun Life New Discovery Series               --         --         --
MFS/Sun Life Massachusetts Investors
 Growth Stock Series                            --         --         --
OCC Equity Portfolio                            --         --         --
OCC Managed Portfolio                           --         --         --
OCC Mid Cap Portfolio                           --         --         --
OCC Small Cap Portfolio                         --         --         --
SC Blue Chip Mid Cap Fund                       --         --         --
SC Investors Foundation Fund                    --         --         --
SC Select Equity Fund                           --         --         --
Sun Capital Investment Grade Bond Fund          --         --         --
Sun Capital Money Market Fund                   --         --         --
Sun Capital Real Estate Fund                    --         --         --

      9. DEATH BENEFIT

      If the annuitant dies before the Contract reaches the Income Phase, the beneficiary will receive a death benefit. To calculate the death benefit, we use a "Death Benefit Date", which is the earliest date we have both due proof of death and a written request specifying the manner of payment.

      The death benefit is the greatest of:

      (1) the value of the Contract on the Death Benefit Date;

      (2) your total purchase payments minus the sum of partial withdrawals;

      (3) the value of the Contract on the most recent seven-year anniversary of the Contract, adjusted for any subsequent partial withdrawals and charges;

      (4) the amount we would pay in the event of a full surrender of the Contract on the Death Benefit Date; and

      (5) the highest value of the Contract on any Contract anniversary before the annuitant's 81st birthday plus any purchase payments made and adjusted for partial withdrawals and charges made between that Contract anniversary and the Death Benefit Date.

      10. OTHER INFORMATION

      FREE LOOK. If you cancel your Contract within 10 days after receiving it we will send you the value of your Contract as of the day we received your cancellation request (this may be more or less than the original purchase payment) and we will not deduct a withdrawal charge.

      NO PROBATE. In most cases, when you die, the beneficiary will receive the death benefit without going through probate. However, avoiding probate does not mean that the beneficiary will not have tax liability as a result of receiving the death benefit.

      WHO SHOULD PURCHASE A CONTRACT? The Contract is designed for those seeking long-term tax-deferred accumulation of assets and annuity features, generally for retirement or other long-term investment purposes. The tax-deferred feature is most attractive to purchasers in high federal and state income tax brackets. You should note that qualified retirement investments automatically provide tax deferral regardless of whether the underlying contract is an annuity. You should not buy a Contract if you are looking for a short-term investment or if you do not wish to risk a decrease in the value of your investment.

      CONFIRMATIONS AND QUARTERLY STATEMENTS. You will receive a confirmation of each transaction within your Contract, except for those programs which are part of an automated program, such as Dollar-Cost Averaging, Asset Allocation, Systematic Withdrawal and/or Portfolio Rebalancing. On a quarterly basis, you will receive a complete statement of your transactions over the past quarter and a summary of your account values during that period.

      ADDITIONAL FEATURES. The Contract offers the following additional convenient features, which you may choose at no extra charge:

      DOLLAR-COST AVERAGING -- This program lets you invest gradually in up to 12 Sub-Accounts.

      ASSET ALLOCATION -- This program rebalances your Account based on the terms of the program. Different asset allocation models may be available over the lifetime of the Contract; however, only one program can be in effect at any one time.

      SYSTEMATIC WITHDRAWAL AND INTEREST OUT PROGRAMS -- These programs allow you to receive quarterly, semi-annual or annual payments during the Accumulation Phase.

      PORTFOLIO REBALANCING PROGRAM -- Under this program, we automatically reallocate your investments in the Sub-Accounts to maintain the proportions you select. You can elect rebalancing on a quarterly, semi-annual or annual basis.

      PRINCIPAL RETURNS PROGRAM -- This program guarantees the return of your purchase payment, and also allows you to allocate a portion of your investment to one or more variable investment options.

      11. INQUIRIES

      If you would like more information about buying a Contract, please contact your broker or registered representative. If you have any other questions, please contact us at:

     SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
     P.O. BOX 9141
     BOSTON, MASSACHUSETTS 02117
     TELEPHONE: TOLL FREE (800) 282-7073

                                                                      PROSPECTUS
                                                                     MAY 1, 2001


                                  FUTURITY--NY

      Sun Life Insurance and Annuity Company of New York and Sun Life (N.Y.) Variable Account C offer the flexible payment deferred annuity contracts described in this Prospectus to individuals.


      You may choose among a number of variable investment options and fixed options. The variable options are Sub-Accounts in the Variable Account. Each Sub-Account invests in one of the following mutual funds or a series thereof (the "Funds"):



AIM VARIABLE INSURANCE FUNDS                        MFS/SUN LIFE SERIES TRUST
  AIM V.I. Capital Appreciation Fund                MFS/Sun Life Capital Appreciation Series
  AIM V.I. Growth Fund                              MFS/Sun Life Emerging Growth Series
  AIM V.I. Growth and Income Fund                   MFS/Sun Life Government Securities Series
  AIM V.I. International Equity Fund                MFS/Sun Life High Yield Series
THE ALGER AMERICAN FUND                             MFS/Sun Life Massachusetts Investors Growth
  Alger American Growth Portfolio                   Stock Series
  Alger American Income and Growth Portfolio        MFS/Sun Life Massachusetts Investors Trust
  Alger American Small Capitalization Portfolio     Series
GOLDMAN SACHS VARIABLE INSURANCE TRUST              MFS/Sun Life New Discovery Series
  VIT CORE-SM- Large Cap Growth Fund                MFS/Sun Life Total Return Series
  VIT CORE-SM- U.S. Equity Fund                     MFS/Sun Life Utilities Series
  VIT CORE-SM- Small Cap Equity Fund                OCC ACCUMULATION TRUST
  VIT Growth and Income Fund                        OCC Equity Portfolio
  VIT International Equity Fund                     OCC Managed Portfolio
J.P. MORGAN SERIES TRUST II                         OCC Mid Cap Portfolio
  J.P. Morgan International Opportunities           OCC Small Cap Portfolio
    Portfolio                                       SUN CAPITAL ADVISERS TRUST
  J.P. Morgan Small Company Portfolio               SC Blue Chip Mid Cap Fund
  J.P. Morgan U.S. Disciplined Equity Portfolio     SC Investors Foundation Fund
LORD ABBETT SERIES FUND, INC.                       SC Select Equity Fund
  Lord Abbett Series Fund Growth and Income         Sun Capital Investment Grade Bond Fund
                                                    Sun Capital Money Market Fund
                                                    Sun Capital Real Estate Fund


      The fixed account options are available for specified time periods, called Guarantee Periods, and pay interest at a guaranteed rate for each period.

      PLEASE READ THIS PROSPECTUS AND THE FUND PROSPECTUSES CAREFULLY BEFORE INVESTING AND KEEP THEM FOR FUTURE REFERENCE. THEY CONTAIN IMPORTANT INFORMATION ABOUT THE CONTRACTS AND THE FUNDS.


      We have filed a Statement of Additional Information dated May 1, 2001 (the "SAI") with the Securities and Exchange Commission (the "SEC"), which is incorporated by reference in this Prospectus. The table of contents for the SAI
is on page    of this Prospectus. You may obtain a copy without charge by writing to us at the address shown below (which we sometimes refer to as our "Service Address") or by telephoning (800) 282-7073. In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file with the SEC.


      THE CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

      THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

      ANY REFERENCE IN THIS PROSPECTUS TO RECEIPT BY US MEANS RECEIPT AT THE FOLLOWING SERVICE ADDRESS:

               SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
               P.O. BOX 9141
               BOSTON, MASSACHUSETTS 02117

                               TABLE OF CONTENTS


                                                                PAGE
Special Terms                                                        4
Expense Summary                                                      4
Summary of Contract Expenses                                         4
Underlying Fund Annual Expenses                                      5
Examples                                                             7
Condensed Financial Information                                      9
The Annuity Contract                                                 9
Communicating to Us About Your Contract                              9
Sun Life Insurance and Annuity Company of New York                  10
The Variable Account                                                10
Variable Account Options: The Funds                                 10
The Fixed Account                                                   13
The Fixed Account Options: The Guarantee Periods                    14
The Accumulation Phase                                              14
    Issuing Your Contract                                           14
    Amount and Frequency of Purchase Payments                       14
    Allocation of Net Purchase Payments                             15
    Your Account                                                    15
    Your Account Value                                              15
    Variable Account Value                                          15
    Fixed Account Value                                             16
    Transfer Privilege                                              17
    Waivers; Reduced Charges; Credits; Bonus Guaranteed
     Interest Rates                                                 18
    Optional Programs                                               18
Withdrawals, Withdrawal Charge and Market Value Adjustment          20
    Cash Withdrawals                                                20
    Withdrawal Charge                                               21
    Market Value Adjustment                                         23
Contract Charges                                                    23
    Account Fee                                                     23
    Administrative Expense Charge                                   24
    Mortality and Expense Risk Charge                               24
    Premium Taxes                                                   24
    Fund Expenses                                                   24
Death Benefit                                                       25
    Amount of Death Benefit                                         25
    Method of Paying Death Benefit                                  25
    Selection and Change of Beneficiary                             26
    Payment of Death Benefit                                        26
    Due Proof of Death                                              26
The Income Phase -- Annuity Provisions                              26
    Selection of the Annuitant or Co-Annuitant                      26
    Selection of the Annuity Commencement Date                      27
    Annuity Options                                                 27
    Selection of Annuity Option                                     28
    Amount of Annuity Payments                                      28
    Exchange of Variable Annuity Units                              29
    Account Fee                                                     30
    Annuity Payment Rates                                           30
    Annuity Options as Method of Payment for Death Benefit          30

Other Contract Provisions                                           30
    Exercise of Contract Rights                                     30
    Change of Ownership                                             30
    Death of Owner                                                  31
    Voting of Fund Shares                                           31
    Periodic Reports                                                32
    Substitution of Securities                                      32
    Change in Operation of Variable Account                         33
    Splitting Units                                                 33
    Modification                                                    33
    Right to Return                                                 33
Tax Considerations                                                  34
    Deductibility of Purchase Payments                              34
    Pre-Distribution Taxation of Contracts                          34
    Distributions and Withdrawals from Non-Qualified
     Contracts                                                      34
    Distributions and Withdrawals from Qualified Contracts          35
    Withholding                                                     35
    Investment Diversification and Control                          35
    Tax Treatment of the Company and the Variable Account           35
    Qualified Retirement Plans                                      36
    Pension and Profit-Sharing Plans                                36
    Tax-Sheltered Annuities                                         36
    Individual Retirement Accounts                                  36
    Roth IRAs                                                       37
Administration of the Contracts                                     37
Distribution of the Contracts                                       37
Performance Information                                             37
Available Information                                               39
Incorporation of Certain Documents by Reference                     39
State Regulation                                                    39
Legal Proceedings                                                   40
Accountants                                                         40
Financial Statements                                                40
Table of Contents of Statement of Additional Information            41
Appendix A -- Glossary                                              43
Appendix B -- Condensed Financial Information --
 Accumulation Unit Values                                           46
Appendix C -- Withdrawals, Withdrawal Charges and the Market
 Value Adjustment                                                   50

                                 SPECIAL TERMS

      Your Contract is a legal document that uses a number of specially defined terms. We explain most of the terms that we use in this Prospectus in the context where they arise, and some are self-explanatory. In addition, for convenient reference, we have compiled a list of these terms in the Glossary included at the back of this Prospectus as Appendix A. If, while you are reading this Prospectus, you come across a term that you do not understand, please refer to the Glossary for an explanation.

                                EXPENSE SUMMARY

      The purpose of the following table is to help you understand the costs and expenses that you will bear directly and indirectly under a Contract WHEN YOU ALLOCATE MONEY TO THE VARIABLE ACCOUNT. The table reflects expenses of the Variable Account as well as of each Fund. The table should be considered together with the narrative provided under the heading "Contract Charges" in this Prospectus, and with the Funds' prospectuses. In addition to the expenses listed below, we may deduct premium taxes.

                          SUMMARY OF CONTRACT EXPENSES

TRANSACTION EXPENSES
Sales Load Imposed on Purchase Payments.....................   $  0
Deferred Sales Load (as a percentage of Purchase Payments
  withdrawn) (1)
  Number of Account Years Purchase Payment in Account
    0-1.....................................................      6%
    2-3.....................................................      5%
    4-5.....................................................      4%
    6.......................................................      3%
    7 or more...............................................      0
Transfer Fee (2)............................................   $ 15
ANNUAL ACCOUNT FEE per Contract.............................   $ 30
VARIABLE ACCOUNT ANNUAL EXPENSES (as a percentage of average
  Variable Account assets)
  Mortality and Expense Risk Charge.........................   1.25%
  Administrative Expense Charge.............................   0.15%
  Other Fees and Expenses of the Variable Account...........   0.00%
                                                              -----
Total Variable Account Annual Expenses......................   1.40%

------------------------

(1) A portion of your Account may be withdrawn each year without imposition of any withdrawal charge, and after a Purchase Payment has been in your Account for 7 Contract Years it may be withdrawn free of the withdrawal charge.

(2) Currently, no fee is imposed on transfers; however, we reserve the right to impose a charge of up to $15 per transfer. In addition, Market Value Adjustment may be imposed on amounts transferred from or within the Fixed Account.

                      UNDERLYING FUND ANNUAL EXPENSES (1)
                      (AS A PERCENTAGE OF FUND NET ASSETS)



                                                                                                    TOTAL ANNUAL FUND
                                                             OTHER FUND                                  EXPENSES
                                            MANAGEMENT     EXPENSES AFTER      12B-1 OR              AFTER AND BEFORE
FUND                                           FEES       REIMBURSEMENT(2)   SERVICE FEES            REIMBURSEMENT(2)
----                                        -----------   ----------------   ------------   ----------------------------------
AIM V.I. Capital Appreciation Fund........     0.61%           0.21%                          0.82%
AIM V.I. Growth Fund......................     0.61%           0.22%                          0.83%
AIM V.I. Growth and Income Fund...........     0.60%           0.24%                          0.84%
AIM V.I. International Equity Fund........     0.73%           0.29%                          1.02%
Alger American Growth Portfolio...........     0.75%           0.04%                          0.79%
Alger American Income and Growth
 Portfolio................................     0.62%           0.08%                          0.70%
Alger American Small Capitalization
 Portfolio................................     0.85%           0.05%                          0.90%
Goldman Sachs VIT CORE Large Cap Growth
 Fund (3).................................     0.70%           0.20%                          0.90%    [1.23%]
Goldman Sachs VIT CORE Small Cap Equity
 Fund (3).................................     0.75%           0.25%                          1.00%    [1.55%]
Goldman Sachs VIT CORE U.S. Equity
 Fund (3).................................     0.70%           0.20%                          0.90%    [1.52%]
Goldman Sachs VIT Growth and Income
 Fund (3).................................     0.75%           0.25%                          1.00%    [1.22%]
Goldman Sachs VIT International Equity
 Fund (3).................................     1.00%           0.35%                          1.35%    [1.99%]
J.P. Morgan International Opportunities
 Portfolio (4)............................     0.60%           0.60%                          1.20%    [1.73%]
J.P. Morgan Small Company Portfolio (4)...     0.60%           0.55%                          1.15%    [1.32%]
J.P. Morgan U.S. Disciplined Equity
 Portfolio (4)............................     0.35%           0.50%                          0.85%
Lord Abbett Series Fund Growth and
 Income...................................     0.50%           0.27%            0.25%         1.02%
MFS/Sun Life Capital Appreciation Series
 (5)......................................     0.71%           0.04%                          0.75%
MFS/Sun Life Emerging Growth Series (5)...     0.69%           0.05%                          0.74%
MFS/Sun Life Government Securities
 Series...................................     0.55%           0.07%                          0.62%
MFS/Sun Life High Yield Series (5)........     0.75%           0.08%                          0.83%
MFS/Sun Life Massachusetts Investors
 Growth Stock Series......................     0.75%           0.06%                          0.81%
MFS/Sun Life Massachusetts Investors Trust
 Series (5)...............................     0.55%           0.05%                          0.60%
MFS/Sun Life New Discovery Series.........     0.90%           0.09%                          0.99%
MFS/Sun Life Total Return Series (5)......     0.66%           0.04%                          0.70%
MFS/Sun Life Utilities Series (5).........     0.72%           0.08%                          0.80%
OCC Equity Portfolio (6)..................     0.80%           0.15%                          0.95%
OCC Managed Portfolio (6).................     0.78%           0.08%                          0.86%
OCC Mid Cap Portfolio (6).................     0.80%           0.20%                          1.00%
OCC Small Cap Portfolio (6)...............     0.80%           0.10%                          0.90%
SC Blue Chip Mid Cap Fund (7)(8)..........     0.80%           0.20%                          1.00%    [1.96%]
SC Investors Foundation Fund (7)(8).......     0.75%           0.15%                          0.90%    [3.99%]
SC Select Equity Fund (7)(8)..............     0.75%           0.15%                          0.90%    [2.44%]
Sun Capital Investment Grade Bond
 Fund (7).................................     0.60%           0.15%                          0.75%    [1.31%]
Sun Capital Money Market Fund (7).........     0.50%           0.15%                          0.65%    [1.22%]
Sun Capital Real Estate Fund (7)..........     0.95%           0.30%                          1.25%    [2.67%]


------------------------


(1) The information relating to Fund expenses was provided by the Funds and we have not independently verified it. You should consult the Fund prospectuses for more information about Fund expenses.



(2) All expense figures are shown after expense reimbursements or waivers, except for the bracketed figures which show what the expense figures would have been absent reimbursement. All expense figures are based on actual expenses for the fiscal year ended December 31, 2000.

(3) The investment advisers to the following Goldman Sachs VIT Funds have voluntarily agreed to reduce or limit certain "Other Expenses" of such Funds (excluding management fees, taxes, interest, and brokerage fees, litigation, indemnification and other extraordinary expenses) to the extent such expenses exceed a percentage per annum of such Funds' average daily net assets:



Goldman Sachs VIT CORE Large Capital Growth Fund               0.20%
Goldman Sachs VIT CORE Small Cap Equity Fund                   0.25%
Goldman Sachs VIT CORE U.S. Equity Fund                        0.20%
Goldman Sachs VIT Growth and Income Fund                       0.25%
Goldman Sachs VIT International Equity Fund                    0.35%



   Fee waivers and expense reimbursements for the Goldman Sachs VIT Funds may be discontinued at any time.



(4) Through fiscal year 2000, an affiliate of the adviser has agreed to reimburse the Fund to the extent certain expenses exceed the following percentages of the Fund's average daily net assets:



J.P. Morgan U.S. Disciplined Equity Portfolio                  0.85%
J.P. Morgan International Opportunities Portfolio              1.20%
J.P. Morgan Small Company Portfolio                            1.15%



(5) The MFS/SUN Life Series Trust has an expense offset arrangement which reduces the Fund's custodian fee based upon the amount of cash maintained by the Fund with its custodian and dividend disbursing agent, and may enter into such other arrangements and directed brokerage arrangement (which would also have the effect of reducing the Fund's expenses). Any such fee reductions are not reflected in the table. Had these fee reductions been taken into account, "Total Fund Annual Expenses" would have been lower for certain series:



MFS/Sun Life Capital Appreciation Series                       0.74%
MFS/Sun Life Emerging Growth Series                            0.73%
MFS/Sun Life High Yield Series                                 0.82%
MFS/Sun Life Massachusetts Investors Trust Series              0.59%
MFS/Sun Life Total Return Series                               0.69%
MFS/Sun Life Utilities Series                                  0.79%



(6) The management fee for the OCC Equity Portfolio, the OCC Managed Portfolio, the OCC Mid Cap Portfolio, and the OCC Small Cap Portfolio decreases to 0.75% as the daily net assets of each Portfolio exceed $400 million, and decreases to 0.70% as the daily net assets of each Portfolio exceed $800 million. Total Portfolio expenses for the OCC Equity, Managed, Mid Cap and Small Cap Portfolios are limited by the investment manager so that their respective annualized operating expenses (net of any expense offset) do not exceed 1.00% of average daily net assets. If such limitation was not in effect, the expenses for the OCC Mid Cap Portfolio for the year ended December 31, 2000 would have been 1.36%.



(7) For the year ended December 31, 2000, the investment adviser waived all investment advisory fees of all Funds other than Sun Capital Investment Grade Bond Fund, for which the investment adviser waived a portion of its fees. Fee waivers and expense reimbursements for the Sun Capital Funds may be discontinued at any time after May 1, 2002. To the extent that the expense ratio of any Fund in the Sun Capital Advisers Trust falls below the Fund's expense limit, the Fund's adviser reserves the right to be reimbursed for management fees waived and Fund expenses paid by it during the prior two years.



(8) The management fees for each of the SC Blue Chip Mid Cap Fund, the SC Investors Foundation Fund, and the SC Select Equity Fund decreases to 0.75%, 0.70%, and 0.70% respectively, as the daily net assets of each Fund exceed $300 million.

                                    EXAMPLES


      If you surrender your Contract at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming an average Contract size of $30,000 and a 5% annual return:



                                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                              --------   --------   --------   --------
AIM V.I. Capital Appreciation Fund..........................    $79        $112       $150       $268
AIM V.I. Growth Fund........................................    $79        $112       $150       $269
AIM V.I. Growth and Income Fund.............................    $79        $112       $151       $270
AIM V.I. International Equity Fund..........................    $81        $117       $159       $288
Alger American Growth Portfolio.............................    $79        $111       $148       $265
Alger American Income and Growth Portfolio..................    $78        $108       $144       $256
Alger American Small Capitalization Portfolio...............    $80        $114       $154       $276
Goldman Sachs CORE Large Cap Equity Fund....................    $80        $114       $154       $276
Goldman Sachs CORE Small Cap Equity Fund....................    $81        $117       $158       $286
Goldman Sachs CORE U.S. Equity Fund.........................    $80        $114       $154       $276
Goldman Sachs Growth and Income Fund........................    $81        $117       $158       $286
Goldman Sachs International Equity Fund.....................    $84        $127       $175       $320
J.P. Morgan International Opportunities Portfolio...........    $83        $122       $168       $306
J.P. Morgan Small Company Portfolio.........................    $82        $121       $165       $301
J.P. Morgan U.S. Disciplined Equity Portfolio...............    $79        $112       $151       $271
Lord Abbett Series Fund Growth and Income...................    $81        $117       $159       $288
MFS/Sun Life Capital Appreciation Series....................    $78        $110       $146       $261
MFS/Sun Life Emerging Growth Series.........................    $78        $109       $146       $260
MFS/Sun Life Government Securities Series...................    $77        $106       $140       $248
MFS/Sun Life High Yield Series..............................    $79        $112       $150       $269
MFS/Sun Life Massachusetts Investors Growth Stock Series....    $79        $111       $149       $267
MFS/Sun Life Massachusetts Investors Trust Series...........    $77        $105       $139       $246
MFS/Sun Life New Discovery Series...........................    $81        $116       $158       $285
MFS/Sun Life Total Return Series............................    $78        $108       $144       $256
MFS/Sun Life Utilities Series...............................    $79        $111       $149       $266
OCC Equity Portfolio........................................    $80        $115       $156       $281
OCC Managed Portfolio.......................................    $79        $113       $152       $272
OCC Mid Cap Portfolio.......................................    $81        $117       $158       $286
OCC Small Cap Portfolio.....................................    $80        $114       $154       $276
SC Blue Chip Mid Cap Fund...................................    $81        $117       $158       $286
SC Investors Foundation Fund................................    $80        $114       $154       $276
SC Select Equity Fund.......................................    $80        $114       $154       $276
Sun Capital Investment Grade Bond Fund......................    $78        $110       $146       $261
Sun Capital Money Market Bond Fund..........................    $78        $107       $141       $251
Sun Capital Real Estate Fund................................    $83        $124       $170       $310

      If you do NOT surrender your Contract, or if you annuitize at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming an average Contract size of $30,000 and a 5% annual return:


                                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                              --------   --------   --------   --------
AIM V.I. Capital Appreciation Fund..........................    $24        $72        $124       $268
AIM V.I. Growth Fund........................................    $24        $73        $125       $269
AIM V.I. Growth and Income Fund.............................    $24        $73        $125       $270
AIM V.I. International Equity Fund..........................    $26        $78        $134       $288
Alger American Growth Portfolio.............................    $23        $72        $123       $265
Alger American Income and Growth Portfolio..................    $22        $69        $118       $256
Alger American Small Capitalization Portfolio...............    $24        $75        $128       $276
Goldman Sachs CORE Large Cap Equity Fund....................    $24        $75        $128       $276
Goldman Sachs CORE Small Cap Equity Fund....................    $25        $78        $133       $286
Goldman Sachs CORE U.S. Equity Fund.........................    $24        $75        $128       $276
Goldman Sachs Growth and Income Fund........................    $25        $78        $133       $286
Goldman Sachs International Equity Fund.....................    $29        $88        $150       $320
J.P. Morgan International Opportunities Portfolio...........    $27        $84        $143       $306
J.P. Morgan Small Company Portfolio.........................    $27        $82        $141       $301
J.P. Morgan U.S. Disciplined Equity Portfolio...............    $24        $73        $126       $271
Lord Abbett Series Fund Growth and Income...................    $26        $78        $134       $288
MFS/Sun Life Capital Appreciation Series....................    $23        $70        $120       $261
MFS/Sun Life Emerging Growth Series.........................    $23        $70        $120       $260
MFS/Sun Life Government Securities Series...................    $22        $66        $114       $248
MFS/Sun Life High Yield Series..............................    $24        $73        $125       $269
MFS/Sun Life Massachusetts Investors Growth Stock Series....    $23        $72        $124       $267
MFS/Sun Life Massachusetts Investors Trust Series...........    $21        $66        $113       $246
MFS/Sun Life New Discovery Series...........................    $25        $78        $133       $285
MFS/Sun Life Total Return Series............................    $22        $69        $118       $256
MFS/Sun Life Utilities Series...............................    $23        $72        $123       $266
OCC Equity Portfolio........................................    $25        $76        $131       $281
OCC Managed Portfolio.......................................    $24        $74        $126       $272
OCC Mid Cap Portfolio.......................................    $25        $78        $133       $286
OCC Small Cap Portfolio.....................................    $24        $75        $128       $276
SC Blue Chip Mid Cap Fund...................................    $25        $78        $133       $286
SC Investors Foundation Fund................................    $24        $75        $128       $276
SC Select Equity Fund.......................................    $24        $75        $128       $276
Sun Capital Investment Grade Bond Fund......................    $23        $70        $120       $261
Sun Capital Money Market Bond Fund..........................    $22        $67        $115       $251
Sun Capital Real Estate Fund................................    $28        $85        $145       $310



      THE EXAMPLES SHOULD NOT BE CONSIDERED TO BE REPRESENTATIONS OF PAST OR FUTURE EXPENSES, AND ACTUAL EXPENSES MAY BE GREATER OR LOWER THAN THOSE SHOWN. THE EXAMPLES ASSUME THAT ALL CURRENT WAIVERS AND REIMBURSEMENTS CONTINUE THROUGHOUT ALL PERIODS.

                        CONDENSED FINANCIAL INFORMATION



      Historical information about the value of the units we use to measure the variable portion of your Contract ("Variable Accumulation Units") is included as Appendix B to this Prospectus.


                              THE ANNUITY CONTRACT

      Sun Life Insurance and Annuity Company of New York (the "Company", "we" or "us") and Sun Life (NY) Variable Account C (the "Variable Account") offer the Contract on an individual basis in connection with retirement plans. We issue an individual Contract to each Owner.

      In this Prospectus, unless we state otherwise, we address Owners of Contracts as "you". For the purpose of determining benefits under the Contract, we establish an Account for each Owner, which we will refer to as "your" Account.

      Your Contract provides a number of important benefits for your retirement planning. It has an Accumulation Phase, during which you make Payments under the Contract and allocate them to one or more Variable Account or Fixed Account options, and an Income Phase, during which we make annuity payments based on the amount you have accumulated. Your Contract provides tax deferral, so that you do not pay taxes on your earnings under your Contract until you withdraw them. It provides a death benefit if the Annuitant dies during the Accumulation Phase. Finally, if you so elect, during the Income Phase we will make annuity payments to you or someone else for life or for another period that you choose.

      You choose these benefits on a variable or fixed basis or a combination of both. When you choose Variable Account investment options or a Variable Annuity option, your benefits will be responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from different types of investments. With these variable options, you assume all investment risk under the Contract. When you choose a Guarantee Period in our Fixed Account or a Fixed Annuity option, we assume the investment risk, except in the case of early withdrawals in the Accumulation Phase, where you bear the risk of unfavorable interest rate changes. You also bear the risk that the interest rates we will offer in the future and the rates we will use in determining your Fixed Annuity may not exceed our minimum guaranteed rate, which is 3% per year, compounded annually.

      The Contract is designed for use in connection with personal retirement and deferred compensation plans, some of which qualify for favorable federal income tax treatment under Sections 401, 403, 408 or 408A of the Internal Revenue Code. The Contract is also designed so that it may be used in connection with certain non-tax-qualified retirement plans, such as payroll savings plans and such other groups (trusteed or nontrusteed) as may be eligible under applicable law. We refer to Contracts used with plans that receive favorable tax treatment as "Qualified Contracts," and all others as "Non-Qualified Contracts."

                    COMMUNICATING TO US ABOUT YOUR CONTRACT

      All materials sent to us, including Purchase Payments, must be sent to our Service Address as set forth on the first page of this Prospectus. For all telephone communications, you must call (800) 447-7569.

      Unless this Prospectus states differently, we will consider all materials sent to us and all telephone communications to be received on the date we actually receive them at our Service Address. However, we will consider Purchase Payments, withdrawal requests and transfer instructions to be received on the next Business Day if we receive them (1) on a day that is not a Business Day or
(2) after 4:00 p.m., Eastern Time.

      When we specify that notice to us must be in writing, we reserve the right, at our sole discretion, to accept notice in another form.

               SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

      We are a stock life insurance company incorporated under the laws of New York on May 25, 1983. We do business exclusively in New York. Our Home Office is located at 122 East 42nd Street, Suite 1900, New York, New York 10017.

      We are an indirect wholly-owned subsidiary of Sun Life Assurance Company of Canada ("Sun Life (Canada)"). Sun Life (Canada) completed its demutualization on March 22, 2000. As a result of the demutualization, a new holding company, Sun Life Financial Services of Canada Inc. ("Sun Life Financial"), is now the ultimate parent of Sun Life (Canada) and the Company. Sun Life Financial, a corporation organized in Canada, is a reporting company under the Securities Exchange Act of 1934 with common shares listed on the Toronto, New York, London, and Manila stock exchanges.

                              THE VARIABLE ACCOUNT

      We established the Variable Account as a separate account on October 18, 1985, pursuant to a resolution of our Board of Directors. The Variable Account funds the Contract and various other variable annuity and variable life insurance product contracts which are offered by the Company and other affiliated and unaffiliated offerors. These other products may have features, benefits and charges which are different from those under the Contract.

      Under New York insurance law and the Contract, the income, gains or losses of the Variable Account are credited to or charged against the assets of the Variable Account without regard to the other income, gains or losses of the Company. These assets are held in relation to the Contracts described in this Prospectus and other variable annuity contracts that provide benefits that vary in accordance with the investment performance of the Variable Account. Although the assets maintained in the Variable Account will not be charged with any liabilities arising out of any other business we conduct, all obligations arising under the Contracts, including the promise to make annuity payments, are general corporate obligations of the Company.

      The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account invests exclusively in shares of a specific Fund. All amounts allocated to the Variable Account will be used to purchase Fund shares as designated by you at their net asset value. Any and all distributions made by the Fund with respect to the shares held by the Variable Account will be reinvested to purchase additional shares at their net asset value. Deductions from the Variable Account for cash withdrawals, annuity payments, death benefits, Account Fees, contract charges against the assets of the Variable Account for the assumption of mortality and expense risks, administrative expenses and any applicable taxes will, in effect, be made by redeeming the number of Fund shares at their net asset value equal in total value to the amount to be deducted. The Variable Account will be fully invested in Fund shares at all times.

                           VARIABLE ACCOUNT OPTIONS:
                                   THE FUNDS

      The Contract offers Sub-Accounts that invest in a number of Fund options, which are briefly discussed below. Each Fund is a mutual fund registered under the Investment Company Act of 1940, or a separate series of shares of such a mutual fund.

      MORE COMPREHENSIVE INFORMATION ABOUT THE FUNDS, INCLUDING A DISCUSSION OF THEIR MANAGEMENT, INVESTMENT OBJECTIVES, EXPENSES, AND POTENTIAL RISKS, IS FOUND IN THE CURRENT PROSPECTUSES FOR THE FUNDS (THE "FUND PROSPECTUSES"). THE FUND PROSPECTUSES SHOULD BE READ IN CONJUNCTION WITH THIS PROSPECTUS BEFORE YOU INVEST. A COPY OF EACH FUND PROSPECTUS, AS WELL AS A STATEMENT OF ADDITIONAL INFORMATION FOR EACH FUND, MAY BE OBTAINED WITHOUT CHARGE FROM THE COMPANY BY CALLING 1-800-282-7073 OR WRITING TO SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK, P.O. BOX 9141, BOSTON MASSACHUSETTS 02117.

      The Funds currently available are:

AIM VARIABLE INSURANCE FUNDS (advised by A I M Advisors, Inc.)

     AIM V.I. CAPITAL APPRECIATION FUND seeks growth of capital by investing principally in common stocks of companies which the Fund's portfolio managers believe are likely to benefit from new or innovative products, services or processes, as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth.

     AIM V.I. GROWTH FUND seeks to achieve growth of capital by investing in seasoned and better-capitalized companies considered to have strong earnings momentum.

     AIM V.I. GROWTH AND INCOME FUND seeks to achieve growth of capital with a secondary objective of current income.

     AIM V.I. INTERNATIONAL EQUITY FUND seeks to achieve long-term growth of capital by investing in a diversified portfolio of international equity securities whose issuers are considered to have strong earnings momentum.

THE ALGER AMERICAN FUND (advised by Fred Alger Management, Inc.)

     ALGER AMERICAN GROWTH PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of companies which have market capitalizations of $1 billion or more.

     ALGER AMERICAN INCOME AND GROWTH PORTFOLIO seeks primarily to provide a high level of dividend income by investing in dividend paying equity securities. Capital appreciation is a secondary objective.

     ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO seeks long-term capital appreciation. It invests primarily in the equity securities of small companies with market capitalizations within the range of the Russell-Registered Trademark- 2000 Growth Index or the
     S&P-Registered Trademark- SmallCap 600 Index.


GOLDMAN SACHS VARIABLE INSURANCE TRUST ("VIT") (advised by Goldman Sachs Asset Management, a unit of the Investment Management Division of Goldman, Sachs & Co. ("Goldman Sachs"), except for Goldman Sachs International Equity Fund, which is advised by Goldman Sachs Asset Management International, GSAMI).



     GOLDMAN SACHS VIT CORE-SM- LARGE CAP GROWTH FUND seeks long-term growth of capital by investing in a broadly diversified portfolio of equity securities of large cap U.S. issuers that are expected to have better prospects for earnings growth than the growth rate of the general domestic economy. Dividend income is a secondary consideration.



     GOLDMAN SACHS VIT CORE-SM- U.S. EQUITY FUND seeks long-term growth of capital and dividend income by investing in a broadly diversified portfolio of large cap and blue chip equity securities representing all major sectors of the U.S. economy.



     GOLDMAN SACHS VIT CORE-SM- SMALL CAP EQUITY FUND seeks long-term growth of capital by investing in a broadly diversified portfolio of equity securities of U.S. issuers which are included in the Russell 2000 Index at the time of investment.



     GOLDMAN SACHS VIT GROWTH AND INCOME FUND seeks long-term growth of capital and growth of income.



     GOLDMAN SACHS VIT INTERNATIONAL EQUITY FUND seeks long-term capital appreciation by investing in equity securities of companies that are organized outside the U.S. or whose securities are principally traded outside the U.S.


J.P. MORGAN SERIES TRUST II (advised by J.P. Morgan Investment Management Inc.)


     J.P. MORGAN U.S. DISCIPLINED EQUITY PORTFOLIO seeks to provide a high total return from a portfolio of selected equity securities.


     J.P. MORGAN INTERNATIONAL OPPORTUNITIES PORTFOLIO seeks to provide a high total return from a portfolio of equity securities of foreign companies.

     J.P. MORGAN SMALL COMPANY PORTFOLIO seeks to provide a high total return from a portfolio of small company stocks.


LORD ABBETT SERIES FUND, INC. (advised by Lord, Abbett & Co.)


     GROWTH & INCOME PORTFOLIO seeks to provide long-term growth of capital and income without excessive fluctuation in market value.

MFS/SUN LIFE SERIES TRUST (advised by Massachusetts Financial Services Company, an affiliate of the Company)

     CAPITAL APPRECIATION SERIES will seek to maximize capital appreciation by investing in securities of all types, with major emphasis on common stocks.

     EMERGING GROWTH SERIES will seek long-term growth of capital.

     GOVERNMENT SECURITIES SERIES will seek current income and preservation of capital by investing in U.S. Government and U.S. Government-related securities.


     HIGH YIELD SERIES will seek high current income and capital appreciation by investing primarily in certain low rated or unrated fixed income securities (possibly with equity features) of U.S. and foreign issuers.


     MASSACHUSETTS INVESTORS GROWTH STOCK SERIES will seek to provide long-term growth of capital and future income rather than current income.


     MASSACHUSETTS INVESTORS TRUST SERIES will seek long-term growth of capital with a secondary objective to seek reasonable current income.


     NEW DISCOVERY SERIES will seek capital appreciation.

     TOTAL RETURN SERIES will primarily seek to obtain above-average income (compared to a portfolio entirely invested in equity securities) consistent with prudent employment of capital; its secondary objective is to take advantage of opportunities for growth of capital and income since many securities offering a better than average yield may also possess growth potential.

     UTILITIES SERIES will seek capital growth and current income (income above that available from a portfolio invested entirely in equity securities) by investing under normal market conditions, at least 65% of its assets in equity and debt securities of both domestic and foreign companies in the utilities industry.

OCC ACCUMULATION TRUST (advised by OpCap Advisors)

     EQUITY PORTFOLIO seeks long-term capital appreciation through investment in a diversified portfolio of equity securities selected on the basis of a value oriented approach to investing.


     MANAGED PORTFOLIO seeks to achieve growth of capital over time through investment in a portfolio consisting of common stocks, fixed income securities and cash equivalents, the percentages of which will vary based on the portfolio manager's assessments of the relative outlook for such investments.



     MID CAP PORTFOLIO seeks long-term capital appreciation through investment in a diversified portfolio of equity securities. The portfolio will invest primarily in companies with market capitalizations of between $500 million and $8 billion.



     SMALL CAP PORTFOLIO seeks capital appreciation through investment in a diversified portfolio of equity securities of companies with market capitalizations of under $2 billion.



SUN CAPITAL ADVISERS TRUST-SM- (advised by Sun Capital Advisers, Inc., an affiliate of the Company Wellington Management Company, LLP, serves as investment subadviser to SC Blue Chip Mid Cap Fund, SC Investors Foundation Fund and SC Select Equity Fund.)

     SC-SM- BLUE CHIP MID CAP FUND seeks long-term capital growth by investing primarily in common stocks and other equity securities of U.S. companies with market capitalizations within the range represented by the Standard & Poor's Mid Cap 400 Index.



     SC-SM- INVESTORS FOUNDATION FUND seeks long-term capital growth by investing primarily in a diversified portfolio of common stocks and other equity securities of U.S. companies with market capitalizations generally within the range represented by the Standard & Poor's 500 Index. Investments are selected using a combination of fundamental analysis and quantitative tools.



     SC-SM- SELECT EQUITY FUND seeks long-term capital growth by investing in 20 to 40 common stocks and other equity securities of large capitalization U.S. companies selected primarily from the Standard & Poor's 500 Index.



     SUN CAPITAL INVESTMENT GRADE BOND FUND-SM- seeks high current income consistent with relative stability of principal by investing at least 80% of its assets in investment grade bonds. The Fund may invest up to 20% of its assets in lower rated or unrated bonds (also know s high yield or junk bonds.)



     SUN CAPITAL MONEY MARKET FUND-SM- seeks to maximize current income, consistent with maintaining liquidity and preserving capital, by investing exclusively in high quality U.S. dollar-denominated money market securities.



     SUN CAPITAL REAL ESTATE FUND-SM- primarily seeks long-term capital growth and, secondarily, seeks current income and growth of income. The Fund invests at least 80% of its assets in securities of real estate investment trusts and other real estate companies.


      The Funds may also be available to registered separate accounts offering variable annuity and variable life products of other affiliated and unaffiliated insurance companies, as well as to the Variable Account and other separate accounts of the Company. Although we do not anticipate any disadvantages to this, there is a possibility that a material conflict may arise between the interests of the Variable Account and one or more of the other separate accounts participating in the Funds. A conflict may occur due to a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of the Participants and Payees and those of other companies, or some other reason. In the event of conflict, we will take any steps necessary to protect Participants and Payees, including withdrawal of the Variable Account from participation in the underlying Funds which are involved in the conflict or substitution of shares of other Funds.


      Certain of the investment advisers to the Funds may reimburse us for administrative costs in connection with administering the Funds as options under the Contracts. These amounts are not charged to the Funds or Participants, but are paid from assets of the advisers.


      Certain publicly available mutual funds may have similar investment goals and principal investment policies and risks as one or more of the Funds, and may be managed by a Fund's portfolio manager(s). While a Fund may have many similarities to these other funds, its investment performance will differ from their investment performance. This is due to a number of differences between a Fund and these similar products, including differences in sales charges, expense ratios and cash flows.

                               THE FIXED ACCOUNT

      The Fixed Account is made up of those assets of the Company that are allocated to a non-unitized separate account established in conformance with New York law. Amounts you allocate to Guarantee Periods become part of the Fixed Account. Any obligation of the Fixed Account will be paid first from those assets allocated to the Fixed Account and the excess, if any, will be paid from the general account of the Company. Assets in the Fixed Account are available to fund the claims of all classes of our customers, including claims for benefits under the Contracts.

      We will invest the assets of the Fixed Account in those assets we choose that are allowed by the laws of the State of New York. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments. We intend to invest primarily in investment-grade fixed income securities (i.e., rated by a nationally recognized rating service within the four highest grades) or instruments we believe are of comparable quality. We are not obligated to invest amounts allocated to the Fixed Account according to any particular strategy, except as may be required by applicable state insurance laws. You will not have a direct or indirect interest in the Fixed Account investments.

                           THE FIXED ACCOUNT OPTIONS:
                             THE GUARANTEE PERIODS

      You may elect one or more Guarantee Period(s) from those we make available from time to time. We publish Guaranteed Interest Rates for each Guarantee Period offered. We may change the Guaranteed Interest Rates we offer from time to time, but no Guaranteed Interest Rate will ever be less than 3% per year, compounded annually. Also, once we have accepted your allocation to a particular Guarantee Period, we promise that the Guaranteed Interest Rate applicable to that allocation will not change for the duration of the Guarantee Period.

      We determine Guaranteed Interest Rates at our discretion. We do not have a specific formula for establishing the rates for different Guarantee Periods. Our determination will be influenced by the interest rates on fixed income investments in which we may invest amounts allocated to the Guarantee Periods. We will also consider other factors in determining these rates, including regulatory and tax requirements, sales commissions and administrative expenses borne by us, general economic trends and competitive factors. We cannot predict the level of future interest rates.

      We may from time to time at our discretion offer interest rate specials for new Purchase Payments that are higher than the rates we are then offering for renewals or transfers.

      Early withdrawals from your allocation to a Guarantee Period, including cash withdrawals, transfers, and commencement of an annuity, may be subject to a Market Value Adjustment, which could decrease or increase the value of your Account. See "Withdrawals, Withdrawal Charge and Market Value Adjustment."

                             THE ACCUMULATION PHASE

      During the Accumulation Phase of your Contract, you make Payments into your Account, and your earnings accumulate on a tax-deferred basis. The Accumulation Phase begins with our acceptance of your first Purchase Payment and ends the Business Day before your Annuity Commencement Date. The Accumulation Phase will end sooner if you surrender your Contract or the Annuitant dies before the Annuity Commencement Date.

ISSUING YOUR CONTRACT

      When you purchase a Contract, a completed Application and the initial Purchase Payment are sent to us for acceptance. When we accept an Application, we issue the Contract to you, as the Owner.

      We will credit your initial Purchase Payment to your Account within 2 business days of receiving your completed Application. If your Application is not complete, we will notify you. If we do not have the necessary information to complete the Application within 5 business days, we will send your money back to you or ask your permission to retain your Purchase Payment until the Application is made complete. Then we will apply the Purchase Payment within 2 business days of when the Application is complete.

AMOUNT AND FREQUENCY OF PURCHASE PAYMENTS

      The amount of Purchase Payments may vary; however, we will not accept an initial Purchase Payment of less than $5,000, and each additional Purchase Payment must be at least $1,000, unless we waive these limits. In addition, we will not accept a Purchase Payment if your Account Value is over $1 million, or if the Purchase Payment would cause your Account Value to exceed $1 million, unless we have approved the Payment in advance. Within these limits, you may make Purchase Payments at any time during the Accumulation Phase.

ALLOCATION OF NET PURCHASE PAYMENTS

      You may allocate your Purchase Payments among the different Sub-Accounts and Guarantee Periods we offer, but any allocation to a Guarantee Period must be at least $1,000. Over the life of your Contract, you may allocate amounts among as many as 18 of the available options.

      In your Application, you may specify the percentage of each Purchase Payment to be allocated to each Sub-Account or Guarantee Period. These percentages are called your allocation factors. You may change the allocation factors for future Payments by sending us written notice of the change, as required. We will use your new allocation factors for the first Purchase Payment we receive with or after we have received notice of the change, and for all future Purchase Payments, until we receive another change notice.

      Although it is currently not our practice, we may deduct applicable premium taxes or similar taxes from your Purchase Payments (see "Contract Charges -- Premium Taxes"). In that case, we will credit your Net Purchase Payment, which is the Purchase Payment minus the amount of those taxes.

YOUR ACCOUNT

      When we accept your first Purchase Payment, we establish an Account for you, which we maintain throughout the Accumulation Phase of your Contract.

YOUR ACCOUNT VALUE

      Your Account Value is the sum of the value of the 2 components of your
Contract: the Variable Account portion of your Contract ("Variable Account Value") and the Fixed Account portion of your Contract ("Fixed Account Value"). These 2 components are calculated separately, as described below.

VARIABLE ACCOUNT VALUE

      VARIABLE ACCUMULATION UNITS

      In order to calculate your Variable Account Value, we use a measure called a Variable Accumulation Unit for each Sub-Account. Your Variable Account Value is the sum of your Account Value in each Sub-Account, which is the number of your Variable Accumulation Units for that Sub-Account times the value of each Unit.

      VARIABLE ACCUMULATION UNIT VALUE

      The value of each Variable Accumulation Unit in a Sub-Account reflects the net investment performance of that Sub-Account. We determine that value once on each day that the New York Stock Exchange is open for trading, at the close of trading, which is currently 4:00 p.m., Eastern Time. (The close of trading is determined by the New York Stock Exchange.) We also may determine the value of Variable Accumulation Units of a Sub-Account on days the Exchange is closed if there is enough trading in securities held by that Sub-Account to materially affect the value of the Variable Accumulation Units. Each day we make a valuation is called a "Business Day." The period that begins at the time Variable Accumulation Units are valued on a Business Day and ends at that time on the next Business Day is called a Valuation Period. On days other than Business Days, the value of a Variable Accumulation Unit does not change.

      To measure these values, we use a factor -- which we call the Net Investment Factor-- which represents the net return on the Sub-Account's assets. At the end of any Valuation Period, the value of a Variable Accumulation Unit for a Sub-Account is equal to the value of that Sub-Account's Variable Accumulation Units at the end of the previous Valuation Period, multiplied by the Net Investment Factor. We calculate the Net Investment Factor by dividing
(1) the net asset value of a Fund share held in the Sub-Account at the end of that Valuation Period, plus the per share amount of any dividend or capital gains distribution made by that Fund during the Valuation Period, by (2) the net asset value per share of the Fund share at the end of the previous Valuation Period; we then deduct a factor representing the mortality and expense risk charge and administrative expense charge. See "Contract Charges."

      For a hypothetical example of how we calculate the value of a Variable Accumulation Unit, see the Statement of Additional Information.

      CREDITING AND CANCELING VARIABLE ACCUMULATION UNITS

      When we receive an allocation to a Sub-Account, either from a Net Purchase Payment or a transfer of Account Value, we credit that amount to your Account in Variable Accumulation Units. Similarly, we cancel Variable Accumulation Units when you transfer or withdraw amounts from a Sub-Account, or when we deduct certain charges under the Contract. We determine the number of Units credited or canceled by dividing the dollar amount by the Variable Accumulation Unit value for that Sub-Account at the end of the Valuation Period during which the transaction or charge is effective.

FIXED ACCOUNT VALUE

      Your Fixed Account value is the sum of all amounts allocated to Guarantee Periods, either from Net Purchase Payments, transfers or renewals, plus interest credited on those amounts, and minus withdrawals, transfers out of Guarantee Periods, and any deductions for charges under the Contract taken from your Fixed Account Value.

      A Guarantee Period begins the day we apply your allocation and ends when the number of calendar years (or months if the Guarantee Period is less than one year) in the Guarantee Period (measured from the end of the calendar month in which the amount was allocated to the Guarantee Period) have elapsed. The last day of the Guarantee Period is its Expiration Date.

      Each additional Purchase Payment, transfer or renewal credited to your Fixed Account value will result in a new Guarantee Period with its own Expiration Date. Amounts allocated at different times to Guarantee Periods of the same duration may have different Expiration Dates.

      CREDITING INTEREST

      We credit interest on amounts allocated to a Guarantee Period at the applicable Guaranteed Interest Rate for the duration of the Guarantee Period. During the Guarantee Period, we credit interest daily at a rate that yields the Guaranteed Interest Rate on an annual effective basis.

      GUARANTEE AMOUNTS


      Each separate allocation you make to a Guarantee Period, together with interest credited thereon, is called a Guarantee Amount. Each Guarantee Amount is treated separately for purposes of determining the Market Value Adjustment. We may restrict a Guarantee Period that will extend beyond your maximum Annuity Commencement Date. Renewals into a Guarantee Period that will extend beyond your maximum Annuity Commencement Date will result in the application of a Market Value Adjustment upon annuitization or withdrawal. Each new allocation to a Guarantee Period must be at least $1,000.


      RENEWALS

      We will notify you in writing between 45 and 75 days before the Expiration Date for any Guarantee Amount. A new Guarantee Period of the same duration will begin automatically for that Guarantee Amount on the first day following the Expiration Date, unless before the Expiration Date we receive:

      (1) written notice from you electing a different Guarantee Period from among those we then offer, or

      (2) instructions to transfer all or some of the Guarantee Amount to one or more Sub-Accounts, in accordance with the transfer privilege provisions of the Contract.

      A Guarantee Amount will not renew into a Guarantee Period that will extend beyond your Maximum Annuity Commencement Date. We will automatically renew your Guarantee Amount into the next available Guarantee Period.

      EARLY WITHDRAWALS

      If you withdraw, transfer, or annuitize an allocation to a Guarantee Period more than 30 days prior to the Expiration Date, we will apply a Market Value Adjustment to the transaction. This could result in an increase or decrease of your Account Value, depending on interest rates at the time. You bear the risk that you will receive less than your principal if the Market Value Adjustment applies.

TRANSFER PRIVILEGE

      PERMITTED TRANSFERS

      During the Accumulation Phase, you may transfer all or part of your Account Value to one or more Sub-Accounts or Guarantee Periods then available, subject to the following restrictions:

      -  You may not make more than 12 transfers in any Account Year;

      - The amount transferred from a Sub-Account must be at least $1,000 unless you are transferring your entire balance in that Sub-Account;

      -  Your Account Value remaining in a Sub-Account must be at least $1,000;

      - The amount transferred from a Guarantee Period must be the entire Guarantee Amount, except for transfers of interest credited during the current Account Year;

      - At least 30 days must elapse between transfers to or from Guarantee Periods;

      - Transfers to or from Sub-Accounts are subject to terms and conditions that may be imposed by the Fund; and

      - We impose additional restrictions on market timers, which are further described below.

      These restrictions do not apply to transfers made under an approved dollar-cost averaging program.

      There is usually no charge imposed on transfers; however, we reserve the right to impose a transfer charge of $15 for each transfer. Transfers out of a Guarantee Period more than 30 days before expiration of the period will be subject to the Market Value Adjustment described below. Under current law there is no tax liability for transfers.

      REQUESTS FOR TRANSFERS

      You may request transfers in writing or by telephone. The telephone transfer privilege is available automatically, and does not require your written election. We will require personal identifying information to process a request for transfer made by telephone. We will not be liable for following instructions communicated by telephone that we reasonably believe are genuine.

      If we receive your transfer request before 4:00 p.m. Eastern Time on a Business Day, it will be effective that day. Otherwise, it will be effective the next Business Day.

      MARKET TIMERS

      The Contracts are not designed for professional market timing organizations or other entities using programmed and frequent transfers. If you wish to employ such strategies, you should not purchase a Contract. Accordingly, transfers may be subject to restrictions if exercised by a market timing firm or any other third party authorized to initiate transfer transactions on behalf of multiple Owners. In imposing such restrictions, we may, among other things, not accept (1) the transfer instructions of any agent acting under a power of attorney on behalf of more than one Owner, or (2) the transfer instructions of individual Owners who have executed preauthorized transfer forms that are submitted at the same time by market timing firms or other third parties on behalf of more than one Owner. We will not impose these restrictions unless our actions are reasonably intended to prevent the use of such transfers in a manner that will disadvantage or potentially impair the Contract rights of other Owners.

      In addition, some of the Funds have reserved the right to temporarily or permanently refuse exchange requests from the Variable Account if, in the judgment of the Fund's investment adviser, the

Fund would be unable to invest effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected. In particular, a pattern of exchanges that coincide with a market timing strategy may be disruptive to a Fund and therefore may be refused. Accordingly, the Variable Account may not be in a position to effectuate transfers and may refuse transfer requests without prior notice. We also reserve the right, for similar reasons, to refuse or delay exchange requests involving transfers to or from the Fixed Account.

WAIVERS; REDUCED CHARGES; CREDITS; BONUS GUARANTEED INTEREST RATES

      We may reduce or waive the withdrawal charge or Account Fee, credit additional amounts, or grant bonus Guaranteed Interest Rates in certain situations. These situations may include sales of Contracts (1) where selling and/or maintenance costs associated with the Contracts are reduced, such as the sale of several Contracts to the same Owner, sales of large Contracts, and certain group sales, and (2) to officers, directors and employees of the Company or its affiliates, registered representatives and employees of broker-dealers with a current selling agreement with the Company and affiliates of such representatives and broker-dealers, employees of affiliated asset management firms, and persons who have retired from such positions ("Eligible Employees") and immediate family members of Eligible Employees. Eligible Employees and their immediate family members may also purchase a Contract without regard to minimum Purchase Payment requirements. For other situations in which withdrawal charges may be waived, see "Withdrawals, Withdrawal Charge and Market Value Adjustment."

OPTIONAL PROGRAMS

      DOLLAR-COST AVERAGING

      Dollar-cost averaging allows you to invest gradually, over time, in up to 12 Sub-Accounts. You may select a dollar-cost averaging program at no extra charge by allocating a minimum of $1,000 to a designated Sub-Account or to a Guarantee Period we make available in connection with the program. Amounts allocated to the Fixed Account under the program will earn interest at a rate declared by the Company for the Guarantee Period you select. Previously applied amounts may not be transferred to a Guarantee Period made available in connection with this program. Each month or quarter, as you select, we will transfer the same amount automatically to one or more Sub-Accounts that you choose, up to a maximum of 12 Sub-Accounts. The program continues until your Account Value allocated to the program is depleted or you elect to stop the program. The final amount transferred from the Fixed Account will include all interest earned.

      No Market Value Adjustment (either positive or negative) will apply to amounts automatically transferred from the Fixed Account under the dollar-cost averaging program, except that if you discontinue or alter the program prior to completion, amounts remaining in the Fixed Account will be transferred to the Sun Capital Money Market Sub-Account, unless you instruct us otherwise, and the Market Value Adjustment will be applied. Any new allocation of a Purchase Payment to the program will be treated as commencing a new dollar-cost averaging program and is subject to the $1,000 minimum.

      The main objective of a dollar-cost averaging program is to minimize the impact of short-term price fluctuations on Account Value. Since you transfer the same dollar amount to the Variable Account investment options at set intervals, dollar-cost averaging allows you to purchase more Variable Accumulation Units (and, indirectly, more Fund shares) when prices are low and fewer Variable Accumulation Units (and, indirectly, fewer Fund shares) when prices are high. Therefore, you may achieve a lower average cost per Variable Accumulation Unit over the long term. A dollar-cost averaging program allows you to take advantage of market fluctuations. However, it is important to understand that a dollar-cost averaging program does not assure a profit or protect against loss in a declining market.

      ASSET ALLOCATION

      One or more asset allocation programs may be available in connection with the Contracts, at no extra charge. Asset allocation is the process of investing in different asset classes -- such as equity funds, fixed income funds, and money market funds -- depending on your personal investment goals, tolerance for risk, and investment time horizon. By spreading your money among a variety of asset classes, you may be able to reduce the risk and volatility of investing, although there are no guarantees, and asset allocation does not insure a profit or protect against loss in a declining market.

      Currently, you may select one of three asset allocation models, each of which represents a combination of Sub-Accounts with a different level of risk. The available models are: the conservative asset allocation model, the moderate asset allocation model, and the aggressive asset allocation model. Each model allocates a different percentage of Account Value to Sub-Accounts investing in the various asset classes, with the conservative model allocating the lowest percentage to Sub-Accounts investing in the equity asset class and the aggressive model allocating the highest percentage to the equity asset class. These models, as well as the terms and conditions of the asset allocation program, are fully described in a separate brochure. Additional programs may be available in the future.

      If you elect an asset allocation program, we will automatically allocate your Purchase Payments among the Sub-Accounts represented in the model you choose. By your election of an asset allocation program, you thereby authorize us to automatically reallocate your investment options that participate in the asset allocation program on a quarterly basis, or as determined by the terms of the asset allocation program, to reflect the current composition of the model you have selected, without further instruction, until we receive notification that you wish to terminate the program, or choose a different model.

      SYSTEMATIC WITHDRAWAL AND INTEREST OUT PROGRAMS

      If you have an Account Value of $10,000 or more, you may select our Systematic Withdrawal Program or our Interest Out Program.

      Under the Systematic Withdrawal Program, you determine the amount and frequency of regular withdrawals you would like to receive from your Fixed Account Value and/or Variable Account Value and we will effect them automatically; a Market Value Adjustment may be applicable upon withdrawal. Under the Interest Out Program, we will automatically pay to you, or reinvest, interest credited for all Guarantee Periods you have chosen. The withdrawals under these programs are subject to surrender charges. They may also be included in income and subject to a 10% federal tax penalty, as well as all charges and any Market Value Adjustment applicable upon withdrawal. You should consult your tax adviser before choosing these options.

      You may change or stop either program at any time, by written notice to us.

      PORTFOLIO REBALANCING PROGRAM

      Under the Portfolio Rebalancing Program, we transfer funds among the Sub-Accounts to maintain the percentage allocation you have selected among these Sub-Accounts. At your election, we will make these transfers on a quarterly, semi-annual or annual basis.

      Portfolio Rebalancing does not permit transfers to or from any Guarantee Period.

      PRINCIPAL RETURNS PROGRAM

      Under the Principal Returns program, we divide your Purchase Payment between the Fixed Account and the Variable Account. For the Fixed Account portion, you choose a Guarantee Period from among those we offer, and we allocate to that Guarantee Period the portion of your Purchase Payment necessary so that at the end of the Guarantee Period, your Fixed Account allocation, including interest, will equal the entire amount of your original Purchase Payment. The remainder of the original Purchase Payment will be invested in Sub-Accounts of your choice. At the end of the Guarantee Period, you will be guaranteed the amount of your Purchase Payment (assuming no withdrawals), plus you will have the benefit, if any, of the investment performance of the Sub-Accounts you have chosen.

           WITHDRAWALS, WITHDRAWAL CHARGE AND MARKET VALUE ADJUSTMENT

CASH WITHDRAWALS

      REQUESTING A WITHDRAWAL

      At any time during the Accumulation Phase you may withdraw in cash all or any portion of your Account Value. To make a withdrawal, you must send us a written request at our Service Address. Your request must specify whether you want to withdraw the entire amount of your Account or, if less, the amount you wish to receive.

      All withdrawals may be subject to a withdrawal charge (see "Withdrawal Charge" below) and withdrawals from your Fixed Account Value also may be subject to a Market Value Adjustment (see "Market Value Adjustment" below). Upon request we will notify you of the amount we would pay in the event of a full or partial withdrawal. Withdrawals also may have adverse income tax consequences, including a 10% penalty tax (see "Tax Considerations"). You should carefully consider these tax consequences before requesting a cash withdrawal.

      FULL WITHDRAWALS

      If you request a full withdrawal, we calculate the amount we will pay you as follows. We start with the total value of your Account at the end of the Valuation Period during which we receive your withdrawal request; we deduct the Account Fee for the Contract Year in which the withdrawal is made; we add or subtract the amount of any Market Value Adjustment applicable to your Fixed Account Value; and finally, we deduct any applicable withdrawal charge.

      A full withdrawal results in the surrender of your Contract, and cancellation of all rights and privileges under your Contract.

      PARTIAL WITHDRAWALS

      If you request a partial withdrawal, we will pay you the actual amount specified in your request and then reduce the value of your Account by deducting the amount paid, adding or deducting any Market Value Adjustment applicable to amounts withdrawn from the Fixed Account, and deducting any applicable withdrawal charge.

      You may specify the amount you want withdrawn from each Sub-Account and/or Guarantee Amount to which your Account is allocated. If you do not so specify, we will deduct the total amount you request pro rata, based on your allocations at the end of the Valuation Period during which we receive your request.

      If you request a partial withdrawal that would result in your Account Value being reduced to an amount less than the Account Fee for the Contract Year in which you make the withdrawal, we will treat it as a request for a full withdrawal.

      TIME OF PAYMENT

      We will pay you the applicable amount of any full or partial withdrawal within 7 days after we receive your withdrawal request, except in cases where we are permitted to defer payment under the Investment Company Act of 1940 and New York insurance law. Currently, we may defer payment of amounts you withdraw from the Variable Account only for the following periods:

      - When the New York Stock Exchange is closed (except weekends and holidays) or when trading on the New York Stock Exchange is restricted;

      - When it is not reasonably practical to dispose of securities held by the Funds or to determine the value of the net assets of the Funds, because an emergency exists; and

      - When an SEC order permits us to defer payment for the protection of Owners.

      We also may defer payment of amounts you withdraw from the Fixed Account for up to 6 months from the date we receive your withdrawal request. We do not pay interest on the amount of any payments we defer.

      WITHDRAWAL RESTRICTIONS FOR QUALIFIED PLANS

      If your Contract is a Qualified Contract, you should carefully check the terms of your retirement plan for limitations and restrictions on cash withdrawals.

      Special restrictions apply to withdrawals from Contracts used for Section 403(b) annuities (see "Tax Considerations -- Tax-Sheltered Annuities").

      When you make a withdrawal, we consider the oldest Purchase Payment that you have not already withdrawn to be withdrawn first, then the second oldest Purchase Payments, and so forth. Once all Purchase Payments are withdrawn, the balance withdrawn is considered to be accumulated value.

WITHDRAWAL CHARGE

      We do not deduct any sales charge from your Purchase Payments when they are made. However, we may impose a withdrawal charge (known as a "contingent deferred sales charge") on certain amounts you withdraw. We impose this charge to defray some of our expenses related to the sale of the Contracts, such as commissions we pay to agents, the cost of sales literature, and other promotional costs and transaction expenses.

      The withdrawal charge will never be greater than 6% of the aggregate amount of Purchase Payments you make under the Contract.

      FREE WITHDRAWAL AMOUNT

      In each Contract Year, you may withdraw a portion of your Account Value -- which we will call the "free withdrawal amount" -- before incurring the withdrawal charge. For any year, the free withdrawal amount is equal to (1) 10% of the amount of all Purchase Payments you have made during the last 7 Contract Years, including the current Contract Year (the "Annual Withdrawal Allowance"), plus (2) the amount of all Purchase Payments made before the last 7 Contract Years that you have not previously withdrawn. Any portion of the Annual Withdrawal Allowance that you do not use in a Contract Year is cumulative; that is, it is carried forward and available for use in future years.

      For convenience, we refer to Purchase Payments made during the last 7 Contract Years (including the current Contract Year) as "New Payments," and all Purchase Payments made before the last 7 Contract Years as "Old Payments."

      For example, assume you wish to make a withdrawal from your Contract in Contract Year 10. You made an initial Purchase Payment of $10,000 in Contract Year 1, you made one additional Purchase Payment of $8,000 in Contract Year 8, and you have made no previous withdrawals. Your Account Value in Contract Year 10 is $35,000. The free withdrawal amount for Contract Year 10 is $19,400, calculated as follows:

      - $800, which is the Annual Withdrawal Allowance for Contract Year 10 (10% of the $8,000 Purchase Payment made in Contract Year 8, the only New Payment); plus

      - $8,600, which is the total of the unused Annual Withdrawal Allowances of $1,000 for each of Contract Years 1 through 7 and $800 for each of Contract Years 8 and 9 that are carried forward and available for use in Contract Year 10; plus

      - $10,000, which is the amount of all Old Payments that you have not previously withdrawn.

      WITHDRAWAL CHARGE ON PURCHASE PAYMENTS

      If you withdraw more than the free withdrawal amount in any Contract Year, we consider the excess amount to be withdrawn first from New Payments that you have not previously withdrawn. We impose the withdrawal charge on the amount of these New Payments. Thus, the maximum amount on which we will impose the withdrawal charge in any year will never be more than the total of all New Payments that you have not previously withdrawn.

      The amount of your withdrawal, if any, that exceeds the total of the free withdrawal amount plus the aggregate amount of all New Payments not previously withdrawn, is not subject to the withdrawal charge.

      ORDER OF WITHDRAWAL

      New Payments are withdrawn on a first-in first-out basis until all New Payments have been withdrawn. For example, assume the same facts as in the example above. In Contract Year 10 you wish to withdraw $25,000. We attribute the withdrawal first to the free withdrawal amount of $19,400, which is not subject to the withdrawal charge. The remaining $5,600 is withdrawn from the Purchase Payment made in Contract Year 8 (the only New Payment) and is subject to the withdrawal charge. The $2,400 balance of the Contract Year 8 Purchase Payment will remain in your Account. If you make a subsequent $5,000 withdrawal in Contract Year 10, $2,400 of that amount will be withdrawn from the remainder of the Contract Year 8 Purchase Payment and will be subject to the withdrawal charge. The other $2,600 of your withdrawal (which exceeds the amount of all New Payments not previously withdrawn) will not be subject to the withdrawal charge.

      CALCULATION OF WITHDRAWAL CHARGE

      We calculate the amount of the withdrawal charge by multiplying the Purchase Payments you withdraw by a percentage. The percentage varies according to the number of Contract Years the Purchase Payment has been held in your Account, including the year in which you made the Payment, but not the year in which you withdraw it. Each Payment begins a new 7-year period and moves down a declining surrender charge scale at each Contract Anniversary. Payments received during the first Contract Year will be charged 6% if withdrawn. On your next scheduled Contract Anniversary, that Payment, along with any other Payments made during that Contract Year, will be considered to be in their second Contract Year and will have a 5% withdrawal charge. On the next Contract Anniversary, these Payments will move into their third Contract Year and will have a withdrawal charge of 5%, if withdrawn. The withdrawal charge decreases according the the number of Contract Years the Purchase Payment has been in your Account. The declining scale is as follows:

  NUMBER OF
CONTRACT YEARS
 PAYMENT HAS
   BEEN IN       WITHDRAWAL
 YOUR ACCOUNT      CHARGE
--------------   ----------
 0-1                 6%
 2-3                 5%
 4-5                 4%
 6                   3%
 7 or more           0%

      For example, again using the same facts as in the example above, the percentage applicable to the withdrawals in Account Year 10 of Purchase Payments made in Contract Year 8 would be 5%, because the number of Contract Years the Purchase Payments have been held in your Account would be 2.

      For additional examples of how we calculate withdrawal charges, see Appendix B.

      TYPES OF WITHDRAWALS NOT SUBJECT TO WITHDRAWAL CHARGE

      We do not impose a withdrawal charge on withdrawals from the Accounts of
(a) our employees, (b) employees of our affiliates, or (c) licensed insurance agents who sell the Contracts. We also may waive withdrawal charges with respect to Purchase Payments derived from the surrender of other annuity contracts we issue.

      We do not impose the withdrawal charge on amounts you apply to provide an annuity, amounts we pay as a death benefit, or amounts you transfer among the Sub-Accounts, between the Sub-Accounts and the Fixed Account, or within the Fixed Account.

MARKET VALUE ADJUSTMENT

      We will apply a Market Value Adjustment if you withdraw or transfer amounts from your Fixed Account Value more than 30 days before the end of the applicable Guarantee Period. For this purpose, using Fixed Account Value to provide an annuity and distributions made on the death of the Owner are considered withdrawals, and the Market Value Adjustment will apply. However, we will not apply the Market Value Adjustment to automatic transfers to a Sub-Account from a Guarantee Period as part of our dollar-cost averaging program.

      We apply the Market Value Adjustment separately to each Guarantee Amount in the Fixed Account, that is, to each separate allocation you have made to a Guarantee Period together with interest credited on that allocation. However, we do not apply the adjustment to the amount of interest credited during your current Contract Year. Any withdrawal from a Guarantee Amount is attributed first to such interest.

      A Market Value Adjustment may decrease, increase or have no effect on your Account Value. This will depend on changes in interest rates since you made your allocation to the Guarantee Period and the length of time remaining in the Guarantee Period. In general, if the Guaranteed Interest Rate we currently declare for Guarantee Periods equal to the balance of your Guarantee Period (or your entire Guarantee Period for Guarantee Periods of less than one year) is higher than your Guaranteed Interest Rate, the Market Value Adjustment is likely to decrease your Account Value. If our current Guaranteed Interest Rate is lower, the Market Value Adjustment is likely to increase your Account Value.

      We determine the amount of the Market Value Adjustment by multiplying the amount that is subject to the adjustment by the following formula:

                  N/12
    1 + I
  ( --------  )             -1
    1 + J

where:

      I is the Guaranteed Interest Rate applicable to the Guarantee Amount from which you withdraw, transfer or annuitize;

      J is the Guaranteed Interest Rate we declare at the time of your withdrawal, transfer or annuitization for Guarantee Periods equal to the length of time remaining in the Guarantee Period applicable to your Guarantee Amount, rounded to the next higher number of complete years, for Guarantee Periods of one year or more. For any Guarantee Periods of less than one year, J is the Guaranteed Interest Rate we declare at the time of your withdrawal, transfer or annuitization for a Guarantee Period of the same length as your Guarantee Period. If, at that time, we do not offer the applicable Guarantee Period we will use an interest rate determined by straight-line interpolation of the Guaranteed Interest Rates for the Guarantee Periods we do offer; and

      N is the number of complete months remaining in your Guarantee Period.

      We will apply the Market Value Adjustment to the amount being withdrawn after deduction of any Account Fee, if applicable, but before we impose any withdrawal charge on the amount withdrawn.

      For examples of how we calculate the Market Value Adjustment, see Appendix B.

                                CONTRACT CHARGES

ACCOUNT FEE

      During the Accumulation Phase of your Contract, we will deduct from your Account an annual Account Fee of $30 to help cover the administrative expenses we incur related to the issuance of Contracts and the maintenance of Accounts. We deduct the Account Fee on each Contract Anniversary. The annual Account Fee will never exceed $30. We deduct the Account Fee pro rata from each Sub-Account and each Guarantee Period, based on the allocation of your Account Value on your Contract Anniversary.

      We will not charge you the Account Fee if:

      (1) your Account has been allocated only to the Fixed Account during the applicable Contract Year; or

      (2)  your Account Value is more than $75,000 on your Contract Anniversary.

      If you make a full withdrawal of your Account, we will deduct the full amount of the Account Fee at the time of the withdrawal. In addition, on the Annuity Commencement Date we will deduct a pro rata portion of the Account Fee to reflect the time elapsed between the last Contract Anniversary and the day before the Annuity Commencement Date.

      After the Annuity Commencement Date, we will deduct an annual Account Fee of $30 in the aggregate in equal amounts from each Variable Annuity payment we make during the year. We do not deduct any Account Fee from Fixed Annuity payments.

ADMINISTRATIVE EXPENSE CHARGE

      We deduct an administrative expense charge from the assets of the Variable Account at an annual effective rate equal to 0.15% during both the Accumulation Phase and the Income Phase. This charge is designed to reimburse us for expenses we incur in administering the Contracts, the Accounts and the Variable Account that are not covered by the annual Account Fee.

MORTALITY AND EXPENSE RISK CHARGE

      During both the Accumulation Phase and the Income Phase, we deduct a mortality and expense risk charge from the assets of the Variable Account at an effective annual rate equal to 1.25%. The mortality risk we assume arises from our contractual obligation to continue to make annuity payments to each Annuitant, regardless of how long the Annuitant lives and regardless of how long all Annuitants as a group live. This obligation assures each Annuitant that neither the longevity of fellow Annuitants nor an improvement in life expectancy generally will have an adverse effect on the amount of any annuity payment received under the Contract. The mortality risk also arises from our contractual obligation to pay a death benefit upon the death of the Annuitant prior to the Annuity Commencement Date. The expense risk we assume is the risk that the annual Account Fee and the administrative expense charge we assess under the Contracts may be insufficient to cover the actual total administrative expenses we incur. If the amount of the charge is insufficient to cover the mortality and expense risks, we will bear the loss. If the amount of the charge is more than sufficient to cover the risks, we will make a profit on the charge. We may use this profit for any proper corporate purpose, including the payment of marketing and distribution expenses for the Contracts.

PREMIUM TAXES

      In New York there currently is no premium tax. However, if an Owner or Payee is not a New York State resident, a premium tax may be imposed, depending on where the Owner or Payee resides. We believe that the amounts of such premium taxes currently range from 0% to 3.5%. You should consult a tax adviser to find out if your state imposes a premium tax and the amount of any tax.

      In order to reimburse us for the premium tax we may pay on Purchase Payments, our policy is to deduct the amount of such taxes from the amount you apply to provide an annuity at the time of annuitization. However, we reserve the right to deduct the amount of any applicable tax from your Account at any time, including at the time you make a Purchase Payment or make a full or partial withdrawal. We do not make any profit on the deductions we make to reimburse premium taxes.

FUND EXPENSES

      There are fees and charges deducted from each Fund. These fees and expenses are described in the Fund's prospectus and related Statement of Additional Information.

                                 DEATH BENEFIT

      If the Annuitant dies during the Accumulation Phase, we will pay a death benefit to your Beneficiary, using the payment method elected (a single cash payment or one of our Annuity Options). If the Beneficiary is not living on the date of death of the Annuitant, we will pay the death benefit in one sum to you or, if you were the Annuitant, to your estate. We do not pay a death benefit if the Annuitant dies during the Income Phase. However, the Beneficiary will receive any payments provided under an Annuity Option that is in effect. If your Contract names more than one Annuitant, we will pay the death benefit after the death of the last surviving of the Annuitants.

      If your spouse is your Beneficiary, upon your death (if you are the Annuitant) your spouse may elect to continue the Contract as the Owner, rather than receive the death benefit. In that case, the death benefit provisions of the Contract will not apply until the death of your spouse. See "Other Contract Provisions -- Death of Owner."

AMOUNT OF DEATH BENEFIT

      To calculate the amount of the death benefit, we use a "Death Benefit Date." The Death Benefit Date is the date we receive proof of the Annuitant's death in an acceptable form ("Due Proof of Death") if you have elected a death benefit payment method before the death of the Annuitant and it remains effective. Otherwise, the Death Benefit Date is the later of the date we receive Due Proof of Death or the date we receive either the Beneficiary's election of payment method, or if you were the Annuitant and the Beneficiary is your spouse, the Beneficiary's election to continue the Contract. If we do not receive the Beneficiary's election within 60 days after we receive Due Proof of Death, the Death Benefit Date will be the last day of the 60 day period.

      The amount of the death benefit is determined as of the Death Benefit
Date.

      The death benefit will be the greatest of the following amounts:

      1. Your Account Value for the Valuation Period during which the Death Benefit Date occurs;

      2.  Your total Purchase Payments minus the sum of partial withdrawals;

      3. Your Account Value on the Seven-Year Anniversary immediately before the Death Benefit Date, adjusted for subsequent Purchase Payments and partial withdrawals and charges made between the Seven-Year Anniversary and the Death Benefit Date;

      4. The amount we would pay if you had surrendered your entire Account on the Death Benefit Date; and

      5. Your highest Account Value on any Contract Anniversary before the Annuitant's 81st birthday, adjusted for partial withdrawals and charges made between that Contract Anniversary and the Death Benefit Date.

      If the death benefit we pay is amount (2), (3), (4), or (5) above, your Account Value will be increased by the excess, if any, of that amount over amount (1). Any such increase will be allocated to the Sub-Accounts in proportion to your Account Value in those Sub-Accounts on the Death Benefit Date. Also, any portion of this new Account Value attributed to the Fixed Account will be transferred to the Sun Capital Money Market Sub-Account (without the application of a Market Value Adjustment). The Beneficiary may then transfer to the Fixed Account and begin a new Guarantee Period.

METHOD OF PAYING DEATH BENEFIT

      The death benefit may be paid in a single cash payment or as an annuity (either fixed, variable or a combination), under one or more of our Annuity Options. We describe the Annuity Options in this Prospectus under "The Income Phase -- Annuity Provisions."

      During the Accumulation Phase, you may elect the method of payment for the death benefit. If no such election is in effect on the date of the Annuitant's death, the Beneficiary may elect either a single cash payment or an annuity. If you were the Annuitant and the Beneficiary is your spouse, the

Beneficiary may elect to continue the Contract. These elections are made by sending us at our Service Address, a completed election form, which we will provide. If we do not receive the Beneficiary's election within 60 days after we receive Due Proof of Death, we will pay the death benefit in a single cash payment.

      If we pay the death benefit in the form of an Annuity Option, the Beneficiary becomes the Annuitant/Payee under the terms of that Annuity Option.

      Neither you nor the Beneficiary may exercise rights that would adversely affect the treatment of the Contract as an annuity contract under the Internal Revenue Code. (See "Other Contract Provisions -- Death of Owner.")

SELECTION AND CHANGE OF BENEFICIARY

      You select your Beneficiary in your Application. You may change your Beneficiary at any time by sending us written notice on our required form, unless you previously made an irrevocable Beneficiary designation. A new Beneficiary designation is not effective until we record the change.

PAYMENT OF DEATH BENEFIT

      Payment of the death benefit in cash will be made within 7 days of the Death Benefit Date, except if we are permitted to defer payment in accordance with the Investment Company Act of 1940. If an Annuity Option is elected, the Annuity Commencement Date will be the first day of the second calendar month following the Death Benefit Date, and your Account will remain in effect until the Annuity Commencement Date.

DUE PROOF OF DEATH

      We accept any of the following as proof of any person's death:

      -  An original certified copy of an official death certificate;

      - An original certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

      -  Any other proof we find satisfactory.

                     THE INCOME PHASE -- ANNUITY PROVISIONS

      During the Income Phase, we make regular monthly annuity payments to the Annuitant.

      The Income Phase of your Contract begins with the Annuity Commencement Date. On that date, we apply your Account Value, adjusted as described below, under the Annuity Option(s) you have selected, and we make the first payment.

      Once the Income Phase begins, no lump sum settlement option or cash withdrawals are permitted, except pursuant to Annuity Option D, Monthly Payments for a Specified Period Certain, as described below under the heading "Annuity Options," and you cannot change the Annuity Option(s) selected. You may request a full withdrawal before the Annuity Commencement Date, which will be subject to all charges applicable on withdrawals. See "Withdrawals, Withdrawal Charge and Market Value Adjustment."

SELECTION OF THE ANNUITANT OR CO-ANNUITANT

      You select the Annuitant in your Application. The Annuitant is the person who receives annuity payments during the Income Phase and on whose life these payments are based. In your Contract, the Annuity Options refer to the Annuitant as the "Payee."

      In a Non-Qualified Contract, if you name someone other than yourself as Annuitant, you may also select a Co-Annuitant, who will become the new Annuitant if the original Annuitant dies before the Income Phase. If you have named both an Annuitant and a Co-Annuitant, you may designate one of them to become the sole Annuitant as of the Annuity Commencement Date, if both are living at that time.

      When an Annuity Option has been selected as the method of paying the death benefit, the Beneficiary is the Payee of the annuity payments.

SELECTION OF THE ANNUITY COMMENCEMENT DATE

      You select the Annuity Commencement Date in your Application. The following restrictions apply to the date you may select:

      - The earliest possible Annuity Commencement Date is the first day of the second month following your Contract Date.


      - The latest possible Annuity Commencement Date is the first day of the month following the Annuitant's 90th birthday. If there is a Co-Annuitant, the 90th birthday of the younger of the Annuitant and Co-Annuitant.


      -  The Annuity Commencement Date must always be the first day of a month.

      You may change the Annuity Commencement Date from time to time by sending us written notice, with the following additional limitations:

      - We must receive your notice at least 30 days before the current Annuity Commencement Date.

      - The new Annuity Commencement Date must be at least 30 days after we receive the notice.

      There may be other restrictions on your selection of the Annuity Commencement Date imposed by your retirement plan or applicable law. In most situations, current law requires that for a Qualified Contract certain minimum distributions must commence no later than April 1 following the year the Annuitant reaches age 70 1/2 (or, for Qualified Contracts other than IRAs, no later than April 1 following the year the Annuitant retires, if later than the year the Annuitant reaches age 70 1/2).

ANNUITY OPTIONS

      We offer the following Annuity Options for payments during the Income Phase. Each Annuity Option may be selected for either a Variable Annuity, a Fixed Annuity, or a combination of both, except that Annuity Option E is available only for a Fixed Annuity. We may also agree to other settlement options, at our discretion.

      ANNUITY OPTION A -- LIFE ANNUITY

      We provide monthly payments during the lifetime of the Annuitant. Annuity payments stop when the Annuitant dies. There is no provision for continuation of any payments to a Beneficiary.

      ANNUITY OPTION B -- LIFE ANNUITY WITH 60, 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN

      We make monthly payments during the lifetime of the Annuitant. In addition, we guarantee that the Beneficiary will receive monthly payments for the remainder of the period certain, if the Annuitant dies during that period. The election of a longer period results in smaller monthly payments. If no Beneficiary is designated, we pay the discounted value of the remaining payments in one sum to the Annuitant's estate. The Beneficiary may also elect to receive the discounted value of the remaining payments in one sum. The discount rate for a Variable Annuity will be the assumed interest rate in effect; the discount rate for a Fixed Annuity will be based on the interest rate we used to determine the amount of each payment.

      ANNUITY OPTION C -- JOINT AND SURVIVOR ANNUITY

      We make monthly payments during the lifetime of the Annuitant and another person you designate and during the lifetime of the survivor of the two. We stop making payments when the last survivor dies. There is no provision for continuance of any payments to a Beneficiary.

      ANNUITY OPTION D -- MONTHLY PAYMENTS FOR A SPECIFIED PERIOD CERTAIN

      We make monthly payments for a specified period of time from 5 to 30 years, as you elect. If payments under this option are paid on a Variable Annuity basis, the Annuitant may elect to receive some or all of the discounted value of the remaining payments, less any applicable withdrawal charge; the discount rate for this purpose will be the assumed interest rate in effect. If the Annuitant dies during the period selected, the remaining income payments are made as described under Annuity Option B. The election of this Annuity Option may result in the imposition of a penalty tax.

      ANNUITY OPTION E -- FIXED PAYMENTS

      We hold the portion of your Adjusted Account Value selected for this option at interest, and make fixed payments in such amounts and at such times (over a period of at least 5 years) as you and we may agree. We continue making payments until the amount we hold is exhausted. The final payment will be for the remaining balance and may be less than the previous installments. We will credit interest yearly on the amount remaining unpaid at a rate we determine from time to time, but never less than 3% per year (or a higher rate if specified in your Contract), compounded annually. We may change the rate at any time, but will not reduce it more frequently than once each calendar year. If the Annuitant dies before all payments have been made, the Beneficiary may elect to receive the remaining payments or the unpaid balance in one lump sum. The election of this Annuity Option may result in the imposition of a penalty tax.

SELECTION OF ANNUITY OPTION

      You select one or more of the Annuity Options, which you may change from time to time during the Accumulation Phase, as long as we receive your selection or change in writing at least 30 days before the Annuity Commencement Date. If we have not received your written selection on the 30th day before the Annuity Commencement Date, you will receive Annuity Option B, for a life annuity with 120 monthly payments certain. If there is more than one Annuitant living on the Annuity Commencement Date because you have named a Co-Annuitant, we will provide Annuity Option C with a 50% survivor benefit and the Co-Annuitant as the designated second person.

      You may specify the proportion of your Adjusted Account Value you wish to provide a Variable Annuity or a Fixed Annuity. Under a Variable Annuity, the dollar amount of payments will vary, while under a Fixed Annuity, the dollar amount of payments will remain the same. If you do not specify a Variable Annuity or a Fixed Annuity, your Adjusted Account Value will be divided between Variable Annuities and Fixed Annuities in the same proportions as your Account Value was divided between the Variable and Fixed Accounts on the Annuity Commencement Date. You may allocate your Adjusted Account Value applied to a Variable Annuity among the Sub-Accounts, or we will use your existing allocations.

      There may be additional limitations on the options you may elect under your particular retirement plan or applicable law.

      REMEMBER THAT THE ANNUITY OPTIONS MAY NOT BE CHANGED ONCE ANNUITY PAYMENTS BEGIN.

AMOUNT OF ANNUITY PAYMENTS

      ADJUSTED ACCOUNT VALUE

      The Adjusted Account Value is the amount we apply to provide a Variable Annuity and/or a Fixed Annuity. We calculate Adjusted Account Value by taking your Account Value on the Business Day just before the Annuity Commencement Date and making the following adjustments:

      - We deduct a proportional amount of the Account Fee, based on the fraction of the current Contract Year that has elapsed.

      - If applicable, we apply the Market Value Adjustment to your Account Value in the Fixed Account, which may result in a deduction, an addition, or no change.

      - We deduct any applicable premium tax or similar tax if not previously deducted.

      VARIABLE ANNUITY PAYMENTS

      Variable Annuity payments may vary each month. We determine the dollar amount of the first payment using the portion of your Adjusted Account Value applied to a Variable Annuity and the Annuity Payment Rates in your Contract, which are based on an assumed interest rate of 3% per year, compounded annually. See "Annuity Payment Rates."

      To calculate the remaining payments, we convert the amount of the first payment into Annuity Units for each Sub-Account; we determine the number of those Annuity Units by dividing the portion of the first payment attributable to the Sub-Account by the Annuity Unit Value of that Sub-Account for the Valuation Period ending just before the Annuity Commencement Date. This number of Annuity Units for each Sub-Account will remain constant (unless the Annuitant requests an exchange of Annuity Units). However, the dollar amount of the next Variable Annuity payment -- which is the sum of the number of Annuity Units for each Sub-Account times its Annuity Unit Value for the Valuation Period ending just before the date of the payment -- will increase, decrease, or remain the same, depending on the net investment return of the Sub-Accounts.

      If the net investment return of the Sub-Accounts selected is the same as the assumed interest rate of 3%, compounded annually, the payments will remain level. If the net investment return exceeds the assumed interest rate, payments will increase and, conversely, if it is less than the assumed interest rate, payments will decrease.

      Please refer to the Statement of Additional Information for more information about calculating Variable Annuity Units and Variable Annuity payments, including examples of these calculations.

      FIXED ANNUITY PAYMENTS

      Fixed Annuity payments are the same each month. We determine the dollar amount of each Fixed Annuity payment using the fixed portion of your Adjusted Account Value and the applicable Annuity Payment Rates. These will be either
(1) the rates in your Contract, which are based on a minimum guaranteed interest rate of 3% per year, compounded annually, or (2) new rates we have published and are using on the Annuity Commencement Date, if they are more favorable. See "Annuity Payment Rates."

      MINIMUM PAYMENTS

      If your Adjusted Account Value is less than $2,000, or the first annuity payment for any Annuity Option is less than $20, we will pay the Adjusted Account Value to the Annuitant in one payment.

EXCHANGE OF VARIABLE ANNUITY UNITS

      During the Income Phase, the Annuitant may exchange Annuity Units from one Sub-Account to another, up to 12 times each Contract Year. To make an exchange, the Annuitant sends us, at our Service Address, a written request stating the number of Annuity Units in the Sub-Account he or she wishes to exchange and the new Sub-Account for which Annuity Units are requested. The number of new Annuity Units will be calculated so the dollar amount of an annuity payment on the date of the exchange would not be affected. To calculate this number, we use Annuity Unit values for the Valuation Period during which we receive the exchange request.

      Before exchanging Annuity Units from one Sub-Account to another, the Annuitant should carefully review the relevant Fund prospectuses for the investment objectives and risk disclosure of the Funds in which the Sub-Accounts are invested.

      During the Income Phase, we permit only exchanges among Sub-Accounts. No exchanges to or from a Fixed Annuity are permitted.

ACCOUNT FEE

      During the Income Phase, we deduct the annual Account Fee of $30 in equal amounts from each Variable Annuity payment. We do not deduct the Account Fee from Fixed Annuity payments.

ANNUITY PAYMENT RATES

      The Contracts contain Annuity Payment Rates for each Annuity Option described in this Prospectus. The rates show, for each $1,000 applied, the dollar amount of: (a) the first monthly Variable Annuity payment based on the assumed interest rate specified in the applicable Contract (at least 3% per year, compounded annually); and (b) the monthly Fixed Annuity payment, when this payment is based on the minimum guaranteed interest rate specified in the Contract (at least 3% per year, compounded annually).

      The Annuity Payment Rates may vary according to the Annuity Option(s) elected and the adjusted age of the Annuitant. The Contracts also describe the method of determining the adjusted age of the Annuitant. The mortality table used in determining the Annuity Payment Rates for Annuity Options A, B and C is the 1983 Individual Annuitant Mortality Table.

ANNUITY OPTIONS AS METHOD OF PAYMENT FOR DEATH BENEFIT

      You or your Beneficiary may also select one or more Annuity Options to be used in the event of the Annuitant's death before the Income Phase, as described under the "Death Benefit" section of this Prospectus. In that case, your Beneficiary will be the Annuitant. The Annuity Commencement Date will be the first day of the second month beginning after the Death Benefit Date.

                           OTHER CONTRACT PROVISIONS

EXERCISE OF CONTRACT RIGHTS

      A Contract belongs to the individual to whom the Contract is issued. All Contract rights and privileges can be exercised by the Owner without the consent of the Beneficiary (other than an irrevocably designated Beneficiary) or any other person. Such rights and privileges may be exercised only during the lifetime of the Annuitant before the Annuity Commencement Date, except as the Contract otherwise provides.

      The Annuitant becomes the Payee on and after the Annuity Commencement Date. The Beneficiary becomes the Payee on the death of the Annuitant. Such Payee may thereafter exercise such rights and privileges, if any, of ownership which continue.

CHANGE OF OWNERSHIP

      Ownership of a Qualified Contract may not be transferred except to:
(1) the Annuitant; (2) a trustee or successor trustee of a pension or profit sharing trust which is qualified under Section 401 of the Internal Revenue Code;
(3) the employer of the Annuitant, provided that the Qualified Contract after transfer is maintained under the terms of a retirement plan qualified under
Section 403(a) of the Internal Revenue Code for the benefit of the Annuitant;
(4) the trustee or custodian of an individual retirement account plan qualified under Section 408 of the Internal Revenue Code for the benefit of the Owner; or
(5) as otherwise permitted from time to time by laws and regulations governing the retirement or deferred compensation plans for which a Qualified Contract may be issued. Subject to the foregoing, a Qualified Contract may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than the Company.

      The Owner of a Non-Qualified Contract may change the ownership of the Contract during the lifetime of the Annuitant and prior to the Annuity Commencement Date. A change of ownership will not be binding on us until we receive written notification. When we receive such notification, the change will be effective as of the date on which the request for change was signed by the Owner, but the change will be without prejudice to us on account of any payment we make or any action we take before receiving the change. If you change the Owner of a Non-Qualified Contract, you will become immediately liable for the payment of taxes on any gain realized under the Contract prior to the change of ownership, including possible liability for a 10% federal excise tax.

DEATH OF OWNER

      If your Contract is a Non-Qualified Contract and you die prior to the Annuitant and before the Annuity Commencement Date, special distribution rules apply. In that case, the death benefit amount (as determined under "Amount of Death Benefit" in this Prospectus using the date we receive Due Proof of your Death as the Death Benefit Date), must be distributed to your "designated beneficiary," within the meaning of Section 72(s) of the Internal Revenue Code, either (1) as a lump sum within 5 years after your death or (2) if in the form of an annuity, over a period not greater than the life or expected life of the designated beneficiary, with payments beginning no later than one year after your death.

      The person you have named a Beneficiary under your Contract, if any, will be the "designated beneficiary." If the named Beneficiary is not living, the Annuitant automatically becomes the designated beneficiary.

      If the designated beneficiary is your surviving spouse, your spouse may continue the Contract in his or her own name as Owner. To make this election, your spouse must give us written notification within 60 days after we receive Due Proof of Death. The special distribution rules will then apply on the death of your spouse.

      If you were the Annuitant as well as the Owner, your surviving spouse (if the designated beneficiary) may elect to be named as both Owner and Annuitant and continue the Contract; in that case, we will not pay a death benefit and the Account Value will not be increased to reflect the death benefit calculation. The special distribution rules will then apply on the death of your spouse. If your spouse does not make that election, the death benefit provisions of the Contract will apply, subject to the condition that any annuity option elected complies with the special distribution requirements described above. In all other cases where you are the Annuitant, the death benefit provisions of the Contract control.

      If you are the Annuitant and you die during the Income Phase, the remaining value of the Annuity Option in place must be distributed at least as rapidly as the method of distribution under the option.

      If the Owner is not a natural person, these distribution rules apply on a change in, or the death of, any Annuitant or Co-Annuitant.

      Payments made in contravention of these special rules would adversely affect the treatment of the Contracts as annuity contracts under the Internal Revenue Code. Neither you nor the Beneficiary may exercise rights that would have that effect.

      If yours is a Qualified Contract, any distributions upon your death will be subject to the laws and regulations governing the particular retirement or deferred compensation plan in connection with which the Qualified Contract was issued.

VOTING OF FUND SHARES

      We will vote Fund shares held by the Sub-Accounts at meetings of shareholders of the Funds or in connection with similar solicitations, but will follow voting instructions received from persons having the right to give voting instructions. During the Accumulation Phase, you will have the right to give voting instructions. During the Income Phase, the Payee -- that is the Annuitant or Beneficiary entitled to receive benefits -- is the person having such voting rights. We will vote any shares attributable to us and Fund shares for which no timely voting instructions are received in the same proportion as the shares for which we receive instructions from Owners and Payees, as applicable.

      Neither the Variable Account nor the Company is under any duty to provide information concerning the voting instruction rights of persons who may have such rights under plans, other than rights afforded by the Investment Company Act of 1940, or any duty to inquire as to the instructions received or the authority of Owners or others, as applicable, to instruct the voting of Fund shares. Except as the Variable Account or the Company has actual knowledge to the contrary, the instructions given by Owners and Payees will be valid as they affect the Variable Account, the Company and any others having voting instruction rights with respect to the Variable Account.

      All Fund proxy material, together with an appropriate form to be used to give voting instructions, will be provided to each person having the right to give voting instructions at least 10 days prior to each meeting of the shareholders of the Funds. We will determine the number of Fund shares as to which each such person is entitled to give instructions as of the record date set by the Funds for such meeting, which is expected to be not more than 90 days prior to each such meeting. Prior to the Annuity Commencement Date, the number of Fund shares as to which voting instructions may be given to the Company is determined by dividing the value of all of the Variable Accumulation Units of the particular Sub-Account credited to the Owner Account by the net asset value of one Fund share as of the same date. On or after the Annuity Commencement Date, the number of Fund shares as to which such instructions may be given by a Payee is determined by dividing the reserve held by the Company in the Sub-Account with respect to the particular Payee by the net asset value of a Fund share as of the same date. After the Annuity Commencement Date, the number of Fund shares as to which a Payee is entitled to give voting instructions will generally decrease due to the decrease in the reserve.

PERIODIC REPORTS

      During the Accumulation Period we will send you at least once during each Contract Year, a statement showing the number, type and value of Accumulation Units credited to your Account and the Fixed Accumulation Value of your Account, which statement shall be accurate as of a date not more than 2 months previous to the date of mailing. These periodic statements contain important information concerning your transactions with respect to a Contract. It is your obligation to review each such statement carefully and to report to us, at the address or telephone number provided on the statement, any errors or discrepancies in the information presented therein within 60 days of the date of such statement. Unless we receive notice of any such error or discrepancy from you within such period, we may not be responsible for correcting the error or discrepancy.

      In addition, every person having voting rights will receive such reports or prospectuses concerning the Variable Account and the Funds as may be required by the Investment Company Act of 1940 and the Securities Act of 1933. We will also send such statements reflecting transactions in your Account as may be required by applicable laws, rules and regulations.

      Upon request, we will provide you with information regarding fixed and variable accumulation values.

SUBSTITUTION OF SECURITIES

      Shares of any or all Funds may not always be available for investment under the Contract. We may add or delete Funds or other investment companies as variable investment options under the Contracts. We may also substitute for the shares held in any Sub-Account shares of another Fund or shares of another registered open-end investment company or unit investment trust, provided that the substitution has been approved, if required, by the SEC and the Superintendent of Insurance of the State of New York. In the event of any substitution pursuant to this provision, we may make appropriate endorsement to the Contract to reflect the substitution.

CHANGE IN OPERATION OF VARIABLE ACCOUNT

      At our election and subject to the prior approval of the Superintendent of Insurance of the State of New York and any necessary vote by persons having the right to give instructions with respect to the voting of Fund shares held by the Sub-Accounts, the Variable Account may be operated as a management company under the Investment Company Act of 1940 or it may be deregistered under the Investment Company Act of 1940 in the event registration is no longer required. Deregistration of the Variable Account requires an order by the SEC. In the event of any change in the operation of the Variable Account pursuant to this provision, we may, subject to the prior approval of the Superintendent of Insurance of the State of New York, make appropriate endorsement to the Contract to reflect the change and take such other action as may be necessary and appropriate to effect the change.

SPLITTING UNITS

      We reserve the right to split or combine the value of Variable Accumulation Units, Annuity Units or any of them. In effecting any such change of unit values, strict equity will be preserved and no change will have a material effect on the benefits or other provisions of the Contracts.

MODIFICATION

      Upon notice to the Owner (or the Payee(s) during the Income Phase), we may modify the Contract if such modification: (i) is necessary to make the Contract or the Variable Account comply with any law or regulation issued by a governmental agency to which the Company or the Variable Account is subject;
(ii) is necessary to assure continued qualification of the Contract under the Internal Revenue Code or other federal or state laws relating to retirement annuities or annuity contracts; (iii) is necessary to reflect a change in the operation of the Variable Account or the Sub-Account(s) (See "Change in Operation of Variable Account"); (iv) provides additional Variable Account and/or fixed accumulation options; or (v) as may otherwise be in the best interests of Owners or Payees, as applicable. In the event of any such modification, we may make appropriate endorsement in the Contract to reflect such modification.

RIGHT TO RETURN

      If you are not satisfied with your Contract, you may return it by mailing or delivering it to us at our Service Address as shown on the cover of this Prospectus within 10 days after it was delivered to you. When we receive the returned Contract, it will be cancelled and we will refund to you your Account Value at the end of the Valuation Period during which we received it.

      If you are establishing an Individual Retirement Account ("IRA"), the Internal Revenue Code requires that we give you a disclosure statement containing certain information about the Contract and applicable legal requirements. We must give you this statement on or before the date the IRA is established. If we give you the disclosure statement before the seventh day preceding the date the IRA is established, you will not have any right of revocation under the Code. If we give you the disclosure statement at a later date, then you may give us a notice of revocation at any time within 7 days after your Contract Date. Upon such revocation, we will refund your Purchase Payment(s). This right of revocation with respect to an IRA is in addition to the return privilege set forth in the preceding paragraph. We allow an Owner establishing an IRA a "ten day free-look," notwithstanding the provisions of the Internal Revenue Code.

                               TAX CONSIDERATIONS


      This section describes general federal income tax consequences of the ownership of a Contract based upon our understanding of current federal tax laws. Actual federal tax consequences may vary depending on, among other things, the type of retirement plan with which you use a Contract. Also, legislation affecting the current tax treatment of annuity contracts could be enacted in the future and could apply retroactively to Contracts that you purchased before the date of enactment. We make no attempt to consider any applicable federal estate, federal gift, state or other tax laws. We do not make any guarantee regarding the federal, state, or local tax status of any Contract or any transaction involving any Contract. You should consult a qualified tax professional for advice before purchasing a Contract or executing any other transaction (such as a rollover, distribution, withdrawal or payment) involving a Contract.


DEDUCTIBILITY OF PURCHASE PAYMENTS

      For federal income tax purposes, Purchase Payments made under Non-Qualified Contracts are not deductible.

PRE-DISTRIBUTION TAXATION OF CONTRACTS

      Generally, an increase in the value of a Contract will not give rise to tax, prior to distribution.


      However, corporate (or other non-natural person) Owners of Non-Qualified Contracts incur current tax, regardless of distributions, on Contract value increases. Such current taxation does not apply to (i) any immediate annuity, which the Internal Revenue Code (the "Code") defines as a single premium contract with an annuity commencement date within one year of the date of purchase, which provides for a series of substantially equal periodic payments (to be made not less frequently than annually) during the annuity period, or
(ii) any Contract that the non-natural person holds as agent for a natural person (such as where a bank or other entity holds a Contract as trustee under a trust agreement).


      You should note that qualified retirement investments automatically provide tax deferral regardless of whether the underlying contract is an annuity.

DISTRIBUTIONS AND WITHDRAWALS FROM NON-QUALIFIED CONTRACTS

      The Account Value will include an amount attributable to Purchase Payments, the return of which is not taxable, and an amount attributable to investment earnings, the return of which is taxable at ordinary income rates. The relative portions of a distribution that derive from nontaxable Purchase Payments and taxable investment earnings depend upon the timing of the distribution.


      If you withdraw less than your entire Account Value under a Non-Qualified Contract before the Annuity Commencement Date, you must treat the withdrawal first as a return of investment earnings. You may treat only withdrawals in excess of the amount of the Account Value attributable to investment earnings as a return of Purchase Payments. Account Value amounts assigned or pledged as collateral for a loan will be treated as if withdrawn from the Contract. For purposes of determining a contract owner's income, the Code provides that all nonqualified deferred annuity contracts issued by the same company (or its affiliates) to the same contract owner during any calendar year shall be treated as one annuity contract.



      If a Payee receives annuity payments under a Non-Qualified Contract after the Annuity Commencement Date, however, the Payee treats a portion of each payment as a nontaxable return of Purchase Payments. In general, the nontaxable portion of such a payment bears the same ratio to the total payment as the Purchase Payments bear to the Payee's expected return under the Contract. The remainder of the payment constitutes a taxable return of investment earnings. Once the Payee has received nontaxable payments in an amount equal to total Purchase Payments, all future distributions constitute fully taxable ordinary income. If the Annuitant dies before the Payee recovers the full amount of Purchase Payments, the Payee may deduct an amount equal to the unrecovered Purchase Payments.

      Upon the transfer of a Non-Qualified Contract by gift (other than to the Owner's spouse), the Owner must treat an amount equal to the Account Value minus the total amount paid for the Contract as income.


      Death benefits paid upon the death of a contract owner generally are includable in the income of the recipient as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract or (2) if distributed under an annuity option, they are taxed in the same manner as annuity payments, as described above. For this purpose, the "investment in the contract" is not affected by the owner's or annuitant's death, i.e., it remains generally the total Purchase Payments, less amounts previously received which were not includable in income. Special distribution rules apply upon the death of the owner.



      A penalty tax of 10% may apply to taxable cash withdrawals and lump-sum payments from Non-Qualified Contracts. This penalty will not apply in certain circumstances, such as distributions pursuant to the death of the Owner, distributions that are a part of a series of substantially equal periodic payments made annually under a lifetime annuity, or distributions under an immediate annuity (as defined above) or after age 59 1/2.


DISTRIBUTIONS AND WITHDRAWALS FROM QUALIFIED CONTRACTS

      Generally, distributions from a Qualified Contract will constitute fully taxable ordinary income. Also, a 10% penalty tax will, except in certain circumstances, apply to distributions prior to age 59 1/2.


      If you receive an eligible rollover distribution from a qualified Contract (other than from a Contract issued for use with an individual retirement account) and roll over that distribution to another eligible plan, such distribution will not be includable in your income. However, such distribution is subject to 20% mandatory withholding as described below. An "eligible rollover distribution" is any distribution to you of all or any portion of the balance to the credit of your account, other than:



      - A distribution which is one of a series of substantially equal periodic payments made annually under a lifetime annuity or for a specified period of ten years or more;



      -  Any required minimum distribution, or



      -  Any hardship distribution.


      Only you or your spouse may elect to roll over a distribution to an eligible retirement plan.

WITHHOLDING

      In the case of an eligible rollover distribution (as defined above) from a Qualified Contract (other than from a Contract issued for use with an individual retirement account), we (or the plan administrator) must withhold and remit to the U.S. Government 20% of the distribution, unless the Owner or Payee elects to make a direct rollover of the distribution to another qualified retirement plan that is eligible to receive the rollover; however, only you or your spouse may elect a direct rollover. In the case of a distribution from (i) a Non-Qualified Contract, (ii) a Qualified Contract issued for use with an individual retirement account, or (iii) a Qualified Contract where the distribution is not an eligible rollover distribution, we will withhold and remit to the U.S. Government a part of the taxable portion of each distribution unless, prior to the distribution, the Owner or Payee provides us his or her taxpayer identification number and instructs us (in the manner prescribed) not to withhold. The Owner or Payee may credit against his or her federal income tax liability for the year of distribution any amounts that we (or the plan administrator) withhold.

INVESTMENT DIVERSIFICATION AND CONTROL

      The Treasury Department has issued regulations that prescribe investment diversification requirements for mutual fund series underlying nonqualified variable contracts. Contracts must comply with these regulations to qualify as annuities for federal income tax purposes. Contracts that do not meet the guidelines are subject to current taxation on annual increases in value. We believe that each Series of the Series Fund complies with these regulations. The preamble to the regulations states that the Internal Revenue Service may promulgate guidelines under which an owner's excessive control over investments underlying the contract will preclude the contract from qualifying as an annuity for federal tax purposes. We cannot predict whether such guidelines, if in fact promulgated, will be retroactive. We reserve the right to modify the Contract and/or the Variable Account the extent necessary to comply with any such guidelines, but cannot assure that such modifications would satisfy any retroactive guidelines.

TAX TREATMENT OF THE COMPANY AND THE VARIABLE ACCOUNT

      As a life insurance company under the Code, we will record and report operations of the Variable Account separately from other operations. The Variable Account will not, however, constitute a regulated investment company or any other type of taxable entity distinct from our other operations. We will not incur tax on the income of the Variable Account (consisting primarily of interest, dividends, and net capital gains) if we use this income to increase reserves under Contracts participating in the Variable Account.

QUALIFIED RETIREMENT PLANS

      You may use Qualified Contracts with several types of qualified retirement plans. Because tax consequences will vary with the type of qualified retirement plan and the plan's specific terms and conditions, we provide below only brief, general descriptions of the consequences that follow from using Qualified Contracts in connection with various types of qualified retirement plans. We stress that the rights of any person to any benefits under these plans may be subject to the terms and conditions of the plans themselves, regardless of the terms of the Qualified Contracts that you are using. These terms and conditions may include restrictions on, among other things, ownership, transferability, assignability, contributions and distributions.

PENSION AND PROFIT-SHARING PLANS

      Sections 401(a), 401(k) and 403(a) of the Code permit business employers and certain associations to establish various types of retirement plans for employees. The Tax Equity and Fiscal Responsibility Act of 1982 eliminated most differences between qualified retirement plans of corporations and those of self-employed individuals. Self-employed persons may therefore use Qualified Contracts as a funding vehicle for their retirement plan as a general rule.

TAX-SHELTERED ANNUITIES

      Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to purchase annuity contracts and, subject to certain limitations, exclude the amount of purchase payments from gross income for tax purposes. The Code imposes restrictions on cash withdrawals from Section 403(b) annuities.

      If the Contracts are to receive tax deferred treatment, cash withdrawals of amounts attributable to salary reduction contributions (other than withdrawals of accumulation account value as of December 31, 1988) may be made only when the Owner attains age 59 1/2, separates from service with the employer, dies or becomes disabled (within the meaning of Section 72(m)(7) of the Code). These restrictions apply to (i) any post-1988 salary reduction contributions, (ii) any growth or interest on post-1988 salary reduction contributions, and (iii) any growth or interest on pre-1989 salary reduction contributions that occurs on or after January 1, 1989. It is permissible, however, to withdraw post-1988 salary reduction contributions in cases of financial hardship. While the Internal Revenue Service has not issued specific rules defining financial hardship, we expect that to qualify for a hardship distribution, the Owner must have an immediate and heavy bona fide financial need and lack other resources reasonably available to satisfy the need. Hardship withdrawals (as well as certain other premature withdrawals) will be subject to a 10% tax penalty, in addition to any withdrawal charge applicable under the Contracts. Under certain circumstances the 10% tax penalty will not apply if the withdrawal is for medical expenses.

      Under the terms of a particular Section 403(b) plan, the Owner may be entitled to transfer all or a portion of the Account Value to one or more alternative funding options. Owners should consult the documents governing their plan and the person who administers the plan for information as to such investment alternatives.

INDIVIDUAL RETIREMENT ACCOUNTS

      Sections 219 and 408 of the Code permit eligible individuals to contribute to an individual retirement program, including Simplified Employee Pension Plans, Employer/Association of Employees Established Individual Retirement Account Trusts, and Simple Retirement Accounts. Such IRAs are subject to limitations on contribution levels, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from some other types of retirement plans may be placed in an IRA on a tax-deferred basis. If we sell Contracts for use with IRAs, the Internal Revenue Service or other agency may impose supplementary information requirements. We will provide purchasers of the Contracts for such purposes with any necessary information. You will have the right to revoke the Contract under certain circumstances, as described in the section of this Prospectus entitled "Right to Return."

ROTH IRAS

      Section 408A of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Unlike contributions to a traditional IRA under Section 408 of the Code, contributions to a Roth IRA are not tax-deductible. Provided certain conditions are satisfied, distributions are generally tax-free. Like traditional IRAs, Roth IRAs are subject to limitations on contribution amounts and the timing of distributions. If an individual converts a traditional IRA into a Roth IRA, the full amount of the IRA is included in taxable income. The Internal Revenue Service and other agencies may impose special information requirements with respect to Roth IRAs. If and when we make Contracts available for use with Roth IRAs, we will provide any necessary information.

                        ADMINISTRATION OF THE CONTRACTS

      We perform certain administrative functions relating to the Contracts, Owner Accounts, and the Variable Account. These functions include, but are not limited to, maintaining the books and records of the Variable Account and the Sub-Accounts; maintaining records of the name, address, taxpayer identification number, Contract number, Owner Account number and type, the status of each Owner Account and other pertinent information necessary to the administration and operation of the Contracts; processing Applications, Purchase Payments, transfers and full and partial withdrawals; issuing Contracts; administering annuity payments; furnishing accounting and valuation services; reconciling and depositing cash receipts; providing confirmations; providing toll-free customer service lines; and furnishing telephonic transfer services.

                         DISTRIBUTION OF THE CONTRACTS

      We offer the Contracts on a continuous basis. The Contracts are sold by licensed insurance agents in the State of New York. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. and who have entered into distribution agreements with the Company and the general distributor, Clarendon Insurance Agency, Inc. ("Clarendon"), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481. Clarendon, a wholly-owned subsidiary of our parent company, Sun Life (U.S.), is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.

      Commissions and other distribution compensation will be paid by the Company to the selling agents and will not be more than 7.10% of Purchase Payments. In addition, after the first Contract Year, broker-dealers who have entered into distribution agreements with the Company may receive an annual renewal commission of no more than 1.00% of the Owner's Account Value. Commissions will not be paid with respect to Accounts established for the personal account of employees of the Company or any of its affiliates, or of persons engaged in the distribution of the Contracts, or of immediate family members of such employees or persons. In addition, commissions may be waived or reduced in connection with certain transactions described in this Prospectus under the heading "Waivers; Reduced Charges; Credits; Bonus Guaranteed Interest Rates."

                            PERFORMANCE INFORMATION

      From time to time the Variable Account may publish reports to shareholders, sales literature and advertisements containing performance information relating to the Sub-Accounts. This information may include standardized and non-standardized "Average Annual Total Return," "Cumulative Growth Rate" and "Compound Growth Rate." We may also advertise "yield" and "effective yield" for some Sub-Accounts.

      Average Annual Total Return measures the net income of a Sub-Account and any realized or unrealized gains or losses of the Fund in which it invests, over the period stated. Average Annual Total Return figures are annualized and represent the average annual percentage change in the value of an investment in a variable option over that period. Standardized Average Annual Total Return information covers the period after the Variable Account was established or, if shorter, the life of the Fund. Non-standardized Average Annual Total Return covers the life of each Fund, which may predate the Variable Account. Cumulative Growth Rate represents the cumulative change in the value of an investment in a Sub-Account for the period stated, and is arrived at by calculating the change in the Accumulation Unit Value of the Sub-Account between the first and the last day of the period being measured. The difference is expressed as a percentage of the Accumulation Unit Value at the beginning of the base period. "Compound Growth Rate" is an annualized measure, calculated by applying a formula that determines the level of return which, if earned over the entire period, would produce the cumulative return.

      Average Annual Total Return figures assume an initial Purchase Payment of $1,000 and reflect all applicable withdrawal and Contract charges. The Cumulative Growth Rate and Compound Growth Rate figures that we advertise do not reflect withdrawal charges or the annual Account Fee, although such figures do reflect all recurring charges. Results calculated without withdrawal and/or certain Contract charges will be higher. We may also use other types of rates of return that do not reflect withdrawal and Contract charges.

      The performance figures used by the Variable Account are based on the actual historical performance of the underlying Funds for the specified periods, and the figures are not intended to indicate future performance. For periods before the date the Contracts became available, we calculate the performance information for the Sub-Accounts on a hypothetical basis. To do this, we reflect deductions of the current Contract fees and charges from the historical performance of the corresponding Funds.

      Yield is a measure of the net dividend and interest income earned over a specific one-month or 30-day period (7-day period for the Sun Capital Money Market Sub-Account), expressed as a percentage of the value of the Sub-Account's Accumulation Units. Yield is an annualized figure, which means that we assume that the Sub-Account generates the same level of net income over a one-year period and compound that income on a semi-annual basis. We calculate the effective yield for the Money Market Series Sub-Account similarly, but include the increase due to assumed compounding. The Sun Capital Money Market Sub-Account's effective yield will be slightly higher than its yield as a result of its compounding effect.

      The Variable Account may also from time to time compare its investment performance to various unmanaged indices or other variable annuities and may refer to certain rating and other organizations in its marketing materials. More information on performance and our computations is set forth in the Statement of Additional Information.

      The Company may also advertise the ratings and other information assigned to it by independent industry ratings organizations. Some of these organizations are A.M. Best, Moody's Investor's

Service, Standard and Poor's Insurance Rating Services, and Duff and Phelps. Each year, A.M. Best reviews the financial status of thousands of insurers, culminating in the assignment of Best's rating. These ratings reflect A.M. Best's current opinion of the relevant financial strength and operating performance of an insurance company in comparison to the norms of the life/health industry. Best's ratings range from A++ to F. Standard and Poor's and Duff and Phelps' ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues. These two ratings do not measure the insurance company's ability to meet non-policy obligations. Ratings in general do not relate to the performance of the Sub-Accounts.

      We may also advertise endorsements from organizations, individuals or other parties that recommend the Company or the Contracts. We may occasionally include in advertisements (1) comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets; or (2) discussions of alternative investment vehicles and general economic conditions.

                             AVAILABLE INFORMATION

      The Company and the Variable Account have filed with the SEC registration statements under the Securities Act of 1933 relating to the Contracts. This Prospectus does not contain all of the information contained in the registration statements and their exhibits. For further information regarding the Variable Account, the Company and the Contracts, please refer to the registration statements and their exhibits.

      In addition, the Company is subject to the informational requirements of the Securities Exchange Act of 1934. We file reports and other information with the SEC to meet these requirements. You can inspect and copy this information and our registration statements at the SEC's public reference facilities at the following locations: WASHINGTON, D.C. -- 450 Fifth Street, N.W., Room 1024, Washington, D.C. 20549; CHICAGO, ILLINOIS -- 500 West Madison Street, Chicago, IL 60661; NEW YORK, NEW YORK -- 7 World Trade Center, 13th Floor, New York, NY 10048. The Washington, D.C. office will also provide copies by mail for a fee. You may also find these materials on the SEC's website (http://www.sec.gov).


                INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE



      The Company's Annual Report on Form 10-K for the year ended December 31, 2000 filed with the SEC pursuant to Section 13(a) or 15(d) of the Securities Exchange Act of 1934, as amended (the "Exchange Act") is incorporated herein by reference. All documents or reports we file pursuant to Section 13(a), 13(c), 14 or 15(d) of the Exchange Act, after the date of this prospectus and prior to the termination of the offering, shall be deemed incorporated by reference into the prospectus.



      The Company will furnish, without charge, to each person to whom a copy of this Prospectus is delivered, upon the written or oral request of such person, a copy of the documents referred to above which have been incorporated by reference into this Prospectus, other than exhibits to such document (unless such exhibits are specifically incorporated by reference in this Prospectus). Requests for such document should be directed to the Secretary, Sun Life Assurance Company of Canada (U.S.), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481, telephone (800) 225-3950.


                                STATE REGULATION

      The Company is subject to the laws of the State of New York governing life insurance companies and to regulation by the Superintendent of Insurance of New York. An annual statement is filed with the Superintendent of Insurance on or before March lst in each year relating to the operations of the Company for the preceding year and its financial condition on December 31st of such year. Its books and records are subject to review or examination by the Superintendent or his agents at any time and a full examination of its operations is conducted at periodic intervals.

      The Superintendent of Insurance has broad administrative powers with respect to licensing to transact business, overseeing trade practices, licensing agents, approving policy forms, establishing reserve requirements, fixing maximum interest rates on life insurance policy loans and minimum rates for accumulation of surrender values, prescribing the form and content of required financial statements and regulating the type and amounts of investments permitted.

      In addition, affiliated groups of insurers, such as the Company, its parent and its affiliates, are regulated under insurance holding company legislation in New York and certain other states. Under such laws, inter-company transfers of assets and dividend payments from insurance subsidiaries may be subject to prior notice or approval, depending on the size of such transfers and payments in relation to the financial positions of the companies involved.

      Under insurance guaranty fund laws in New York, insurers doing business therein can be assessed (up to prescribed limits) for policyholder losses incurred by insolvent companies. The amount of any future assessments of the Company under these laws cannot be reasonably estimated. However, these laws do provide that an assessment may be excused or deferred if it would threaten an insurer's own financial strength and many permit the deduction of all or a portion of any such assessment from any future premium or similar taxes payable.

      Although the federal government generally does not directly regulate the business of insurance, federal initiatives often have an impact on the business in a variety of ways. Current and proposed federal measures which may significantly affect the insurance business include employee benefit regulation, removal of barriers preventing banks from engaging in the insurance business, tax law changes affecting the taxation of insurance companies, the tax treatment of insurance products and its impact on the relative desirability of various personal investment vehicles.

                               LEGAL PROCEEDINGS

      There are no pending legal proceedings affecting the Variable Account. We are engaged in various kinds of routine litigation which, in management's judgment, is not of material importance to our respective total assets or material with respect to the Variable Account.

                                  ACCOUNTANTS


      The financial statements of the Variable Account for the year ended December 31, 2000 included in the Statement of Additional Information and the financial statements of the Company for the years ended December 31, 2000, 1999 and 1998 included in the Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing therein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


                              FINANCIAL STATEMENTS


      The financial statements of the Company which are included in the Statement of Additional Information should be considered only as bearing on the ability of the Company to meet its obligations with respect to amounts allocated to the Fixed Account and with respect to the death benefit and the Company's assumption of the mortality and expense risks. They should not be considered as bearing on the investment performance of the Series Fund shares held in the Sub-Accounts of the Variable Account.



      The financial statements of the Variable Account for the year ended December 31, 2000 are also included in the Statement of Additional Information.


                            ------------------------

            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

Calculation of Performance Data
Advertising and Sales Literature
Calculations
  Example of Variable Accumulation Unit Value Calculation
  Example of Variable Annuity Unit Calculation
  Example of Variable Annuity Payment Calculation
Distribution of the Contracts
Designation and Change of Beneficiary
Custodian
Financial Statements

      This Prospectus sets forth information about the Contracts and the Variable Account that a prospective purchaser should know before investing. Additional information about the Contracts and the Variable Account has been filed with the Securities and Exchange Commission in a Statement of Additional Information dated May 1, 2001 which is incorporated herein by reference. The Statement of Additional Information is available upon request and without charge from Sun Life Insurance and Annuity Company of New York. To receive a copy, return this request form to the address shown below or telephone
(800) 282-7073.


--------------------------------------------------------------------------------

To: Sun Life Insurance and Annuity Company of New York
   P.O. Box 9141
   Boston, Massachusetts 02117

Please send me a Statement of Additional Information for Futurity--NY Variable and Fixed Annuity
   Sun Life (N.Y.) Variable Account C.

Name
--------------------------------------------------------------

Address
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City
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State
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Zip
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Telephone
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                                   APPENDIX A
                                    GLOSSARY

      The following terms as used in this Prospectus have the indicated meanings:

      ACCOUNT or OWNER ACCOUNT: An account established for each Owner to which Net Purchase Payments are credited.

      ACCOUNT VALUE: The Variable Accumulation Value, if any, plus the Fixed Accumulation Value, if any, of your Account for any Valuation Period.

      ACCUMULATION PHASE: The period before the Annuity Commencement Date and during the lifetime of the Annuitant during which you make Purchase Payments under the Contract. This is called the "Accumulation Period" in the Contract.

      ANNUITANT: The person or persons named in the Application and on whose life the first annuity payment is to be made. In a Non-Qualified Contract, if you name someone other than yourself as Annuitant, you may also name a Co-Annuitant. If you do, all provisions of the Contract based on the death of the Annuitant will be based on the date of death of the last surviving of the persons named. By example, if the Annuitant dies prior to the Annuity Commencement Date, the Co-Annuitant will become the new Annuitant. The death benefit will become due only on the death before the Annuity Commencement Date of the last surviving Annuitant and Co-Annuitant named. These persons are referred to collectively in the Contract as "Annuitants." If you have named both an Annuitant and Co-Annuitant, you may designate one of them to become the sole Annuitant as of the Annuity Commencement Date, if both are living at that time.

      *ANNUITY COMMENCEMENT DATE: The date on which the first annuity payment under each Contract is to be made.

      *ANNUITY OPTION: The method you choose for making annuity payments.

      ANNUITY UNIT: A unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment from the Variable Account.

      APPLICATION: The document signed by you or other evidence acceptable to us that serves as your application for purchase of a Contract.

      *BENEFICIARY: The person or entity having the right to receive the death benefit and, for Non-Qualified Contracts, who is the "designated beneficiary" for purposes of Section 72(s) of the Internal Revenue Code.

      BUSINESS DAY: Any day the New York Stock Exchange is open for trading or any other day on which there is enough trading in securities held by a Sub-Account to materially affect the value of the Variable Accumulation Units.

      COMPANY: Sun Life Insurance and Annuity Company of New York.

      CONTRACT: A Contract issued by the Company on an individual basis.

      CONTRACT DATE: The date on which we issue your Contract. This is called the "Issue Date" in the Contract.

      CONTRACT YEAR and CONTRACT ANNIVERSARY: Your first Contract Year is the period of (a) 12 full calendar months plus (b) the part of the calendar month in which we issue your Contract (if not on the first day of the month), beginning with the Contract Date. Your Contract Anniversary is the first day immediately after the end of a Contract Year. Each Contract Year after the first is the 12 calendar month period that begins on your Contract Anniversary. If, for example, the Contract Date is in March, the first Contract Year will be determined from the Contract Date but will end on the last day of March in the following year; your Contract Anniversary is April 1 and all Contract Years after the first will be measured from April 1.

* You specify these items on the Contract Specifications page, and may change them, as we described in this Prospectus.

      DEATH BENEFIT DATE: If you have elected a death benefit payment option before the Annuitant's death that remains in effect, the date on which we receive Due Proof of Death. If your Beneficiary elects the death benefit payment option, the later of (a) the date on which we receive the Beneficiary's election and (b) the date on which we receive Due Proof of Death. If we do not receive the Beneficiary's election within 60 days after we receive Due Proof of Death, the Death Benefit Date will be the last day of the 60 day period and we will pay the death benefit in cash.

      DUE PROOF OF DEATH: An original certified copy of an official death certificate, an original certified copy of a decree of a court of competent jurisdiction as to the finding of death, or any other proof satisfactory to the Company.

      EXPIRATION DATE: The last day of a Guarantee Period.

      FIXED ACCOUNT: The assets of the Company which are allocated to a non-unitized separate account established in conformance with New York law.

      FIXED ACCOUNT VALUE: The value of that portion of your Account allocated to the Fixed Account.

      FIXED ANNUITY: An annuity with payments which do not vary as to dollar amount.

      GUARANTEE AMOUNT: Each separate allocation of Account Value to a particular Guarantee Period (including interest earned thereon).

      GUARANTEE PERIOD: The period for which a Guaranteed Interest Rate is credited.

      GUARANTEED INTEREST RATE: The rate of interest we credit on a compound annual basis during any Guarantee Period.

      INCOME PHASE: The period on and after the Annuity Commencement Date and during the lifetime of the Annuitant during which we make annuity payments under the Contract.

      NET INVESTMENT FACTOR: An index applied to measure the investment performance of a Sub-Account from one Valuation Period to the next. The Net Investment Factor may be greater or less than or equal to one.

      NET PURCHASE PAYMENT: The portion of a Purchase Payment which remains after the deduction of any applicable premium tax or similar tax.

      NON-QUALIFIED CONTRACT: A Contract used in connection with a retirement plan that does not receive favorable federal income tax treatment under Sections 401, 403, 408, or 408A of the Internal Revenue Code. The Owner's interest in the Contract must be owned by a natural person or agent for a natural person for the Contract to receive income tax treatment as an annuity.

      *OWNER: The person, persons or entity entitled to the ownership rights stated in a Contract and in whose name or names the Contract is issued. The Owner may designate a trustee or custodian of a retirement plan which meets the requirements of Section 401, Section 408(c), Section 408(k), Section 408(p) or
Section 408A of the Internal Revenue Code to serve as legal owner of assets of a retirement plan, but the term "Owner," as used herein, shall refer to the organization entering into the Contract.

      PAYEE: A recipient of payments under a Contract. The term includes an Annuitant or a Beneficiary who becomes entitled to benefits upon the death of the Annuitant.

      PURCHASE PAYMENT (PAYMENT): An amount paid to the Company as consideration for the benefits provided by a Contract.

      QUALIFIED CONTRACT: A Contract used in connection with a retirement plan which may receive favorable federal income tax treatment under Sections 401, 403, 408 or 408A of the Internal Revenue Code of 1986, as amended.

* You specify these items on the Contract Specifications page, and may change them, as we described in this Prospectus.

      SEVEN-YEAR ANNIVERSARY: The seventh Contract Anniversary and each succeeding Contract Anniversary occurring at any seven year interval thereafter; for example, the 14th, 21st and 28th Contract Anniversaries.

      SUB-ACCOUNT: That portion of the Variable Account which invests in shares of a specific Fund.

      VALUATION PERIOD: The period of time from one determination of Variable Accumulation Unit or Annuity Unit values to the next subsequent determination of these values. Value determinations are made as of the close of the New York Stock Exchange on each day that the Exchange is open and on other Business Days.

      VARIABLE ACCOUNT: Variable Account C of the Company, which is a separate account of the Company consisting of assets set aside by the Company, the investment performance of which is kept separate from that of the general assets of the Company.

      VARIABLE ACCUMULATION UNIT: A unit of measure used in the calculation of Variable Account Value.

      VARIABLE ACCOUNT VALUE: The value of that portion of your Account allocated to the Variable Account.

      VARIABLE ANNUITY: An annuity with payments which vary as to dollar amount in relation to the investment performance of the Variable Account.

                                   APPENDIX B
          CONDENSED FINANCIAL INFORMATION -- ACCUMULATION UNIT VALUES



      The following information should be read in conjunction with the Variable Account's Financial Statements appearing the Statement of Additional Information. All of the Variable Account's Financial Statements have been audited by Deloitte & Touche, LLP, independent auditors.



                                                                2000
AIM V.I. CAPITAL APPRECIATION FUND
  Unit Value:
    Beginning of Period.....................................  $10.0000
    End of Period...........................................  $ 8.6246
  Units outstanding at end of period........................     2,128
AIM V.I. GROWTH FUND
  Unit Value:
    Beginning of Period.....................................  $10.0000
    End of Period...........................................  $ 7.5417
  Units outstanding at end of period........................       704
AIM V.I. GROWTH AND INCOME FUND
  Unit Value:
    Beginning of Period.....................................  $10.0000
    End of Period...........................................  $ 8.4157
  Units outstanding at end of period........................       100
AIM V.I. INTERNATIONAL EQUITY FUND
  Unit Value:
    Beginning of Period.....................................  $10.0000
    End of Period...........................................  $ 7.8325
  Units outstanding at end of period........................     2,086
ALGER AMERICAN GROWTH PORTFOLIO
  Unit Value:
    Beginning of Period.....................................  $10.0000
    End of Period...........................................  $ 8.2112
  Units outstanding at end of period........................       100
ALGER AMERICAN INCOME AND GROWTH PORTFOLIO
  Unit Value:
    Beginning of Period.....................................  $10.0000
    End of Period...........................................  $ 9.5761
  Units outstanding at end of period........................       100
ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
  Unit Value:
    Beginning of Period.....................................  $10.0000
    End of Period...........................................  $ 7.7885
  Units outstanding at end of period........................       100
GOLDMAN SACHS VIT CORE-SM- LARGE CAP GROWTH FUND
  Unit Value:
    Beginning of Period.....................................  $10.0000
    End of Period...........................................  $ 7.6765
  Units outstanding at end of period........................       564
GOLDMAN SACHS VIT CORE-SM- SMALL CAP EQUITY FUND
  Unit Value:
    Beginning of Period.....................................  $10.0000
    End of Period...........................................  $10.0255
  Units outstanding at end of period........................       100

                                                                2000
GOLDMAN SACHS VIT CORE-SM- U.S. EQUITY FUND
  Unit Value:
    Beginning of Period.....................................  $10.0000
    End of Period...........................................  $ 9.0725
  Units outstanding at end of period........................       529
GOLDMAN SACHS VIT GROWTH AND INCOME FUND
  Unit Value:
    Beginning of Period.....................................  $10.0000
    End of Period...........................................  $ 9.4529
  Units outstanding at end of period........................       621
GOLDMAN SACHS VIT INTERNATIONAL EQUITY FUND
  Unit Value:
    Beginning of Period.....................................  $10.0000
    End of Period...........................................  $ 8.6139
  Units outstanding at end of period........................       100
J.P. MORGAN INTERNATIONAL OPPORTUNITIES PORTFOLIO
  Unit Value:
    Beginning of Period.....................................  $10.0000
    End of Period...........................................  $ 8.8404
  Units outstanding at end of period........................       100
J.P. MORGAN SMALL COMPANY PORTFOLIO
  Unit Value:
    Beginning of Period.....................................  $10.0000
    End of Period...........................................  $ 9.4702
  Units outstanding at end of period........................     1,704
J.P. MORGAN U.S. DISCIPLINED EQUITY PORTFOLIO
  Unit Value:
    Beginning of Period.....................................  $10.0000
    End of Period...........................................  $ 8.9899
  Units outstanding at end of period........................       100
LORD ABBETT SERIES FUND GROWTH AND INCOME
  Unit Value:
    Beginning of Period.....................................  $10.0000
    End of Period...........................................  $11.5660
  Units outstanding at end of period........................       100
MFS/SUN LIFE CAPITAL APPRECIATION SERIES
  Unit Value:
    Beginning of Period.....................................  $10.0000
    End of Period...........................................  $ 8.6417
  Units outstanding at end of period........................       100
MFS/SUN LIFE EMERGING GROWTH SERIES
  Unit Value:
    Beginning of Period.....................................  $10.0000
    End of Period...........................................  $ 8.2142
  Units outstanding at end of period........................     1,871
MFS/SUN LIFE GOVERNMENT SECURITIES SERIES
  Unit Value:
    Beginning of Period.....................................  $10.0000
    End of Period...........................................  $10.8891
  Units outstanding at end of period........................       123

                                                                2000
MFS/SUN LIFE HIGH YIELD SERIES
  Unit Value:
    Beginning of Period.....................................  $10.0000
    End of Period...........................................  $ 9.2057
  Units outstanding at end of period........................       660
MFS/SUN LIFE MASSACHUSETTS INVESTORS GROWTH STOCK SERIES
  Unit Value:
    Beginning of Period.....................................  $10.0000
    End of Period...........................................  $ 9.0536
  Units outstanding at end of period........................       527
MFS/SUN LIFE MASSACHUSETTS INVESTORS TRUST SERIES
  Unit Value:
    Beginning of Period.....................................  $10.0000
    End of Period...........................................  $ 9.9770
  Units outstanding at end of period........................       100
MFS/SUN LIFE NEW DISCOVERY SERIES
  Unit Value:
    Beginning of Period.....................................  $10.0000
    End of Period...........................................  $ 9.5430
  Units outstanding at end of period........................     1,323
MFS/SUN LIFE TOTAL RETURN SERIES
  Unit Value:
    Beginning of Period.....................................  $10.0000
    End of Period...........................................  $11.4068
  Units outstanding at end of period........................       100
MFS/SUN LIFE UTILITIES SERIES
  Unit Value:
    Beginning of Period.....................................  $10.0000
    End of Period...........................................  $10.1525
  Units outstanding at end of period........................     1,282
OCC EQUITY PORTFOLIO
  Unit Value:
    Beginning of Period.....................................  $10.0000
    End of Period...........................................  $11.3203
  Units outstanding at end of period........................       158
OCC MANAGED PORTFOLIO
  Unit Value:
    Beginning of Period.....................................  $10.0000
    End of Period...........................................  $11.0239
  Units outstanding at end of period........................       100
OCC MID CAP PORTFOLIO
  Unit Value:
    Beginning of Period.....................................  $10.0000
    End of Period...........................................   11.0040
  Units outstanding at end of period........................       490
OCC SMALL CAP PORTFOLIO
  Unit Value:
    Beginning of Period.....................................  $10.0000
    End of Period...........................................  $13.5177
  Units outstanding at end of period........................       448

                                                                2000
SC BLUE CHIP MID CAP FUND
  Unit Value:
    Beginning of Period.....................................  $10.0000
    End of Period...........................................  $10.8375
  Units outstanding at end of period........................       123
SC INVESTORS FOUNDATION FUND
  Unit Value:
    Beginning of Period.....................................  $10.0000
    End of Period...........................................  $ 9.3560
  Units outstanding at end of period........................       111
SC SELECT EQUITY FUND
  Unit Value:
    Beginning of Period.....................................  $10.0000
    End of Period...........................................  $ 8.6935
  Units outstanding at end of period........................       563
SUN CAPITAL INVESTMENT GRADE BOND FUND
  Unit Value:
    Beginning of Period.....................................  $10.0000
    End of Period...........................................  $10.7821
  Units outstanding at end of period........................       637
SUN CAPITAL MONEY MARKET FUND
  Unit Value:
    Beginning of Period.....................................  $10.0000
    End of Period...........................................  $10.3078
  Units outstanding at end of period........................       105
SUN CAPITAL REAL ESTATE FUND
  Unit Value:
    Beginning of Period.....................................  $10.0000
    End of Period...........................................  $11.3448
  Units outstanding at end of period........................       505

                                   APPENDIX C
        WITHDRAWALS, WITHDRAWAL CHARGES AND THE MARKET VALUE ADJUSTMENT


PART 1: VARIABLE ACCOUNT (THE MARKET VALUE ADJUSTMENT DOES NOT APPLY TO THE VARIABLE ACCOUNT)
WITHDRAWAL CHARGE CALCULATION:
FULL WITHDRAWAL:

      Assume a Purchase Payment of $40,000 is made on the Contract Date, no additional Purchase Payments are made and there are no partial withdrawals. The table below presents four examples of the withdrawal charge resulting from a full withdrawal of your Account, based on hypothetical Account Values.

                HYPOTHETICAL      FREE         NEW      WITHDRAWAL   WITHDRAWAL
     ACCOUNT      ACCOUNT      WITHDRAWAL   PAYMENTS      CHARGE       CHARGE
       YEAR        VALUE         AMOUNT     WITHDRAWN   PERCENTAGE     AMOUNT
     --------   ------------   ----------   ---------   ----------   ----------
(a)     1         $41,000       $ 4,000      $37,000      6.00%        $2,220
(b)     3         $52,000       $12,000      $40,000      5.00%        $2,000
(c)     7         $80,000       $28,000      $40,000      3.00%        $1,200
(d)     9         $98,000       $68,000            0      0.00%             0

(a) The free withdrawal amount in any Account Year is equal to (1) the Annual Withdrawal Allowance for that year (i.e., 10% of all Purchase Payments made in the last 7 Account Years ("New Payments")); plus (2) any unused Annual Withdrawal Allowances from previous years; plus (3) any Purchase Payments made before the last 7 Account Years ("Old Payments") not previously withdrawn. In Account Year 1, the free withdrawal amount is $4,000 (the Annual Withdrawal Allowance for that year) because there are no unused Annual Withdrawal Allowances from previous years and no Old Payments. The $41,000 full withdrawal is attributed first to the $4,000 free withdrawal amount. The remaining $37,000 is withdrawn from the Purchase Payment made in Account Year 1 and is subject to the withdrawal charge.

(b) In Account Year 3, the free withdrawal amount is $12,000 (the $4,000 Annual Withdrawal Allowance for the current year plus the unused $4,000 Annual Withdrawal Allowances for each of Account Years 1 and 2). The $52,000 full withdrawal is attributed first to the free withdrawal amount and the remaining $40,000 is withdrawn from the Purchase Payment made in Account Year 1.

(c) In Account Year 7, the free withdrawal amount is $28,000 (the $4,000 Annual Withdrawal Allowance for the current Account Year plus the unused Annual Withdrawal Allowance of $4,000 for each of Account Years 1 through 6). The $80,000 full withdrawal is attributed first to the free withdrawal amount. The next $40,000 is withdrawn from the Purchase Payment made in Account Year 1 and is subject to the withdrawal charge. The remaining $12,000 exceeds the total of the free withdrawal amount plus all New Payments not previously withdrawn, so it is not subject to the withdrawal charge.

(d) In Account Year 9, the free withdrawal amount is $68,000, calculated as follows. There are no Annual Withdrawal Allowances for Account Years 8 or 9 because there are no New Payments in those years. The $40,000 Purchase Payment made in Account Year 1 is now an Old Payment that constitutes a portion of the free withdrawal amount. In addition, the unused Annual Withdrawal Allowances of $4,000 for each of Account Years 1 through 7 are carried forward and available for use in Account Year 9. The $98,000 full withdrawal is attributed first to the free withdrawal amount. Because the remaining $30,000 is not withdrawn from New Payments, this part of the withdrawal also will not be subject to the withdrawal charge.

PARTIAL WITHDRAWAL:

      Assume a single Purchase Payment of $40,000 is made on the Contract Date, no additional Purchase Payments are made, no partial withdrawals have been taken prior to the fifth Account Year, and there are a series of three partial withdrawals made during the fifth Account Year of $9,000, $12,000, and $15,000.

     HYPOTHETICAL    PARTIAL        FREE         NEW      WITHDRAWAL   WITHDRAWAL
       ACCOUNT      WITHDRAWAL   WITHDRAWAL   PAYMENTS      CHARGE       CHARGE
        VALUE         AMOUNT       AMOUNT     WITHDRAWN   PERCENTAGE     AMOUNT
     ------------   ----------   ----------   ---------   ----------   ----------
(a)    $64,000       $ 9,000      $20,000      $     0      4.00%         $  0
(b)    $56,000       $12,000      $11,000      $ 1,000      4.00%         $ 40
(c)    $40,000       $15,000      $     0      $15,000      4.00%         $600

(a) In the fifth Account Year, the free withdrawal amount is equal to $20,000 (the $4,000 Annual Withdrawal Allowance for the current year, plus the unused $4,000 for each of Account Years 1 through 4). The partial withdrawal amount ($9,000) is less than the free withdrawal amount so no New Payments are withdrawn and no withdrawal charge applies.

(b) Since a partial withdrawal of $9,000 was taken, the remaining free withdrawal amount is equal to $11,000. The $12,000 partial withdrawal will first be applied against the $11,000 free withdrawal amount. The remaining $1,000 will be withdrawn from the $40,000 New Payment, incurring a withdrawal charge of $40.

(c) The free withdrawal amount is zero since the previous partial withdrawals have already used the free withdrawal amount. The entire partial withdrawal amount will result in New Payments being withdrawn and will incur a withdrawal charge.

PART 2 -- FIXED ACCOUNT -- EXAMPLES OF THE MARKET VALUE ADJUSTMENT ("MVA")

      The MVA Factor is:

                    N/12
       1 + I
  (  --------   )          -1
       1 + J

      These examples assume the following:

        1) The Guarantee Amount was allocated to a five year Guarantee Period with a Guaranteed Interest Rate of 6% or .06.

        2)  The date of surrender is two years from the Expiration Date (N =
            24).

        3) The value of the Guarantee Amount on the date of surrender is $11,910.16.

        4)  The interest earned in the current Contract Year is $674.16.

        5) No transfers or partial withdrawals affecting this Guarantee Amount have been made.

        6) Withdrawal charges, if any, are calculated in the same manner as shown in the examples in Part 1.

EXAMPLE OF A NEGATIVE MVA:

      Assume that on the date of surrender, the current rate (J) is 8% or .08.

                                                N/12
                                   1 + I
 The MVA factor =           (    --------   )             -1
                                   1 + J

                                            24/12
                                1 + .06
                =           (   ------  )             -1
                                1 + .08

                                2
                =           (.981) -1

                =           .963 -1

                =     -     .037

      The value of the Guarantee Amount less interest credited to the Guarantee Amount in the current contract year is multiplied by the MVA factor to determine the MVA:

                   ($11,910.16 - $674.16) X (-.037) = $415.73

      -$415.73 represents the MVA that will be deducted from the value of the Guarantee Amount before the deduction of any withdrawal charge.

      For a partial withdrawal of $2,000 from this Guarantee Amount, the MVA would be ($2,000.00 - $674.16) X (-.037) = -$49.06. -$49.06 represents the MVA that will be deducted from the partial withdrawal amount before the deduction of any withdrawal charge.

EXAMPLE OF A POSITIVE MVA:

      Assume that on the date of surrender, the current rate (J) is 5% or .05.

                                              N/12
                                  1 + I
 The MVA factor =           (     -----   )             -1
                                  1 + J

                                            24/12
                                1 + .06
                =           (   ------  )             -1
                                1 + .05

                                2
                =           (1.010) -1

                =           1.019 -1

                =     -     .019

      The value of the Guarantee Amount less interest credited to the Guarantee Amount in the current Contract Year is multiplied by the MVA factor to determine the MVA:

                    ($11,910.16 - $674.16) X .019 = $213.48

      $213.48 represents the MVA that would be added to the value of the Guarantee Amount before the deduction of any withdrawal charge.

      For a partial withdrawal of $2,000 from this Guarantee Amount, the MVA would be ($2,000.00 - $674.16) X .019 = $25.19.

      $25.19 represents the MVA that would be added to the value of the partial withdrawal amount before the deduction of any withdrawal charge.

                                        SUN LIFE INSURANCE AND ANNUITY COMPANY OF
                                        NEW YORK
                                        P.O. BOX 9141
                                        BOSTON, MASSACHUSETTS 02117

                                        TELEPHONE:
                                        Toll Free (800) 282-7073

                                        GENERAL DISTRIBUTOR
                                        Clarendon Insurance Agency, Inc.
                                        One Sun Life Executive Park
                                        Wellesley Hills, Massachusetts 02481

                                        AUDITORS
                                        Deloitte & Touche LLP
                                        200 Berkeley Street
                                        Boston, Massachusetts 02116


FUT

                               PART B

              INFORMATION REQUIRED IN A STATEMENT OF
                       ADDITIONAL INFORMATION

          Attached hereto and made a part hereof is the Statement of Additional Information dated May 1, 2001 for each of the following:


          Regatta Gold-NY Variable and Fixed Annuity
          Futurity-NY Variable and Fixed Annuity

                                                                    May 1, 2001


                                  REGATTA GOLD-NY

                             VARIABLE AND FIXED ANNUITY

                        STATEMENT OF ADDITIONAL INFORMATION

                         SUN LIFE (N.Y.) VARIABLE ACCOUNT C

                                 TABLE OF CONTENTS


Calculation of Performance Data...............................................2
Advertising and Sales Literature .............................................6
Calculations .................................................................9
     Example of Variable Accumulation Unit Value Calculation..................9
     Example of Variable Annuity Unit Calculation ............................9
     Example of Variable Annuity Payment Calculation .........................9
Distribution of the Contracts ................................................9
Designation and Change of Beneficiary ........................................10
Custodian ....................................................................10
Financial Statements .........................................................10


          The Statement of Additional Information sets forth information which may be of interest to prospective purchasers of Regatta Gold-NY Variable and Fixed Annuity Contracts (the "Contracts") issued by Sun Life Insurance and Annuity Company of New York (the "Company") in connection with Sun Life (N.Y.) Variable Account C (the "Variable Account") which is not included in the Prospectus dated May 1, 2001. This Statement of
Additional Information should be read in conjunction with the Prospectus, a copy of which may be obtained without charge by writing to the Company at Sun Life Insurance and Annuity Company of New York, P.O. Box 9141, Boston, Massachusetts, 02117, or by telephoning (800) 447-7569.

          The terms used in this Statement of Additional Information have the same meanings as in the Prospectus.


--------------------------------------------------------------------------------
THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS ONLY IF PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

                          CALCULATION OF PERFORMANCE DATA

AVERAGE ANNUAL TOTAL RETURN: STANDARDIZED AVERAGE ANNUAL TOTAL RETURN


          The table below shows, for various Sub-Accounts of the Variable Account, the Average Annual Total Return for the stated periods (or shorter period indicated in the table below), based upon a hypothetical initial Purchase Payment of $1,000, calculated in accordance with the formula set out after the table. For purposes of determining these investment results, the actual investment performance of each Series of the MFS/Sun Life Series Trust is reflected from the date the Regatta products were offered in New York or such later date that the Series commenced operations (the "Commencement Date"), although the Contracts have been offered only since August 1996. No information is shown for the Series that have not commenced operations as of December 31, 2000.


          The Securities and Exchange Commission defines "standardized" total return information to mean Average Annual Total Return, based on a hypothetical initial purchase payment of $1,000 and calculated in accordance with the formula set forth after the table, but presented only for periods subsequent to the commencement of the offering in the separate account.


                       STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                           PERIOD ENDING DECEMBER 31, 2000


FUND NAME                                      SEC INCEPTION DATE    1 YR LOAD    5 YR LOAD     10 YR LOAD     LIFE LOAD
REGATTA GOLD NY MONEY MARKET                       03/31/1993          -1.28%         3.09%          --            3.15%
REGATTA GOLD NY INT INVESTORS                      10/02/1995          -8.95%         7.10%          --            6.99%
REGATTA GOLD NY CAPITAL APPRECIATION               03/31/1993         -17.60%        15.44%          --           14.80%
REGATTA GOLD NY UTILITIES                          11/16/1993          -0.35%        19.28%          --           16.68%
REGATTA GOLD NY GLOBAL GOVERNMENTS                 03/31/1993          -5.51%         0.98%          --            3.44%
REGATTA GOLD NY MANAGED SECTORS                    03/31/1993         -26.12%        17.35%          --           15.40%
REGATTA GOLD NY TOTAL RETURN                       03/31/1993           8.83%        10.95%          --           10.49%
REGATTA GOLD NY GOVERNMENT SECURITIES              03/31/1993           4.51%         3.70%          --            4.59%
REGATTA GOLD NY MASS INVESTORS TRUST               03/31/1993          -7.13%        14.68%          --           13.66%
REGATTA GOLD NY GLOBAL GROWTH                      11/16/1993         -18.98%        14.60%          --           13.60%
REGATTA GOLD NY RESEARCH                           11/07/1994         -10.98%        14.71%          --           17.38%
REGATTA GOLD NY CAPITAL OPPORTUNITIES              06/03/1996         -11.28%          --            --           20.03%
REGATTA GOLD NY INTERNATIONAL GROWTH               06/03/1996         -13.94%          --            --            2.64%
REGATTA GOLD NY INTL EMG MKTS EQUITIES             06/05/1996         -27.78%          --            --           -3.73%
REGATTA GOLD NY MASS INVESTORS GROWTH              05/05/1998         -12.38%          --            --           14.48%
REGATTA GOLD NY VALUE                              05/05/1998          22.47%          --            --           12.27%
REGATTA GOLD NY STRATEGIC INCOME                   05/05/1998          -4.00%          --            --            0.15%
REGATTA GOLD NY EMERGING GROWTH                    05/01/1995         -24.75%        19.84%          --           22.20%
REGATTA GOLD NY RESEARCH INTERNATIONAL             05/05/1998         -14.07%          --            --            8.60%
REGATTA GOLD NY RESEARCH GROWTH & INC              05/12/1997          -3.87%          --            --            9.15%
REGATTA GOLD NY STRATEGIC GROWTH                   11/01/1999         -15.96%          --            --            2.56%
REGATTA GOLD NY BOND                               05/05/1998           2.82%          --            --            2.77%
REGATTA GOLD NY GLOBAL TOTAL RETURN                11/07/1994          -4.62%         9.11%          --           10.21%
REGATTA GOLD NY NEW DISCOVERY                      05/05/1998          -6.34%          --            --           19.24%
REGATTA GOLD NY HIGH YIELD                         03/31/1993         -13.13%         2.88%          --            4.67%
REGATTA GOLD NY GLOBAL ASSET ALLOCATION            11/07/1994          -8.90%         7.50%          --            9.47%

          The length of the period and the last day of each period used in the above table are set out in the table headings. The Average Annual Total Return for each period was determined by finding the average annual compounded rate of return over each period that would equate the initial amount invested to the ending redeemable value for that period, in accordance with the following formula:

                                         n
                                 P(l + T)  = ERV

     Where:    P = a hypothetical initial Purchase Payment of $1,000
               T = average annual total return for the period n = number of years
             ERV = redeemable value (as of the end of the period) of a hypothetical $1,000 Purchase Payment made at the beginning of the 1-year, 5-year, or 10-year period (or fractional portion thereof)

The formula assumes that: 1) all recurring fees have been deducted from the Participant's Account; 2) all applicable non-recurring Contract charges are deducted at the end of the period, and 3) there will be a full surrender at the end of the period.

          The $30 annual Account Fee will be allocated among the Sub-Accounts so that each Sub-Account's allocated portion of the Account Fee is proportional to the percentage of the number of Contracts that have amounts allocated to that Sub-Account. Because the impact of Account Fees on a particular Contract may differ from those assumed in the computation due to differences between actual allocations and the assumed ones, the total return that would have been experienced by an actual Contract over these same time periods may have been different from that shown above.

NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN:


       The table below shows, for various Sub-Accounts of the Variable Account, the Non-Standardized Average Total Return for the stated periods (or shorter period indicated in the note below), based upon a hypothetical initial Purchase Payment of $1,000, calculated in accordance with the formula set out under "Standardized Average Annual Total Return". For purposes of determing these investment results, the actual investment performance of each Series of MFS/Sun Life Series Trust is reflected from the date such Series commenced operations ("Inception"), although the Contracts have been offered only since August 1996. No information is shown for the Series that have not commenced operations.


                     NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                           PERIOD ENDING DECEMBER 31, 2000




FUND NAME                                           INCEPTION DATE      1 YR NAV       5 YR NAV      10 YR NAV      LIFE NAV
REGATTA GOLD NY MONEY MARKET                         08/29/1985           4.51%          3.68%          3.21%         4.03%
REGATTA GOLD NY INT INVESTORS                        10/02/1995          -3.71%          7.73%           --           7.55%
REGATTA GOLD NY CAPITAL APPRECIATION                 08/13/1985         -12.63%         16.11%         16.99%        14.88%
REGATTA GOLD NY UTILITIES                            11/16/1993           5.52%         19.73%           --          16.74%
REGATTA GOLD NY GLOBAL GOVERNMENTS                   05/16/1988          -0.09%          1.44%          4.27%         5.22%
REGATTA GOLD NY MANAGED SECTORS                      05/27/1988         -21.91%         17.86%         17.32%        16.01%
REGATTA GOLD NY TOTAL RETURN                         05/16/1988          15.20%         11.74%         11.65%        10.92%
REGATTA GOLD NY GOVERNMENT SECURITIES                08/12/1985          10.60%          4.27%          5.93%         6.76%
REGATTA GOLD NY MASS INVESTORS TRUST                 12/05/1986          -1.27%         15.45%         15.08%        12.62%
REGATTA GOLD NY GLOBAL GROWTH                        11/16/1993         -14.32%         15.16%           --          13.72%
REGATTA GOLD NY RESEARCH                             11/07/1994          -5.43%         15.48%           --          17.85%
REGATTA GOLD NY CAPITAL OPPORTUNITIES                06/03/1996          -6.17%           --             --          20.52%
REGATTA GOLD NY INTERNATIONAL GROWTH                 06/03/1996          -9.07%           --             --           3.16%
REGATTA GOLD NY INTL EMG MKTS EQUITIES               06/05/1996         -23.80%           --             --          -3.37%
REGATTA GOLD NY MASS INVESTORS GROWTH                05/05/1998          -7.41%           --             --          15.98%
REGATTA GOLD NY VALUE                                05/05/1998          28.47%           --             --          13.81%
REGATTA GOLD NY STRATEGIC INCOME                     05/05/1998           1.49%           --             --           1.53%
REGATTA GOLD NY EMERGING GROWTH                      05/01/1995         -20.20%         20.46%           --          22.69%
REGATTA GOLD NY RESEARCH INTERNATIONAL               05/05/1998          -9.22%           --             --          10.21%
REGATTA GOLD NY RESEARCH GROWTH & INC                05/12/1997           1.69%           --             --          10.27%
REGATTA GOLD NY STRATEGIC GROWTH                     11/01/1999         -11.23%           --             --           7.07%
REGATTA GOLD NY BOND                                 05/05/1998           8.75%           --             --           4.23%
REGATTA GOLD NY GLOBAL TOTAL RETURN                  11/07/1994           0.91%          9.72%           --          10.55%
REGATTA GOLD NY NEW DISCOVERY                        05/05/1998          -0.99%           --             --          20.63%
REGATTA GOLD NY HIGH YIELD                           08/13/1985          -8.06%          3.48%          9.73%         6.82%
REGATTA GOLD NY GLOBAL ASSET ALLOCATION              11/07/1994          -3.65%          8.14%           --           9.83%

NON-STANDARIZED COMPOUND GROWTH RATE

          The table below shows, for various Sub-Accounts of the Variable Account, the Non-Standardized Compound Growth Rate for the stated periods (or shorter period indicated in the note below), based upon a hypothetical investment, calculated in accordance with the formula set out under "Standardized Average Annual Return," except that no withdrawal charges or annual Account Fees have been deducted. If withdrawal charges and Account Fees were reflected, returns would be lower (see "Standardized Average Annual Total Return" and "Non-Standardized Average Annual Total Return"). For purposes of determing these investment results, the actual investment performance of each Series of MFS/Sun Life Series Trust is reflected from the date such Series commenced operations ("Inception"), although the Contracts have been offered only since August, 1996. No information is shown for the Series that have not commenced operations.


                       NON-STANDARDIZED COMPOUND GROWTH RATE
                          PERIOD ENDING DECEMBER 31, 2000




REGATTA GOLD NY MONEY MARKET                          08/29/1985          -1.28%          3.09%          2.92%         3.67%
REGATTA GOLD NY INT INVESTORS                         10/02/1995          -8.95%          7.10%           --           6.99%
REGATTA GOLD NY CAPITAL APPRECIATION                  08/13/1985         -17.60%         15.44%         16.74%        14.62%
REGATTA GOLD NY UTILITIES                             11/16/1993          -0.35%         19.28%           --          16.68%
REGATTA GOLD NY GLOBAL GOVERNMENTS                    05/16/1988          -5.51%          0.98%          4.14%         5.08%
REGATTA GOLD NY MANAGED SECTORS                       05/27/1988         -26.12%         17.35%         17.21%        15.88%
REGATTA GOLD NY TOTAL RETURN                          05/16/1988           8.83%         10.95%         11.24%        10.49%
REGATTA GOLD NY GOVERNMENT SECURITIES                 08/12/1985           4.51%          3.70%          5.71%         6.52%
REGATTA GOLD NY MASS INVESTORS TRUST                  12/05/1986          -7.13%         14.68%         14.88%        12.44%
REGATTA GOLD NY GLOBAL GROWTH                         11/16/1993         -18.98%         14.60%           --          13.60%
REGATTA GOLD NY RESEARCH                              11/07/1994         -10.98%         14.71%           --          17.38%
REGATTA GOLD NY CAPITAL OPPORTUNITIES                 06/03/1996         -11.28%           --             --          20.03%
REGATTA GOLD NY INTERNATIONAL GROWTH                  06/03/1996         -13.94%           --             --           2.64%
REGATTA GOLD NY INTL EMG MKTS EQUITIES                06/05/1996         -27.78%           --             --          -3.73%
REGATTA GOLD NY MASS INVESTORS GROWTH                 05/05/1998         -12.38%           --             --          14.48%
REGATTA GOLD NY VALUE                                 05/05/1998          22.47%           --             --          12.27%
REGATTA GOLD NY STRATEGIC INCOME                      05/05/1998          -4.00%           --             --           0.15%
REGATTA GOLD NY EMERGING GROWTH                       05/01/1995         -24.75%         19.84%           --          22.20%
REGATTA GOLD NY RESEARCH INTERNATIONAL                05/05/1998         -14.07%           --             --           8.60%
REGATTA GOLD NY RESEARCH GROWTH & INC                 05/12/1997          -3.87%           --             --           9.15%
REGATTA GOLD NY STRATEGIC GROWTH                      11/01/1999          15.96%           --             --           2.56%
REGATTA GOLD NY BOND                                  05/05/1998           2.82%           --             --           2.77%
REGATTA GOLD NY GLOBAL TOTAL RETURN                   11/07/1994          -4.62%          9.11%           --          10.21%
REGATTA GOLD NY NEW DISCOVERY                         05/05/1998          -6.34%           --             --          19.24%
REGATTA GOLD NY HIGH YIELD                            08/13/1985         -13.13%          2.88%          9.67%         6.75%
REGATTA GOLD NY GLOBAL ASSET ALLOCATION               11/07/1994          -8.90%          7.50%           --           9.47%


ADDITIONAL NON-STANDARDIZED INVESTMENT PERFORMANCE:

          The Variable Account may illustrate its results over various periods and compare its results to indices and other variable annuities in sales materials including advertisements, brochures and sports. Such results may be computed on a "cumulative" and/or "annualized" basis.

          "Cumulative" quotations are arrived at by calculating the change in the Accumulation Unit value of a Sub-Account between the first and last day of the base period being measured, and expressing the difference as a percentage of the Accumulation Unit value at the beginning of the base period.

          "Annualized" quotations are calculated by applying a formula which determines the level rate of return which, if earned over the entire base period, would produce the cumulative return.

                        ADVERTISING AND SALES LITERATURE

          As set forth in the Prospectus, the Company may refer to the following organizations (and others) in its marketing materials:

          A.M. BEST'S RATING SYSTEM is designed to evaluate the various factors affecting the overall performance of an insurance company in order to provide an opinion as to an insurance company's relative financial strength and ability to meet its contractual obligations. The procedure includes both a quantitative and qualitative review of each company.

          DUFF & PHELPS CREDIT RATING Company's Insurance Company Claims Paying Ability Rating is an independent evaluation by a nationally accredited rating organization of an insurance company's ability to meet its future obligations under the contracts and products it sells. The rating takes into account both quantitative and qualitative factors.

          LIPPER VARIABLE INSURANCE PRODUCTS PERFORMANCE ANALYSIS SERVICE is a publisher of statistical data covering the investment company industry in the United States and overseas. Lipper is recognized as the leading source of data on open-end and closed-end funds. Lipper currently tracks the performance of over 5,000 investment companies and publishes numerous specialized reports, including reports on performance and portfolio analysis, fee and expense analysis.

          STANDARD & POOR's insurance claims-paying ability rating is an opinion of an operating insurance company's financial capacity to meet obligations of its insurance policies in accordance with their terms.

          VARDS (Variable Annuity Research Data Service) provides a comprehensive guide to variable annuity contract features and historical fund performance. The service also provides a readily understandable analysis of the comparative characteristics and market performance of funds inclusive in variable contracts.

          MOODY'S Investors Services, Inc.'s insurance claims-paying rating is a system of rating an insurance company's financial strength, market leadership, and ability to meet financial obligations. The purpose of Moody's ratings is to provide investors with a simple system of gradation by which the relative quality of insurance companies may be noted.

          STANDARD & POOR'S INDEX - broad-based measurement of changes in stock-market conditions based on the average performance of 500 widely held common stocks; commonly known as the Standard & Poor's 500 (S&P 500). The selection of stocks, their relative weightings to reflect differences in the number of outstanding shares, and publication of the index itself are services of Standard & Poor's Corporation, a financial advisory, securities rating, and publishing firm. The index tracks 400 industrial company stocks, 20 transportation stocks, 40 financial company stocks, and 40 public utilities.

          NASDAQ-OTC Price Index - this index is based on the National Association of Securities Dealers Automated Quotations (NASDAQ) and represents all domestic over-the-counter stocks except those traded on exchanges and those having only one market maker, a total of some 3,500 stocks. It is market valuew eighted and was introduced with a base of 100.00 on February 5, 1971.

          DOW JONES INDUSTRIAL AVERAGE (DJIA) - price-weighted average of 30 actively traded blue chip stocks, primarily industrials, but including American Express Company and American Telephone and Telegraph Company. Prepared and Published by Dow Jones & Company, it is the oldest and most widely quoted of all the market indicators. The average is quoted in points, not dollars.

          MORNINGSTAR, Inc. is an independent financial publisher offering comprehensive statistical and analytical coverage of open-end and closed-end funds and variable annuities. This coverage for mutual funds includes, among other information, performance analysis rankings, risk rankings (e.g. aggressive, moderate or conservative), and "style box" matrices. Style box matrices display, for equity funds, the investment philosophy and size of the companies in which the fund invests and, for fixed-income funds, interest rate sensitivity and credit quality of the investment instruments.

          IBBOTSON ASSOCIATES, Inc. is a consulting firm that provides a variety of historical data, including total return, capital appreciation and income, on the stock market as well as other investment asset classes, and inflation. This information will be used primarily for comparative purposes and to illustrate general financial planning principles.

          In its advertisements and other sales literature for the Variable Account and the Series Fund, the Company may illustrate the advantages of the Contracts in a number of ways:

          DOLLAR-COST AVERAGING ILLUSTRATIONS. These illustrations will generally discuss the price-leveling effect of making regular investments in the same Sub-Accounts over a period of time, to take advantage of the trends in market prices of the portfolio securities purchased by those Sub-Accounts.

          SYSTEMATIC WITHDRAWAL PROGRAM. A service provided by the Company, through which a Participant may take any distribution allowed by Internal Revenue Code Section 401 (a) (9) in the case of Qualified Contracts, or permitted under Internal Revenue Code Section 72 in the case of Non-Qualified Contracts, by way of a series of partial withdrawals. Withdrawals under this program may be fully or partially includible in income and may be subject to a 10% penalty tax. Consult your tax advisor.

          THE COMPANY'S OR THE FUNDS' CUSTOMERS. Sales literature for the Variable Account and the Funds may refer to the number of clients which they serve.


          THE COMPANY'S OR THE FUNDS' ASSETS, SIZE. The Company may discuss its general financial condition (see, for example, the references to Standard & Poor's, Duff & Phelps and A.M. Best Company above); it may refer to its assets; it may also discuss its relative size and/or ranking among companies in the industry or among any sub-classification of those companies, based upon recognized evaluation criteria. The Company may also discuss these types of information in relation to its parents. For example, at December 31, 1999 Sun Life Assurance Company of Canada (U.S.) was the 69th largest U.S. life insurance company based upon overall assets and its parent company, Sun Life Assurance Company of Canada, was the 41st largest.

          COMPOUND INTEREST ILLUSTRATIONS. These will emphasize several advantages of the variable annuity contract. For example, but not by way of limitation, the literature may emphasize the potential savings through tax deferral; the potential advantage of the Variable Account over the Fixed Account; and the compounding effect when a participant makes regular deposits to his or her account.

          The Company may use hypothetical illustrations of the benefits of tax deferral, including but not limited to the following chart:

          The chart below assumes an initial investment of $10,000 which remains fully invested for the entire time period, an 8% annual return, and a 33% combined federal and state income tax rate. It compares how three different investments might fare over 10, 20, and 30 years. The first example illustrates an investment in a non-tax-deferred account and assumes that taxes are paid annually out of that account. The second example illustrates how the same investment would grow in a tax-deferred investment, such as an annuity. And the third example illustrates the net value of the tax-deferred investment after paying taxes on the full account value.

--------------------------------------------------------------------------------
                                      10 YEARS       20 YEARS       30 YEARS
--------------------------------------------------------------------------------
 Non-Tax-Deferred Account              $16,856        $28,413       $ 47,893
--------------------------------------------------------------------------------
 Tax-Deferred Account                  $21,589        $46,610       $100,627
--------------------------------------------------------------------------------
 Tax-Deferred Account After            $17,765        $34,528       $ 70,720
--------------------------------------------------------------------------------
 Paying Taxes
--------------------------------------------------------------------------------

THIS ILLUSTRATION IS HYPOTHETICAL AND DOES NOT REPRESENT THE PROJECTED PERFORMANCE OF THE REGATTA GOLD-NY VARIABLE ANNUITY OR ANY OF ITS INVESTMENT OPTIONS. THE ILLUSTRATION DOES NOT REFLECT THE DEDUCTION OF ANY CHARGES OR FEES RELATED TO PORTFOLIO MANAGEMENT, MORTALITY AND EXPENSE, OR ACCOUNT ADMINISTRATION. TAXES ON EARNINGS WITHIN AN ANNUITY ARE DUE UPON WITHDRAWAL. WITHDRAWALS MAY ALSO BE SUBJECT TO SURRENDER CHARGES AND, IF MADE PRIOR TO AGE 59 1/2, A 10% FEDERAL PENALTY TAX.

                                     CALCULATIONS

EXAMPLE OF VARIABLE ACCUMULATION UNIT VALUE CALCULATION

     Suppose the net asset value of a Series Fund share at the end of the current valuation period is $18.38; at the end of the immediately preceding valuation period was $18.32; the Valuation Period is one day; and no dividends or distributions caused Series Fund shares to go "ex-dividend" during the current Valuation Period. $18.38 divided by $18.32 is 1.00327511. Subtracting the one day risk factor for mortality and expense risks and the administrative expense charge of .00003863 (the daily equivalent of the current maximum charge of 1.40% on an annual basis) gives a net investment factor of 1.00323648. If the value of the variable accumulation unit for the immediately preceding valuation period had been 14.5645672, the value for the current valuation period would be 14.6117051 (14.5645672 X 1.00323648).

EXAMPLE OF VARIABLE ANNUITY UNIT CALCULATION

     Suppose the circumstances of the first example exist, and the value of an annuity unit for the immediately preceding valuation period had been
12.3456789. If the first variable annuity payment is determined by using an annuity payment based on an assumed interest rate of 3% per year, the value of the annuity unit for the current valuation period would be 12.3846325 (12.3456789 X 1.00323648 (the Net Investment Factor) X 0.99991902).
0.99991902 is the factor, for a one day Valuation Period, that neutralizes the assumed interest rate of 3% per year used to establish the Annuity Payment Rates found in certain Contracts. (The factor that neutralizes the assumed interest rate of 3% per year used to establish the Annuity Payment Rates found in other Contracts is 0.99991902).

EXAMPLE OF VARIABLE ANNUITY PAYMENT CALCULATION

    Suppose that a Participant Account is credited with 8,765.4321 variable accumulation units of a particular Sub-Account but is not credited with any fixed accumulation units; that the variable accumulation unit value and the annuity unit value for the particular Sub-Account for the valuation period which ends immediately preceding the annuity commencement date are
14.5645672 and 12.3456789 respectively; that the annuity payment rate for the age and option elected is $6.78 per $1,000; and that the annuity unit value on the day prior to the second variable annuity payment date is 12.3846325. The first variable annuity payment would be $865.57 (8,765.4321 X 14.5845672 X 6.78 divided by 1,000). The number of annuity units credited would be
70.1112 ($865.57 divided by 12.3456789) and the second variable annuity payment would be $868.28 (70.1112 X 12.3846325).


                           DISTRIBUTION OF THE CONTRACTS

          We offer the Contracts on a continuous basis. The Contracts are sold by licensed insurance agents in the State of New York. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. and who have entered into distribution agreements with the Company and the general distributor and principal underwriter of the Contracts, Clarendon Insurance Agency, Inc. ("Clarendon"), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481. Clarendon is a wholly-owned subsidiary of the Sun Life (U.S.). Clarendon is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Clarendon also acts as the general distributor of certain other annuity contracts issued by the Company Sun Life (U.S.) and variable life insurance contracts issued by Sun Life (U.S.).

          Commissions and other distribution compensation will be paid by the Company to the selling agents and will not be more than 7.10% of Purchase Payments. In addition, after the first Account Year, broker-dealers who have entered into distribution agreements with the Company may receive an annual renewal commission of no more than 1.00% of the Participant's Account Value. In addition to commissions, the Company may, from time to time, pay or allow additional promotional incentives, in the form of cash or other compensation. In some instances, such other incentives may be offered only to certain broker-dealers that sell or are expected to sell during specified time periods certain minimum amounts of the Contracts or Certificates or other contracts offered by the Company. Commissions will not be paid with respect to Participant Accounts established for the personal account of employees of the Company or any of its affiliates, or of persons engaged in the distribution of the Contracts, or of immediate family members of such employees or persons. In addition, commissions may be waived or reduced in connection with certain transactions described in the Prospectus under the heading "Waivers; Reduced Charges; Credits; Bonus Guaranteed Interest Rates."


                       DESIGNATION AND CHANGE OF BENEFICIARY

          The Beneficiary designation in the Application will remain in effect until changed.


          Subject to the rights of an irrevocably designated Beneficiary, you may change or revoke the designation of Beneficiary by filing the change or revocation with us in the form we require. The change or revocation will not be binding on us until we receive it. When we receive it, the change or revocation will be effective as of the date on which it was signed, but the change or revocation will be without prejudice to us on account of any payment we make or any action we take before receiving the change or revocation.

          Please refer to the terms of your particular retirement plan and any applicable legislation for any restrictions on the beneficiary designation.

                                     CUSTODIAN

          We are the Custodian of the assets of the Variable Account. We will purchase Series Fund shares at net asset value in connection with amounts allocated to the Sub-Accounts in accordance with your instructions, and we will redeem Series Fund shares at net asset value for the purpose of meeting the contractual obligations of the Variable Account, paying charges relative to the Variable Account or making adjustments for annuity reserves held in the Variable Account.

                                FINANCIAL STATEMENTS

          The Financial Statements of Sun Life Insurance and Annuity Company of New York and Sun Life (N.Y.) Variable Account C for the year ended December 31, 2000 included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

STATEMENT OF CONDITION
 -- December 31, 2000

 ASSETS:                                               Shares        Cost         Value
 Investments in MFS/Sun Life Series Trust:           ----------  ------------  ------------
     Bond Series (BDS).............................      14,319  $    149,226  $    156,259
     Capital Appreciation Series (CAS).............   1,341,079    57,115,676    55,719,923
     Capital Opportunities Series (COS)............     475,636     9,908,226     9,850,473
     Massachusetts Investors Trust Series (MIT)....   2,138,921    72,647,211    75,125,167
     Emerging Growth Series (EGS)..................   1,360,366    36,332,954    39,878,865
     Equity Income Series (EIS)....................      77,390     1,007,496     1,118,503
     Foreign & Colonial Emerging Markets Equity
      Series (FCE).................................      19,547       205,028       172,476
     International Growth and Income Series
      (FCI)........................................     243,344     3,029,732     3,201,734
     International Growth Series (FCG).............     117,831     1,388,931     1,395,156
     Government Securities Series (GSS)............   1,183,913    15,110,039    15,520,291
     High Yield Series (HYS).......................   1,669,616    15,027,604    12,735,674
     Managed Sectors Series (MSS)..................     596,547    21,346,456    19,894,836
     Massachusetts Investors Growth Stock Series
      (MIS)........................................     575,933     8,840,256     8,354,277
     Money Market Series (MMS).....................  11,536,313    11,536,313    11,536,313
     New Discovery Series (NWD)....................     170,035     2,776,975     2,717,854
     Research Equity Series (RES)..................   1,767,406    38,621,804    41,798,581
     Research Growth and Income Series (RGS).......     279,120     3,716,697     4,080,292
     Strategic Growth Series (SGS).................       8,863       108,241        96,688
     Total Return Series (TRS).....................   2,878,275    54,698,128    56,687,039
     Utilities Series (UTS)........................   1,031,999    17,641,204    19,687,015
     Global Asset Allocation Series (GAA)..........     222,206     3,255,086     3,324,749
     Global Governments Series (GGS)...............     306,372     3,278,231     3,049,764
     Global Growth Series (GGR)....................     881,040    15,571,058    16,275,987
     Global Total Return Series (GTR)..............     284,932     4,399,532     4,485,309
     Research International Series (RSS)...........      70,584       942,965       896,416
     Strategic Income Series (SIS).................      34,633       348,360       349,750
                                                                 ------------  ------------
                                                                 $399,003,429  $408,109,391
                                                                 ============
 LIABILITY:
     Payable to sponsor............................                                (139,972)
                                                                               ------------
         Net Assets................................                            $407,969,419
                                                                               ============

                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

STATEMENT OF CONDITION
 -- December 31, 2000 -- continued

 NET ASSETS:
                                           Applicable to Owners of
                                          Deferred Variable Annuity
                                                  Contracts               Reserve
                                      ---------------------------------     for
                                                   Unit                   Variable
                                        Units     Value       Value      Annuities      Total
                                      ---------  --------  ------------  ----------  ------------
 Regatta-NY Contracts:
     CAS............................    878,308  $29.7280  $ 26,103,334  $   95,003  $ 26,198,337
     MIT............................    684,415   27.5275    18,837,461     143,569    18,981,030
     GSS............................    543,141   14.2931     7,762,589      69,831     7,832,420
     HYS............................    209,754   14.3731     3,027,982       6,642     3,034,624
     MSS............................    268,401   31.1237     8,353,437      --         8,353,437
     MMS............................    443,137   12.8570     5,691,288     122,126     5,813,414
     TRS............................  1,053,465   22.1007    23,276,681     600,198    23,876,879
     UTS............................     97,977   31.1078     3,048,679      74,203     3,122,882
     GGS............................    170,907   13.0217     2,228,288      --         2,228,288
     GGR............................    312,693   22.2203     6,949,042      55,946     7,004,988
                                                           ------------  ----------  ------------
                                                           $105,278,781  $1,167,518  $106,446,299
                                                           ------------  ----------  ------------
 Regatta Gold-NY Contracts:
     BDS............................     14,630  $10.6791  $    156,259  $   --      $    156,259
     CAS............................  1,492,787   19.7625    29,501,220       7,152    29,508,372
     COS............................    530,934   18.5566     9,850,473      --         9,850,473
     MIT............................  2,982,000   18.6244    55,535,149     574,130    56,109,279
     EGS............................  1,714,685   23.1680    39,724,071     152,130    39,876,201
     EIS............................     88,109   12.6949     1,118,503      --         1,118,503
     FCE............................     24,973    6.9035       172,476      --           172,476
     FCI............................    220,666   14.3192     3,159,702      42,264     3,201,966
     FCG............................    121,359   11.4167     1,385,469      10,055     1,395,524
     GSS............................    610,154   12.5815     7,675,295       9,289     7,684,584
     HYS............................    848,963   11.3643     9,654,968      51,641     9,706,609
     MSS............................    515,612   22.2545    11,474,449      67,264    11,541,713
     MIS............................    703,237   11.6369     8,182,395     167,980     8,350,375
     MMS............................    487,950   11.7167     5,719,053      --         5,719,053
     NWD............................    168,713   15.8421     2,672,898      43,231     2,716,129
     RES............................  2,232,305   18.7162    41,779,949      19,329    41,799,278
     RGS............................    289,277   14.0128     4,063,385      17,540     4,080,925
     SGS............................     11,374    8.5000        96,688      --            96,688
     TRS............................  1,932,406   16.6629    32,185,801     547,276    32,733,077
     UTS............................    709,257   23.1986    16,475,921      83,936    16,559,857
     GAA............................    241,078   13.7738     3,324,749      --         3,324,749
     GGS............................     76,984   10.6604       821,168      --           821,168
     GGR............................    489,355   18.9231     9,261,002       7,102     9,268,104
     GTR............................    295,796   14.9900     4,433,964      51,628     4,485,592
     RSS............................     73,754   12.1549       896,416      --           896,416
     SIS............................     33,990   10.2897       349,750      --           349,750
                                                           ------------  ----------  ------------
                                                           $299,671,173  $1,851,947  $301,523,120
                                                           ------------  ----------  ------------
         Net Assets......................................  $404,949,954  $3,019,465  $407,969,419
                                                           ============  ==========  ============

                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

STATEMENT OF OPERATIONS
 -- Year Ended December 31, 2000

                                               BDS           CAS           COS          MIT           EGS
                                           Sub-Account   Sub-Account   Sub-Account  Sub-Account   Sub-Account
                                           -----------  -------------  -----------  ------------  ------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............   $  1,085    $  8,562,281   $1,035,027   $  5,939,218  $  4,973,543
   Mortality and expense risk charges....       (800)       (817,517)    (122,930)      (966,779)     (612,435)
   Distribution and administrative
    expense charges......................        (96)        (98,102)     (14,752)      (116,014)      (73,492)
                                            --------    ------------   -----------  ------------  ------------
       Net investment income (loss)......   $    189    $  7,646,662   $  897,345   $  4,856,425  $  4,287,616
                                            --------    ------------   -----------  ------------  ------------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
    transactions:
     Proceeds from sales.................   $ 67,276    $ 13,632,574   $1,988,637   $ 15,436,833  $ 11,008,937
     Cost of investments sold............    (67,151)     (9,840,181)  (1,300,887)   (12,915,694)   (5,156,350)
                                            --------    ------------   -----------  ------------  ------------
       Net realized gains (losses).......   $    125    $  3,792,393   $  687,750   $  2,521,139  $  5,852,587
                                            --------    ------------   -----------  ------------  ------------
   Net unrealized appreciation
    (depreciation) on investments:
     End of year.........................   $  7,033    $ (1,395,753)  $  (57,753)  $  2,477,956  $  3,545,911
     Beginning of year...................         36      18,216,011    2,373,799     10,957,132    24,375,559
                                            --------    ------------   -----------  ------------  ------------
       Change in unrealized appreciation
        (depreciation)...................   $  6,997    $(19,611,764)  $(2,431,552) $ (8,479,176) $(20,829,648)
                                            --------    ------------   -----------  ------------  ------------
         Realized and unrealized gains
          (losses).......................   $  7,122    $(15,819,371)  $(1,743,802) $ (5,958,037) $(14,977,061)
                                            --------    ------------   -----------  ------------  ------------
   INCREASE (DECREASE) IN NET ASSETS FROM
    OPERATIONS...........................   $  7,311    $ (8,172,709)  $ (846,457)  $ (1,101,612) $(10,689,445)
                                            ========    ============   ===========  ============  ============

                                               EIS          FCE          FCI          FCG          GSS
                                           Sub-Account  Sub-Account  Sub-Account  Sub-Account  Sub-Account
                                           -----------  -----------  -----------  -----------  -----------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............   $   3,460    $      24    $ 343,495    $  21,826   $   808,722
   Mortality and expense risk charges....      (5,294)      (2,585)     (41,241)     (14,317)     (170,569)
   Distribution and administrative
    expense charges......................        (635)        (310)      (4,949)      (1,718)      (20,468)
                                            ---------    ---------    ---------    ---------   -----------
       Net investment income (loss)......   $  (2,469)   $  (2,871)   $ 297,305    $   5,791   $   617,685
                                            ---------    ---------    ---------    ---------   -----------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
    transactions:
     Proceeds from sales.................   $ 260,537    $ 289,790    $ 890,610    $ 109,922   $ 5,358,961
     Cost of investments sold............    (233,579)    (245,007)    (745,741)     (91,190)   (5,444,793)
                                            ---------    ---------    ---------    ---------   -----------
       Net realized gains (losses).......   $  26,958    $  44,783    $ 144,869    $  18,732   $   (85,832)
                                            ---------    ---------    ---------    ---------   -----------
   Net unrealized appreciation
    (depreciation) on investments:
     End of year.........................   $ 111,007    $ (32,552)   $ 172,002    $   6,225   $   410,252
     Beginning of year...................       1,892       60,846      743,681      139,979      (468,481)
                                            ---------    ---------    ---------    ---------   -----------
       Change in unrealized appreciation
        (depreciation)...................   $ 109,115    $ (93,398)   $(571,679)   $(133,754)  $   878,733
                                            ---------    ---------    ---------    ---------   -----------
         Realized and unrealized gains
          (losses).......................   $ 136,073    $ (48,615)   $(426,810)   $(115,022)  $   792,901
                                            ---------    ---------    ---------    ---------   -----------
   INCREASE (DECREASE) IN NET ASSETS FROM
    OPERATIONS...........................   $ 133,604    $ (51,486)   $(129,505)   $(109,231)  $ 1,410,586
                                            =========    =========    =========    =========   ===========

                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

STATEMENT OF OPERATIONS
 -- Year Ended December 31, 2000 -- continued

                                               HYS           MSS           MIS          MMS           NWD
                                           Sub-Account   Sub-Account   Sub-Account  Sub-Account   Sub-Account
                                           -----------  -------------  -----------  ------------  -----------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............  $1,416,461   $  4,725,617   $  261,105   $    751,854   $ 127,103
   Mortality and expense risk charges....    (182,017)      (305,401)     (83,260)      (160,331)    (26,640)
   Distribution and administrative
    expense charges......................     (21,842)       (36,648)      (9,991)       (19,240)     (3,197)
                                           -----------  ------------   -----------  ------------   ---------
       Net investment income (loss)......  $1,212,602   $  4,383,568   $  167,854   $    572,283   $  97,266
                                           -----------  ------------   -----------  ------------   ---------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
    transactions:
     Proceeds from sales.................  $4,322,866   $  5,463,495   $  538,479   $ 31,787,632   $ 342,624
     Cost of investments sold............  (4,914,647)    (3,594,209)    (428,088)   (31,787,632)   (208,193)
                                           -----------  ------------   -----------  ------------   ---------
       Net realized gains (losses).......  $ (591,781)  $  1,869,286   $  110,391   $    --        $ 134,431
                                           -----------  ------------   -----------  ------------   ---------
   Net unrealized appreciation
    (depreciation) on investments:
     End of year.........................  $(2,291,930) $ (1,451,620)  $ (485,979)  $    --        $ (59,121)
     Beginning of year...................    (534,885)    11,084,433      576,430        --          330,852
                                           -----------  ------------   -----------  ------------   ---------
       Change in unrealized appreciation
        (depreciation)...................  $(1,757,045) $(12,536,053)  $(1,062,409) $    --        $(389,973)
                                           -----------  ------------   -----------  ------------   ---------
         Realized and unrealized gains
          (losses).......................  $(2,348,826) $(10,666,767)  $ (952,018)  $    --        $(255,542)
                                           -----------  ------------   -----------  ------------   ---------
   INCREASE (DECREASE) IN NET ASSETS FROM
    OPERATIONS...........................  $(1,136,224) $ (6,283,199)  $ (784,164)  $    572,283   $(158,276)
                                           ===========  ============   ===========  ============   =========

                                               RES          RGS           SGS             TRS           UTS
                                           Sub-Account  Sub-Account  Sub-Account(a)   Sub-Account   Sub-Account
                                           -----------  -----------  --------------  -------------  ------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............  $ 4,941,583   $  68,786      $--          $  5,249,850   $ 1,812,433
   Mortality and expense risk charges....     (578,979)    (48,914)         (363)        (648,370)     (229,549)
   Distribution and administrative
    expense charges......................      (69,478)     (5,870)          (44)         (77,804)      (27,546)
                                           -----------   ---------      --------     ------------   -----------
       Net investment income (loss)......  $ 4,293,126   $  14,002      $   (407)    $  4,523,676   $ 1,555,338
                                           -----------   ---------      --------     ------------   -----------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
    transactions:
     Proceeds from sales.................  $ 5,415,142   $ 679,466      $  9,610     $ 13,274,285   $ 1,840,875
     Cost of investments sold............   (3,644,887)   (595,910)       (9,616)     (13,933,848)   (1,376,755)
                                           -----------   ---------      --------     ------------   -----------
       Net realized gains (losses).......  $ 1,770,255   $  83,556      $     (6)    $   (659,563)  $   464,120
                                           -----------   ---------      --------     ------------   -----------
   Net unrealized appreciation
    (depreciation) on investments:
     End of year.........................  $ 3,176,777   $ 363,595      $(11,553)    $  1,988,911   $ 2,045,811
     Beginning of year...................   11,588,184     389,342       --            (1,590,588)    3,151,974
                                           -----------   ---------      --------     ------------   -----------
       Change in unrealized appreciation
        (depreciation)...................  $(8,411,407)  $ (25,747)     $(11,553)    $  3,579,499   $(1,106,163)
                                           -----------   ---------      --------     ------------   -----------
         Realized and unrealized gains
          (losses).......................  $(6,641,152)  $  57,809      $(11,559)    $  2,919,936   $  (642,043)
                                           -----------   ---------      --------     ------------   -----------
   INCREASE (DECREASE) IN NET ASSETS FROM
    OPERATIONS...........................  $(2,348,026)  $  71,811      $(11,966)    $  7,443,612   $   913,295
                                           ===========   =========      ========     ============   ===========

(a) For the period January 1, 2000 (commencement of operations) through December 31, 2000.

                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

STATEMENT OF OPERATIONS
 -- Year Ended December 31, 2000 -- continued

                                               GAA          GGS          GGR          GTR          RSS          SIS
                                           Sub-Account  Sub-Account  Sub-Account  Sub-Account  Sub-Account  Sub-Account
                                           -----------  -----------  -----------  -----------  -----------  -----------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............   $ 190,962   $  143,740   $3,050,314    $ 339,406    $  35,444     $10,310
   Mortality and expense risk charges....     (44,132)     (41,179)    (241,200)     (55,065)      (8,563)     (3,460)
   Distribution and administrative
    expense charges......................      (5,296)      (4,942)     (28,944)      (6,608)      (1,028)       (415)
                                            ---------   -----------  -----------   ---------    ---------     -------
       Net investment income (loss)......   $ 141,534   $   97,619   $2,780,170    $ 277,733    $  25,853     $ 6,435
                                            ---------   -----------  -----------   ---------    ---------     -------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
    transactions:
     Proceeds from sales.................   $ 464,553   $1,116,156   $4,139,345    $ 578,929    $ 308,321     $ 6,267
     Cost of investments sold............    (425,337)  (1,311,344)  (2,756,611)    (535,721)    (287,653)     (6,352)
                                            ---------   -----------  -----------   ---------    ---------     -------
       Net realized gains (losses).......   $  39,216   $ (195,188)  $1,382,734    $  43,208    $  20,668     $   (85)
                                            ---------   -----------  -----------   ---------    ---------     -------
   Net unrealized appreciation
    (depreciation) on investments:
     End of year.........................   $  69,663   $ (228,467)  $  704,929    $  85,777    $ (46,549)    $ 1,390
     Beginning of year...................     387,442     (311,489)   7,697,264      369,215       60,637       3,024
                                            ---------   -----------  -----------   ---------    ---------     -------
       Change in unrealized appreciation
        (depreciation)...................   $(317,779)  $   83,022   $(6,992,335)  $(283,438)   $(107,186)    $(1,634)
                                            ---------   -----------  -----------   ---------    ---------     -------
         Realized and unrealized gains
          (losses).......................   $(278,563)  $ (112,166)  $(5,609,601)  $(240,230)   $ (86,518)    $(1,719)
                                            ---------   -----------  -----------   ---------    ---------     -------
   INCREASE (DECREASE) IN NET ASSETS FROM
    OPERATIONS...........................   $(137,029)  $  (14,547)  $(2,829,431)  $  37,503    $ (60,665)    $ 4,716
                                            =========   ===========  ===========   =========    =========     =======

                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

STATEMENTS OF CHANGES IN NET ASSETS

                                                   BDS                      CAS                         COS
                                               Sub-Account              Sub-Account                 Sub-Account
                                            ------------------   --------------------------   ------------------------
                                                Year Ended               Year Ended                  Year Ended
                                               December 31,             December 31,                December 31,
                                              2000     1999(a)       2000          1999          2000          1999
                                            --------   -------   ------------   -----------   -----------   ----------
 OPERATIONS:
   Net investment income (loss)..........   $    189   $  (218)  $  7,646,662   $ 5,062,542   $   897,345   $   30,887
   Net realized gains (losses)...........        125      (547)     3,792,393     2,123,016       687,750      121,135
   Net unrealized gains (losses).........      6,997        36    (19,611,764)    8,929,307    (2,431,552)   2,048,125
                                            --------   -------   ------------   -----------   -----------   ----------
       Increase (Decrease) in net assets
        from operations..................   $  7,311   $  (729)  $ (8,172,709)  $16,114,865   $  (846,457)  $2,200,147
                                            --------   -------   ------------   -----------   -----------   ----------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received..........   $ 55,771   $16,159   $  1,737,371   $ 3,420,550   $ 1,110,890   $  843,965
     Net transfers between Sub-Accounts
      and Fixed Account..................     70,905     7,594       (832,250)      855,474     1,621,983    2,140,661
     Withdrawals, surrenders,
      annuitizations and contract
      charges............................       (747)       (5)    (5,655,055)   (2,622,533)     (415,708)    (134,822)
                                            --------   -------   ------------   -----------   -----------   ----------
       Net accumulation activity.........   $125,929   $23,748   $ (4,749,934)  $ 1,653,491   $ 2,317,165   $2,849,804
                                            --------   -------   ------------   -----------   -----------   ----------
   Annuitization Activity:
     Annuitizations......................   $  --      $ --      $      9,269   $   --        $   --        $   --
     Annuity payments and account fees...      --        --           (37,966)      (34,018)      --            --
     Adjustments to annuity reserve......      --        --             2,787        (3,331)      --            --
                                            --------   -------   ------------   -----------   -----------   ----------
       Net annuitization activity........   $  --      $ --      $    (25,910)  $   (37,349)  $   --        $   --
                                            --------   -------   ------------   -----------   -----------   ----------
   Increase (Decrease) in net assets from
    contract owner
    transactions.........................   $125,929   $23,748   $ (4,775,844)  $ 1,616,142   $ 2,317,165   $2,849,804
                                            --------   -------   ------------   -----------   -----------   ----------
     Increase (Decrease) in net assets...   $133,240   $23,019   $(12,948,553)  $17,731,007   $ 1,470,708   $5,049,951
 NET ASSETS:
   Beginning of year.....................     23,019     --        68,655,262    50,924,255     8,379,765    3,329,814
                                            --------   -------   ------------   -----------   -----------   ----------
   End of year...........................   $156,259   $23,019   $ 55,706,709   $68,655,262   $ 9,850,473   $8,379,765
                                            ========   =======   ============   ===========   ===========   ==========

(a) For the period May 27, 1999 (commencement of operations) through December 31, 1999.

                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

                                                       MIT                         EGS                        EIS
                                                   Sub-Account                 Sub-Account                Sub-Account
                                            -------------------------   --------------------------   ---------------------
                                                   Year Ended                   Year Ended                Year Ended
                                                  December 31,                 December 31,              December 31,
                                               2000          1999           2000          1999          2000      1999(b)
                                            -----------   -----------   ------------   -----------   ----------   --------
 OPERATIONS:
   Net investment income (loss)..........   $ 4,856,425   $ 4,890,263   $  4,287,616   $    18,486   $   (2,469)  $ (1,118)
   Net realized gains (losses)...........     2,521,139     2,460,538      5,852,587     1,609,849       26,958        (25)
   Net unrealized gains (losses).........    (8,479,176)   (3,031,771)   (20,829,648)   18,929,458      109,115      1,892
                                            -----------   -----------   ------------   -----------   ----------   --------
       Increase (Decrease) in net assets
        from operations..................   $(1,101,612)  $ 4,319,030   $(10,689,445)  $20,557,793   $  133,604   $    749
                                            -----------   -----------   ------------   -----------   ----------   --------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received..........   $ 2,457,740   $ 6,834,904   $  2,147,374   $ 2,616,690   $  414,597   $151,100
     Net transfers between Sub-Accounts
      and Fixed Account..................    (4,016,269)    2,960,318      6,121,903     1,809,663      353,992     83,765
     Withdrawals, surrenders,
      annuitizations and contract
      charges............................    (6,259,219)   (3,220,067)    (6,500,909)   (1,197,519)     (19,002)      (302)
                                            -----------   -----------   ------------   -----------   ----------   --------
       Net accumulation activity.........   $(7,817,748)  $ 6,575,155   $  1,768,368   $ 3,228,834   $  749,587   $234,563
                                            -----------   -----------   ------------   -----------   ----------   --------
   Annuitization Activity:
     Annuitizations......................   $    67,579   $   304,547   $     52,612   $   157,333   $   --       $  --
     Annuity payments and account fees...       (79,741)      (45,178)       (18,916)         (391)      --          --
     Adjustments to annuity reserve......        (7,282)       (5,651)        (3,224)          560       --          --
                                            -----------   -----------   ------------   -----------   ----------   --------
       Net annuitization activity........   $   (19,444)  $   253,718   $     30,472   $   157,502   $   --       $  --
                                            -----------   -----------   ------------   -----------   ----------   --------
   Increase (Decrease) in net assets from
    contract owner
    transactions.........................   $(7,837,192)  $ 6,828,873   $  1,798,840   $ 3,386,336   $  749,587   $234,563
                                            -----------   -----------   ------------   -----------   ----------   --------
     Increase (Decrease) in net assets...   $(8,938,804)  $11,147,903   $ (8,890,605)  $23,944,129   $  883,191   $235,312
 NET ASSETS:
   Beginning of year.....................    84,029,113    72,881,210     48,766,806    24,822,677      235,312      --
                                            -----------   -----------   ------------   -----------   ----------   --------
   End of year...........................   $75,090,309   $84,029,113   $ 39,876,201   $48,766,806   $1,118,503   $235,312
                                            ===========   ===========   ============   ===========   ==========   ========

(b) For the period May 7, 1999 (commencement of operations) through December 31, 1999.

                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

                                                    FCE                     FCI                      FCG
                                                Sub-Account             Sub-Account              Sub-Account
                                            -------------------   -----------------------   ---------------------
                                                Year Ended              Year Ended               Year Ended
                                               December 31,            December 31,             December 31,
                                              2000       1999        2000         1999         2000        1999
                                            --------   --------   ----------   ----------   ----------   --------
 OPERATIONS:
   Net investment income (loss)..........   $ (2,871)  $ (2,671)  $  297,305   $   55,391   $    5,791   $ (3,998)
   Net realized gains (losses)...........     44,783     (9,723)     144,869      136,713       18,732      1,750
   Net unrealized gains (losses).........    (93,398)    87,017     (571,679)     298,397     (133,754)   160,416
                                            --------   --------   ----------   ----------   ----------   --------
       Increase (Decrease) in net assets
        from operations..................   $(51,486)  $ 74,623   $ (129,505)  $  490,501   $ (109,231)  $158,168
                                            --------   --------   ----------   ----------   ----------   --------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received..........   $ 11,854   $ 22,461   $  152,805   $   87,199   $  415,386   $ 71,687
     Net transfers between Sub-Accounts
      and Fixed Account..................    (11,130)    28,083      (72,736)    (346,722)     449,919     86,593
     Withdrawals, surrenders,
      annuitizations and contract
      charges............................    (37,664)    (4,298)    (404,064)     (72,236)     (49,375)   (29,465)
                                            --------   --------   ----------   ----------   ----------   --------
       Net accumulation activity.........   $(36,940)  $ 46,246   $ (323,995)  $ (331,759)  $  815,930   $128,815
                                            --------   --------   ----------   ----------   ----------   --------
   Annuitization Activity:
     Annuitizations......................   $  --      $  --      $   --       $   --       $   --       $  8,601
     Annuity payments and account fees...      --         --          (3,612)      --             (733)      (365)
     Adjustments to annuity reserve......      --         --             232       --             (102)       470
                                            --------   --------   ----------   ----------   ----------   --------
       Net annuitization activity........   $  --      $  --      $   (3,380)  $   --       $     (835)  $  8,706
                                            --------   --------   ----------   ----------   ----------   --------
   Increase (Decrease) in net assets from
    contract owner
    transactions.........................   $(36,940)  $ 46,246   $ (327,375)  $ (331,759)  $  815,095   $137,521
                                            --------   --------   ----------   ----------   ----------   --------
     Increase (Decrease) in net assets...   $(88,426)  $120,869   $ (456,880)  $  158,742   $  705,864   $295,689
 NET ASSETS:
   Beginning of year.....................    260,902    140,033    3,658,846    3,500,104      689,660    393,971
                                            --------   --------   ----------   ----------   ----------   --------
   End of year...........................   $172,476   $260,902   $3,201,966   $3,658,846   $1,395,524   $689,660
                                            ========   ========   ==========   ==========   ==========   ========

                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

                                                       GSS                         HYS                         MSS
                                                   Sub-Account                 Sub-Account                 Sub-Account
                                            -------------------------   -------------------------   -------------------------
                                                   Year Ended                  Year Ended                  Year Ended
                                                  December 31,                December 31,                December 31,
                                               2000          1999          2000          1999          2000          1999
                                            -----------   -----------   -----------   -----------   -----------   -----------
 OPERATIONS:
   Net investment income (loss)..........   $   617,685   $   509,121   $ 1,212,602   $ 1,052,468   $ 4,383,568   $  (206,735)
   Net realized gains (losses)...........       (85,832)      (19,388)     (591,781)      (85,942)    1,869,286       463,826
   Net unrealized gains (losses).........       878,733      (948,831)   (1,757,045)     (159,996)  (12,536,053)   10,581,213
                                            -----------   -----------   -----------   -----------   -----------   -----------
       Increase (Decrease) in net assets
        from operations..................   $ 1,410,586   $  (459,098)  $(1,136,224)  $   806,530   $(6,283,199)  $10,838,304
                                            -----------   -----------   -----------   -----------   -----------   -----------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received..........   $   162,306   $   396,896   $   628,744   $   897,338   $   851,479   $   693,821
     Net transfers between Sub-Accounts
      and Fixed Account..................     1,562,711     2,214,722    (1,535,024)      757,430     1,812,759     1,306,321
     Withdrawals, surrenders,
      annuitizations and contract
      charges............................    (1,769,778)     (663,475)   (1,611,549)     (830,606)   (1,457,773)     (553,762)
                                            -----------   -----------   -----------   -----------   -----------   -----------
       Net accumulation activity.........   $   (44,761)  $ 1,948,143   $(2,517,829)  $   824,162   $ 1,206,465   $ 1,446,380
                                            -----------   -----------   -----------   -----------   -----------   -----------
   Annuitization Activity:
     Annuitizations......................   $   --        $    80,761   $   --        $    49,893   $   --        $   --
     Annuity payments and account fees...        (5,951)       (1,683)      (17,106)      (32,097)      (11,299)       (7,635)
     Adjustments to annuity reserve......        (1,159)       (1,719)       (3,948)       11,303        (1,897)          (48)
                                            -----------   -----------   -----------   -----------   -----------   -----------
       Net annuitization activity........   $    (7,110)  $    77,359   $   (21,054)  $    29,099   $   (13,196)  $    (7,683)
                                            -----------   -----------   -----------   -----------   -----------   -----------
   Increase (Decrease) in net assets from
    contract owner
    transactions.........................   $   (51,871)  $ 2,025,502   $(2,538,883)  $   853,261   $ 1,193,269   $ 1,438,697
                                            -----------   -----------   -----------   -----------   -----------   -----------
     Increase (Decrease) in net assets...   $ 1,358,715   $ 1,566,404   $(3,675,107)  $ 1,659,791   $(5,089,930)  $12,277,001
 NET ASSETS:
   Beginning of year.....................    14,158,289    12,591,885    16,416,340    14,756,549    24,985,080    12,708,079
                                            -----------   -----------   -----------   -----------   -----------   -----------
   End of year...........................   $15,517,004   $14,158,289   $12,741,233   $16,416,340   $19,895,150   $24,985,080
                                            ===========   ===========   ===========   ===========   ===========   ===========

                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

                                                      MIS                        MMS                        NWD
                                                  Sub-Account                Sub-Account                Sub-Account
                                            -----------------------   -------------------------   -----------------------
                                                  Year Ended                 Year Ended                 Year Ended
                                                 December 31,               December 31,               December 31,
                                               2000       1999(c)        2000          1999          2000       1999(c)
                                            ----------   ----------   -----------   -----------   ----------   ----------
 OPERATIONS:
   Net investment income (loss)..........   $  167,854   $   (9,041)  $   572,283   $   449,101   $   97,266   $   (2,495)
   Net realized gains (losses)...........      110,391       42,562       --            --           134,431        4,180
   Net unrealized gains (losses).........   (1,062,409)     576,430       --            --          (389,973)     330,852
                                            ----------   ----------   -----------   -----------   ----------   ----------
       Increase (Decrease) in net assets
        from operations..................   $ (784,164)  $  609,951   $   572,283   $   449,101   $ (158,276)  $  332,537
                                            ----------   ----------   -----------   -----------   ----------   ----------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received..........   $1,931,389   $1,545,594   $ 2,779,898   $ 4,578,279   $  518,669   $   97,352
     Net transfers between Sub-Accounts
      and Fixed Account..................    3,753,981    1,456,383       666,976    (5,081,749)   1,285,427      686,241
     Withdrawals, surrenders,
      annuitizations and contract
      charges............................     (195,760)    (150,410)   (6,918,180)   (1,932,080)     (94,291)         (22)
                                            ----------   ----------   -----------   -----------   ----------   ----------
       Net accumulation activity.........   $5,489,610   $2,851,567   $(3,471,306)  $(2,435,550)  $1,709,805   $  783,571
                                            ----------   ----------   -----------   -----------   ----------   ----------
   Annuitization Activity:
     Annuitizations......................   $   61,495   $  144,646   $   --        $   142,142   $   51,873   $   --
     Annuity payments and account fees...      (18,828)      --           (15,819)      (13,200)      (1,656)      --
     Adjustments to annuity reserve......       (3,836)         (66)         (853)       (2,910)      (1,725)      --
                                            ----------   ----------   -----------   -----------   ----------   ----------
       Net annuitization activity........   $   38,831   $  144,580   $   (16,672)  $   126,032   $   48,492   $   --
                                            ----------   ----------   -----------   -----------   ----------   ----------
   Increase (Decrease) in net assets from
    contract owner
    transactions.........................   $5,528,441   $2,996,147   $(3,487,978)  $(2,309,518)  $1,758,297   $  783,571
                                            ----------   ----------   -----------   -----------   ----------   ----------
   Increase (Decrease) in net assets.....   $4,744,277   $3,606,098   $(2,915,695)  $(1,860,417)  $1,600,021   $1,116,108
 NET ASSETS:
   Beginning of year.....................    3,606,098       --        14,448,162    16,308,579    1,116,108       --
                                            ----------   ----------   -----------   -----------   ----------   ----------
   End of year...........................   $8,350,375   $3,606,098   $11,532,467   $14,448,162   $2,716,129   $1,116,108
                                            ==========   ==========   ===========   ===========   ==========   ==========

(c) For the period April 26, 1999 (commencement of operations) through December 31, 1999.

                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

                                                       RES                        RGS                  SGS
                                                   Sub-Account                Sub-Account          Sub-Account
                                            -------------------------   -----------------------   -------------
                                                   Year Ended                 Year Ended           Year Ended
                                                  December 31,               December 31,         December 31,
                                               2000          1999          2000         1999         2000(d)
                                            -----------   -----------   ----------   ----------   -------------
 OPERATIONS:
   Net investment income (loss)..........   $ 4,293,126   $   821,260   $   14,002   $  (40,465)     $   (407)
   Net realized gains (losses)...........     1,770,255     1,471,067       83,556      206,592            (6)
   Net unrealized gains (losses).........    (8,411,407)    6,195,085      (25,747)      48,849       (11,553)
                                            -----------   -----------   ----------   ----------      --------
       Increase (Decrease) in net assets
        from operations..................   $(2,348,026)  $ 8,487,412   $   71,811   $  214,976      $(11,966)
                                            -----------   -----------   ----------   ----------      --------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received..........   $ 1,192,055   $ 2,291,829   $  280,491   $  609,314      $ 88,979
     Net transfers between Sub-Accounts
      and Fixed Account..................       642,900      (693,664)     (19,918)     344,254        20,004
     Withdrawals, surrenders,
      annuitizations and contract
      charges............................    (3,640,209)   (1,817,915)    (181,082)    (143,333)         (329)
                                            -----------   -----------   ----------   ----------      --------
       Net accumulation activity.........   $(1,805,254)  $  (219,750)  $   79,491   $  810,235      $108,654
                                            -----------   -----------   ----------   ----------      --------
   Annuitization Activity:
     Annuitizations......................   $   --        $    17,754   $   --       $   17,630      $--
     Annuity payments and account fees...        (1,455)         (722)      (1,193)        (690)      --
     Adjustments to annuity reserve......          (158)          855          (88)         721       --
                                            -----------   -----------   ----------   ----------      --------
       Net annuitization activity........   $    (1,613)  $    17,887   $   (1,281)  $   17,661      $--
                                            -----------   -----------   ----------   ----------      --------
   Increase (Decrease) in net assets from
    contract owner
    transactions.........................   $(1,806,867)  $  (201,863)  $   78,210   $  827,896      $108,654
                                            -----------   -----------   ----------   ----------      --------
     Increase (Decrease) in net assets...   $(4,154,893)  $ 8,285,549   $  150,021   $1,042,872      $ 96,688
 NET ASSETS:
   Beginning of year.....................    45,954,171    37,668,622    3,930,904    2,888,032       --
                                            -----------   -----------   ----------   ----------      --------
   End of year...........................   $41,799,278   $45,954,171   $4,080,925   $3,930,904      $ 96,688
                                            ===========   ===========   ==========   ==========      ========

(d) For the period January 1, 2000 (commencement of operations) through December 31, 2000.

                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

                                                       TRS                         UTS                        GAA
                                                   Sub-Account                 Sub-Account                Sub-Account
                                            -------------------------   -------------------------   -----------------------
                                                   Year Ended                  Year Ended                 Year Ended
                                                  December 31,                December 31,               December 31,
                                               2000          1999          2000          1999          2000         1999
                                            -----------   -----------   -----------   -----------   ----------   ----------
 OPERATIONS:
   Net investment income (loss)..........   $ 4,523,676   $ 7,746,171   $ 1,555,338   $ 1,237,438   $  141,534   $  135,245
   Net realized gains (losses)...........      (659,563)     (181,703)      464,120       291,350       39,216        7,500
   Net unrealized gains (losses).........     3,579,499    (6,794,002)   (1,106,163)    2,126,467     (317,779)     399,246
                                            -----------   -----------   -----------   -----------   ----------   ----------
       Increase (Decrease) in net assets
        from operations..................   $ 7,443,612   $   770,466   $   913,295   $ 3,655,255   $ (137,029)  $  541,991
                                            -----------   -----------   -----------   -----------   ----------   ----------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received..........   $   882,479   $ 2,858,711   $ 1,156,952   $ 1,363,693   $   64,381   $  129,985
     Net transfers between Sub-Accounts
      and Fixed Account..................    (2,379,578)       74,433     1,819,300     1,025,946      (33,977)    (122,538)
     Withdrawals, surrenders,
      annuitizations and contract
      charges............................    (5,581,400)   (4,105,250)     (768,424)     (619,970)    (287,058)    (110,545)
                                            -----------   -----------   -----------   -----------   ----------   ----------
       Net accumulation activity.........   $(7,078,499)  $(1,172,106)  $ 2,207,828   $ 1,769,669   $ (256,654)  $ (103,098)
                                            -----------   -----------   -----------   -----------   ----------   ----------
   Annuitization Activity:
     Annuitizations......................   $   --        $   176,608   $   --        $   152,945   $   --       $   --
     Annuity payments and account fees...      (141,943)     (130,587)      (20,625)       (4,046)      --           --
     Adjustments to annuity reserve......       (27,400)        2,654        (2,241)       (2,035)      --           --
                                            -----------   -----------   -----------   -----------   ----------   ----------
       Net annuitization activity........   $  (169,343)  $    48,675   $   (22,866)  $   146,864   $   --       $   --
                                            -----------   -----------   -----------   -----------   ----------   ----------
   Increase (Decrease) in net assets from
    contract owner
    transactions.........................   $(7,247,842)  $(1,123,431)  $ 2,184,962   $ 1,916,533   $ (256,654)  $ (103,098)
                                            -----------   -----------   -----------   -----------   ----------   ----------
     Increase (Decrease) in net assets...   $   195,770   $  (352,965)  $ 3,098,257   $ 5,571,788   $ (393,683)  $  438,893
 NET ASSETS:
   Beginning of year.....................    56,414,186    56,767,151    16,584,482    11,012,694    3,718,432    3,279,539
                                            -----------   -----------   -----------   -----------   ----------   ----------
   End of year...........................   $56,609,956   $56,414,186   $19,682,739   $16,584,482   $3,324,749   $3,718,432
                                            ===========   ===========   ===========   ===========   ==========   ==========

                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

                                                      GGS                        GGR                        GTR
                                                  Sub-Account                Sub-Account                Sub-Account
                                            -----------------------   -------------------------   -----------------------
                                                  Year Ended                 Year Ended                 Year Ended
                                                 December 31,               December 31,               December 31,
                                               2000         1999         2000          1999          2000         1999
                                            ----------   ----------   -----------   -----------   ----------   ----------
 OPERATIONS:
   Net investment income (loss)..........   $   97,619   $  460,756   $ 2,780,170   $   303,340   $  277,733   $  299,879
   Net realized gains (losses)...........     (195,188)    (122,695)    1,382,734       452,605       43,208      100,881
   Net unrealized gains (losses).........       83,022     (633,342)   (6,992,335)    6,692,595     (283,438)     (86,257)
                                            ----------   ----------   -----------   -----------   ----------   ----------
       Increase (Decrease) in net assets
        from operations..................   $  (14,547)  $ (295,281)  $(2,829,431)  $ 7,448,540   $   37,503   $  314,503
                                            ----------   ----------   -----------   -----------   ----------   ----------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received..........   $   27,277   $   65,900   $   555,038   $   480,062   $  106,550   $  206,272
     Net transfers between Sub-Accounts
      and Fixed Account..................     (128,828)    (246,018)     (195,060)    1,749,618     (172,879)    (375,311)
     Withdrawals, surrenders,
      annuitizations and contract
      charges............................     (221,863)    (223,096)   (1,066,047)     (448,581)    (147,196)    (170,240)
                                            ----------   ----------   -----------   -----------   ----------   ----------
       Net accumulation activity.........   $ (323,414)  $ (403,214)  $  (706,069)  $ 1,781,099   $ (213,525)  $ (339,279)
                                            ----------   ----------   -----------   -----------   ----------   ----------
   Annuitization Activity:
     Annuitizations......................   $   --       $   --       $     9,592   $    50,832   $   --       $   --
     Annuity payments and account fees...       --           (1,638)       (5,494)       (1,021)      (7,012)      (6,721)
     Adjustments to annuity reserve......           (4)          16          (752)       (2,143)      (1,055)         606
                                            ----------   ----------   -----------   -----------   ----------   ----------
       Net annuitization activity........   $       (4)  $   (1,622)  $     3,346   $    47,668   $   (8,067)  $   (6,115)
                                            ----------   ----------   -----------   -----------   ----------   ----------
   Increase (Decrease) in net assets from
    contract owner
    transactions.........................   $ (323,418)  $ (404,836)  $  (702,723)  $ 1,828,767   $ (221,592)  $ (345,394)
                                            ----------   ----------   -----------   -----------   ----------   ----------
       Increase (Decrease) in net
        assets...........................   $ (337,965)  $ (700,117)  $(3,532,154)  $ 9,277,307   $ (184,089)  $  (30,891)
 NET ASSETS:
   Beginning of year.....................    3,387,421    4,087,538    19,805,246    10,527,939    4,669,681    4,700,572
                                            ----------   ----------   -----------   -----------   ----------   ----------
   End of year...........................   $3,049,456   $3,387,421   $16,273,092   $19,805,246   $4,485,592   $4,669,681
                                            ==========   ==========   ===========   ===========   ==========   ==========

                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

                                                    RSS                   SIS
                                                Sub-Account           Sub-Account
                                            -------------------   -------------------
                                                Year Ended            Year Ended
                                               December 31,          December 31,
                                              2000     1999(e)      2000     1999(f)
                                            --------   --------   --------   --------
 OPERATIONS:
   Net investment income (loss)..........   $ 25,853   $   (716)  $  6,435   $   (657)
   Net realized gains (losses)...........     20,668        840        (85)         3
   Net unrealized gains (losses).........   (107,186)    60,637     (1,634)     3,024
                                            --------   --------   --------   --------
       Increase (Decrease) in net assets
       from operations...................   $(60,665)  $ 60,761   $  4,716   $  2,370
                                            --------   --------   --------   --------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received..........   $257,444   $ 45,451   $ 25,314   $240,741
     Net transfers between Sub-Accounts
      and Fixed Account..................    405,633    205,489     79,040      --
     Withdrawals, surrenders,
      annuitizations and contract
      charges............................    (16,077)    (1,620)    (2,431)     --
                                            --------   --------   --------   --------
       Net accumulation activity.........   $647,000   $249,320   $101,923   $240,741
                                            --------   --------   --------   --------
   Annuitization Activity:
     Annuitizations......................   $  --      $  --      $  --      $  --
     Annuity payments and account fees...      --         --         --         --
     Adjustments to annuity reserve......      --         --         --         --
                                            --------   --------   --------   --------
       Net annuitization activity........   $  --      $  --      $  --      $  --
                                            --------   --------   --------   --------
   Increase (Decrease) in net assets from
    contract owner
    transactions.........................   $647,000   $249,320   $101,923   $240,741
                                            --------   --------   --------   --------
     Increase (Decrease) in net assets...   $586,335   $310,081   $106,639   $243,111
 NET ASSETS:
   Beginning of year.....................    310,081      --       243,111      --
                                            --------   --------   --------   --------
   End of year...........................   $896,416   $310,081   $349,750   $243,111
                                            ========   ========   ========   ========

(e) For the period August 2, 1999 (commencement of operations) through December 31, 1999.
(f) For the period September 10, 1999 (commencement of operations) through December 31, 1999.

                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS

(1) ORGANIZATION

Sun Life (N.Y.) Variable Account C (the "Variable Account"), a separate account of Sun Life Insurance and Annuity Company of New York, the ("Sponsor") (a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.)), was established on October 18, 1985 as a funding vehicle for the variable portion of certain individual combination fixed/variable annuity contracts. Sale of the Regatta-NY and Regatta Gold-NY contracts commenced on April 1, 1993 and
August 1, 1996, respectively. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust.

The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account is invested in shares of a specific series of MFS/Sun Life Series Trust (the "Series Trust") as selected by contract owners. The Series Trust is an open-end management investment company registered under the Investment Company Act of 1940. Massachusetts Financial Services Company ("MFS"), an affiliate of Sun Life Assurance Company of Canada (U.S.), is the investment adviser to the Series Trust.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT VALUATIONS

Investments in shares of the Series Trust are recorded at their net asset value. Realized gains and losses on sales of shares of the Series Trust are determined on the identified cost basis. Dividend income and capital gain distributions received by the Sub-Accounts are reinvested in additional Series Trust shares and are recognized on the ex-dividend date.

Exchanges between Sub-Accounts requested by contract owners are recorded in the new Sub-Account upon receipt of the redemption proceeds.

FEDERAL INCOME TAX STATUS

The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Variable Account is not taxed as a regulated investment company. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, investment income and capital gains earned by the Variable Account on contract owner reserves are not taxable, and therefore, no provision has been made for federal income taxes.

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

(3) CONTRACT CHARGES

A mortality and expense risk charge based on the value of the Variable Account is deducted from the Variable Account at the end of each valuation period for the mortality and expense risks assumed by the Sponsor. These deductions are transferred periodically to the Sponsor. Currently, the deduction is at an effective annual rate of 1.25%.

Each year on the contract anniversary, an account administration fee ("Account Fee") of $30 is deducted from each contract's accumulation account. After the annuity commencement date the Account Fee is deducted pro rata from each variable annuity payment made during the year. In addition, a deduction is made from the Variable Account at the end of each valuation period (during both the accumulation period and after annuity payments begin) at an effective annual rate of 0.15% of the daily net assets of the Variable Account. These charges are paid to the Sponsor to reimburse it for administrative expenses which exceed the revenues received from the Account Fee.

The Sponsor does not deduct a sales charge from the purchase payments. However, a withdrawal charge (contingent deferred sales charge) of up to 6% of certain amounts withdrawn, when applicable, will be deducted to cover certain expenses relating to the sale of the contracts. In no event shall the aggregate withdrawal charges assessed exceed 9% of the purchase payment made under a Regatta-NY contract or 6% of the aggregate purchase payments made under a Regatta Gold-NY contract.

(4) ANNUITY RESERVES

Annuity reserves are calculated using the 1983 Individual Annuitant Mortality Table and an assumed interest rate of 4% for Regatta-NY contracts and 3% for Regatta Gold-NY contracts. Required adjustments to the reserves are accomplished by transfers to or from the Sponsor.

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

(5) UNITS ACTIVITY FROM CONTRACT OWNER TRANSACTIONS

                                                           Units Transferred
                                                                Between       Units Withdrawn,
                        Units Outstanding                    Sub-Accounts     Surrendered and     Units Outstanding
                        Beginning of Year  Units Purchased and Fixed Account    Annuitized           End of Year
                       ------------------- --------------- ----------------- ------------------  -------------------
                           Year Ended        Year Ended       Year Ended        Year Ended           Year Ended
                          December 31,      December 31,     December 31,      December 31,         December 31,
                         2000      1999     2000    1999     2000     1999     2000      1999      2000      1999
                       --------- --------- ------- ------- -------- -------- --------  --------  --------- ---------
 MFS REGATTA CONTRACTS:
 -------------------------------
 CAS Sub-Account         952,236 1,030,044     577      61   11,475  (26,735) (85,980)  (51,134)   878,308   952,236
 MIT Sub-Account         751,259   759,522   1,183   --      (1,595)  21,064  (66,432)  (29,327)   684,415   751,259
 GSS Sub-Account         602,006   516,775   --      --      18,991  120,671  (77,856)  (35,440)   543,141   602,006
 HYS Sub-Account         258,754   299,433   --      --     (19,233) (15,972) (29,767)  (24,707)   209,754   258,754
 MSS Sub-Account         281,981   294,045     356   --       4,948     (215) (18,884)  (11,849)   268,401   281,981
 MMS Sub-Account         471,149   529,219   9,895   --     243,615   42,161 (281,522) (100,231)   443,137   471,149
 TRS Sub-Account       1,226,124 1,320,198   2,143      88  (11,779)  (9,988)(163,023)  (84,174) 1,053,465 1,226,124
 UTS Sub-Account          95,916    88,196   --      --       7,895   11,209   (5,834)   (3,489)    97,977    95,916
 GGS Sub-Account         186,528   219,014   --      --        (304) (20,497) (15,317)  (11,989)   170,907   186,528
 GGR Sub-Account         326,782   327,055   --      --        (125)  11,581  (13,964)  (11,854)   312,693   326,782
 MFS REGATTA GOLD CONTRACTS:
 -------------------------------
 BDS Sub-Account(a)        2,344    --       5,576   1,642    6,783      702      (73)    --        14,630     2,344
 CAS Sub-Account       1,596,747 1,387,198  76,764 188,906  (61,228)  85,637 (119,496)  (64,994) 1,492,787 1,596,747
 COS Sub-Account         423,782   245,193  52,818  53,060   74,369  134,413  (20,035)   (8,884)   530,934   423,782
 MIT Sub-Account       3,305,098 2,936,804 130,426 378,202 (219,418) 124,941 (234,106) (134,849) 2,982,000 3,305,098
 EGS Sub-Account       1,674,168 1,482,470  75,225 140,252  204,375  110,205 (239,083)  (58,759) 1,714,685 1,674,168
 EIS Sub-Account(b)       23,813    --      34,635  15,360   32,161    8,484   (2,500)      (31)    88,109    23,813
 FCE Sub-Account          28,793    23,240   1,687   2,946     (883)   3,183   (4,624)     (576)    24,973    28,793
 FCI Sub-Account         246,036   272,201  10,637   6,646   (8,723) (27,235) (27,284)   (5,576)   220,666   246,036
 FCG Sub-Account          53,996    41,872  34,134   7,232   37,270    8,088   (4,041)   (3,196)   121,359    53,996
 GSS Sub-Account         553,951   483,528  13,737  34,691  101,518   53,163  (59,052)  (17,431)   610,154   553,951
 HYS Sub-Account         988,547   869,291  51,222  73,815  (95,367)  82,266  (95,439)  (36,825)   848,963   988,547
 MSS Sub-Account         478,856   401,019  31,032  37,591   35,992   53,417  (30,268)  (13,171)   515,612   478,856
 MIS Sub-Account(c)      275,481    --     150,004 149,516  292,715  138,031  (14,963)  (12,066)   703,237   275,481
 MMS Sub-Account         760,178   921,204 231,802 424,895 (209,680)(511,872)(294,350)  (74,049)   487,950   760,178
 NWD Sub-Account(c)       69,746    --      30,714   8,312   73,647   61,436   (5,394)       (2)   168,713    69,746
 RES Sub-Account       2,320,814 2,330,245  58,618 136,515   29,806  (38,961)(176,933) (106,985) 2,232,305 2,320,814
 RGS Sub-Account         283,227   222,849  20,875  45,362   (1,220)  26,016  (13,605)  (11,000)   289,277   283,227
 SGS Sub-Account(d)       --        --       9,441   --       1,971    --         (38)    --        11,374    --
 TRS Sub-Account       2,196,447 2,154,305  57,394 198,169 (171,004)  15,680 (150,431) (171,707) 1,932,406 2,196,447
 UTS Sub-Account         616,993   529,135  50,212  74,691   67,328   42,317  (25,276)  (29,150)   709,257   616,993
 GAA Sub-Account         259,810   267,873   4,419  10,414   (2,637)  (9,790) (20,514)   (8,687)   241,078   259,810
 GGS Sub-Account          89,314    90,226   2,689   6,166  (12,252)  (1,143)  (2,767)   (5,935)    76,984    89,314
 GGR Sub-Account         509,687   402,319  26,533  30,765  (12,122)  91,578  (34,743)  (14,975)   489,355   509,687
 GTR Sub-Account         310,409   334,013   7,318  14,856  (11,925) (26,106) (10,006)  (12,354)   295,796   310,409
 RSS Sub-Account(e)       23,159    --      19,745   4,409   32,104   18,889   (1,254)     (139)    73,754    23,159
 SIS Sub-Account(f)       23,978    --       2,490  23,978    7,761    --        (239)    --        33,990    23,978

(a) For the period May 27, 1999 (commencement of operations) through December 31, 1999.

(b) For the period May 7, 1999 (commencement of operations) through December 31, 1999.

(c) For the period April 26, 1999 (commencement of operations) through December 31, 1999.

(d) For the period January 1, 2000 (commencement of operations) through December 31, 2000.

(e) For the period August 2, 1999 (commencement of operations) through December 31, 1999.

(f) For the period September 10, 1999 (commencement of operations) through December 31, 1999.

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

(6) INVESTMENT PURCHASES AND SALES

The following table shows the aggregate cost of shares purchased and proceeds from the sales of shares for each Sub-account for the year ended December 31, 2000:

                                                               Purchases       Sales
                                                              -----------   -----------
Bond Series.................................................  $   193,394   $    67,276
Capital Appreciation Series.................................   16,500,606    13,632,574
Capital Opportunities Series................................    5,203,147     1,988,637
Massachusetts Investors Trust Series........................   12,463,347    15,436,833
Emerging Growth Series......................................   17,098,617    11,008,937
Equity Income Series........................................    1,007,655       260,537
Foreign & Colonial Emerging Markets Equity Series...........      249,979       289,790
International Growth and Income Series......................      860,308       890,610
International Growth Series.................................      930,910       109,922
Government Securities Series................................    5,925,934     5,358,961
High Yield Series...........................................    3,000,534     4,322,866
Managed Sectors Series......................................   11,042,229     5,463,495
Massachusetts Investors Growth Stock Series.................    6,238,610       538,479
Money Market Series.........................................   28,872,790    31,787,632
New Discovery Series........................................    2,199,912       342,624
Research Equity Series......................................    7,901,559     5,415,142
Research Growth and Income Series...........................      771,766       679,466
Strategic Growth Series.....................................      117,857         9,610
Total Return Series.........................................   10,577,519    13,274,285
Utilities Series............................................    5,583,416     1,840,875
Global Asset Allocation Series..............................      349,433       464,553
Global Governments Series...................................      890,665     1,116,156
Global Growth Series........................................    6,217,240     4,139,345
Global Total Return Series..................................      636,124       578,929
Research International Series...............................      981,174       308,321
Strategic Income Series.....................................      114,625         6,267

INDEPENDENT AUDITORS' REPORT

To the Contract Owners in Sun Life (N.Y.) Variable Account C
  and the Board of Directors of Sun Life Insurance and Annuity Company of New
York:

We have audited the accompanying statement of condition of Bond Sub-Account, Capital Appreciation Sub-Account, Capital Opportunities Sub-Account, Massachusetts Investors Trust Sub-Account, Emerging Growth Sub-Account, Equity Income Sub-Account, Foreign & Colonial Emerging Markets Equity Sub-Account, International Growth and Income Sub-Account, International Growth Sub-Account, Government Securities Sub-Account, High Yield Sub-Account, Managed Sectors Sub-Account, Massachusetts Investors Growth Stock Sub-Account, Money Market Sub-Account, New Discovery Sub-Account, Research Equity Sub-Account, Research Growth and Income Sub-Account, Strategic Growth Sub-Account, Total Return Sub-Account, Utilities Sub-Account, Global Asset Allocation Sub-Account, Global Governments Sub-Account, Global Growth Sub-Account, Global Total Return Sub-Account, Research International Sub-Account, and Strategic Income Sub-Account of Sun Life (N.Y.) Variable Account C (the "Sub-Accounts") as of December 31, 2000, the related statement of operations for the year then ended and the statements of changes in net assets for the years ended December 31, 2000 and 1999. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held at December 31, 2000 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Sub-Accounts as of December 31, 2000 and the results of their operations and the changes in their net assets for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
February 9, 2001

               SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
    (WHOLLY-OWNED SUBSIDIARY OF SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.))

                              STATEMENTS OF INCOME
                                 (in thousands)

              For the years ended December 31, 2000, 1999 and 1998

                                                         2000          1999         1998
                                                      -----------   -----------  -----------
Revenues

  Premiums and annuity considerations                 $   17,810    $   17,849   $   16,225
  Net investment income                                   11,821        11,906       14,029
  Net realized investment gains (losses)                  (3,079)          497        1,368
  Fee and other income                                     9,753         8,387        7,434
                                                      -----------   -----------  -----------

Total revenues                                            36,305        38,639       39,056
                                                      -----------   -----------  -----------
Benefits and Expenses

  Policyowner benefits                                    19,381        20,153       20,023
  Other operating expenses                                 8,383         9,181        7,473
  Amortization of deferred policy acquisition costs        5,844         2,670        3,234
                                                      -----------   -----------  -----------

Total benefits and expenses                               33,608        32,004       30,730
                                                      -----------   -----------  -----------

Income before income tax expense                           2,697         6,635        8,326

Income tax expense                                           958         2,180        2,723
                                                      -----------   -----------  -----------

Net Income                                            $    1,739    $    4,455   $    5,603
                                                      ===========   ===========  ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
    (WHOLLY-OWNED SUBSIDIARY OF SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.))

                                 BALANCE SHEETS
                       (in thousands except per share data)

                           December 31, 2000 and 1999

                                     ASSETS                                  2000           1999
                                                                         ------------   ------------
Investments
  Available-for-sale fixed maturities at fair value (amortized cost of
  $110,526 and $122,747 in 2000 and 1999, respectively)                  $    110,843   $    119,940
  Mortgage loans                                                               26,876         26,244
  Policy loans                                                                    541            538
  Short-term investments                                                       16,001          7,295
                                                                         ------------   ------------

Total investments                                                             154,261        154,017

Cash and cash equivalents                                                       7,292         11,458
Accrued investment income                                                       1,765          1,871
Deferred policy acquisition costs                                              23,799         27,893
Other assets                                                                    9,413          7,010
Separate account assets                                                       556,842        632,351
                                                                         ------------   ------------

Total assets                                                             $    753,372   $    834,600
                                                                         ============   ============

                                   LIABILITIES

Future contract and policy benefits                                      $     37,082   $     35,251
Contractholder deposit funds and other policy liabilities                      98,307        108,301
Deferred federal income taxes                                                   1,561          1,674
Other liabilities and accrued expenses                                          4,160            575
Separate account liabilities                                                  556,842        632,351
                                                                         ------------   ------------

Total liabilities                                                             697,952        778,152
                                                                         ------------   ------------

Commitments and contingencies - Note 15

                              STOCKHOLDER'S EQUITY

Common stock, $1 par value - 2,000 shares authorized;                    $      2,000   $      2,000
  2,000 shares issued and outstanding
Additional paid-in capital                                                     29,500         29,500
Accumulated other comprehensive income (loss)                                     661         (1,272)
Retained earnings                                                              23,259         26,220
                                                                         ------------   ------------
Total stockholder's equity                                               $     55,420   $     56,448
                                                                         ------------   ------------

Total liabilities and stockholder's equity                               $    753,372   $    834,600
                                                                         ============   ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
    (WHOLLY-OWNED SUBSIDIARY OF SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.))

                       STATEMENTS OF COMPREHENSIVE INCOME
                                 (in thousands)

              For the years ended December 31, 2000, 1999 and 1998

                                                                    2000           1999            1998
                                                                ------------   ------------    ------------
Net income                                                      $      1,739   $      4,455    $      5,603
Other comprehensive income
  Net unrealized holding gains (losses) on available-for-sale
    securities, net of tax                                             1,933         (2,443)           (299)
                                                                ------------   ------------    ------------

Comprehensive income                                            $      3,672   $      2,012    $      5,304
                                                                ============   ============    ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
    (WHOLLY-OWNED SUBSIDIARY OF SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.))

                       STATEMENTS OF STOCKHOLDER'S EQUITY
                                 (in thousands)

               For the years ended December 31, 2000, 1999 and 1998

                                                               ACCUMULATED
                                                ADDITIONAL        OTHER                          TOTAL
                                  COMMON         PAID-IN      COMPREHENSIVE      RETAINED    STOCKHOLDER'S
                                  STOCK          CAPITAL          INCOME         EARNINGS        EQUITY
                               ------------    ------------   -------------    ------------  -------------
Balance at December 31, 1997          2,000          29,500           1,470          25,662         58,632

  Net income                                                                          5,603          5,603
  Other comprehensive income                                           (299)                          (299)
  Dividends to stockholder                                                           (3,000)        (3,000)
                               ------------    ------------   -------------    ------------  -------------

Balance at December 31, 1998          2,000          29,500           1,171          28,265         60,936

  Net income                                                                          4,455          4,455
  Other comprehensive income                                         (2,443)                        (2,443)
  Dividends to stockholder                                                           (6,500)        (6,500)
                               ------------    ------------   -------------    ------------  -------------

Balance at December 31, 1999   $      2,000    $     29,500   $      (1,272)   $     26,220  $      56,448

  Net income                                                                          1,739          1,739
  Other comprehensive income                                          1,933                          1,933
  Dividends to stockholder                                                           (4,700)        (4,700)
                               ------------    ------------   -------------    ------------  -------------

Balance at December 31, 2000   $      2,000    $     29,500   $         661    $     23,259  $      55,420
                               ============    ============   =============    ============  =============


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
    (WHOLLY-OWNED SUBSIDIARY OF SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.))

                            STATEMENTS OF CASH FLOWS
                                 (in thousands)

              For the years ended December 31, 2000, 1999 and 1998

                                                                 2000          1999          1998
                                                              ----------    ----------    ----------

CASH FLOWS FROM OPERATING ACTIVITIES:

Net income                                                    $    1,739    $    4,455    $    5,603
Adjustments to reconcile net income to net cash provided by
operating activities:
  Amortization of  discount and premiums                               7           170            56
  Depreciation and amortization                                       --           122            31
  Net realized gains (losses) on investments                       3,079          (497)       (1,368)
  Interest credited  to contractholder deposit funds               5,751         5,974         7,532
  Deferred federal income taxes                                   (1,154)          879           517
Changes in assets and liabilities:
   Deferred acquisition costs                                      3,943            19        (1,836)
  Outstanding premiums                                              (264)       (1,924)          126
  Accrued investment income                                          106            54           341
  Other assets                                                    (2,139)           --
  Future contract and policy benefits                              2,698         2,342         1,118
  Other, net                                                       3,611        (2,554)            1
                                                              ----------    ----------    ----------

Net cash provided by operating activities                         17,377         9,040        12,121
                                                              ----------    ----------    ----------

CASH FLOWS FROM INVESTING ACTIVITIES:
  Sales, maturities and repayments of:
      Available-for-sale fixed maturities                         51,688        78,076        45,941
      Real estate                                                     --         2,009           (13)
      Mortgage loans                                               3,177        11,852        13,115
  Purchases of:
      Available-for-sale fixed maturities                        (42,546)      (70,547)      (42,724)
      Mortgage loans                                              (3,809)       (3,675)           --
      Real estate                                                     --            --        (1,756)
  Net change in policy loans                                          (3)           87            11
  Net change in short-term investments                            (8,706)       (3,404)        6,483
  Changes in other investing activities, net                          --          (222)          165
                                                              ----------    ----------    ----------

Net cash provided by (used in) investing activities                 (199)       14,176        21,222
                                                              ----------    ----------    ----------

CASH FLOWS FROM FINANCING ACTIVITIES:
  Deposits to contractholder deposit funds                    $   11,301    $    8,362    $   24,785
  Withdrawals from contractholder deposit funds                  (27,945)      (23,004)      (65,419)
  Dividends paid to stockholder                                   (4,700)       (6,500)       (3,000)
                                                              ----------    ----------    ----------

Net cash used in financing activities                            (21,344)      (21,142)      (43,634)
                                                              ----------    ----------    ----------

Net change in cash and cash equivalents                           (4,166)        2,074       (10,291)

Cash and cash equivalents, beginning of year                      11,458         9,384        19,675
                                                              ----------    ----------    ----------

Cash and cash equivalents, end of year                        $    7,292    $   11,458    $    9,384
                                                              ==========    ==========    ==========
SUPPLEMENTAL CASH FLOW INFORMATION
   Income taxes paid                                          $      701    $    2,521    $    2,506

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
    (WHOLLY-OWNED SUBSIDIARY OF SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.))

                          NOTES TO FINANCIAL STATEMENTS

                  YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

1.   DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     GENERAL

     Sun Life Insurance and Annuity Company of New York (the "Company") is incorporated as a life insurance company and is currently engaged in the sale of individual fixed and variable annuity contracts, and group life and disability insurance contracts in its state of domicile, New York. The parent company, Sun Life Assurance Company of Canada (U.S.), is ultimately a wholly-owned subsidiary of Sun Life Financial Services of Canada Inc. Sun Life Financial Services of Canada Inc. was formed as a result of the demutualization on March 22, 2000 of Sun Life Assurance Company of Canada, which was the Company's ultimate parent at December 31, 1999.

     BASIS OF PRESENTATION

     The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") for stock life insurance companies.

     For the year ended December 31, 1999, the Company filed its Annual Report on Form 10-K using audited statutory financial statements prepared in accordance with accounting practices prescribed or permitted by the Insurance Department of the State of New York which is a comprehensive basis of accounting other than GAAP. The Company changed its basis of accounting to GAAP and has restated the financial statements for the prior years ended December 31, 1999 and 1998 to conform with GAAP. See Note 13 for a reconciliation of statutory surplus to GAAP equity and statutory net income to GAAP net income.

     USE OF ESTIMATES

     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. The most significant estimates are those used in determining deferred policy acquisition costs, investment allowances and the liabilities for future policyholder benefits. Actual results could differ from those estimates.

     FINANCIAL INSTRUMENTS

     In the normal course of business, the Company enters into transactions involving various types of financial instruments, including cash and cash equivalents, investments such as fixed maturities, mortgage loans and equity securities, debt, loan commitments and financial guarantees. These instruments involve credit risk and also may be subject to risk of loss due to interest rate fluctuation. The Company evaluates and monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize losses. Financial instruments are more fully described in Note 6.

     CASH AND CASH EQUIVALENTS

     Cash and cash equivalents primarily include cash, commercial paper, money market investments, and short term bank participations. All such investments have maturities of three months or less and are considered cash equivalents for purposes of reporting cash flows.

               SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
    (WHOLLY-OWNED SUBSIDIARY OF SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.))

                          NOTES TO FINANCIAL STATEMENTS

                  YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     INVESTMENTS

     The Company accounts for its investments in accordance with Statement of Financial Accounting Standards No. 115, "Accounting for Certain Investments in Debt and Equity Securities." At the time of purchase, fixed maturity securities are classified based on intent, as held-to-maturity or available-for-sale. In order for the securities to be classified as held-to-maturity, the Company must have positive intent and ability to hold the securities to maturity. Securities held-to-maturity are stated at cost, adjusted for amortization of premiums, and accretion of discounts. Securities that do not meet this criteria are classified as available-for-sale. Available-for-sale securities are carried at estimated fair value with changes in unrealized gains or losses reported net of policyholder related amounts and deferred income taxes in a separate component of other comprehensive income. Fair values for publicly traded securities are obtained from external market quotations. For privately placed fixed maturities, fair values are estimated by taking into account prices for publicly traded securities of similar credit risk, maturities repayment, and liquidity characteristics. The Company does not engage in trading activities. All of the Company's fixed maturity securities are available-for-sale. All security transactions are recorded on a trade-date basis.

     The Company's accounting policy for impairment requires recognition of an other-than-temporary impairment charge on a security if it is determined that the Company is unable to recover all amounts due under the contractual obligations of the security. In addition, for securities expected to be sold, an other-than-temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to cost or amortized cost prior to the expected date of sale. Once an impairment charge has been recorded, the Company then continues to review the other-than-temporarily impaired securities for additional impairment, if necessary.

     Mortgage loans are stated at unpaid principle balances, net of provisions for estimated losses. Mortgage loans acquired at a premium or discount are carried at amortized values net of provisions for estimated losses. Loans include commercial first mortgage loans and are diversified by property type and geographic area throughout the United States. Mortgage loans are collateralized by the related properties and generally are no more than 75% of the properties' value at the time that the original loan is made.

     A loan is recognized as impaired when it is probable that the principal or interest is not collectible in accordance with the contractual terms of the loan. Measurement of impairment is based on the present value of expected future cash flows discounted at the loan's effective interest rate, or at the loan's observable market price. A specific valuation allowance is established if the fair value of the impaired loan is less than the recorded amount. Loans are also charged against the allowance when determined to be uncollectible. The allowance is based on a continuing review of the loan portfolio, past loss experience and current economic conditions, which may affect the borrower's ability to pay. While management believes that it uses the best information available to establish the allowance, future adjustments to the allowance may become necessary if economic conditions differ from the assumptions used in making the evaluation.

     Real estate investments are held for the production of income or held-for-sale. Real estate investments held for the production of income are carried at the lower of cost adjusted for accumulated depreciation or fair value. Depreciation of buildings and improvements is calculated using the straight-line method over the estimated useful life of the property, generally 40 to 50 years. Real estate investments held-for-sale are primarily acquired through foreclosure of mortgage loans. The cost of real estate that has been acquired through foreclosure is the estimated fair value, less estimated costs to dispose at the time of foreclosure.

               SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
    (WHOLLY-OWNED SUBSIDIARY OF SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.))

                          NOTES TO FINANCIAL STATEMENTS

                  YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     Policy loans are carried at the amount of outstanding principal balance not in excess of net cash surrender values of the related insurance policies.

     Investment income is recognized on an accrual basis. Realized gains and losses on the sales of investments are recognized in operations at the date of sale and are determined using the specific cost identification method. When an impairment of a specific investment or a group of investments is determined to be other than temporary, a realized investment loss is recorded. Changes in the provision for estimated losses on mortgage loans and real estate are included in net realized investment gains and losses.

     Interest income on loans is recorded on the accrual basis. Loans are placed in a non-accrual status when management believes that the borrower's financial condition, after giving consideration to economic and business conditions and collection efforts, is such that collection of principal and interest is doubtful. When a loan is placed in non-accrual status, all interest previously accrued is reversed against current period interest income. Interest accruals are resumed on such loans only when they are brought fully current with respect to principle and interest, have performed on a sustained basis for a reasonable period of time, and when, in the judgement of management, the loans are estimated to be fully collectible as to both principal and interest.

     DEFERRED POLICY ACQUISITION COSTS

     Acquisition costs consist of commissions, underwriting and other costs that vary with and are primarily related to the production of new business. Acquisition costs related to investment-type contracts, primarily deferred annuity and guaranteed investment contracts, are deferred and amortized with interest in proportion to the present value of estimated gross profits to be realized over the estimated lives of the contracts. Estimated gross profits are composed of net investment income, net realized investment gains and losses, life and variable annuity fees, surrender charges and direct variable administrative expenses. This amortization is reviewed annually and adjusted retrospectively by a cumulative charge or credit to current operations when the Company revises its estimate of current or future gross profits to be realized from this group of products, including realized and unrealized gains and losses from investments.

     Deferred acquisition costs for each product are reviewed to determine if they are recoverable from future income, including investment income. If such costs are determined to be unrecoverable, they are expensed at the time of determination. Although realization of deferred policy acquisition costs is not assured, the Company believes it is more likely than not that all of these costs will be realized. The amount of deferred policy acquisition costs considered realizable, however, could be reduced in the near term if the estimates of gross profits discussed above are reduced. The amount of amortization of deferred policy acquisition costs could also be revised in the near term if any of the estimates discussed above are revised.

     OTHER ASSETS

     Property, equipment, and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is provided using the straight-line or accelerated method over the estimated useful lives of the related assets, which generally range from 3 to 30 years.

               SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
    (WHOLLY-OWNED SUBSIDIARY OF SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.))

                          NOTES TO FINANCIAL STATEMENTS

                  YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     Amortization of leasehold improvements is provided using the straight-line method over the lesser of the term of the leases or the estimated useful life of the improvements. Reinsurance receivables from reinsurance ceded are also included in other assets.

     POLICY LIABILITIES AND ACCRUALS

     Future contract and policy benefits are liabilities for life, health and annuity products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force. Future policy benefits for individual life insurance and annuity policies are computed using interest rates ranging from 4.5% to 5.5% for life insurance and 6.0% to 7.0% for annuities. The liabilities associated with traditional life insurance, annuity and disability insurance products are computed using the net level premium method based on assumptions about future investment yields, mortality, morbidity and persistency. The assumptions used are based upon both the Company and its affiliates' experience and industry standards. Estimated liabilities are established for group life and health policies that contain experience rating provisions.

     Contractholder deposit funds consist of policy values that accrue to the holders of investment-related products such as deferred annuities and guaranteed investment contracts. The liabilities are determined using the retrospective deposit method and consist of net deposits and investment earnings less administrative charges. The liability is before the deduction of any applicable surrender charges.

     Other policy liabilities include liabilities for policy and contract claims. These amounts consist of the estimated amount payable for claims reported but not yet settled and an estimate of claims incurred but not reported. The amount reported is based upon historical experience, adjusted for trends and current circumstances. Management believes that the recorded liability is sufficient to provide for the associated claims adjustment expenses. Revisions of these estimates are included in operations in the year such refinements are made.

     REVENUE AND EXPENSES

     Premiums for traditional individual life and annuity products are considered revenue when due. Premiums related to group disability insurance are recognized as revenue pro-rata over the contract period. The unexpired portion of these premiums is recorded as unearned premiums. Revenue from investment-related products includes charges for cost of insurance (mortality), initiation and administration of the policy and surrender charges. Revenue is recognized when the charges are assessed, except that any portion of an assessment that relates to services to be provided in future years is deferred and recognized over the period during which the services are provided.

     Benefits and expenses, other than deferred policy acquisition costs, related to traditional life, annuity, and disability contracts, including group policies, are recognized when incurred in a manner designed to match them with related premium revenue and spread income recognition over expected policy lives. For investment-type contracts, benefits include interest credited to policyholder's accounts and death benefits in excess of account values, which are recognized as incurred.

               SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
    (WHOLLY-OWNED SUBSIDIARY OF SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.))

                          NOTES TO FINANCIAL STATEMENTS

                  YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     INCOME TAXES

     The Company files a consolidated federal income tax return with its parent, Sun Life Assurance Company of Canada (U.S.), and other affiliates. Deferred income taxes are generally recognized when assets and liabilities have different value for financial statement and tax reporting purposes, and for other temporary taxable and deductible differences as defined by Statement of Financial Accounting Standards ("SFAS") No. 109, "Accounting for Income Taxes." These differences result primarily from policy reserves, policy acquisition expenses and unrealized gains or losses on investments.

     SEPARATE ACCOUNTS

     The Company has established separate accounts applicable to various classes of contracts providing for variable benefits and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilites. Contracts for which funds are invested in separate accounts include individual qualified and non-qualified variable annuity contracts. Assets and liabilities of the separate accounts, representing net deposits and accumulated net investment earnings, less fees, held primarily for the benefit of contractholders, are shown as separate captions in the financial statements. Assets held in the separate accounts are carried at market value and the investment risk of such securities is retained by the policyholder.

     NEW ACCOUNTING PRONOUNCEMENTS

     In June 1998, the Financial Accounting Standards Board ("FASB") issued SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities", which establishes accounting and reporting standards for derivative instruments. SFAS No. 133 requires that an entity recognize all derivatives as either assets or liabilities at fair value in the statement of financial position, and establishes special accounting for the following three types of hedges: fair value hedges, cash flow hedges, and hedges of foreign currency exposures of net investments in foreign operations.

     In June 1999, the FASB issued SFAS No. 137, "Accounting for Derivative Instruments and Hedging Activities -- Deferral of the Effective Date of FASB Statement No. 133." SFAS No. 137 delays the effective date of SFAS No. 133 for all fiscal quarters until fiscal years beginning after June 15, 2000.

     In June 2000, the FASB issued SFAS No. 138, "Accounting for Certain Derivative Instruments and Certain Hedging Activities", which amended SFAS No. 133. SFAS No. 138 amended SFAS No. 133 so that for interest rate hedges, a company may designate as the hedged risk, the risk of changes only in a benchmark interest rate. Also, credit risk is newly defined as the company-specific spread over the benchmark interest rate and may be hedged separately from, or in combination with, the benchmark interest rate. Initial application of SFAS No. 133, as amended, for the Company will begin January 1, 2001. The adoption of SFAS No. 133, as amended, is not expected to have a material impact on the Company's financial condition or results of operations.

     On January 1, 1999, the Company adopted the American Institute of Certified Public Accountants ("AICPA") Statement of Position ("SOP") 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments." This statement provides guidance on when an insurance or other enterprise should recognize a liability for guaranty fund and other assessments and on how to measure such liability. The adoption of SOP 97-3 had no material impact on the financial position or results of operations.

               SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
    (WHOLLY-OWNED SUBSIDIARY OF SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.))

                          NOTES TO FINANCIAL STATEMENTS

                  YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     On January 1, 1999, the Company adopted AICPA SOP 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use." This SOP provides guidance for determining whether costs of software developed or obtained for internal use should be capitalized or expensed as incurred. In the past, the Company has expensed such costs as they were incurred. The adoption of SOP 98-1 had no material impact on the financial position or results of operations.

     In July 2000, the Emerging Issues Task Force (EITF) reached consensus on Issue No. 99-20, "Recognition of Interest Income and Impairment on Certain Investments". This pronouncement requires investors in certain asset-backed securities to record changes in their estimated yield on a prospective basis and to evaluate these securities for an other-than-temporary decline in value. This consensus is effective for financial statements with fiscal quarters beginning after December 15, 2000. While the Company is currently in the process of quantifying the impact of EITF No. 99-20, the consensus provisions are not expected to have a material impact on the Company's financial condition or results of operations.

     In September 2000, the FASB issued SFAS 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities" which replaces SFAS No. 125, "Accounting for Transfers and Services of Financial Assets and Extinguishments of Liabilities". This standard revises the methods for accounting for securitizations and other transfers of financial assets and collateral as outlined in SFAS No. 125, and requires certain additional disclosures. The Company does not expect the adoption of this standard to have a material effect on its financial position or results of operations.

2.   SIGNIFICANT TRANSACTIONS WITH AFFILIATES

     The Company has an agreement with Sun Life Assurance Company of Canada, which provides that Sun Life Assurance Company of Canada will furnish, as requested, personnel as well as certain services and facilities on a cost-reimbursement basis. Expenses under this agreement amounted to approximately $1,367,000, $2,045,000, and $1,037,000 in 2000, 1999, and
     1998, respectively. In 2000 and 1999, the Company also had an agreement with Sun Life Assurance Company of Canada (U.S.), its parent, whereby its parent will furnish, as requested, personnel as well as certain services and facilities on a cost-reimbursement basis. Expenses under this agreement totalled $1,918,000 and $3,507,000, respectively.

     The Company declared and paid dividends in the amounts of $4,700,000, $6,500,000, and $3,000,000 to Sun Life Assurance Company of Canada (U.S.) during 2000, 1999, and 1998, respectively. See Note 14 for dividend restrictions information.

     As more fully described in Note 7, the Company has been involved in several reinsurance transactions with Sun Life Assurance Company of Canada.

               SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
    (WHOLLY-OWNED SUBSIDIARY OF SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.))

                          NOTES TO FINANCIAL STATEMENTS

                  YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

3.   INVESTMENTS

     FIXED MATURITIES

     The amortized cost and fair value of fixed maturities were as follows (in 000's):

                                                                                   DECEMBER 31, 2000

                                                                                  GROSS        GROSS        ESTIMATED
                                                                  AMORTIZED     UNREALIZED   UNREALIZED        FAIR
                                                                    COST          GAINS       (LOSSES)        VALUE
                                                                  ----------------------------------------------------
     Fixed maturities available-for-sale:
         United States treasury securities, U.S. Government
           and agency securities                                  $   7,269      $     62    $       -     $    7,331
         Mortgage-backed securities                                   5,929            46           (4)         5,971
         Public utilities                                            16,185           130         (173)        16,142
         Transportation                                               7,572            97          (46)         7,623
         Finance                                                     15,630           397          (76)        15,951
         Corporate                                                   57,941         2,275       (2,391)        57,825
                                                                  ----------------------------------------------------
       Total fixed maturities available-for-sale                  $ 110,526      $  3,007    $  (2,690)    $  110,843
                                                                  ====================================================

                                                                                   DECEMBER 31, 1999

                                                                                  GROSS        GROSS        ESTIMATED
                                                                  AMORTIZED     UNREALIZED   UNREALIZED        FAIR
                                                                    COST          GAINS       (LOSSES)        VALUE
                                                                  ----------------------------------------------------
     Fixed maturities available-for-sale:
         United States treasury securities, U.S. Government
           and agency securities                                  $   9,659      $     13    $    (196)    $    9,476
         Mortgage-backed securities                                   4,974             9          (88)         4,895
         Public utilities                                            19,045             7         (590)        18,462
         Transportation                                              11,129             3         (156)        10,976
         Finance                                                     12,792             3         (268)        12,527
         Corporate fixed maturities                                  65,148           181       (1,725)        63,604
                                                                  ---------------------------------------------------
      Total fixed maturities available-for-sale                   $ 122,747      $    216    $  (3,023)    $  119,940
                                                                  ====================================================

     The amortized cost and estimated fair value by maturity periods for fixed maturities are shown below (in 000's). Actual maturities may differ from contractual maturities on mortgage-backed securities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or the Company may have the right to put or sell the obligations back to the issuers.

               SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
    (WHOLLY-OWNED SUBSIDIARY OF SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.))

                          NOTES TO FINANCIAL STATEMENTS

                  YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

3.   INVESTMENTS (CONTINUED)

                                                                             DECEMBER 31, 2000

                                                                     AMORTIZED COST      FAIR VALUE
                                                                     ---------------   -------------
      Maturities of available-for-sale fixed securities:
                Due in one year or less                                $      9,709     $     9,520
                Due after one year through five years                        57,683          57,702
                Due after five years through ten years                       26,222          26,652
                Due after ten years                                          16,912          16,969
                                                                     ---------------   -------------

      Total                                                            $    110,526     $   110,843
                                                                     ===============   =============

     Gross gains of $137,000, and $829,000 and gross losses of $1,742,000, and $594,000 were realized on the voluntary sale of fixed maturities for the years ended December 31, 2000 and 1999, respectively. Fixed maturities with an amortized cost of approximately $404,000 and $405,000 at December 31, 2000 and 1999, respectively, were on deposit with governmental authorities as required by law.

     As of December 31, 2000 and 1999, 96% of the Company's fixed maturities were investment grade and there were no significant concentrations by issuer or by industry, other than U.S. Treasury securities. Investment grade securities are those that are rated "A" or better by nationally recognized rating agencies. The Company believes that unrealized losses are temporary in nature, and accordingly, no provisions for other than temporary impairment of value have been recorded. All of the Company's securities were income-producing for the period ending December 31, 2000 and 1999.

     MORTGAGE LOANS AND REAL ESTATE

     The Company invests in commercial first mortgage loans and real estate throughout the United States. Investments are diversified by property type and geographic area. Mortgage loans are collateralized by the related properties and generally are no more than 75% of the properties' value at the time that the original loan is made. The Company had no real estate holdings at December 31, 2000 or 1999. The carrying value of mortgage net of applicable reserves were as follows (in 000's):

                                                          DECEMBER 31,

                                                      2000             1999
                                                 -------------    ------------
      Total mortgage loans                         $  26,876        $  26,244

     The Company monitors the condition of the mortgage loans in its portfolio. In those cases where mortgages have been restructured, appropriate allowances for losses have been made. In those cases where, in management's judgement, the mortgage loan's value has been impaired, appropriate losses are recorded. The Company has no restructured or impaired mortgage loans at December 31, 2000 and 1999, respectively, nor any allowances for losses or reserves for impaired loans.

               SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
    (WHOLLY-OWNED SUBSIDIARY OF SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.))

                          NOTES TO FINANCIAL STATEMENTS

                  YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

3.   INVESTMENTS (CONTINUED)

     Mortgage loans comprise the following property types and geographic regions in (000's):

                                                          DECEMBER 31,

     Property Type:                                 2000              1999
                                                 -------------    --------------
     Office building                              $     6,581      $      5,564
     Residential                                        1,099             1,134
     Retail                                             9,909             8,692
     Industrial/warehouse                               5,799             6,612
     Other                                              3,488             4,242
                                                 -------------    --------------

     Total                                        $    26,876      $     26,244
                                                 =============    ==============

                                                          DECEMBER 31,

     Geographic region:                             2000              1999
                                                 -------------    --------------
     Arizona                                      $     2,600      $      2,670
     California                                         1,564             2,208
     Florida                                            1,754               733
     Georgia                                            1,099             1,134
     Indiana                                            2,001             1,375
     Maryland                                           3,488             3,661
     Michigan                                             583               614
     Nevada                                             1,177             1,193
     New Jersey                                           865               911
     New York                                           3,384             3,776
     Ohio                                               1,262             1,271
     Pennsylvania                                       3,119             3,288
     Texas                                                694
     Utah                                               1,588             1,635
     Other                                              1,698             1,775
                                                 -------------    --------------

     Total                                        $    26,876      $     26,244
                                                 =============    ==============

At December 31, 2000, scheduled mortgage loan maturities were as follows (in 000's):

     2001                                          $   4,405
     2002                                              3,119
     2003                                              1,355
     2004                                              4,364
     2005                                              5,080
     Thereafter                                        8,553
                                                  -----------
     Total                                         $  26,876
                                                  ===========

               SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
    (WHOLLY-OWNED SUBSIDIARY OF SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.))

                          NOTES TO FINANCIAL STATEMENTS

                  YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

3.   INVESTMENTS (CONTINUED)

     Actual maturities could differ from contractual maturities because borrowers may have the right to prepay obligations,with or without prepayment penalties,and loans may be refinanced.

     The Company has made commitments of mortgage loans on real estate and other loans into the future. The outstanding commitments for these mortgages amount to $3,809,000 and $2,400,000 at December 31, 2000 and 1999,
     respectively.

4.   NET REALIZED INVESTMENT GAINS AND LOSSES

     Net realized investment gains (losses) consisted of the following (in 000's):

                                         2000          1999          1998
                                      ----------    ----------    ----------
     Fixed maturities                 $   (1,611)   $      236    $    1,022
     Mortgage loans                           --             8           359
     Real estate                              --           253           (13)
     Write-down of fixed maturities       (1,468)           --            --
                                      ----------    ----------    ----------
     Total                            $   (3,079)   $      497    $    1,368
                                      ==========    ==========    ==========

5.   NET INVESTMENT INCOME

     Net investment income consisted of the following (in 000's):

                                         2000          1999          1998
                                      ----------    ----------    ----------
     Fixed maturities                 $    9,490    $    9,059    $   10,185
     Mortgage loans                        2,432         3,121         3,956
     Real estate                              --          (156)           17
     Policy loans                             43            54            53
     Other                                    45            45            82
                                      ----------    ----------    ----------
         Gross investment income          12,010        12,123        14,293
     Less: Investment expenses               189           217           264
                                      ----------    ----------    ----------
         Net investment income        $   11,821    $   11,906    $   14,029
                                      ==========    ==========    ==========

               SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
    (WHOLLY-OWNED SUBSIDIARY OF SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.))

                          NOTES TO FINANCIAL STATEMENTS

                  YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

6.   FAIR VALUE OF FINANCIAL INSTRUMENTS

     The following table presents the carrying amounts and estimated fair values of the Company's financial instruments at December 31, 2000 and 1999 (in 000's):

                                               DECEMBER 31, 2000         DECEMBER 31, 1999

                                             CARRYING    ESTIMATED     CARRYING    ESTIMATED
                                              AMOUNT     FAIR VALUE     AMOUNT     FAIR VALUE
                                           --------------------------------------------------
     Financial assets:
             Cash and cash equivalents      $    7,292   $    7,292   $   11,458   $   11,458
             Fixed maturities                  110,843      110,843      119,940      119,940
             Mortgages                          26,876       27,890       26,244       26,595
             Policy loans                          541          541          538          538
             Short-term investments             16,001       16,001        7,295        7,295

     Financial liabilities:
             Contractholder deposit funds   $   95,508   $   94,447   $  106,400   $  108,424
             Fixed annuity contracts             8,530        8,219        8,916        8,549

     The fair values of cash and cash equivalents are estimated to be cost plus accrued interest which approximates fair value. The fair values of short-term bonds are estimated to be the amortized cost. The fair values of publicly traded fixed maturities are based upon market prices or dealer quotes. For privately placed fixed maturities, fair values are estimated by taking into account prices for publicly traded securities of similar credit risk, maturity, repayment and liquidity characteristics. The fair values of mortgage loans are estimated by discounting future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.

     Policy loans are stated at unpaid principal balances, which approximate fair value.

     The fair values of the Company's general account insurance reserves and contractholder deposits under investment-type contracts (insurance, annuity and pension contracts that do not involve mortality or morbidity risks) are estimated using discounted cash flow analyses or surrender values based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for all contracts being valued. Those contracts that are deemed to have short-term guarantees have a carrying amount equal to the estimated market value.

               SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
    (WHOLLY-OWNED SUBSIDIARY OF SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.))

                          NOTES TO FINANCIAL STATEMENTS

                  YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

7.   REINSURANCE

     GROUP INSURANCE

     The Company has an agreement with Sun Life Assurance Company of Canada whereby Sun Life Assurance Company of Canada reinsures the mortality risks of the group life insurance contracts. Under this agreement, certain death benefits are reinsured on a yearly renewable term basis. The agreement provides that Sun Life Assurance Company of Canada will reinsure the mortality risks in excess of $50,000 per policy for group life contracts ceded by the Company.

     The Company has an agreement with an unrelated company whereby the unrelated company reinsures the morbidity risks of the group long-term disability contracts. Under this agreement, certain long-term disability benefits are reinsured on a yearly renewable term basis. The agreement provides that the unrelated company will reinsure $4,000 per policy per month for long-term disability contracts ceded by the Company.

     The effects of reinsurance were as follows (in 000's):

                                                                     FOR THE YEARS ENDED DECEMBER 31,
                                                                   ------------------------------------
                                                                      2000         1999         1998
                                                                   ----------   ----------   ----------
     Insurance premiums:
           Direct                                                  $   21,484   $   21,629   $   19,772
           Ceded                                                        3,674        3,780        3,547
                                                                   ----------   ----------   ----------
     Net Premiums                                                  $   17,810   $   17,849   $   16,225
                                                                   ==========   ==========   ==========

     Insurance and other individual policy benefits, and claims:
           Direct                                                  $   23,654   $   23,764   $   22,377
           Ceded                                                        4,273        3,611        2,354
                                                                   ----------   ----------   ----------
     Net policy benefits and claims                                $   19,381   $   20,153   $   20,023
                                                                   ==========   ==========   ==========

     The Company is contingently liable for the portion of the policies reinsured under each of its existing reinsurance agreements in the event the reinsurance companies are unable to pay their portion of any reinsured claim. Management believes that any liability from this contingency is unlikely. However, to limit the possibility of such losses, the Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk.

               SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
    (WHOLLY-OWNED SUBSIDIARY OF SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.))

                          NOTES TO FINANCIAL STATEMENTS

                  YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

8.   RETIREMENT PLANS:

     PENSION PLAN

     The Company and certain affiliates participate with Sun Life Assurance Company of Canada in a non-contributory defined benefit pension plan covering essentially all employees. Benefits under all plans are based on years of service and employees' average compensation. The Company's funding policies for the pension plans are to contribute amounts which at least satisfy the minimum amount required by the Employee Retirement Income Security Act of 1974 ("ERISA"); currently the plans are fully funded. Most pension plan assets consist of separate accounts of Sun Life Assurance Company of Canada or other insurance company contracts.

     The following table sets forth the change in the pension plan's projected benefit obligations and assets, as well as the plan's funded status at December 31, 2000, 1999, and 1998 (in 000's):

                                                               YEAR ENDED DECEMBER 31,

                                                        2000            1999            1998
                                                    ------------    ------------    ------------
CHANGE IN PROJECTED BENEFIT OBLIGATION:
Projected benefit obligation at beginning of year   $     99,520    $    110,792    $     79,684

Service cost                                               5,242           5,632           4,506

Interest cost                                              7,399           6,952           6,452

Actuarial loss (gain)                                        579         (21,480)         21,975

Benefits paid                                             (3,065)         (2,376)         (1,825)
                                                    ------------    ------------    ------------
Projected benefit obligation at end of year         $    109,675    $     99,520    $    110,792
                                                    ============    ============    ============

CHANGE IN FAIR VALUE OF PLAN ASSETS:
Fair value of plan assets at beginning of year      $    158,271    $    151,575    $    136,610

Actual return on plan assets                               8,218           9,072          16,790
Benefits paid                                             (3,285)         (2,376)         (1,825)
                                                    ------------    ------------    ------------
Fair value of plan assets at end of year            $    163,204    $    158,271    $    151,575
                                                    ============    ============    ============

Funded status                                       $     53,529    $     58,752    $     40,783

Unrecognized net actuarial loss                          (12,620)        (20,071)         (2,113)
Unrecognized transition obligation                       (20,561)        (22,617)        (24,674)
Unrecognized prior service cost                            6,501           7,081           7,661
                                                    ------------    ------------    ------------

Prepaid benefit cost                                $     26,849    $     23,145    $     21,657
                                                    ============    ============    ============

               SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
    (WHOLLY-OWNED SUBSIDIARY OF SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.))

                          NOTES TO FINANCIAL STATEMENTS

                  YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

8.   RETIREMENT PLANS (CONTINUED):

     The following table sets forth the components of the net periodic pension cost for the years ended December 31, 2000, 1999 and 1998 (in 000's).

                                                           YEAR ENDED DECEMBER 31,

                                                      2000          1999          1998
                                                  ---------------------------------------

     COMPONENTS OF NET PERIODIC BENEFIT COST:
     Service cost                                  $    5,242    $    5,632    $    4,506

     Interest cost                                      7,399         6,952         6,452

     Expected return on plan assets                   (13,723)      (12,041)      (10,172)

     Amortization of transition obligation asset       (2,056)       (2,056)       (2,056)

     Amortization of prior service cost                   580           580           580

     Recognized net actuarial gain                     (1,146)         (554)         (677)
                                                  ---------------------------------------
     Net periodic benefit cost                     $   (3,704)   $   (1,487)   $   (1,367)
                                                  =======================================
     The Company's share of net periodic benefit   $       52    $       63    $       65
                                                  =======================================

     The projected benefit obligations were based on calculations that utilize certain assumptions. The assumed weighted average discount rate was 7.5% for the years ended December 31, 2000 and 1999. The expected return on plan assets for 2000 and 1999 was 8.75% and the assumed rate of compensation increase for both 2000 and 1999 was 4.50%.

     The Company and certain affiliates also participate with Sun Life
     Assurance Company of Canada and certain affiliates in a 401(k) savings plan for which substantially all employees are eligible. Under the various plans the Company matches, up to specified amounts, employees' contributions to the plan. The Company's contributions were $8,000 and $26,000 for the years ended December 31, 2000 and 1999, respectively.

     OTHER POST-RETIREMENT BENEFIT PLANS

     In addition to pension benefits, the Company and certain affiliates provide certain health, dental, and life insurance benefits ("postretirement benefits") for retired employees and dependents. Substantially all employees of the participating companies may become eligible for these benefits if they reach normal retirement age while working for the Company, or retire early upon satisfying an alternate age plus service condition. Life insurance benefits are generally set at a fixed amount. The following table sets forth the change in other postretirement benefit plans' obligations and assets, as well as the plans' funded status at December 31, 2000, 1999 and 1998 (in 000's).

               SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
    (WHOLLY-OWNED SUBSIDIARY OF SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.))

                          NOTES TO FINANCIAL STATEMENTS

                  YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

8.  RETIREMENT PLANS (CONTINUED):

                                                                   2000                1999                1998
                                                             -------------------------------------------------------
     CHANGE IN BENEFIT OBLIGATION:
     Benefit obligation at beginning of year                  $     12,217         $     10,419          $    9,845

     Service cost                                                      529                  413                 240

     Interest cost                                                   1,139                  845                 673

     Actuarial loss                                                  3,665                1,048                 308

     Benefits paid                                                   (465)                 (508)               (647)
                                                              ------------------------------------------------------

     Benefit obligation at end of year                        $     17,085         $     12,217          $   10,419
                                                              ======================================================

     CHANGE IN FAIR VALUE OF PLAN ASSETS:
     Fair value of plan assets at beginning of year           $          -         $          -          $        -

     Employer contributions                                            465                  508                 647

     Benefits paid                                                    (465)                (508)               (647)
                                                              ------------------------------------------------------
     Fair value of plan assets at end of year                 $          -         $          -          $        -
                                                              ======================================================

     Funded Status                                            $    (17,085)        $    (12,217)         $   (10,419)
     Unrecognized net actuarial loss                                 4,914                1,469                  586
     Unrecognized transition obligation                                 95                  140                  185
                                                              ------------------------------------------------------
     Prepaid (accrued) benefit cost                           $    (12,076)        $    (10,608)         $    (9,648)
                                                              ======================================================

               SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
    (WHOLLY-OWNED SUBSIDIARY OF SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.))

                          NOTES TO FINANCIAL STATEMENTS

                  YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

8.   RETIREMENT PLANS (CONTINUED):

     The following table sets forth the components of the net periodic postretirement benefit costs for the years ended December 31, 2000, 1999 and 1998 (in 000's).

                                                                   2000               1999                1998
                                                             ---------------------------------------------------
     COMPONENTS OF NET PERIODIC BENEFIT COST

     Service cost                                             $      529          $      413         $      239


     Interest cost                                                 1,139                 845                673

     Amortization of transition obligation(asset)                     45                  45                 45

     Recognized net actuarial loss (gain)                            219                 164                (20)
                                                              --------------------------------------------------

     Net periodic benefit cost                                $    1,932          $    1,467          $     937
                                                              ==================================================

     The Company's share of net periodic benefit cost         $       11          $        9          $       6
                                                              ==================================================

     In order to measure the postretirement benefit obligation at December 31, 2000 the Company assumed a 10.9% annual rate of increase in the per capita cost of covered health care benefits (5.5% for dental benefits). These rates were assumed to decrease gradually to 5.0% for 2006 and remain at that level thereafter. Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. For example, increasing the health care cost trend rate assumptions by one percentage point in each year would increase the accumulated postretirement benefit obligation at December 31, 2000 by $3.4 million, and the aggregate of the service and interest cost components of net periodic postretirement benefit expense for 2000 by $405 thousand. Conversely, decreasing assumed rates by one percentage point in each year would decrease the accumulated postretirement benefit obligation at December 31, 2000 by $2.8 million, and the aggregate of the service and interest cost components of net periodic postretirement benefit expense for 2000 by $320 thousand. The assumed weighted average discount rate used in determining the postretirement benefit obligation for both 2000 and 1999 was 7.50%.

               SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
    (WHOLLY-OWNED SUBSIDIARY OF SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.))

                          NOTES TO FINANCIAL STATEMENTS

                  YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

9.   FEDERAL INCOME TAXES

     The Company files a consolidated federal income tax return with Sun Life Assurance Company of Canada (U.S.) and other affiliates as previously described in Note 1. Federal income taxes are calculated as if the Company was filing a separate federal income tax return. A summary of the components of federal income tax expense in the statements of income for the years ended December 31, was as follows (in 000's):

                                                           2000             1999             1998
                                                          -------          -------          -------
      Federal income tax expense:
      Current                                             $ 2,112           $1,301           $2,206
      Deferred                                             (1,154)             879              517
                                                          --------          ------           ------

      Total                                               $   958           $2,180           $2,723
                                                          ========          ======           ======

     Federal income taxes attributable to the operations are different from the amounts determined by multiplying income before federal income taxes by the expected federal income tax rate of 35%. The Company's effective rate differs from the federal income tax rate as follows:

                                                             2000            1999             1998
                                                           --------        --------        --------
      Expected federal income tax expense                   $  944          $ 2,322         $  2,914
      Other                                                     14            (142)            (191)

                                                            -------         --------        --------

      Federal income tax expense                            $  958          $ 2,180         $  2,723
                                                            =======         ========        ========

     The net deferred income tax liability represents the tax effects of temporary differences between the carrying amounts of assets and liabilities used for financial reporting purposes and the amounts used for income tax purposes. The components of the Company's deferred tax assets and liabilities as of December 31 were as follows:

                                                                   2000         1999
                                                                ---------    ---------
      Deferred tax assets:
          Investments, net                                       $   650      $   799
          Actuarial liabilities                                    4,442        2,020
          Other                                                        -        3,349
                                                                 --------     -------
      Total deferred tax assets                                    5,092        6,168
                                                                 --------     -------

      Deferred tax liabilities:
          Deferred policy acquisition costs (DAC)                  (6,418)     (7,842)
          Other                                                      (235)          -
                                                                 --------     -------

      Total deferred tax liabilities                               (6,653)     (7,842)
                                                                 --------     -------

      Net deferred tax liabilities                               $ (1,561)   $ (1,674)
                                                                 =========   ========

               SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
    (WHOLLY-OWNED SUBSIDIARY OF SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.))

                          NOTES TO FINANCIAL STATEMENTS

                  YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

9.   FEDERAL INCOME TAXES (CONTINUED)

     The Company makes payments under the tax sharing agreements as if it were filing as a separate company. Cash payments for federal income taxes were approximately $701,000 and $2,521,000, for the years ended December 31, 2000 and 1999, respectively.

     The Company's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"), and provisions are made in the consolidated financial statements in anticipation of the results of these audits. The Company is currently under audit by the IRS for the years 1994 and 1995. In the Company's opinion, adequate tax liabilities have been established for all years and any adjustments that might be required for the years under audit will not have a material effect on the Company's financial statements. However, the amounts of these tax liabilities could be revised in the future if estimates of the Company's ultimate liability are revised.

10.  LIABILITY FOR UNPAID CLAIMS AND CLAIMS ADJUSTMENT EXPENSES

     Activity in the liability for unpaid claims and claims adjustment expenses related to the group life and group disability products is summarized below (in 000's):

                                                          2000               1999
                                                     ---------------    ---------------
      Balance at January 1                           $      17,755       $     15,002
      Less reinsurance recoverables                         (4,036)            (3,232)
                                                     ---------------     --------------
      Net balance at January 1                              13,719             11,770
                                                     ---------------     --------------
      Incurred related to:
        Current year                                        10,670             12,187
        Prior years                                            (14)            (1,487)
                                                     ---------------     --------------
      Total incurred                                        10,656             10,700
                                                     ---------------     --------------
      Paid losses related to:
        Current year                                        (5,473)            (6,755)
        Prior years                                         (3,395)            (1,996)
                                                     ---------------     --------------
      Total paid                                            (8,868)            (8,751)
                                                     ---------------     --------------

      Net balance at December 31                            20,574             17,755
      Less reinsurance recoverables                         (5,067)            (4,036)
                                                     ---------------     --------------
      Balance at December 31                         $      15,507       $     13,719
                                                     ===============     ==============

The Company regularly updates its estimates of liabilities for unpaid claims and claims adjustments expenses as new information becomes available and further events occur which may impact the resolution of unsettled claims for its individual and group disability lines of business. Changes in prior estimates are recorded in results of operations in the year such changes are determined to be needed.

               SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
    (WHOLLY-OWNED SUBSIDIARY OF SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.))

                          NOTES TO FINANCIAL STATEMENTS

                  YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

11.  DEFERRED POLICY ACQUISITION COSTS

     The following illustrates the changes to the deferred policy acquisition cost asset (in 000's):

                                                                         2000                1999
                                                                     -----------         -----------
       Balance at January 1                                           $   27,893           $  26,107
           Acquisition costs deferred                                      1,901               2,651
           Amortized to expense during year                              (5,844)              (2,670)
           Adjustment for unrealized investment gains (losses)
             during year                                                   (151)                1,805
                                                                      ----------           ----------
       Balance at December 31                                         $   23,799           $   27,893
                                                                      ==========           ==========

12.  SEGMENT INFORMATION

     The Company conducts business principally in three operating segments and maintains a corporate segment to provide for the capital needs of the various operating segments and to engage in other financing-related activities. Each segment was defined consistent with the way results are evaluated by the chief operating decision-maker. Net investment income is allocated based on segmented assets by line of business.

     WEALTH MANAGEMENT

     The Wealth Management segment markets and administers both individual fixed and variable annuity products.

     GROUP PROTECTION

     The Group Protection segment markets and administers group life insurance, long-term disability and short-term disability products. These products are sold to employers that provide group benefits for their employees.

     INDIVIDUAL PROTECTION

     The only individual products offered are conversions from the group life products.

     CORPORATE

     The Corporate segment includes the unallocated capital of the Company and items not otherwise attributable to the other segments. Management evaluates the results of the operating segments on an after-tax basis. The Company does not materially depend on one or a few customers, brokers or agents. The following amounts pertain to the various business segments (in 000's):

               SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
    (WHOLLY-OWNED SUBSIDIARY OF SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.))

                          NOTES TO FINANCIAL STATEMENTS

                  YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

12.  SEGMENT INFORMATION  (CONTINUED)

                                                           YEAR ENDED DECEMBER 31, 2000

                                                                        PRETAX
                                    TOTAL              TOTAL            INCOME        NET OPERATING             TOTAL
                                  REVENUES         EXPENDITURES         (LOSS)         INCOME(LOSS)            ASSETS
                                --------------    ----------------    ------------    ----------------      --------------
      Wealth Management         $      20,066     $        18,033     $     2,033     $     1,307           $     711,141
      Group Protection                 17,194              15,350           1,844           1,199                  30,514
      Individual Protection               224                 301             (77)            (50)                  1,040
      Corporate                        (1,179)                (76)         (1,103)           (717)                 10,677
                                --------------    ----------------    ------------    ----------------      --------------
                         Total  $      36,305     $        33,608     $     2,697     $     1,739           $     753,372
                                ==============    ================    ============    ================      ==============

                                                             YEAR ENDED DECEMBER 31, 1999

      Wealth Management             $  20,565          $   16,234         $ 4,331     $     2,958           $     804,824
      Group Protection                 16,415              15,541             874             568                  25,172
      Individual Protection               391                  56             335             218                     483
      Corporate                         1,268                 173           1,095             711                   4,121
                                --------------    ----------------    ------------    ----------------      --------------
                         Total      $  38,639          $   32,004         $ 6,635     $     4,455           $     834,600
                                ==============    ================    ============    ================      ==============

                                                             YEAR ENDED DECEMBER 31, 1998

      Wealth Management              $ 21,174          $   16,896         $ 4,278             $ 3,295           $ 703,694
      Group Protection                 15,259              13,023           2,236               1,526              23,297
      Individual Protection               294                 558            (264)               (171)              7,493
      Corporate                         2,329                 253           2,076                 953               9,277
                                --------------    ----------------    ------------    ----------------      --------------
                         Total       $ 39,056          $   30,730         $ 8,326             $ 5,603           $ 743,761
                                ==============    ================    ============    ================      ==============

13.  REGULATORY FINANCIAL INFORMATION

     The Company is required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities (statutory basis). Statutory net income and capital stock and surplus differs from net income and shareholder's equity reported in accordance with GAAP for stock life insurance companies primarily because, under statutory basis accounting, policy acquisition costs are expensed when incurred, reserves are based on different assumptions, investments are valued differently, post-retirement benefit costs are based on different assumptions and reflect a different method of adoption, and income tax expense reflects only taxes paid or currently payable.

               SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
    (WHOLLY-OWNED SUBSIDIARY OF SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.))

                          NOTES TO FINANCIAL STATEMENTS

                  YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

13.  REGULATORY FINANCIAL INFORMATION (CONTINUED)

     The following information reconciles statutory net income and statutory surplus with net income and equity on a GAAP basis (in 000's):

                                                                             YEAR ENDED DECEMBER 31,

                                                                   2000                   1999               1998
                                                                -----------           -----------         ----------
      Statutory net income                                        $   2,589            $   4,710           $   6,685

      Adjustments to GAAP for life insurance companies:
        Statutory interest maintenance reserve                        (180)                  254                 320
        Investment income and realized gains (losses)               (2,454)                2,599                 254
        Policyowner benefits                                          3,515               (2,205)             (2,967)
        Deferred policy acquisition costs                            (3,943)                 (19)              1,836
        Deferred income taxes                                         2,069                 (880)               (516)
        Other, net                                                      143                   (4)                 (9)
                                                                -----------            ---------           ---------
      GAAP net income                                           $     1,739            $   4,455           $   5,603
                                                                ===========            =========           =========

                                                                            DECEMBER 31,

                                                                         2000              1999
                                                                      ----------         ---------
      Statutory capital stock and surplus                              $   39,560         $  41,346

      Adjustments to GAAP for life insurance companies:
        Valuation of investments                                          (3,859)            (2,185)
        Deferred policy acquisition costs                                 23,799             27,893
        Future policy benefits and
           Contractholder deposit funds                                   (5,566)           (10,547)
        Deferred income taxes                                             (1,561)            (1,674)
        Statutory interest maintenance reserve                               297                554
        Statutory asset valuation reserve                                    884              1,210
        Other, net                                                         1,866               (149)
                                                                       ----------         ---------
      GAAP equity                                                      $   55,420         $  56,448
                                                                       ==========         =========

14.  DIVIDEND RESTRICTIONS

     The Company's ability to pay dividends is subject to certain restrictions. New York has enacted laws governing the payment of dividends to stockholders by insurers. These laws affect the dividend paying ability of the Company.

               SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
    (WHOLLY-OWNED SUBSIDIARY OF SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.))

                          NOTES TO FINANCIAL STATEMENTS

                  YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

14.  DIVIDEND RESTRICTIONS (CONTINUED)

     On September 20, 2000, New York insurance law was amended to permit a domestic stock life insurance company to distribute a dividend to its shareholders, without notice to the Superintendent of Insurance of the State of New York, where the aggregate amount of such dividend in any calendar year does not exceed the lesser of: (1) ten percent of its surplus to policyholders as of the immediately preceding calendar year; or
     (2) its net gain from operations for the immediately preceding calendar year, not including realized capital gains. Under the previous law, domestic stock life insurers were prohibited from distributing any dividends to shareholders unless the insurer filed a notice of its intention to declare a dividend and its amount with the Superintendent at least 30 days in advance of the proposed declaration, and such proposed distribution was not disapproved by the Superintendent. Dividends in the amount of $4,700,000, $6,500,000, and $3,000,000 were declared and paid during 2000, 1999, and 1998, respectively, by the Sun Life Insurance and Annuity Company of New York to the Company. These dividends were approved by the Board of Directors and the State of New York Insurance Department.

15.  COMMITMENTS AND CONTINGENCIES

     REGULATORY AND INDUSTRY DEVELOPMENTS

     Unfavorable economic conditions may contribute to an increase in the number of insurance companies that are under regulatory supervision. This may result in an increase in mandatory assessments by state guaranty funds, or voluntary payments by solvent insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments, which are subject to statutory limits, can be partially recovered through a reduction in future premium taxes in some states. The Company is not able to reasonably estimate the potential effect on it of any such future assessments.

     LITIGATION

     The Company is involved in pending and threatened litigation in the normal course of its business in which claims for monetary and punitive damages have been asserted. Although there can be no assurance, management, at the present time, does not anticipate that the ultimate liability arising from such pending and threatened litigation will have a material effect on the financial condition or operating results of the Company.

               SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
    (WHOLLY-OWNED SUBSIDIARY OF SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.))

                          NOTES TO FINANCIAL STATEMENTS

                  YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

15.  COMMITMENTS AND CONTINGENCIES (CONTINUED)

LEASE COMMITMENTS

The Company leases various facilities and equipment under operating leases with terms of up to 10 years. As of December 31, 2000, minimum future lease payments under such leases are as follows (in 000's):

                              2001                               $  250,520
                              2002                                  262,264
                              2003                                  270,072
                              2004                                  180,048
                              Thereafter                                  -
                                                                 ----------
                             Total                               $  962,904
                                                                 ==========

Total rental expense for the years ended December 31, 2000, 1999 and 1998 was $419,000, $565,000, and $407,000, respectively.

INDEPENDENT AUDITORS' REPORT


To the Board of Directors and Stockholder of Sun Life Insurance and Annuity Company of New York:

We have audited the accompanying balance sheets of Sun Life Insurance and Annuity Company of New York (the "Company") as of December 31, 2000 and 1999, and the related statements of income, stockholder's equity, comprehensive income and of cash flows for each of the three years in the period ended December 31, 2000. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of Sun Life Insurance and Annuity Company of New York as of December 31, 2000 and 1999, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2000 in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Boston, Massachusetts


February 7, 2001

                                                                    May 1, 2001



                                    FUTURITY-NY

                             VARIABLE AND FIXED ANNUITY

                        STATEMENT OF ADDITIONAL INFORMATION

                         SUN LIFE (N.Y.) VARIABLE ACCOUNT C

                                 TABLE OF CONTENTS


Calculation of Performance Data............................................  2
Advertising and Sales Literature .......................................... 10
Calculations .............................................................. 13
     Example of Variable Accumulation Unit Value Calculation............... 13
     Example of Variable Annuity Unit Calculation ......................... 13
     Example of Variable Annuity Payment Calculation ...................... 13
Distribution of the Contracts ............................................. 13
Designation and Change of Beneficiary ..................................... 14
Custodian ................................................................. 14
Financial Statements ...................................................... 14


          The Statement of Additional Information sets forth information which may be of interest to prospective purchasers of Futurity-NY Variable and Fixed Annuity Contracts (the "Contracts") issued by Sun Life Insurance and Annuity Company of New York (the "Company") in connection with Sun Life (N.Y.) Variable Account C (the "Variable Account") which is not included in the Prospectus dated May 1, 2001. This Statement of Additional Information should be read in conjunction with the Prospectus, a copy of which may be obtained without charge by writing to the Company at Sun Life Insurance and Annuity Company of New York, P.O. Box 9141, Boston, Massachusetts 02117, or by telephoning (800) 282-7073.

          The terms used in this Statement of Additional Information have the same meanings as in the Prospectus.


--------------------------------------------------------------------------------
THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS ONLY IF PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

                          CALCULATION OF PERFORMANCE DATA

AVERAGE ANNUAL TOTAL RETURN:


          The table below shows, for various Sub-Accounts of the Variable Account, the Average Annual Total Return for the stated periods (or shorter period indicated in the table below), based upon a hypothetical initial Purchase Payment of $1,000, calculated in accordance with the formula set out after the table. For purposes of determining these investment results, the actual investment performance of each Fund is reflected from the date the Fund commenced investment operations (the "Inception"). No information is shown for the Funds that had not commenced operations as of December 31, 2000.


          The Securities and Exchange Commission defines "standardized" total return information to mean Average Annual Total Return, based on a hypothetical initial purchase payment of $1,000 and calculated in accordance with the formula set forth after the table, but presented only for periods subsequent to the commencement of the offering of the Futurity annuities.




                                   FUTURITY NY
                    STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                         PERIOD ENDING DECEMBER 31, 2000

                                                                      1 Year         5 Year        10 Year           Fund
                                                                      Period         Period     or Life ( 1 )   Inception Date
                                                                      ------         ------     -------------   --------------
AIM V.I. Capital Appreciation Fund                                   (16.96%)        13.26%         15.65%          05/05/1993
AIM V.I. Growth Fund                                                 (25.84%)        14.48%         14.42%          05/05/1993
AIM V.I. Growth and Income Fund                                      (20.34%)        14.99%         15.74%          05/02/1994
AIM V.I. International Equity Fund                                   (31.32%)         8.87%          9.97%          05/05/1993
Alger American Growth Portfolio                                      (20.55%)        17.03%         18.74%          01/09/1989
Alger American Income and Growth Portfolio                            (8.03%)        22.71%         17.02%          11/15/1988
Alger American Small Capitalization Portfolio                        (32.06%)         4.83%         11.94%          09/21/1988
Goldman Sachs V.I.T. CORE-sm Large Cap Growth Fund                   (27.69%)          --            4.36%          02/13/1998
Goldman Sachs V.I.T. CORE-sm Small Cap Equity Fund                    (5.23%)          --           (0.03%)         02/13/1998
Goldman Sachs V.I.T. CORE-sm U.S. Equity Fund                        (15.76%)          --            6.10%          02/13/1998
Goldman Sachs V.I.T. Growth and Income Fund                          (11.19%)          --           (0.80%)         01/12/1998
Goldman Sachs V.I.T. International Equity Fund                       (19.07%)          --            8.22%          01/12/1998
J.P. Morgan U.S. Disciplined Equity Portfolio                        (17.03%)        12.82%         15.93%          01/03/1995
J.P. Morgan International Opportunities Portfolio                    (21.53%)         5.37%          6.28%          01/03/1995
J.P. Morgan Small Company Portfolio                                  (17.34%)        10.33%         13.67%          01/03/1995
Lord Abbett Series Fund Growth and Income                              8.01%         15.64%         16.00%          12/11/1989
MFS/Sun Life Capital Appreciation Series                             (17.63%)        15.40%         16.85%          06/12/1985
MFS/Sun Life Emerging Growth Series                                  (24.57%)        19.96%         22.30%          05/01/1995
MFS/Sun Life High Yield Series                                       (13.07%)         2.93%          9.68%          06/12/1985
MFS/Sun Life Utilities Series                                         (0.27%)        19.29%         16.70%          11/16/1993
MFS/Sun Life Government Securities Series                              4.44%          3.64%          5.83%          06/12/1985
MFS/Sun Life Total Return Series                                       9.02%         11.10%         11.57%          05/11/1988
MFS/Sun Life Mass. Investors Trust Series                             (6.75%)        14.89%         15.00%          11/14/1986
MFS/Sun Life New Discovery Series                                     (6.49%)          --           19.10%          05/06/1998
MFS/Sun Life Mass. Investors Growth Stock Series                     (12.53%)          --           14.35%          05/06/1998
OCC Equity Portfolio                                                   2.34%         12.32%         15.13%          08/01/1988
OCC Mid Cap Portfolio                                                 17.98%           --           12.09%          02/09/1998
OCC Small Cap Portfolio                                               36.02%         11.11%         14.77%          08/01/1988
OCC Managed Portfolio                                                  2.18%         10.94%         16.45%          08/01/1988
Sun Capital Money Market Fund                                         (1.40%)          --            1.16%          12/07/1998
Sun Capital Investment Grade Bond Fund                                 2.33%           --            0.36%          12/07/1998
Sun Capital Real Estate Fund                                          23.24%           --            7.13%          12/07/1998
SC Select Equity Fund                                                (15.81%)          --            4.69%          09/01/1999
SC Blue Chip Mid Cap Fund                                             17.07%           --           35.26%          09/01/1999
SC Investors Foundation Fund                                         (12.38%)          --           (1.31%)         09/01/1999


(1) From commencement of investment operations.

(2) From January 3, 1995 (commencement of operations) to December 31, 1996, Chubb Investment Advisory Corporation ("Chubb Investment Advisory"), a wholly owned subsidiary of Chubb Life Insurance Company of America, served as each of these Fund's investment manager, and Morgan Guaranty Trust Company of New York, an affiliate of J.P. Morgan Investment Management Inc. ("J.P. Morgan") served as such Fund's sub-investment adviser. Effective January 1, 1997, J.P. Morgan began serving as each Fund's investment adviser.

(3) On September 16, 1994, an investment company then called Quest for Value Accumulation Trust (the "Old Trust") was effectively divided into two investment funds, the Old Trust and the OCC Accumulation Trust, at which time the OCC Accumulation Trust commenced operations. The total net assets for each of the Equity, Managed and Small Cap Portfolios immediately after the transaction were $86,789,755, $682,601,380, and $139,812,573, respectively, with respect to the Old Trust, and for each of the Equity, Managed and Small Cap Portfolios, $3,764,598,
    $51,345,102, and $8,129,274, respectively, with respect to the OCC Accumulation Trust. The Equity, Managed and Small Cap Portfolios commenced operations on August 1, 1998. For the period prior to September 16, 1994, the performance figures above for each of the Equity, Managed, and Small Cap Portfolios reflect the performance of the corresponding Portfolios of the Old Trust.

          The length of the period and the last day of each period used in the above table are set out in the table headings. The Average Annual Total Return for each period was determined by finding the average annual compounded rate of return over each period that would equate the initial amount invested to the ending redeemable value for that period, in accordance with the following formula:

                                         n
                                 P(l + T)  = ERV

     Where:    P = a hypothetical initial Purchase Payment of $1,000
               T = average annual total return for the period n = number of years
             ERV = redeemable value (as of the end of the period) of a
                   hypothetical $1,000 Purchase Payment made at the beginning of the 1-year, 5-year, or 10-year period (or fractional portion thereof)

The formula assumes that: 1) all recurring fees have been deducted from the Participant's Account; 2) all applicable non-recurring Contract charges are deducted at the end of the period, and 3) there will be a full surrender at the end of the period.

          The $30 annual Account Fee will be allocated among the Sub-Accounts so that each Sub-Account's allocated portion of the Account Fee is proportional to the percentage of the number of Contracts that have amounts allocated to that Sub-Account. Because the impact of Account Fees on a particular Contract may differ from those assumed in the computation due to differences between actual allocations and the assumed ones, the total return that would have been experienced by an actual Contract over these same time periods may have been different from that shown above.

NON-STANDARDIZED INVESTMENT PERFORMANCE:


          The Variable Account may illustrate its results over various periods and compare its results to indices and other variable annuities in sales materials including advertisements, brochures and sports. Such results may be computed on a "cumulative" and/or "annualized" basis.

          "Cumulative" quotations are arrived at by calculating the change in the Accumulation Unit value of a Sub-Account between the first and last day of the base period being measured, and expressing the difference as a percentage of the Accumulation Unit value at the beginning of the base period.

          "Annualized" quotations are calculated by applying a formula which determines the level rate of return which, if earned over the entire base period, would produce the cumulative return.



$10,000 invested in this Fund under a         ...would have grown to this amount
Futurity NY Contract, this many years ago...                on December 31, 2000



            AIM V.I. Capital Appreciation Fund                                   AIM V.I. Growth Fund

Number                                Cumulative  Compound            Number                                Cumulative  Compound
  of                                    Growth     Growth               of                                    Growth     Growth
Years      Periods        Amount         Rate       Rate              Years      Periods        Amount         Rate       Rate
  1    12/31/99-12/31/00   $8,787.00   -12.13%     -12.13%              1    12/31/99-12/31/00   $7,842.00   -21.58%    -21.58%
  2    12/31/98-12/31/00  $12,532.00    25.32%      11.95%              2    12/31/98-12/31/00  $10,459.00     4.59%      2.27%
  3    12/31/97-12/31/00  $14,745.00    47.45%      13.82%              3    12/31/97-12/31/00  $13,835.00    38.35%     11.43%
  4    12/31/96-12/31/00  $16,506.00    65.06%      13.35%              4    12/31/96-12/31/00  $17,310.00    73.10%     14.70%
  5    12/31/95-12/31/00  $19,140.00    91.40%      13.86%              5    12/31/95-12/31/00  $20,159.00   101.59%     15.05%

Life   05/05/93-12/31/00  $30,663.00    206.63%       15.76%          Life   05/05/93-12/31/00  $28,266.00   182.66%     14.53%

            AIM V.I. Growth and Income Fund                                      AIM V.I. International Equity Fund

Number                                Cumulative  Compound            Number                                Cumulative  Compound
  of                                    Growth     Growth               of                                    Growth     Growth
Years      Periods        Amount         Rate       Rate              Years      Periods        Amount         Rate       Rate
  1    12/31/99-12/31/00   $8,427.00   -15.73%    -15.73%               1    12/31/99-12/31/00   $7,259.00  -27.41%     -27.41%
  2    12/31/98-12/31/00  $11,157.00    11.57%      5.63%               2    12/31/98-12/31/00  $11,099.00   10.99%       5.35%
  3    12/31/97-12/31/00  $14,050.00    40.50%     12.00%               3    12/31/97-12/31/00  $12,642.00   26.42%       8.13%
  4    12/31/96-12/31/00  $17,421.00    74.21%     14.89%               4    12/31/96-12/31/00  $13,334.00   33.34%       7.46%
  5    12/31/95-12/31/00  $20,606.00   106.06%     15.56%               5    12/31/95-12/31/00  $15,786.00   57.86%       9.56%

Life   05/02/94-12/31/00  $26,957.00   169.57%     16.04%             Life   05/05/93-12/31/00  $20,872.00   108.72%     10.09%

            Alger American Growth Portfolio                                      Alger American Income and Growth Portfolio

Number                                Cumulative  Compound            Number                                Cumulative  Compound
  of                                    Growth     Growth               of                                    Growth     Growth
Years      Periods        Amount         Rate       Rate              Years      Periods        Amount         Rate       Rate
  1    12/31/99-12/31/00   $8,405.00  -15.95%     -15.95%               1    12/31/99-12/31/00   $9,737.00   -2.63%      -2.63%
  2    12/31/98-12/31/00  $11,087.00   10.87%       5.29%               2    12/31/98-12/31/00  $13,680.00   36.80%      16.96%
  3    12/31/97-12/31/00  $16,195.00   61.95%      17.43%               3    12/31/97-12/31/00  $17,864.00   78.64%      21.34%
  4    12/31/96-12/31/00  $20,089.00  100.89%      19.05%               4    12/31/96-12/31/00  $24,019.00  140.19%      24.49%
  5    12/31/95-12/31/00  $22,458.00  124.58%      17.56%               5    12/31/95-12/31/00  $28,353.00  183.53%      23.17%
 10    12/31/90-12/31/00  $56,074.00  460.74%      18.82%              10    12/31/90-12/31/00  $48,587.00  385.87%      17.13%

Life   01/09/89-12/31/00  $70,530.00  605.30%      17.72%             Life   11/15/88-12/31/00  $51,315.00  413.15%      14.44%

           Alger American Small Capitalization Portfolio                      Goldman Sachs VIT CORE-sm Large Cap Growth Fund

Number                                Cumulative  Compound            Number                                Cumulative  Compound
  of                                    Growth     Growth               of                                    Growth     Growth
Years      Periods        Amount         Rate       Rate              Years      Periods        Amount         Rate       Rate
  1    12/31/99-12/31/00   $7,180.00  -28.20%     -28.20%               1    12/31/99-12/31/00   $7,646.00    -23.54%    -23.54%
  2    12/31/98-12/31/00  $10,156.00    1.56%       0.78%               2    12/31/98-12/31/00  $10,212.00      2.12%      1.05%
  3    12/31/97-12/31/00  $11,572.00   15.72%       4.99%
  4    12/31/96-12/31/00  $12,714.00   27.14%       6.19%
  5    12/31/95-12/31/00  $13,063.00   30.63%       5.49%
  10   12/31/90-12/31/00  $31,117.00  211.17%      12.02%

Life   09/21/88-12/31/00  $52,149.00  421.49%      14.40%             Life   02/13/98-12/31/00  $11,790.00     17.90%      5.89%

     Goldman Sachs VIT CORE-sm- Small Cap Equity Fund                           Goldman Sachs VIT CORE-sm- U.S. Equity Fund

Number                                Cumulative  Compound            Number                                Cumulative  Compound
  of                                    Growth     Growth               of                                    Growth     Growth
Years      Periods        Amount         Rate       Rate              Years      Periods        Amount         Rate       Rate
  1    12/31/99-12/31/00  $10,035.00    0.35%      0.35%                1    12/31/99-12/31/00   $8,914.00    -10.86%    -10.86%
  2    12/31/98-12/31/00  $11,633.00   16.33%      7.86%                2    12/31/98-12/31/00  $10,928.00      9.28%      4.54%

Life   02/13/98-12/31/00  $10,414.00    4.14%      1.42%              Life   02/13/98-12/31/00  $12,374.00     23.74%      7.68%

          Goldman Sachs VIT Growth and Income Fund                         Goldman Sachs VIT International Equity Fund

Number                                Cumulative  Compound            Number                                Cumulative  Compound
  of                                    Growth     Growth               of                                    Growth     Growth
Years      Periods        Amount         Rate       Rate              Years      Periods        Amount         Rate       Rate
  1    12/31/99-12/31/00   $9,400.00   -6.00%     -6.00%                1    12/31/99-12/31/00   $8,562.00   -14.38%     -14.38%
  2    12/31/98-12/31/00   $9,773.00   -2.27%     -1.14%                2    12/31/98-12/31/00  $11,134.00    11.34%       5.52%

Life   01/12/98-12/31/00  $10,171.00    1.71%      0.57%              Life   01/12/98-12/31/00  $13,191.00    31.91%       9.78%

       J.P. Morgan International Opportunities Portfolio                         J.P. Morgan Small Company Portfolio

Number                                Cumulative  Compound            Number                                Cumulative  Compound
  of                                    Growth     Growth               of                                    Growth     Growth
Years      Periods        Amount         Rate       Rate              Years      Periods        Amount         Rate       Rate
  1    12/31/99-12/31/00   $8,301.00  -16.99%     -16.99%               1    12/31/99-12/31/00   $8,746.00  -12.54%     -12.54%
  2    12/31/98-12/31/00  $11,188.00   11.88%       5.77%               2    12/31/98-12/31/00  $12,455.00   24.55%      11.60%
  3    12/31/97-12/31/00  $11,556.00   15.56%       4.94%               3    12/31/97-12/31/00  $11,607.00   16.07%       5.09%
  4    12/31/96-12/31/00  $12,017.00   20.17%       4.70%               4    12/31/96-12/31/00  $14,023.00   40.23%       8.82%
  5    12/31/95-12/31/00  $13,410.00   34.10%       6.04%               5    12/31/95-12/31/00  $16,842.00   68.42%      10.99%

Life   01/03/95-12/31/00  $14,864.00   48.64%       6.84%             Life   01/03/95-12/31/00  $22,075.00  120.75%      14.13%

       J.P. Morgan U.S. Disciplined Equity Portfolio                            Lord Abbett Series Fund Growth and Income

Number                                Cumulative  Compound            Number                                Cumulative  Compound
  of                                    Growth     Growth               of                                    Growth     Growth
Years      Periods        Amount         Rate       Rate              Years      Periods        Amount         Rate       Rate
 1     12/31/99-12/31/00   $8,780.00  -12.20%     -12.20%              1     12/31/99-12/31/00  $11,418.00   14.18%      14.18%
 2     12/31/98-12/31/00  $10,265.00    2.65%       1.32%              2     12/31/98-12/31/00  $13,152.00   31.52%      14.68%
 3     12/31/97-12/31/00  $12,482.00   24.82%       7.67%              3     12/31/97-12/31/00  $14,642.00   46.42%      13.55%
 4     12/31/96-12/31/00  $15,696.00   56.96%      11.93%              4     12/31/96-12/31/00  $18,002.00   80.02%      15.83%
 5     12/31/95-12/31/00  $18,771.00   87.71%      13.42%              5     12/31/95-12/31/00  $21,195.00  111.95%      16.21%
                                                                       10    12/31/90-12/31/00  $44,477.00  344.77%      16.10%

Life   01/03/95-12/31/00  $24,770.00  147.70%      16.34%             Life   12/11/89-12/31/00  $45,109.00  351.09%      14.60%

      MFS / Sun Life Capital Appreciation Series                                 MFS / Sun Life Emerging Growth Series

Number                                Cumulative  Compound            Number                                Cumulative  Compound
  of                                    Growth     Growth               of                                    Growth     Growth
Years      Periods        Amount         Rate       Rate              Years      Periods        Amount         Rate       Rate
   1   12/31/99-12/31/00   $8,737.00   -12.63%    -12.63%               1    12/31/99-12/31/00   $7,980.00   -20.20%     -20.20%
   2   12/31/98-12/31/00  $11,427.00    14.27%      6.90%               2    12/31/98-12/31/00  $13,836.00    38.36%      17.63%
   3   12/31/97-12/31/00  $14,504.00    45.04%     13.20%               3    12/31/97-12/31/00  $18,270.00    82.70%      22.25%
   4   12/31/96-12/31/00  $17,614.00    76.14%     15.20%               4    12/31/96-12/31/00  $21,970.00   119.70%      21.75%
   5   12/31/95-12/31/00  $21,101.00   111.01%     16.11%               5    12/31/95-12/31/00  $25,381.00   153.81%      20.48%
  10   12/31/90-12/31/00  $48,243.00   382.43%     17.04%

Life   06/12/85-12/31/00  $84,666.00   746.66%     14.72%             Life   05/01/95-12/31/00  $31,891.00   218.91%      22.70%

            MFS / Sun Life Government Securities Series                            MFS / Sun Life High Yield Series

Number                                Cumulative  Compound            Number                                Cumulative  Compound
  of                                    Growth     Growth               of                                    Growth     Growth
Years      Periods        Amount         Rate       Rate              Years      Periods        Amount         Rate       Rate
  1    12/31/99-12/31/00  $11,059.00   10.59%     10.59%                1    12/31/99-12/31/00   $9,194.00   -8.06%     -8.06%
  2    12/31/98-12/31/00  $10,697.00    6.97%      3.43%                2    12/31/98-12/31/00   $9,688.00   -3.12%     -1.57%
  3    12/31/97-12/31/00  $11,471.00   14.71%      4.68%                3    12/31/97-12/31/00   $9,619.00   -3.81%     -1.29%
  4    12/31/96-12/31/00  $12,301.00   23.01%      5.31%                4    12/31/96-12/31/00  $10,743.00    7.43%      1.81%
  5    12/31/95-12/31/00  $12,330.00   23.30%      4.28%                5    12/31/95-12/31/00  $11,878.00   18.78%      3.50%
 10    12/31/90-12/31/00  $17,807.00   78.07%      5.94%               10    12/31/90-12/31/00  $25,319.00  153.19%      9.73%

Life   06/12/85-12/31/00  $27,362.00  173.62%      6.69%              Life   06/12/85-12/31/00  $27,539.00  175.39%      6.73%

MFS / Sun Life Massachusetts Investors Growth Stock Series                MFS / Sun Life Massachusetts Investors Trust Series

Number                                Cumulative  Compound            Number                                Cumulative  Compound
  of                                    Growth     Growth               of                                    Growth     Growth
Years      Periods        Amount         Rate       Rate              Years      Periods        Amount         Rate       Rate
  1    12/31/99-12/31/00   $9,259.00   -7.41%      -7.41%               1    12/31/99-12/31/00   $9,873.00    -1.27%     -1.27%
  2    12/31/98-12/31/00  $12,397.00   23.97%      11.34%               2    12/31/98-12/31/00  $10,436.00     4.36%      2.16%
                                                                        3    12/31/97-12/31/00  $12,747.00    27.47%      8.43%
                                                                        4    12/31/96-12/31/00  $16,587.00    65.87%     13.49%
                                                                        5    12/31/95-12/31/00  $20,514.00   105.14%     15.45%
                                                                       10    12/31/90-12/31/00  $40,790.00   307.90%     15.09%

Life   05/06/98-12/31/00  $14,830.00   48.30%      16.00%             Life   11/14/86-12/31/00  $53,239.00   432.39%     12.56%

           MFS / Sun Life New Discovery Series                                MFS / Sun Life Total Return Series

Number                                Cumulative  Compound            Number                                Cumulative  Compound
  of                                    Growth     Growth               of                                    Growth     Growth
Years      Periods        Amount         Rate       Rate              Years      Periods        Amount         Rate       Rate
  1    12/31/99-12/31/00    $9,901.00   -0.99%     -0.99%               1    12/31/99-12/31/00   $11,519.00   15.19%     15.19%
  2    12/31/98-12/31/00   $15,642.00   56.42%     25.07%               2    12/31/98-12/31/00   $11,684.00   16.84%      8.09%
                                                                        3    12/31/97-12/31/00   $12,873.00   28.73%      8.78%
                                                                        4    12/31/96-12/31/00   $15,487.00   54.87%     11.56%
                                                                        5    12/31/95-12/31/00   $17,426.00   74.26%     11.75%
                                                                       10    12/31/90-12/31/00   $30,166.00  201.66%     11.67%

Life   05/06/98-12/31/00   $16,464.00   64.64%     20.66%             Life   05/11/88-12/31/00   $37,117.00  271.17%     10.93%

              MFS / Sun Life Utilities Series                                               OCC Equity Portfolio

Number                                Cumulative  Compound            Number                                Cumulative  Compound
  of                                    Growth     Growth               of                                    Growth     Growth
Years      Periods        Amount         Rate       Rate              Years      Periods        Amount         Rate       Rate
  1    12/31/99-12/31/00  $10,551.00     5.51%      5.51%               1    12/31/99-12/31/00  $10,840.00     8.40%      8.40%
  2    12/31/98-12/31/00  $13,658.00    36.58%     16.87%               2    12/31/98-12/31/00  $10,963.00     9.63%      4.70%
  3    12/31/97-12/31/00  $15,835.00    58.35%     16.56%               3    12/31/97-12/31/00  $12,095.00    20.95%      6.55%
  4    12/31/96-12/31/00  $20,726.00   107.26%     19.99%               4    12/31/96-12/31/00  $15,105.00    51.05%     10.86%
  5    12/31/95-12/31/00  $24,602.00   146.02%     19.73%               5    12/31/95-12/31/00  $18,375.00    83.75%     12.94%
                                                                       10    12/31/90-12/31/00  $41,241.00   312.41%     15.22%

Life   11/16/93-12/31/00  $30,126.00   201.26%     16.74%             Life   08/1/88-12/31/00   $48,761.00   387.61%     13.61%

            OCC Managed Portfolio                                                        OCC Small Cap Portfolio

Number                                Cumulative  Compound            Number                                Cumulative  Compound
  of                                    Growth     Growth               of                                    Growth     Growth
Years      Periods        Amount         Rate       Rate              Years      Periods        Amount         Rate       Rate
  1    12/31/99-12/31/00  $10,823.00    8.23%      8.23%                1    12/31/99-12/31/00  $14,218.00   42.18%      42.18%
  2    12/31/98-12/31/00  $11,208.00   12.08%      5.87%                2    12/31/98-12/31/00  $13,767.00   37.67%      17.33%
  3    12/31/97-12/31/00  $11,843.00   18.43%      5.80%                3    12/31/97-12/31/00  $12,351.00   23.51%       7.29%
  4    12/31/96-12/31/00  $14,287.00   42.87%      9.33%                4    12/31/96-12/31/00  $14,893.00   48.93%      10.47%
  5    12/31/95-12/31/00  $17,302.00   73.02%     11.59%                5    12/31/95-12/31/00  $17,439.00   74.39%      11.76%
 10    12/31/90-12/31/00  $46,153.00  361.53%     16.53%               10    12/31/90-12/31/00  $39,953.00  299.53%      14.86%

Life   08/1/88-12/31/00   $59,511.00  495.11%     15.45%              Life   08/1/88-12/31/00   $42,061.00  320.61%      12.27%

                OCC Mid Cap Portfolio                                         Sun Capital Investment Grade Bond Fund

Number                                Cumulative  Compound            Number                                Cumulative  Compound
  of                                    Growth     Growth               of                                    Growth     Growth
Years      Periods        Amount         Rate       Rate              Years      Periods        Amount         Rate       Rate
  1    12/31/99-12/31/00  $12,415.00   24.15%      24.15%               1    12/31/99-12/31/00  $10,839.00    8.39%       8.39%
  2    12/31/98-12/31/00  $14,893.00   48.93%      22.04%               2    12/31/98-12/31/00  $10,628.00    6.28%       3.09%

Life   02/9/98-12/31/00   $14,472.00   44.72%      13.64%             Life   12/07/98-12/31/00  $10,624.00    6.24%       2.97%

            Sun Capital Money Market Fund                                             Sun Capital Real Estate Fund

Number                                Cumulative  Compound            Number                                Cumulative  Compound
  of                                    Growth     Growth               of                                    Growth     Growth
Years      Periods        Amount         Rate       Rate              Years      Periods        Amount         Rate       Rate
  1    12/31/99-12/31/00  $10,442.00    4.42%      4.42%                 1    12/31/99-12/31/00  $12,940.00   29.40%     29.40%
  2    12/31/98-12/31/00  $10,780.00    7.80%      3.83%                 2    12/31/98-12/31/00  $12,265.00   22.65%     10.75%

Life   12/07/98-12/31/00  $10,802.00    8.02%      3.81%               Life   12/07/98-12/31/00  $12,167.00   21.67%      9.96%

               SC Blue Chip Mid Cap Fund                                              SC Investors Foundation Fund

Number                                Cumulative  Compound            Number                                Cumulative  Compound
  of                                    Growth     Growth               of                                    Growth     Growth
Years      Periods        Amount         Rate       Rate              Years      Periods        Amount         Rate       Rate
  1    12/31/99-12/31/00  $12,323.00    23.23%      23.23%              1    12/31/99-12/31/00   $9,274.00    -7.26%     -7.26%

Life   09/01/99-12/31/00  $15,583.00    55.83%      39.54%            Life   09/01/99-12/31/00  $10,358.00     3.58%      2.68%

                SC Select Equity Fund

Number                                Cumulative  Compound
  of                                    Growth     Growth
Years      Periods        Amount         Rate       Rate
 1     12/31/99-12/31/00   $8,909.00    -10.91%    -10.91%

Life   09/01/99-12/31/00  $11,212.00     12.12%      8.97%



                        ADVERTISING AND SALES LITERATURE

          As set forth in the Prospectus, the Company may refer to the following organizations (and others) in its marketing materials:

          A.M. BEST'S RATING SYSTEM is designed to evaluate the various factors affecting the overall performance of an insurance company in order to provide an opinion as to an insurance company's relative financial strength and ability to meet its contractual obligations. The procedure includes both a quantitative and qualitative review of each company.

          DUFF & PHELPS CREDIT RATING Company's Insurance Company Claims Paying Ability Rating is an independent evaluation by a nationally accredited rating organization of an insurance company's ability to meet its future obligations under the contracts and products it sells. The rating takes into account both quantitative and qualitative factors.

          LIPPER VARIABLE INSURANCE PRODUCTS PERFORMANCE ANALYSIS SERVICE is a publisher of statistical data covering the investment company industry in the United States and overseas. Lipper is recognized as the leading source of data on open-end and closed-end funds. Lipper currently tracks the performance of over 5,000 investment companies and publishes numerous specialized reports, including reports on performance and portfolio analysis, fee and expense analysis.

          STANDARD & POOR's insurance claims-paying ability rating is an opinion of an operating insurance company's financial capacity to meet obligations of its insurance policies in accordance with their terms.

          VARDS (Variable Annuity Research Data Service) provides a comprehensive guide to variable annuity contract features and historical fund performance. The service also provides a readily understandable analysis of the comparative characteristics and market performance of funds inclusive in variable contracts.

          MOODY'S Investors Services, Inc.'s insurance claims-paying rating is a system of rating an insurance company's financial strength, market leadership, and ability to meet financial obligations. The purpose of Moody's ratings is to provide investors with a simple system of gradation by which the relative quality of insurance companies may be noted.

          STANDARD & POOR'S INDEX - broad-based measurement of changes in stock-market conditions based on the average performance of 500 widely held common stocks; commonly known as the Standard & Poor's 500 (S&P 500). The selection of stocks, their relative weightings to reflect differences in the number of outstanding shares, and publication of the index itself are services of Standard & Poor's Corporation, a financial advisory, securities rating, and publishing firm. The index tracks 400 industrial company stocks, 20 transportation stocks, 40 financial company stocks, and 40 public utilities.

          NASDAQ-OTC Price Index - this index is based on the National Association of Securities Dealers Automated Quotations (NASDAQ) and represents all domestic over-the-counter stocks except those traded on exchanges and those having only one market maker, a total of some 3,500 stocks. It is market valueweighted and was introduced with a base of 100.00 on February 5, 1971.

          DOW JONES INDUSTRIAL AVERAGE (DJIA) - price-weighted average of 30 actively traded blue chip stocks, primarily industrials, but including American Express Company and American Telephone and Telegraph Company. Prepared and Published by Dow Jones & Company, it is the oldest and most widely quoted of all the market indicators. The average is quoted in points, not dollars.

          MORNINGSTAR, Inc. is an independent financial publisher offering comprehensive statistical and analytical coverage of open-end and closed-end funds and variable annuities. This coverage for mutual funds includes, among other information, performance analysis rankings, risk rankings (e.g. aggressive, moderate or conservative), and "style box" matrices. Style box matrices display, for equity funds, the investment philosophy and size of the companies in which the fund invests and, for fixed-income funds, interest rate sensitivity and credit quality of the investment instruments.

          IBBOTSON ASSOCIATES, Inc. is a consulting firm that provides a variety of historical data, including total return, capital appreciation and income, on the stock market as well as other investment asset classes, and inflation. This information will be used primarily for comparative purposes and to illustrate general financial planning principles.

          In its advertisements and other sales literature for the Variable Account and the Funds, the Company may illustrate the advantages of the Contracts in a number of ways:

          DOLLAR COST AVERAGING ILLUSTRATIONS. These illustrations will generally discuss the price-leveling effect of making regular investments in the same Sub-Accounts over a period of time, to take advantage of the trends in market prices of the portfolio securities purchased by those Sub-Accounts.

          SYSTEMATIC WITHDRAWAL PROGRAM. A service provided by the Company, through which a Participant may take any distribution allowed by Internal Revenue Code Section 401 (a) (9) in the case of Qualified Contracts, or permitted under Internal Revenue Code Section 72 in the case of Non-Qualified Contracts, by way of a series of partial withdrawals. Withdrawals under this program may be fully or partially includible in income and may be subject to a 10% penalty tax. Consult your tax advisor.

          THE COMPANY'S OR THE FUNDS' CUSTOMERS. Sales literature for the Variable Account and the Funds may refer to the number of clients which they serve.


          THE COMPANY'S OR THE FUNDS' ASSETS, SIZE. The Company may discuss its general financial condition (see, for example, the references to Standard & Poor's, Duff & Phelps and A.M. Best Company above); it may refer to its assets; it may also discuss its relative size and/or ranking among companies in the industry or among any sub-classification of those companies, based upon recognized evaluation criteria. The Company may also discuss these types of information in relation to its parents. For example, at December 31, 1999 Sun Life Assurance Company of Canada (U.S.) was the 69th largest U.S. life insurance company based upon overall assets and its parent company, Sun Life Assurance Company of Canada, was the 41st largest.


          COMPOUND INTEREST ILLUSTRATIONS. These will emphasize several advantages of the variable annuity contract. For example, but not by way of limitation, the literature may emphasize the potential savings through tax deferral; the potential advantage of the Variable Account over the Fixed Account; and the compounding effect when a participant makes regular deposits to his or her account.

          The Company may use hypothetical illustrations of the benefits of tax deferral, including but not limited to the following chart:

          The chart below assumes an initial investment of $10,000 which remains fully invested for the entire time period, an 8% annual return, and a 33% combined federal and state income tax rate. It compares how three different investments might fare over 10, 20, and 30 years. The first example illustrates an investment in a non-tax-deferred account and assumes that taxes are paid annually out of that account. The second example illustrates how the same investment would grow in a tax-deferred investment, such as an annuity. And the third example illustrates the net value of the tax-deferred investment after paying taxes on the full account value.

--------------------------------------------------------------------------------
                                      10 YEARS       20 YEARS       30 YEARS
--------------------------------------------------------------------------------
 Non-Tax-Deferred Account              $16,856        $28,413       $ 47,893
--------------------------------------------------------------------------------
 Tax-Deferred Account                  $21,589        $46,610       $100,627
--------------------------------------------------------------------------------
 Tax-Deferred Account After            $17,765        $34,528       $ 70,720
--------------------------------------------------------------------------------
 Paying Taxes
--------------------------------------------------------------------------------

THIS ILLUSTRATION IS HYPOTHETICAL AND DOES NOT REPRESENT THE PROJECTED PERFORMANCE OF THE REGATTA GOLD-NY VARIABLE ANNUITY OR ANY OF ITS INVESTMENT OPTIONS. THE ILLUSTRATION DOES NOT REFLECT THE DEDUCTION OF ANY CHARGES OR FEES RELATED TO PORTFOLIO MANAGEMENT, MORTALITY AND EXPENSE, OR ACCOUNT ADMINISTRATION. TAXES ON EARNINGS WITHIN AN ANNUITY ARE DUE UPON WITHDRAWAL. WITHDRAWALS MAY ALSO BE SUBJECT TO SURRENDER CHARGES AND, IF MADE PRIOR TO AGE 59 1/2, A 10% FEDERAL PENALTY TAX.

                                     CALCULATIONS

EXAMPLE OF VARIABLE ACCUMULATION UNIT VALUE CALCULATION

     Suppose the net asset value of a Fund share at the end of the current valuation period is $18.38; at the end of the immediately preceding valuation period was $18.32; the Valuation Period is one day; and no dividends or distributions caused Fund shares to go "ex-dividend" during the current Valuation Period. $18.38 divided by $18.32 is 1.00327511. Subtracting the one day risk factor for mortality and expense risks and the administrative expense charge of .00003863 (the daily equivalent of the current maximum charge of 1.40% on an annual basis) gives a net investment factor of
1.00323648. If the value of the variable accumulation unit for the immediately preceding valuation period had been 14.5645672, the value for the current valuation period would be 14.6117051 (14.5645672 X 1.00323648).

EXAMPLE OF VARIABLE ANNUITY UNIT CALCULATION

     Suppose the circumstances of the first example exist, and the value of an annuity unit for the immediately preceding valuation period had been
12.3456789. If the first variable annuity payment is determined by using an annuity payment based on an assumed interest rate of 3% per year, the value of the annuity unit for the current valuation period would be 12.3846325 (12.3456789 X 1.00323648 (the Net Investment Factor) X 0.99991902).
0.99991902 is the factor, for a one day Valuation Period, that neutralizes the assumed interest rate of 3% per year used to establish the Annuity Payment Rates found in certain Contracts. (The factor that neutralizes the assumed interest rate of 3% per year used to establish the Annuity Payment Rates found in other Contracts is 0.99991902).

EXAMPLE OF VARIABLE ANNUITY PAYMENT CALCULATION

    Suppose that a Participant Account is credited with 8,765.4321 variable accumulation units of a particular Sub-Account but is not credited with any fixed accumulation units; that the variable accumulation unit value and the annuity unit value for the particular Sub-Account for the valuation period which ends immediately preceding the annuity commencement date are
14.5645672 and 12.3456789 respectively; that the annuity payment rate for the age and option elected is $6.78 per $1,000; and that the annuity unit value on the day prior to the second variable annuity payment date is 12.3846325. The first variable annuity payment would be $865.57 (8,765.4321 X 14.5845672 X 6.78 divided by 1,000). The number of annuity units credited would be
70.1112 ($865.57 divided by 12.3456789) and the second variable annuity payment would be $868.28 (70.1112 X 12.3846325).


                           DISTRIBUTION OF THE CONTRACTS

          We offer the Contracts on a continuous basis. The Contracts are sold by licensed insurance agents in the State of New York. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. and who have entered into distribution agreements with the Company and the general distributor and principal underwriter of the Contracts, Clarendon Insurance Agency, Inc. ("Clarendon"), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481. Clarendon is a wholly-owned subsidiary of the Sun Life (U.S.). Clarendon is registered with the SEC under the Securities Exchange Act of 1934 as broker-dealer and is a member of the National Association of Securities Dealers, Inc. Clarendon also acts as the general distributor of certain other annuity contracts issued by the Company Sun Life (U.S.) and variable life insurance contracts issued by Sun Life (U.S.).


          Commissions and other distribution compensation will be paid by the Company to the selling agents and will not be more than 7.10% of Purchase Payments. In addition, after the first Account Year, broker-dealers who have entered into distribution agreements with the Company may receive an annual renewal commission of no more than 1.00% of the Participant's Account Value. In addition to commissions, the Company may, from time to time, pay or allow additional promotional incentives, in the form of cash or other compensation. In some instances, such other incentives may be offered only to certain broker-dealers that sell or are expected to sell during specified time periods certain minimum amounts of the Contracts or Certificates or other contracts offered by the Company. Commissions will not be paid with respect to Participant Accounts established for the personal account of employees of the Company or any of its affiliates, or of persons engaged in the distribution of the Contracts, or of immediate family members of such employees or persons. In addition, commissions may be waived or reduced in connection with certain transactions described in the Prospectus under the heading "Waivers; Reduced Charges; Credits; Bonus Guaranteed Interest Rates."

                       DESIGNATION AND CHANGE OF BENEFICIARY

          The Beneficiary designation in the Application will remain in effect until changed.

          Subject to the rights of an irrevocably designated Beneficiary, you may change or revoke the designation of Beneficiary by filing the change or revocation with us in the form we require. The change or revocation will not be binding on us until we receive it. When we receive it, the change or revocation will be effective as of the date on which it was signed, but the change or revocation will be without prejudice to us on account of any payment we make or any action we take before receiving the change or revocation.

          Please refer to the terms of your particular retirement plan and any applicable legislation for any restrictions on the beneficiary designation.

                                     CUSTODIAN

          We are the Custodian of the assets of the Variable Account. We will purchase Fund shares at net asset value in connection with amounts allocated to the Sub-Accounts in accordance with your instructions, and we will redeem Fund shares at net asset value for the purpose of meeting the contractual obligations of the Variable Account, paying charges relative to the Variable Account or making adjustments for annuity reserves held in the Variable Account.

                                FINANCIAL STATEMENTS

          The Financial Statements of Sun Life Insurance Annuity Company of New York and Sun Life (N.Y.) Variable Account C for the year ended December 31, 2000 included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

SUN LIFE (N.Y.) VARIABLE ACCOUNT C
Statement of Condition - December 31, 2000

                                                                            SHARES            COST              VALUE
                                                                        ----------------------------------------------------
Assets:
  Investments in :
       AIM Variable Insurance Fund, Inc.
               V.I. Capital Appreciation Fund (AIM1)                           595          $ 21,391          $ 18,359
               V.I. Growth Fund (AIM2)                                         214             6,565             5,308
               V.I. Growth and Income Fund (AIM3)                               32             1,028               842
               V.I. International Equity Fund  (AIM4)                          812            18,661            16,340
       The Alger American Fund
               Growth Portfolio (AL1)                                           17             1,114               819
               Income and Growth Portfolio (AL2)                                72             1,207               957
               Small Capitalization Portfolio (AL3)                             33             1,356               779
       Goldman Sachs Variable Insurance Trust
               CORE Large Cap Growth Fund (GS1)                                394             5,505             4,328
               CORE Small Cap Equity Fund (GS2)                                 96             1,024             1,003
               CORE U.S. Equity Fund (GS3)                                     384             5,137             4,796
               Growth and Income Fund (GS4)                                    567             6,146             5,866
               International Equity Fund  (GS5)                                 73             1,042               862
       J.P. Morgan Series Trust II
               Equity Portfolio  (JP1)                                          60               995               899
               International Opportunities Portfolio (JP2)                      78             1,010               884
               Small Company Portfolio (JP3)                                 1,122            16,960            16,137
       Lord Abbett Series Fund, Inc.
               Growth and Income Portfolio (LA1)                                45             1,000             1,156
       MFS/Sun Life Series Trust
               Capital Appreciation Series (CAS)                                21             1,116               864
               Emerging Growth Series (EGS)                                    524            17,266            15,376
               High Yield Series (HYS)                                         796             6,478             6,071
               Utilities Series (UTS)                                          682            13,148            13,019
               Government Securities Series (GSS)                              102             1,299             1,344
               Total Return Series (TRS)                                        58             1,091             1,141
               Massachsetts Investors Trust Series (MIT)                        28             1,065               998
               New Discovery Series (NWD)                                      790            13,110            12,623
               Massachusetts Investors Growth Stock Series (MIS)               328             5,121             4,768
       OCC Accumulation Trust
               Equity Portfolio (OP1)                                           49             1,564             1,784
               Mid Cap Portfolio (OP2)                                         414             5,598             5,397
               Small Cap Portfolio (OP3)                                       188             5,253             6,058
               Managed Portfolio (OP4)                                          25               990             1,102
       Sun Capital Advisers Trust
               Money Market Fund (SCA1)                                      1,082             1,082             1,082
               Investment Grade Bond Fund (SCA2)                               715             6,726             6,866
               Real Estate Fund (SCA3)                                         509             5,533             5,730
               Select Equity Fund  (SCA4)                                      446             5,471             4,894
               Blue Chip Mid Cap Fund (SCA5)                                    96             1,348             1,333
               Investors Foundation Fund (SCA6)                                107             1,177             1,039
                                                                                                     ------------------
                                                                                   ------------------------------------
Net Assets                                                                                 $ 184,577         $ 170,824
                                                                                   ====================================

                       See notes to financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT C
Statement of Condition - December 31, 2000 - continued

Net assets:
                                                                                  APPLICABLE TO OWNERS OF
                                                                             DEFERRED VARIABLE ANNUITY CONTRACTS:
                                                                    ----------------------------------------------------
                                                                         UNITS         UNIT VALUE           VALUE
                                                                    ----------------------------------------------------
               AIM1                                                      2,128        $   8.6264        $   18,359
               AIM2                                                        704            7.5417             5,308
               AIM3                                                        100            8.4157               842
               AIM4                                                      2,086            7.8325            16,340
               AL1                                                         100            8.2112               819
               AL2                                                         100            9.5761               957
               AL3                                                         100            7.7885               779
               GS1                                                         564            7.6765             4,328
               GS2                                                         100           10.0255             1,003
               GS3                                                         529            9.0725             4,796
               GS4                                                         621            9.4529             5,866
               GS5                                                         100            8.6139               862
               JP1                                                         100            8.9899               899
               JP2                                                         100            8.8404               884
               JP3                                                       1,704            9.4702            16,137
               LA1                                                         100           11.5660             1,156
               CAS                                                         100             8.6417              864
               EGS                                                       1,871            8.2142            15,376
               HYS                                                         660            9.2057             6,071
               UTS                                                       1,282           10.1525            13,019
               GSS                                                         123           10.8891             1,344
               TRS                                                         100           11.4068             1,141
               MIT                                                         100            9.9770               998
               NWD                                                       1,323            9.5430            12,623
               MIS                                                         527            9.0536             4,768
               OP1                                                         158           11.3203             1,784
               OP2                                                         490           11.0040             5,397
               OP3                                                         448           13.5177             6,058
               OP4                                                         100           11.0239             1,102
               SCA1                                                        105           10.3078             1,082
               SCA2                                                        637           10.7821             6,866
               SCA3                                                        505           11.3448             5,730
               SCA4                                                        563            8.6935             4,894
               SCA5                                                        123           10.8375             1,333
               SCA6                                                        111            9.6356             1,039

                                                                                                 ------------------
       Net Assets                                                                                        $ 170,824
                                                                                                 ==================

                       See notes to financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT C
STATEMENT OF OPERATIONS - For the period from April 14, 2000 (commencement of operations) through December 31, 2000

                                                      AIM1        AIM2        AIM3        AIM4        AL1         AL2
                                                  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                                  ----------- ----------- ----------- ----------- ----------- -----------
INCOME AND EXPENSES:
  Dividend income and capital gain
    distributions received                         $    363    $    146     $   25      $   837    $  128        $ 219
  Mortality and expense risk charges                    (44)        (22)        (8)         (44)       (7)          (8)
  Distribution and administrative expense charges        (5)         (3)        (1)          (5)        -           (1)
                                                   ---------   ---------    --------    --------   -------       ------
           Net investment income (loss)            $    314    $    121     $   16      $   788    $  121        $ 210
                                                   ---------   ---------    --------    --------   -------       ------

REALIZED AND UNREALIZED GAINS
  (LOSSES):
    Realized gains (losses) on
      investment transactions:
        Proceeds from sales                        $     48    $    160     $  156      $    48    $   11        $   9
        Cost of investments sold                        (57)       (163)      (148)         (55)      (13)         (11)
                                                   ---------   ---------    --------    --------   -------       ------

           Net realized gains (losses)             $     (9)   $     (3)    $    8      $    (7)   $   (2)       $  (2)
                                                   ---------   ---------    --------    --------   -------       ------

    Net unrealized appreciation (depreciation)
      on investments:
        End of period                              $ (3,032)   $ (1,257)    $ (186)     $(2,321)   $ (295)       $(250)
        Beginning of period                               -           -          -            -         -           -
                                                   ---------   ---------    --------    --------   -------       ------

           Change in unrealized
              appreciation (depreciation)          $ (3,032)   $ (1,257)    $ (186)     $(2,321)   $ (295)       $(250)
                                                   ---------   ---------    --------    --------   -------       ------

           Realized and unrealized gains
             (losses)                              $ (3,041)   $ (1,260)    $ (178)     $(2,328)   $ (297)       $(252)
                                                   ---------   ---------    --------    --------   -------       ------

  INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                                $ (2,727)   $ (1,139)    $ (162)     $(1,540)   $ (176)       $ (42)
                                                   =========   =========    ========    ========   =======       ======

                       See notes to financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT C
STATEMENT OF OPERATIONS - For the period from April 14, 2000 (commencement of operations) through December 31, 2000

                                                      AL3         GS1         GS2         GS3         GS4         GS5
                                                  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                                  ----------- ----------- ----------- ----------- ----------- -------------
INCOME AND EXPENSES:
  Dividend income and capital gain
    distributions received                          $  369      $   425      $  33      $   57       $   22       $   51
  Mortality and expense risk charges                    (7)         (13)        (8)        (13)         (21)          (7)
  Distribution and administrative expense charges       (1)          (1)        (1)         (2)          (3)          (1)
                                                    -------     --------     ------     -------      -------      -------
           Net investment income (loss)
                                                    $  361      $   411      $  24      $   42       $   (2)      $   43
                                                    -------     --------     ------     -------      -------      -------
REALIZED AND UNREALIZED GAINS
  (LOSSES):
    Realized gains (losses) on
      investment transactions:
        Proceeds from sales                         $    8      $    14      $   9      $   15       $   24       $    8
        Cost of investments sold                       (13)          (15)        (9)        (15)         (24)         (10)
                                                    -------     --------     ------     -------      -------      -------

           Net realized gains (losses)              $   (5)     $    (1)     $   -      $    -       $    -       $   (2)
                                                    -------     --------     ------     -------      -------      -------

    Net unrealized appreciation (depreciation)
      on investments:
        End of period                               $ (577)      (1,177)     $ (21)     $ (341)      $ (280)      $ (180)
        Beginning of period                              -            -           -           -            -            -
                                                    -------     --------     ------     -------      -------      -------

           Change in unrealized
              appreciation (depreciation)           $ (577)     $(1,177)     $ (21)     $ (341)      $ (280)      $ (180)
                                                    -------     --------     ------     -------      -------      -------

           Realized and unrealized gains
             (losses)                               $ (582)     $(1,178)     $ (21)     $ (341)      $ (280)      $ (182)
                                                    -------     --------     ------     -------      -------      -------

  INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                                 $ (221)     $  (767)     $   3      $ (299)      $ (282)      $ (139)
                                                    =======     ========     ======     =======      =======      =======

                       See notes to financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT C
STATEMENT OF OPERATIONS - FOR THE PERIOD FROM APRIL 14, 2000 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 2000

                                                      JP1         JP2         JP3         LA1         CAS         EGS
                                                  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                                  ----------- ----------- ----------- ----------- ----------- -------------
INCOME AND EXPENSES:
  Dividend income and capital gain
    distributions received                          $    5      $   19       $   19     $   10       $  127      $    104
  Mortality and expense risk charges                    (8)         (8)         (40)        (8)          (8)          (40)
  Distribution and administrative expense charges       (1)         (1)          (5)        (1)          (1)           (4)
                                                    -------     -------      -------    -------      --------    ---------

           Net investment income (loss)             $   (4)     $   10       $  (26)    $    1       $  118      $     60
                                                    -------     -------      -------    -------      --------    ---------

REALIZED AND UNREALIZED GAINS
  (LOSSES):
    Realized gains (losses) on
      investment transactions:
        Proceeds from sales                         $    8      $    9       $   44     $   10       $   10      $     43
        Cost of investments sold                        (9)         (9)         (49)        (9)         (11)          (50)
                                                    -------     -------      -------    -------      --------    ---------

           Net realized gains (losses)              $   (1)     $    -       $   (5)    $    1       $   (1)     $     (7)
                                                    -------     -------      -------    -------      --------    ---------

    Net unrealized appreciation (depreciation)
      on investments:
        End of period                               $  (96)     $ (126)      $ (823)    $  156       $ (252)     $ (1,890)
        Beginning of period                             -            -            -          -            -             -
                                                    -------     -------      -------    -------      --------    ---------

           Change in unrealized
              appreciation (depreciation)           $  (96)     $ (126)      $ (823)    $  156       $ (252)     $ (1,890)
                                                    -------     -------      -------    -------      --------    ---------

           Realized and unrealized gains
             (losses)                               $  (97)     $ (126)      $ (828)    $  157       $ (253)     $ (1,897)
                                                    -------     -------      -------    -------      --------    ---------

  INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                                 $ (101)     $ (116)      $ (854)    $  158       $ (135)     $ (1,837)
                                                    =======     =======      =======    =======      ========    =========

                       See notes to financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT C
STATEMENT OF OPERATIONS - For the period from April 14, 2000 (commencement of operations) through December 31, 2000

                                                      HYS         UTS         GSS         TRS         MIT         NWD
                                                  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                                  ----------- ----------- ----------- ----------- ----------- -------------
INCOME AND EXPENSES:
  Dividend income and capital gain
    distributions received                           $  107     $   99       $  87       $ 101       $   74       $   56
  Mortality and expense risk charges                    (22)       (30)        (11)         (8)          (8)         (30)
  Distribution and administrative expense charges        (3)        (4)         (1)         (1)          (2)          (4)
                                                     -------    -------      ------      ------       ------      -------

           Net investment income (loss)              $   82     $   65       $  75       $  92        $  64       $   22
                                                     -------    -------      ------      ------       ------      -------

REALIZED AND UNREALIZED GAINS
  (LOSSES):
    Realized gains (losses) on
      investment transactions:
        Proceeds from sales                          $   74     $  133       $ 185       $   9        $   9       $   32
        Cost of investments sold                        (82)      (141)       (189)        (10)          (9)         (36)
                                                     -------    -------      ------      ------       ------      -------

           Net realized gains (losses)               $   (8)    $   (8)      $  (4)      $  (1)       $   -       $   (4)
                                                     -------    -------      ------      ------       ------      -------

    Net unrealized appreciation (depreciation)
     on investments:
        End of period                                $ (407)    $ (129)      $  45       $  50        $ (67)      $ (487)
        Beginning of period                              -          -            -           -            -            -
                                                     -------    -------      ------      ------       ------      -------

           Change in unrealized
              appreciation (depreciation)            $ (407)    $ (129)      $  45       $  50        $ (67)      $ (487)
                                                     -------    -------      ------      ------       ------      -------

           Realized and unrealized gains
             (losses)                                $ (415)    $ (137)      $  41       $  49        $ (67)      $ (491)
                                                     -------    -------      ------      ------       ------      -------

  INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                                  $ (333)    $  (72)      $ 116       $ 141        $  (3)      $ (469)
                                                     =======    =======      ======      ======       ======      =======

                       See notes to financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT C
STATEMENT OF OPERATIONS - For the period from April 14, 2000 (commencement of operations) through December 31, 2000

                                                      MIS         OP1         OP2         OP3         OP4         SCA1
                                                  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                                  ----------- ----------- ----------- ----------- ----------- -------------
INCOME AND EXPENSES:
  Dividend income and capital gain
    distributions received                           $   40     $   -        $  426      $   -       $   -        $  42
  Mortality and expense risk charges                    (13)      (12)          (15)       (16)         (9)          (8)
  Distribution and administrative expense charges        (1)       (1)           (2)        (1)         (1)          (1)
                                                     -------    ------       -------     ------      ------       ------

           Net investment income (loss)              $   26     $ (13)       $  409      $ (17)      $ (10)       $  33
                                                     -------    ------       -------     ------      ------       ------

REALIZED AND UNREALIZED GAINS
  (LOSSES):
    Realized gains (losses) on
      investment transactions:
        Proceeds from sales                          $   15     $  92        $   25      $  54       $   9        $ 114
        Cost of investments sold                        (15)      (85)          (23)       (45)         (9)        (114)
                                                     -------    ------       -------     ------      ------       ------

           Net realized gains (losses)               $    -     $   7        $    2      $   9       $   -        $   -
                                                     -------    ------       -------     ------      ------       ------

    Net unrealized appreciation (depreciation)
      on investments:
        End of period                                $ (353)    $ 220        $ (201)     $ 805       $ 112        $   -
        Beginning of period                               -         -             -          -           -            -
                                                     -------    ------       -------     ------      ------       ------

           Change in unrealized
              appreciation (depreciation)            $ (353)    $ 220        $ (201)     $ 805       $ 112        $   -
                                                     -------    ------       -------     ------      ------       ------

           Realized and unrealized gains
             (losses)                                $ (353)    $ 227        $ (199)     $ 814       $ 112        $   -
                                                     -------    ------       -------     ------      ------       ------

  INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                                  $ (327)    $ 214        $  210      $ 797       $ 102        $  33
                                                     =======    ======       =======     ======      ======       ======

                       See notes to financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT C
STATEMENT OF OPERATIONS - For the period from April 14, 2000 (commencement of operations) through December 31, 2000

                                                     SCA2          SCA3            SCA4           SCA5           SCA6
                                                  SUB-ACCOUNT  SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                                  -----------  ------------  --------------  ------------   -------------
INCOME AND EXPENSES:
  Dividend income and capital gain
    distributions received                            $ 150         $ 233          $  182        $ 117           $   77
  Mortality and expense risk charges                    (27)          (16)            (14)         (11)              (9)
  Distribution and administrative expense charges        (3)           (2)             (2)          (1)              (1)
                                                      ------        ------         --------      ------          -------

           Net investment income (loss)               $ 120         $ 215          $  166        $ 105           $   67
                                                      ------        ------         --------      ------          -------

REALIZED AND UNREALIZED GAINS
  (LOSSES):
    Realized gains (losses) on
      investment transactions:
        Proceeds from sales                           $ 228         $  43          $   18        $  32           $   62
        Cost of investments sold                       (223)          (40)            (18)         (29)             (60)
                                                      ------        ------         --------      ------          -------

           Net realized gains (losses)                $   5         $   3          $    -        $   3           $    2
                                                      ------        ------         --------      ------          -------

    Net unrealized appreciation (depreciation)
      on investments:
        End of period                                 $ 140         $ 197          $ (577)       $ (15)          $ (138)
        Beginning of period                               -             -               -            -                -
                                                      ------        ------         --------      ------          -------

           Change in unrealized
              appreciation (depreciation)             $ 140         $ 197          $ (577)       $ (15)          $ (138)
                                                      ------        ------         --------      ------          -------

           Realized and unrealized gains
             (losses)                                 $ 145         $ 200          $ (577)       $ (12)          $ (136)
                                                      ------        ------         --------      ------          -------

  INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                                   $ 265         $ 415          $ (411)       $  93           $  (69)
                                                      ======        ======         ========      ======          =======

                       See notes to financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT C
Statement of Changes in Net Assets - For the period April 14, 2000 (commencement of operations) through December 31, 2000

                                                      AIM1        AIM2        AIM3        AIM4        AL1         AL2
                                                  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                                  ----------- ----------- ----------- ----------- ----------- -------------
OPERATIONS:
  Net investment income (loss)                    $    314     $   121      $    16    $    788       $  121      $  210
  Net realized gains (losses)                           (9)         (3)           8          (7)          (2)         (2)
  Net unrealized gains (losses)                     (3,032)     (1,257)        (186)     (2,321)        (295)       (250)
                                                  --------     --------     --------   ---------      -------     -------

Increase (Decrease) in net assets
  from operations                                 $ (2,727)    $(1,139)     $  (162)   $ (1,540)      $ (176)     $  (42)
                                                  --------     --------     --------   ---------      -------     -------

CONTRACT OWNER TRANSACTIONS:
  Accumulation activity:
    Purchase payments received                    $  1,000     $ 1,250      $ 1,152    $  1,750       $  995      $  999
    Net transfers between Sub-Accounts and
      Fixed Accounts                                20,086       5,197         (148)     16,130            -           -
    Withdrawals, surrenders and account fees             -           -            -           -            -           -
                                                  --------     --------     --------   ---------      -------     -------

Net contract owner activity                       $ 21,086     $ 6,447      $ 1,004    $ 17,880       $  995      $  999
                                                  --------     --------     --------   ---------      -------     -------

           Increase (Decrease) in net assets      $ 18,359     $ 5,308      $   842    $ 16,340       $  819      $  957

NET ASSETS:
  Beginning of period                                    -           -            -           -            -           -

  End of period                                   $ 18,359     $ 5,308      $   842    $ 16,340       $  819      $  957
                                                  ========     ========     ========   =========      =======     =======

                       See notes to financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT C
Statement of Changes in Net Asset - For the period April 14, 2000 (commencement of operations ) through December 31, 2000 - continued

                                                      AL3         GS1         GS2         GS3         GS4         GS5
                                                  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                                  ----------- ----------- ----------- ----------- ----------- -------------
OPERATIONS:
  Net investment income (loss)                     $   361     $   411      $    24     $    42     $    (2)      $    43
  Net realized gains (losses)                           (5)         (1)           -           -           -            (2)
  Net unrealized gains (losses)                       (577)     (1,177)         (21)       (341)       (280)         (180)
                                                   --------    --------     --------    --------    --------      --------

Increase (Decrease) in net assets
   from operations                                 $  (221)    $  (767)     $     3     $  (299)    $  (282)      $  (139)
                                                   --------    --------     --------    --------    --------      --------

CONTRACT OWNER TRANSACTIONS:
  Accumulation activity:
    Purchase payments received                     $ 1,000     $ 1,000      $ 1,000     $ 1,000     $ 1,000       $ 1,001
    Net transfers between Sub-Accounts and
      Fixed Accounts                                     -       4,095            -       4,095       5,148             -
    Withdrawals, surrenders and account fees             -           -            -           -           -             -
                                                   --------    --------     --------    --------    --------      --------

Net contract owner activity                        $ 1,000     $ 5,095      $ 1,000     $ 5,095     $ 6,148       $ 1,001
                                                   --------    --------     --------    --------    --------      --------

           Increase (Decrease) in net assets       $   779     $ 4,328      $ 1,003     $ 4,796     $ 5,866       $   862

NET ASSETS:
  Beginning of period                                    -           -            -           -           -             -
                                                   --------    --------     --------    --------    --------      --------
End of period                                      $   779     $ 4,328      $ 1,003     $ 4,796     $ 5,866       $   862
                                                   ========    ========     ========    ========    ========      ========

                       See notes to financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT C
Statement of Changes in Net Assets - For the period April 14, 2000 (commencement of operations) through December 31, 2000 - continued

                                                      JP1         JP2         JP3         LA1         CAS         EGS
                                                  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                                  ----------- ----------- ----------- ----------- ----------- -------------
OPERATIONS:
  Net investment income (loss)                      $    (4)   $    10     $    (26)    $     1       $  118      $     60
  Net realized gains (losses)                            (1)         -           (5)          1           (1)           (7)
  Net unrealized gains (losses)                         (96)      (126)        (823)        156         (252)       (1,890)
                                                   --------    --------    ---------    --------      -------     ---------

Increase (Decrease) in net assets
   from operations                                  $  (101)   $  (116)    $   (854)    $   158       $ (135)     $ (1,837)
                                                   --------    --------    ---------    --------      -------     ---------

CONTRACT OWNER TRANSACTIONS:
  Accumulation activity:
    Purchase payments received                      $ 1,000    $ 1,000     $  1,000     $   998       $  999      $  1,100
    Net transfers between Sub-Accounts and
      Fixed Accounts                                     -          -        15,991           -            -        16,113
    Withdrawals, surrenders and account fees             -          -             -           -            -             -
                                                   --------    --------    ---------    --------      -------     ---------

Net contract owner activity                        $ 1,000     $ 1,000     $ 16,991     $   998       $  999      $ 17,213
                                                   --------    --------    ---------    --------      -------     ---------

           Increase (Decrease) in net assets       $   899     $   884     $ 16,137     $ 1,156       $  864      $ 15,376

NET ASSETS:
  Beginning of period                                    -           -            -           -            -             -
                                                   --------    --------    ---------    --------      -------     ---------
  End of period                                    $   899     $   884     $ 16,137     $ 1,156       $  864      $ 15,376
                                                   ========    ========    =========    ========      =======     =========

                       See notes to financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT C
Statement of Changes in Net Assets - For the period April 14, 2000 (commencement of operations) through December 31, 2000 - continued

                                                      HYS         UTS         GSS         TRS         MIT         NWD
                                                  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                                  ----------- ----------- ----------- ----------- ----------- -------------
OPERATIONS:
  Net investment income (loss)                     $    82      $     65     $    75     $    92     $    64    $     22
  Net realized gains (losses)                           (8)           (8)         (4)         (1)          -          (4)
  Net unrealized gains (losses)                       (407)         (129)         45          50         (67)       (487)
                                                   --------     ---------    --------    --------    --------   ---------

Increase (Decrease) in net assets
   from operations                                 $  (333)     $    (72)    $   116     $   141     $    (3)   $   (469)
                                                   --------     ---------    --------    --------    --------   ---------

CONTRACT OWNER TRANSACTIONS:
  Accumulation activity:
    Purchase payments received                     $ 1,150      $  1,100     $ 1,400     $ 1,000     $ 1,001    $  1,000
    Net transfers between Sub-Accounts and
      Fixed Accounts                                 5,254        11,991        (172)          -           -      12,092
    Withdrawals, surrenders and account fees             -             -           -           -           -           -
                                                   --------     ---------    --------    --------    --------   ---------

Net contract owner activity                        $ 6,404      $ 13,091     $ 1,228     $ 1,000     $ 1,001    $ 13,092
                                                   --------     ---------    --------    --------    --------   ---------

           Increase (Decrease) in net assets       $ 6,071      $ 13,019     $ 1,344     $ 1,141     $   998    $ 12,623

NET ASSETS:
  Beginning of period                                    -             -           -           -           -           -
                                                   --------     ---------    --------    --------    --------   ---------
End of period                                      $ 6,071      $ 13,019     $ 1,344     $ 1,141     $   998    $ 12,623
                                                   ========     =========    ========    ========    ========   =========

                       See notes to financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT C
Statement of Changes in Net Assets - For the period from April 14, 2000 (commencement of operations) through December 31, 2000 - continued

                                                      MIS         OP1         OP2         OP3         OP4         SCA1
                                                  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                                  ----------- ----------- ----------- ----------- ----------- -------------
OPERATIONS:
  Net investment income (loss)                     $    26     $   (13)     $   409     $   (17)    $   (10)    $    33
  Net realized gains (losses)                            -           7            2           9           -           -
  Net unrealized gains (losses)                       (353)        220         (201)        805         112           -
                                                   --------    --------     --------    --------    --------    --------

Increase (Decrease) in net assets
   from operations                                 $  (327)    $   214      $   210     $   797     $   102     $    33
                                                   --------    --------     --------    --------    --------    --------

CONTRACT OWNER TRANSACTIONS:
  Accumulation activity:
    Purchase payments received                     $ 1,000     $ 1,500      $ 1,100     $ 1,049     $ 1,000     $ 1,000
    Net transfers between Sub-Accounts and
      Fixed Accounts                                 4,095          70        4,087       4,212           -          49
    Withdrawals, surrenders and account fees             -           -            -           -           -           -
                                                   --------    --------     --------    --------    --------    --------

Net contract owner activity                        $ 5,095     $ 1,570      $ 5,187     $ 5,261     $ 1,000     $ 1,049
                                                   --------    --------     --------    --------    --------    --------

           Increase (Decrease) in net assets       $ 4,768     $ 1,784      $ 5,397     $ 6,058     $ 1,102     $ 1,082

NET ASSETS:
  Beginning of period                                    -           -            -           -           -           -
                                                   --------    --------     --------    --------    --------    --------

  End of period                                    $ 4,768     $ 1,784      $ 5,397     $ 6,058     $ 1,102     $ 1,082
                                                   ========    ========     ========    ========    ========    ========

                       See notes to financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT C
Statement of Changes in Net Assets - For the period from April 14, 2000 (commencement of operations) through December 31, 2000 - continued

                                                      SCA2        SCA3        SCA4        SCA5        SCA6
                                                  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                                  ----------- ----------- ----------- ----------- -----------

OPERATIONS:
  Net investment income (loss)                     $   120     $   215      $   166     $   105     $    67
  Net realized gains (losses)                            5           3            -           3           2
  Net unrealized gains (losses)                        140         197         (577)        (15)       (138)
                                                   --------    --------     --------    --------    --------

Increase (Decrease) in net assets
   from operations                                 $   265     $   415      $  (411)    $    93     $   (69)
                                                   --------    --------     --------    --------    --------

CONTRACT OWNER TRANSACTIONS:
  Accumulation activity:
    Purchase payments received                     $ 1,650     $ 1,200      $ 1,200     $ 1,250     $ 1,150
    Net transfers between Sub-Accounts and
       Fixed Accounts                                4,951       4,115        4,105         (10)        (42)
    Withdrawals, surrenders and account fees             -           -            -           -           -
                                                   --------    --------     --------    --------    --------

Net contract owner activity                        $ 6,601     $ 5,315      $ 5,305     $ 1,240     $ 1,108
                                                   --------    --------     --------    --------    --------

           Increase (Decrease) in net assets       $ 6,866     $ 5,730      $ 4,894     $ 1,333     $ 1,039

NET ASSETS:
  Beginning of period                                    -           -            -           -           -
                                                   --------    --------     --------    --------    --------

  End of period                                    $ 6,866     $ 5,730      $ 4,894     $ 1,333     $ 1,039
                                                   ========    ========     ========    ========    ========

                       See notes to financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

(1)      ORGANIZATION

      Sun Life (N.Y.) Variable Account C (the "Variable Account"), a separate account of Sun Life Insurance and Annuity Company of New York (the "Sponsor"), a wholly owned subsidiary of Sun Life Assurance Company of Canada (U.S.), was established on October 18, 1985 as a funding vehicle for the variable portion of Futurity Variable Annuity Contracts. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust.

      The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account is invested in shares of a single corresponding investment portfolio of certain registered open-end mutual funds. The Funds offered are: AIM Variable Insurance Fund, Inc., The Alger American Fund, Goldman Sachs Variable Insurance Trust, J.P. Morgan Series Trust II, Lord Abbett Series Fund, Inc., MFS/Sun Life Series Trust, OCC Accumulation Trust and Sun Capital Advisers Trust (collectively, "the Funds"). Massachusetts Financial Services Company, an affiliate of the Sponsor, is the investment advisor to MFS/Sun Life Series Trust. Sun Capital Advisers Inc., an affiliate of the Sponsor, is the investment advisor to Sun Capital Advisers Trust.

(2)   SIGNIFICANT ACCOUNTING POLICIES

      GENERAL

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      INVESTMENT VALUATIONS

      Investments in the Funds are recorded at their net asset value. Realized gains and losses on sales of shares of the Funds are determined on the identified cost basis. Dividend income and capital gain distributions received by the Sub-Accounts are reinvested in additional Fund shares and are recognized on the ex-dividend date.

      Exchanges between Sub-Accounts requested by contract owners are recorded in the new Sub-Account upon receipt of the redemption proceeds.

      FEDERAL INCOME TAX STATUS

      The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Variable Account is not taxed as a regulated investment company. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, investment income and capital gains earned by the Variable Account on contract owner reserves are not subject to tax.

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

(3)   CONTRACT CHARGES

      A mortality and expense risk charge based on the value of the Sub-Accounts included in the Variable Account is deducted from the Variable Account at the end of each valuation period for the mortality and expense risks assumed by the Sponsor. The deductions are transferred periodically to the Sponsor. Currently, the deduction is at an effective annual rate of 1.25%.

      Each year on the contract anniversary, an account administration fee ("Account Fee") equal to $30 is deducted from the participant's account to reimburse the Sponsor for certain administrative expenses. After the annuity commencement date, the Account Fee will be deducted pro rata from each variable annuity payment made during the year. As reimbursement for administrative expenses attributable to contracts which exceed the revenues received from the Account Fees, the Sponsor makes a deduction from the Variable Account at the end of each valuation period at an effective annual rate of 0.15% of the net assets attributable to such Contracts.

      The Sponsor does not deduct a sales charge from purchase payments. However, a withdrawal charge (contingent deferred sales charge) of up to 6% of certain amounts withdrawn, when applicable, may be deducted to cover certain expenses, including commissions paid to sales personnel, the costs of preparation of sales literature, and other promotional costs and acquisition expenses.

(4)      ANNUITY RESERVES

      Annuity reserves are calculated using the 1983 Individual Annuitant mortality Table A and an assumed interest rate of 3% per year. Required adjustments to the reserves are accomplished by transfers to or from the Sponsor.

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

(5)     UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS

For the period from April 14, 2000 (commencement of operations) through December 31, 2000

                                                     UNITS TRANSFERRED         UNITS WITHDRAWN,
        UNITS OUTSTANDING                           BETWEEN SUB-ACCOUNTS       SURRENDERED, AND        UNITS OUTSTANDING
        BEGINNING OF PERIOD    UNITS PURCHASED       AND FIXED ACCOUNT            ANNUITIZED             END OF PERIOD
        -------------------    -----------------  -------------------------   -------------------     --------------------
AIM1                     -                  100                      2,028                     -                    2,128
AIM2                     -                  125                        579                     -                      704
AIM3                     -                  114                        (14)                    -                      100
AIM4                     -                  175                      1,911                     -                    2,086

AL1                      -                  100                          -                     -                      100
AL2                      -                  100                          -                     -                      100
AL3                      -                  100                          -                     -                      100

GS1                      -                  100                        464                     -                      564
GS2                      -                  100                          -                     -                      100
GS3                      -                  100                        429                     -                      529
GS4                      -                  100                        521                     -                      621
GS5                      -                  100                          -                     -                      100

JP1                      -                  100                          -                     -                      100
JP2                      -                  100                          -                     -                      100
JP3                      -                  100                      1,604                     -                    1,704

LA1                      -                  100                          -                     -                      100

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

(5)    UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS  - continued

For the period from April 14, 2000 (commencement of operations) through December 31, 2000

                                                      UNITS TRANSFERRED         UNITS WITHDRAWN,
        UNITS OUTSTANDING                            BETWEEN SUB-ACCOUNTS       SURRENDERED, AND       UNITS OUTSTANDING
        BEGINNING OF PERIOD    UNITS PURCHASED        AND FIXED ACCOUNT            ANNUITIZED            END OF PERIOD
        -------------------    -----------------   -------------------------   -------------------    --------------------
CAS                      -                  100                           -                     -                     100
EGS                      -                  110                       1,761                     -                   1,871
HYS                      -                  115                         545                     -                     660
UTS                      -                  110                       1,172                     -                   1,282
GSS                      -                  140                         (17)                    -                     123
TRS                      -                  100                           -                     -                     100
MIT                      -                  100                           -                     -                     100
NWD                      -                  100                       1,223                     -                   1,323
MIS                      -                  100                         427                     -                     527

OP1                      -                  150                           8                     -                     158
OP2                      -                  109                         381                     -                     490
OP3                      -                  104                         344                     -                     448
OP4                      -                  100                           -                     -                     100

SCA1                     -                  100                           5                     -                     105
SCA2                     -                  165                         472                     -                     637
SCA3                     -                  119                         386                     -                     505
SCA4                     -                  119                         444                     -                     563
SCA5                     -                  124                          (1)                    -                     123
SCA6                     -                  115                          (4)                    -                     111

UN LIFE (N.Y.) VARIABLE ACCOUNT C

(6)   INVESTMENT PURCHASES AND SALES

The following table shows the aggregate cost of shares purchased and proceeds from the sales of shares for each Sub-Account for the period ended December 31, 2000:

                                                                   PURCHASES         SALES
                                                                 --------------   -------------
AIM Variable Insurance Fund, Inc.
         V.I. Capital Appreciation Fund                               $ 21,448            $ 48
         V.I. Growth Fund                                                6,728             160
         V.I. Growth and Income Fund                                     1,176             156
         V.I. International Equity Fund                                 18,716              48
The Alger American Fund
         Growth Portfolio                                                1,127              11
         Income and Growth Portfolio                                     1,218               9
         Small Capitalization Portfolio                                  1,369               8
Goldman Sachs Variable Insurance Trust
         CORE Large Cap Growth Fund                                      5,520              14
         CORE Small Cap Equity Fund                                      1,033               9
         CORE US Equity Fund                                             5,152              15
         Growth and Income Fund                                          6,170              24
         International Equity Fund                                       1,052               8
J.P. Morgan Series Trust II
         Equity Portfolio                                                1,004               8
         International Opportunities Portfolio                           1,019               9
         Small Company Portfolio                                        17,009              44
Lord Abbett Series Fund, Inc.
         Growth and Income Portfolio                                     1,009              10
MFS/Sun Life Series Trust
         Capital Appreciation Series                                     1,127              10
         Emerging Growth Series                                         17,316              43
         High Yield Series                                               6,560              74
         Utilities Series                                               13,289             133
         Government Securities Series                                    1,488             185
         Total Return Series                                             1,101               9

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

                                                                   PURCHASES         SALES
                                                                 --------------   -------------
MFS/Sun Life Series Trust - continued
         Massachusetts Investors Trust Series                          $ 1,074             $ 9
         New Discovery Series                                           13,146              32
         Massachusetts Investors Growth Stock Series                     5,136              15
OCC Accumulation Trust
         Equity Portfolio                                                1,649              92
         Mid Cap Portfolio                                               5,621              25
         Small Cap Portfolio                                             5,298              54
         Managed Portfolio                                                 999               9
Sun Capital Advisers Trust
         Money Market Fund                                               1,196             114
         Investment Grade Bond Fund                                      6,949             228
         Real Estate Fund                                                5,573              43
         Select Equity Fund                                              5,489              18
         Blue Chip Mid Cap Fund                                          1,377              32
         Investors Foundation Fund                                       1,237              62

INDEPENDENT AUDITORS' REPORT


To the Participants in Sun Life (N.Y.) Variable Account C and the Board of Directors of Sun Life Insurance and Annuity Company of New York:

We have audited the accompanying statement of condition of AIM V.I. Capital Appreciation Sub-Account, AIM V.I. Growth Sub-Account, AIM V.I. Growth and Income Sub-Account, AIM V.I. International Equity Sub-Account, the Alger American Growth Sub-Account, the Alger American Income and Growth Sub-Account, the Alger American Small Capitalization Sub-Account, Goldman Sachs VIT CORE Large Cap Growth Sub-Account, Goldman Sachs VIT CORE Small Cap Equity Sub-Account, Goldman Sachs VIT CORE U.S. Equity Sub-Account, Goldman Sachs Growth and Income Sub-Account, Goldman Sachs International Equity
Sub-Account, J.P. Morgan Equity Sub-Account, J.P. Morgan International Opportunities Sub-Account, J.P.Morgan Small Company Sub-Account, Lord Abbett Growth and Income Sub-Account, MFS/Sun Life Capital Appreciation Sub-Account, MFS/Sun Life Emerging Growth Sub-Account, MFS/Sun Life High Yield
Sub-Account, MFS/Sun Life Utilities Sub-Account, MFS/Sun Life Government Securities Sub-Account, MFS/Sun Life Total Return Sub-Account, MFS/Sun Life Massachusetts Investors Trust Sub-Account, MFS/Sun Life New Discovery Sub-Account, MFS/Sun Life Massachusetts Investors Growth Stock Sub-Account, OCC Accumulation Equity Sub-Account, OCC Accumulation Mid Cap Sub-Account,
OCC Accumulation Small Cap Sub-Account, OCC Accumulation Managed Sub-Account, Sun Capital Advisers Trust Money Market Sub-Account, Sun Capital Advisers Trust Investment Grade Bond Sub-Account, Sun Capital Advisers Trust Real Estate Sub-Account, Sun Capital Advisers Trust Select Equity Sub-Account, Sun Capital Advisers Trust Blue Chip Mid Cap Sub-Account, and Sun Capital
Advisers Trust Investors Foundation Sub-Account of Sun Life (N.Y.) Variable Account C (the "Sub-Accounts") as of December 31, 2000, the related statement of operations and the statement of changes in net assets for the period from April 14, 2000 (commencement of operations) through December 31, 2000. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held as of December 31, 2000 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Sub-Accounts as of December 31, 2000, the results of their operations and the changes in their net assets for the period from April 14, 2000 (commencement of operations) through December 31, 2000 in conformity with accounting principles generally accepted in the United States of America.



February 9, 2001

               SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
    (WHOLLY-OWNED SUBSIDIARY OF SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.))

                              STATEMENTS OF INCOME
                                 (in thousands)

              For the years ended December 31, 2000, 1999 and 1998

                                                         2000          1999         1998
                                                      -----------   -----------  -----------
Revenues

  Premiums and annuity considerations                 $   17,810    $   17,849   $   16,225
  Net investment income                                   11,821        11,906       14,029
  Net realized investment gains (losses)                  (3,079)          497        1,368
  Fee and other income                                     9,753         8,387        7,434
                                                      -----------   -----------  -----------

Total revenues                                            36,305        38,639       39,056
                                                      -----------   -----------  -----------
Benefits and Expenses

  Policyowner benefits                                    19,381        20,153       20,023
  Other operating expenses                                 8,383         9,181        7,473
  Amortization of deferred policy acquisition costs        5,844         2,670        3,234
                                                      -----------   -----------  -----------

Total benefits and expenses                               33,608        32,004       30,730
                                                      -----------   -----------  -----------

Income before income tax expense                           2,697         6,635        8,326

Income tax expense                                           958         2,180        2,723
                                                      -----------   -----------  -----------

Net Income                                            $    1,739    $    4,455   $    5,603
                                                      ===========   ===========  ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
    (WHOLLY-OWNED SUBSIDIARY OF SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.))

                                 BALANCE SHEETS
                       (in thousands except per share data)

                           December 31, 2000 and 1999

                                     ASSETS                                  2000           1999
                                                                         ------------   ------------
Investments
  Available-for-sale fixed maturities at fair value (amortized cost of
  $110,526 and $122,747 in 2000 and 1999, respectively)                  $    110,843   $    119,940
  Mortgage loans                                                               26,876         26,244
  Policy loans                                                                    541            538
  Short-term investments                                                       16,001          7,295
                                                                         ------------   ------------

Total investments                                                             154,261        154,017

Cash and cash equivalents                                                       7,292         11,458
Accrued investment income                                                       1,765          1,871
Deferred policy acquisition costs                                              23,799         27,893
Other assets                                                                    9,413          7,010
Separate account assets                                                       556,842        632,351
                                                                         ------------   ------------

Total assets                                                             $    753,372   $    834,600
                                                                         ============   ============

                                   LIABILITIES

Future contract and policy benefits                                      $     37,082   $     35,251
Contractholder deposit funds and other policy liabilities                      98,307        108,301
Deferred federal income taxes                                                   1,561          1,674
Other liabilities and accrued expenses                                          4,160            575
Separate account liabilities                                                  556,842        632,351
                                                                         ------------   ------------

Total liabilities                                                             697,952        778,152
                                                                         ------------   ------------

Commitments and contingencies - Note 15

                              STOCKHOLDER'S EQUITY

Common stock, $1 par value - 2,000 shares authorized;                    $      2,000   $      2,000
  2,000 shares issued and outstanding
Additional paid-in capital                                                     29,500         29,500
Accumulated other comprehensive income (loss)                                     661         (1,272)
Retained earnings                                                              23,259         26,220
                                                                         ------------   ------------
Total stockholder's equity                                               $     55,420   $     56,448
                                                                         ------------   ------------

Total liabilities and stockholder's equity                               $    753,372   $    834,600
                                                                         ============   ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
    (WHOLLY-OWNED SUBSIDIARY OF SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.))

                       STATEMENTS OF COMPREHENSIVE INCOME
                                 (in thousands)

              For the years ended December 31, 2000, 1999 and 1998

                                                                    2000           1999            1998
                                                                ------------   ------------    ------------
Net income                                                      $      1,739   $      4,455    $      5,603
Other comprehensive income
  Net unrealized holding gains (losses) on available-for-sale
    securities, net of tax                                             1,933         (2,443)           (299)
                                                                ------------   ------------    ------------

Comprehensive income                                            $      3,672   $      2,012    $      5,304
                                                                ============   ============    ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
    (WHOLLY-OWNED SUBSIDIARY OF SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.))

                       STATEMENTS OF STOCKHOLDER'S EQUITY
                                 (in thousands)

               For the years ended December 31, 2000, 1999 and 1998

                                                               ACCUMULATED
                                                ADDITIONAL        OTHER                          TOTAL
                                  COMMON         PAID-IN      COMPREHENSIVE      RETAINED    STOCKHOLDER'S
                                  STOCK          CAPITAL          INCOME         EARNINGS        EQUITY
                               ------------    ------------   -------------    ------------  -------------
Balance at December 31, 1997          2,000          29,500           1,470          25,662         58,632

  Net income                                                                          5,603          5,603
  Other comprehensive income                                           (299)                          (299)
  Dividends to stockholder                                                           (3,000)        (3,000)
                               ------------    ------------   -------------    ------------  -------------

Balance at December 31, 1998          2,000          29,500           1,171          28,265         60,936

  Net income                                                                          4,455          4,455
  Other comprehensive income                                         (2,443)                        (2,443)
  Dividends to stockholder                                                           (6,500)        (6,500)
                               ------------    ------------   -------------    ------------  -------------

Balance at December 31, 1999   $      2,000    $     29,500   $      (1,272)   $     26,220  $      56,448

  Net income                                                                          1,739          1,739
  Other comprehensive income                                          1,933                          1,933
  Dividends to stockholder                                                           (4,700)        (4,700)
                               ------------    ------------   -------------    ------------  -------------

Balance at December 31, 2000   $      2,000    $     29,500   $         661    $     23,259  $      55,420
                               ============    ============   =============    ============  =============


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
    (WHOLLY-OWNED SUBSIDIARY OF SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.))

                            STATEMENTS OF CASH FLOWS
                                 (in thousands)

              For the years ended December 31, 2000, 1999 and 1998

                                                                 2000          1999          1998
                                                              ----------    ----------    ----------

CASH FLOWS FROM OPERATING ACTIVITIES:

Net income                                                    $    1,739    $    4,455    $    5,603
Adjustments to reconcile net income to net cash provided by
operating activities:
  Amortization of  discount and premiums                               7           170            56
  Depreciation and amortization                                       --           122            31
  Net realized gains (losses) on investments                       3,079          (497)       (1,368)
  Interest credited  to contractholder deposit funds               5,751         5,974         7,532
  Deferred federal income taxes                                   (1,154)          879           517
Changes in assets and liabilities:
   Deferred acquisition costs                                      3,943            19        (1,836)
  Outstanding premiums                                              (264)       (1,924)          126
  Accrued investment income                                          106            54           341
  Other assets                                                    (2,139)           --
  Future contract and policy benefits                              2,698         2,342         1,118
  Other, net                                                       3,611        (2,554)            1
                                                              ----------    ----------    ----------

Net cash provided by operating activities                         17,377         9,040        12,121
                                                              ----------    ----------    ----------

CASH FLOWS FROM INVESTING ACTIVITIES:
  Sales, maturities and repayments of:
      Available-for-sale fixed maturities                         51,688        78,076        45,941
      Real estate                                                     --         2,009           (13)
      Mortgage loans                                               3,177        11,852        13,115
  Purchases of:
      Available-for-sale fixed maturities                        (42,546)      (70,547)      (42,724)
      Mortgage loans                                              (3,809)       (3,675)           --
      Real estate                                                     --            --        (1,756)
  Net change in policy loans                                          (3)           87            11
  Net change in short-term investments                            (8,706)       (3,404)        6,483
  Changes in other investing activities, net                          --          (222)          165
                                                              ----------    ----------    ----------

Net cash provided by (used in) investing activities                 (199)       14,176        21,222
                                                              ----------    ----------    ----------

CASH FLOWS FROM FINANCING ACTIVITIES:
  Deposits to contractholder deposit funds                    $   11,301    $    8,362    $   24,785
  Withdrawals from contractholder deposit funds                  (27,945)      (23,004)      (65,419)
  Dividends paid to stockholder                                   (4,700)       (6,500)       (3,000)
                                                              ----------    ----------    ----------

Net cash used in financing activities                            (21,344)      (21,142)      (43,634)
                                                              ----------    ----------    ----------

Net change in cash and cash equivalents                           (4,166)        2,074       (10,291)

Cash and cash equivalents, beginning of year                      11,458         9,384        19,675
                                                              ----------    ----------    ----------

Cash and cash equivalents, end of year                        $    7,292    $   11,458    $    9,384
                                                              ==========    ==========    ==========
SUPPLEMENTAL CASH FLOW INFORMATION
   Income taxes paid                                          $      701    $    2,521    $    2,506

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
    (WHOLLY-OWNED SUBSIDIARY OF SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.))

                          NOTES TO FINANCIAL STATEMENTS

                  YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

1.   DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     GENERAL

     Sun Life Insurance and Annuity Company of New York (the "Company") is incorporated as a life insurance company and is currently engaged in the sale of individual fixed and variable annuity contracts, and group life and disability insurance contracts in its state of domicile, New York. The parent company, Sun Life Assurance Company of Canada (U.S.), is ultimately a wholly-owned subsidiary of Sun Life Financial Services of Canada Inc. Sun Life Financial Services of Canada Inc. was formed as a result of the demutualization on March 22, 2000 of Sun Life Assurance Company of Canada, which was the Company's ultimate parent at December 31, 1999.

     BASIS OF PRESENTATION

     The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") for stock life insurance companies.

     For the year ended December 31, 1999, the Company filed its Annual Report on Form 10-K using audited statutory financial statements prepared in accordance with accounting practices prescribed or permitted by the Insurance Department of the State of New York which is a comprehensive basis of accounting other than GAAP. The Company changed its basis of accounting to GAAP and has restated the financial statements for the prior years ended December 31, 1999 and 1998 to conform with GAAP. See Note 13 for a reconciliation of statutory surplus to GAAP equity and statutory net income to GAAP net income.

     USE OF ESTIMATES

     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. The most significant estimates are those used in determining deferred policy acquisition costs, investment allowances and the liabilities for future policyholder benefits. Actual results could differ from those estimates.

     FINANCIAL INSTRUMENTS

     In the normal course of business, the Company enters into transactions involving various types of financial instruments, including cash and cash equivalents, investments such as fixed maturities, mortgage loans and equity securities, debt, loan commitments and financial guarantees. These instruments involve credit risk and also may be subject to risk of loss due to interest rate fluctuation. The Company evaluates and monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize losses. Financial instruments are more fully described in Note 6.

     CASH AND CASH EQUIVALENTS

     Cash and cash equivalents primarily include cash, commercial paper, money market investments, and short term bank participations. All such investments have maturities of three months or less and are considered cash equivalents for purposes of reporting cash flows.

               SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
    (WHOLLY-OWNED SUBSIDIARY OF SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.))

                          NOTES TO FINANCIAL STATEMENTS

                  YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     INVESTMENTS

     The Company accounts for its investments in accordance with Statement of Financial Accounting Standards No. 115, "Accounting for Certain Investments in Debt and Equity Securities." At the time of purchase, fixed maturity securities are classified based on intent, as held-to-maturity or available-for-sale. In order for the securities to be classified as held-to-maturity, the Company must have positive intent and ability to hold the securities to maturity. Securities held-to-maturity are stated at cost, adjusted for amortization of premiums, and accretion of discounts. Securities that do not meet this criteria are classified as available-for-sale. Available-for-sale securities are carried at estimated fair value with changes in unrealized gains or losses reported net of policyholder related amounts and deferred income taxes in a separate component of other comprehensive income. Fair values for publicly traded securities are obtained from external market quotations. For privately placed fixed maturities, fair values are estimated by taking into account prices for publicly traded securities of similar credit risk, maturities repayment, and liquidity characteristics. The Company does not engage in trading activities. All of the Company's fixed maturity securities are available-for-sale. All security transactions are recorded on a trade-date basis.

     The Company's accounting policy for impairment requires recognition of an other-than-temporary impairment charge on a security if it is determined that the Company is unable to recover all amounts due under the contractual obligations of the security. In addition, for securities expected to be sold, an other-than-temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to cost or amortized cost prior to the expected date of sale. Once an impairment charge has been recorded, the Company then continues to review the other-than-temporarily impaired securities for additional impairment, if necessary.

     Mortgage loans are stated at unpaid principle balances, net of provisions for estimated losses. Mortgage loans acquired at a premium or discount are carried at amortized values net of provisions for estimated losses. Loans include commercial first mortgage loans and are diversified by property type and geographic area throughout the United States. Mortgage loans are collateralized by the related properties and generally are no more than 75% of the properties' value at the time that the original loan is made.

     A loan is recognized as impaired when it is probable that the principal or interest is not collectible in accordance with the contractual terms of the loan. Measurement of impairment is based on the present value of expected future cash flows discounted at the loan's effective interest rate, or at the loan's observable market price. A specific valuation allowance is established if the fair value of the impaired loan is less than the recorded amount. Loans are also charged against the allowance when determined to be uncollectible. The allowance is based on a continuing review of the loan portfolio, past loss experience and current economic conditions, which may affect the borrower's ability to pay. While management believes that it uses the best information available to establish the allowance, future adjustments to the allowance may become necessary if economic conditions differ from the assumptions used in making the evaluation.

     Real estate investments are held for the production of income or held-for-sale. Real estate investments held for the production of income are carried at the lower of cost adjusted for accumulated depreciation or fair value. Depreciation of buildings and improvements is calculated using the straight-line method over the estimated useful life of the property, generally 40 to 50 years. Real estate investments held-for-sale are primarily acquired through foreclosure of mortgage loans. The cost of real estate that has been acquired through foreclosure is the estimated fair value, less estimated costs to dispose at the time of foreclosure.

               SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
    (WHOLLY-OWNED SUBSIDIARY OF SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.))

                          NOTES TO FINANCIAL STATEMENTS

                  YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     Policy loans are carried at the amount of outstanding principal balance not in excess of net cash surrender values of the related insurance policies.

     Investment income is recognized on an accrual basis. Realized gains and losses on the sales of investments are recognized in operations at the date of sale and are determined using the specific cost identification method. When an impairment of a specific investment or a group of investments is determined to be other than temporary, a realized investment loss is recorded. Changes in the provision for estimated losses on mortgage loans and real estate are included in net realized investment gains and losses.

     Interest income on loans is recorded on the accrual basis. Loans are placed in a non-accrual status when management believes that the borrower's financial condition, after giving consideration to economic and business conditions and collection efforts, is such that collection of principal and interest is doubtful. When a loan is placed in non-accrual status, all interest previously accrued is reversed against current period interest income. Interest accruals are resumed on such loans only when they are brought fully current with respect to principle and interest, have performed on a sustained basis for a reasonable period of time, and when, in the judgement of management, the loans are estimated to be fully collectible as to both principal and interest.

     DEFERRED POLICY ACQUISITION COSTS

     Acquisition costs consist of commissions, underwriting and other costs that vary with and are primarily related to the production of new business. Acquisition costs related to investment-type contracts, primarily deferred annuity and guaranteed investment contracts, are deferred and amortized with interest in proportion to the present value of estimated gross profits to be realized over the estimated lives of the contracts. Estimated gross profits are composed of net investment income, net realized investment gains and losses, life and variable annuity fees, surrender charges and direct variable administrative expenses. This amortization is reviewed annually and adjusted retrospectively by a cumulative charge or credit to current operations when the Company revises its estimate of current or future gross profits to be realized from this group of products, including realized and unrealized gains and losses from investments.

     Deferred acquisition costs for each product are reviewed to determine if they are recoverable from future income, including investment income. If such costs are determined to be unrecoverable, they are expensed at the time of determination. Although realization of deferred policy acquisition costs is not assured, the Company believes it is more likely than not that all of these costs will be realized. The amount of deferred policy acquisition costs considered realizable, however, could be reduced in the near term if the estimates of gross profits discussed above are reduced. The amount of amortization of deferred policy acquisition costs could also be revised in the near term if any of the estimates discussed above are revised.

     OTHER ASSETS

     Property, equipment, and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is provided using the straight-line or accelerated method over the estimated useful lives of the related assets, which generally range from 3 to 30 years.

               SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
    (WHOLLY-OWNED SUBSIDIARY OF SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.))

                          NOTES TO FINANCIAL STATEMENTS

                  YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     Amortization of leasehold improvements is provided using the straight-line method over the lesser of the term of the leases or the estimated useful life of the improvements. Reinsurance receivables from reinsurance ceded are also included in other assets.

     POLICY LIABILITIES AND ACCRUALS

     Future contract and policy benefits are liabilities for life, health and annuity products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force. Future policy benefits for individual life insurance and annuity policies are computed using interest rates ranging from 4.5% to 5.5% for life insurance and 6.0% to 7.0% for annuities. The liabilities associated with traditional life insurance, annuity and disability insurance products are computed using the net level premium method based on assumptions about future investment yields, mortality, morbidity and persistency. The assumptions used are based upon both the Company and its affiliates' experience and industry standards. Estimated liabilities are established for group life and health policies that contain experience rating provisions.

     Contractholder deposit funds consist of policy values that accrue to the holders of investment-related products such as deferred annuities and guaranteed investment contracts. The liabilities are determined using the retrospective deposit method and consist of net deposits and investment earnings less administrative charges. The liability is before the deduction of any applicable surrender charges.

     Other policy liabilities include liabilities for policy and contract claims. These amounts consist of the estimated amount payable for claims reported but not yet settled and an estimate of claims incurred but not reported. The amount reported is based upon historical experience, adjusted for trends and current circumstances. Management believes that the recorded liability is sufficient to provide for the associated claims adjustment expenses. Revisions of these estimates are included in operations in the year such refinements are made.

     REVENUE AND EXPENSES

     Premiums for traditional individual life and annuity products are considered revenue when due. Premiums related to group disability insurance are recognized as revenue pro-rata over the contract period. The unexpired portion of these premiums is recorded as unearned premiums. Revenue from investment-related products includes charges for cost of insurance (mortality), initiation and administration of the policy and surrender charges. Revenue is recognized when the charges are assessed, except that any portion of an assessment that relates to services to be provided in future years is deferred and recognized over the period during which the services are provided.

     Benefits and expenses, other than deferred policy acquisition costs, related to traditional life, annuity, and disability contracts, including group policies, are recognized when incurred in a manner designed to match them with related premium revenue and spread income recognition over expected policy lives. For investment-type contracts, benefits include interest credited to policyholder's accounts and death benefits in excess of account values, which are recognized as incurred.

               SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
    (WHOLLY-OWNED SUBSIDIARY OF SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.))

                          NOTES TO FINANCIAL STATEMENTS

                  YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     INCOME TAXES

     The Company files a consolidated federal income tax return with its parent, Sun Life Assurance Company of Canada (U.S.), and other affiliates. Deferred income taxes are generally recognized when assets and liabilities have different value for financial statement and tax reporting purposes, and for other temporary taxable and deductible differences as defined by Statement of Financial Accounting Standards ("SFAS") No. 109, "Accounting for Income Taxes." These differences result primarily from policy reserves, policy acquisition expenses and unrealized gains or losses on investments.

     SEPARATE ACCOUNTS

     The Company has established separate accounts applicable to various classes of contracts providing for variable benefits and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilites. Contracts for which funds are invested in separate accounts include individual qualified and non-qualified variable annuity contracts. Assets and liabilities of the separate accounts, representing net deposits and accumulated net investment earnings, less fees, held primarily for the benefit of contractholders, are shown as separate captions in the financial statements. Assets held in the separate accounts are carried at market value and the investment risk of such securities is retained by the policyholder.

     NEW ACCOUNTING PRONOUNCEMENTS

     In June 1998, the Financial Accounting Standards Board ("FASB") issued SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities", which establishes accounting and reporting standards for derivative instruments. SFAS No. 133 requires that an entity recognize all derivatives as either assets or liabilities at fair value in the statement of financial position, and establishes special accounting for the following three types of hedges: fair value hedges, cash flow hedges, and hedges of foreign currency exposures of net investments in foreign operations.

     In June 1999, the FASB issued SFAS No. 137, "Accounting for Derivative Instruments and Hedging Activities -- Deferral of the Effective Date of FASB Statement No. 133." SFAS No. 137 delays the effective date of SFAS No. 133 for all fiscal quarters until fiscal years beginning after June 15, 2000.

     In June 2000, the FASB issued SFAS No. 138, "Accounting for Certain Derivative Instruments and Certain Hedging Activities", which amended SFAS No. 133. SFAS No. 138 amended SFAS No. 133 so that for interest rate hedges, a company may designate as the hedged risk, the risk of changes only in a benchmark interest rate. Also, credit risk is newly defined as the company-specific spread over the benchmark interest rate and may be hedged separately from, or in combination with, the benchmark interest rate. Initial application of SFAS No. 133, as amended, for the Company will begin January 1, 2001. The adoption of SFAS No. 133, as amended, is not expected to have a material impact on the Company's financial condition or results of operations.

     On January 1, 1999, the Company adopted the American Institute of Certified Public Accountants ("AICPA") Statement of Position ("SOP") 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments." This statement provides guidance on when an insurance or other enterprise should recognize a liability for guaranty fund and other assessments and on how to measure such liability. The adoption of SOP 97-3 had no material impact on the financial position or results of operations.

               SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
    (WHOLLY-OWNED SUBSIDIARY OF SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.))

                          NOTES TO FINANCIAL STATEMENTS

                  YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     On January 1, 1999, the Company adopted AICPA SOP 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use." This SOP provides guidance for determining whether costs of software developed or obtained for internal use should be capitalized or expensed as incurred. In the past, the Company has expensed such costs as they were incurred. The adoption of SOP 98-1 had no material impact on the financial position or results of operations.

     In July 2000, the Emerging Issues Task Force (EITF) reached consensus on Issue No. 99-20, "Recognition of Interest Income and Impairment on Certain Investments". This pronouncement requires investors in certain asset-backed securities to record changes in their estimated yield on a prospective basis and to evaluate these securities for an other-than-temporary decline in value. This consensus is effective for financial statements with fiscal quarters beginning after December 15, 2000. While the Company is currently in the process of quantifying the impact of EITF No. 99-20, the consensus provisions are not expected to have a material impact on the Company's financial condition or results of operations.

     In September 2000, the FASB issued SFAS 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities" which replaces SFAS No. 125, "Accounting for Transfers and Services of Financial Assets and Extinguishments of Liabilities". This standard revises the methods for accounting for securitizations and other transfers of financial assets and collateral as outlined in SFAS No. 125, and requires certain additional disclosures. The Company does not expect the adoption of this standard to have a material effect on its financial position or results of operations.

2.   SIGNIFICANT TRANSACTIONS WITH AFFILIATES

     The Company has an agreement with Sun Life Assurance Company of Canada, which provides that Sun Life Assurance Company of Canada will furnish, as requested, personnel as well as certain services and facilities on a cost-reimbursement basis. Expenses under this agreement amounted to approximately $1,367,000, $2,045,000, and $1,037,000 in 2000, 1999, and
     1998, respectively. In 2000 and 1999, the Company also had an agreement with Sun Life Assurance Company of Canada (U.S.), its parent, whereby its parent will furnish, as requested, personnel as well as certain services and facilities on a cost-reimbursement basis. Expenses under this agreement totalled $1,918,000 and $3,507,000, respectively.

     The Company declared and paid dividends in the amounts of $4,700,000, $6,500,000, and $3,000,000 to Sun Life Assurance Company of Canada (U.S.) during 2000, 1999, and 1998, respectively. See Note 14 for dividend restrictions information.

     As more fully described in Note 7, the Company has been involved in several reinsurance transactions with Sun Life Assurance Company of Canada.

               SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
    (WHOLLY-OWNED SUBSIDIARY OF SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.))

                          NOTES TO FINANCIAL STATEMENTS

                  YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

3.   INVESTMENTS

     FIXED MATURITIES

     The amortized cost and fair value of fixed maturities were as follows (in 000's):

                                                                                   DECEMBER 31, 2000

                                                                                  GROSS        GROSS        ESTIMATED
                                                                  AMORTIZED     UNREALIZED   UNREALIZED        FAIR
                                                                    COST          GAINS       (LOSSES)        VALUE
                                                                  ----------------------------------------------------
     Fixed maturities available-for-sale:
         United States treasury securities, U.S. Government
           and agency securities                                  $   7,269      $     62    $       -     $    7,331
         Mortgage-backed securities                                   5,929            46           (4)         5,971
         Public utilities                                            16,185           130         (173)        16,142
         Transportation                                               7,572            97          (46)         7,623
         Finance                                                     15,630           397          (76)        15,951
         Corporate                                                   57,941         2,275       (2,391)        57,825
                                                                  ----------------------------------------------------
       Total fixed maturities available-for-sale                  $ 110,526      $  3,007    $  (2,690)    $  110,843
                                                                  ====================================================

                                                                                   DECEMBER 31, 1999

                                                                                  GROSS        GROSS        ESTIMATED
                                                                  AMORTIZED     UNREALIZED   UNREALIZED        FAIR
                                                                    COST          GAINS       (LOSSES)        VALUE
                                                                  ----------------------------------------------------
     Fixed maturities available-for-sale:
         United States treasury securities, U.S. Government
           and agency securities                                  $   9,659      $     13    $    (196)    $    9,476
         Mortgage-backed securities                                   4,974             9          (88)         4,895
         Public utilities                                            19,045             7         (590)        18,462
         Transportation                                              11,129             3         (156)        10,976
         Finance                                                     12,792             3         (268)        12,527
         Corporate fixed maturities                                  65,148           181       (1,725)        63,604
                                                                  ---------------------------------------------------
      Total fixed maturities available-for-sale                   $ 122,747      $    216    $  (3,023)    $  119,940
                                                                  ====================================================

     The amortized cost and estimated fair value by maturity periods for fixed maturities are shown below (in 000's). Actual maturities may differ from contractual maturities on mortgage-backed securities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or the Company may have the right to put or sell the obligations back to the issuers.

               SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
    (WHOLLY-OWNED SUBSIDIARY OF SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.))

                          NOTES TO FINANCIAL STATEMENTS

                  YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

3.   INVESTMENTS (CONTINUED)

                                                                             DECEMBER 31, 2000

                                                                     AMORTIZED COST      FAIR VALUE
                                                                     ---------------   -------------
      Maturities of available-for-sale fixed securities:
                Due in one year or less                                $      9,709     $     9,520
                Due after one year through five years                        57,683          57,702
                Due after five years through ten years                       26,222          26,652
                Due after ten years                                          16,912          16,969
                                                                     ---------------   -------------

      Total                                                            $    110,526     $   110,843
                                                                     ===============   =============

     Gross gains of $137,000, and $829,000 and gross losses of $1,742,000, and $594,000 were realized on the voluntary sale of fixed maturities for the years ended December 31, 2000 and 1999, respectively. Fixed maturities with an amortized cost of approximately $404,000 and $405,000 at December 31, 2000 and 1999, respectively, were on deposit with governmental authorities as required by law.

     As of December 31, 2000 and 1999, 96% of the Company's fixed maturities were investment grade and there were no significant concentrations by issuer or by industry, other than U.S. Treasury securities. Investment grade securities are those that are rated "A" or better by nationally recognized rating agencies. The Company believes that unrealized losses are temporary in nature, and accordingly, no provisions for other than temporary impairment of value have been recorded. All of the Company's securities were income-producing for the period ending December 31, 2000 and 1999.

     MORTGAGE LOANS AND REAL ESTATE

     The Company invests in commercial first mortgage loans and real estate throughout the United States. Investments are diversified by property type and geographic area. Mortgage loans are collateralized by the related properties and generally are no more than 75% of the properties' value at the time that the original loan is made. The Company had no real estate holdings at December 31, 2000 or 1999. The carrying value of mortgage net of applicable reserves were as follows (in 000's):

                                                          DECEMBER 31,

                                                      2000             1999
                                                 -------------    ------------
      Total mortgage loans                         $  26,876        $  26,244

     The Company monitors the condition of the mortgage loans in its portfolio. In those cases where mortgages have been restructured, appropriate allowances for losses have been made. In those cases where, in management's judgement, the mortgage loan's value has been impaired, appropriate losses are recorded. The Company has no restructured or impaired mortgage loans at December 31, 2000 and 1999, respectively, nor any allowances for losses or reserves for impaired loans.

               SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
    (WHOLLY-OWNED SUBSIDIARY OF SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.))

                          NOTES TO FINANCIAL STATEMENTS

                  YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

3.   INVESTMENTS (CONTINUED)

     Mortgage loans comprise the following property types and geographic regions in (000's):

                                                          DECEMBER 31,

     Property Type:                                 2000              1999
                                                 -------------    --------------
     Office building                              $     6,581      $      5,564
     Residential                                        1,099             1,134
     Retail                                             9,909             8,692
     Industrial/warehouse                               5,799             6,612
     Other                                              3,488             4,242
                                                 -------------    --------------

     Total                                        $    26,876      $     26,244
                                                 =============    ==============

                                                          DECEMBER 31,

     Geographic region:                             2000              1999
                                                 -------------    --------------
     Arizona                                      $     2,600      $      2,670
     California                                         1,564             2,208
     Florida                                            1,754               733
     Georgia                                            1,099             1,134
     Indiana                                            2,001             1,375
     Maryland                                           3,488             3,661
     Michigan                                             583               614
     Nevada                                             1,177             1,193
     New Jersey                                           865               911
     New York                                           3,384             3,776
     Ohio                                               1,262             1,271
     Pennsylvania                                       3,119             3,288
     Texas                                                694
     Utah                                               1,588             1,635
     Other                                              1,698             1,775
                                                 -------------    --------------

     Total                                        $    26,876      $     26,244
                                                 =============    ==============

At December 31, 2000, scheduled mortgage loan maturities were as follows (in 000's):

     2001                                          $   4,405
     2002                                              3,119
     2003                                              1,355
     2004                                              4,364
     2005                                              5,080
     Thereafter                                        8,553
                                                  -----------
     Total                                         $  26,876
                                                  ===========

               SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
    (WHOLLY-OWNED SUBSIDIARY OF SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.))

                          NOTES TO FINANCIAL STATEMENTS

                  YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

3.   INVESTMENTS (CONTINUED)

     Actual maturities could differ from contractual maturities because borrowers may have the right to prepay obligations,with or without prepayment penalties,and loans may be refinanced.

     The Company has made commitments of mortgage loans on real estate and other loans into the future. The outstanding commitments for these mortgages amount to $3,809,000 and $2,400,000 at December 31, 2000 and 1999,
     respectively.

4.   NET REALIZED INVESTMENT GAINS AND LOSSES

     Net realized investment gains (losses) consisted of the following (in 000's):

                                         2000          1999          1998
                                      ----------    ----------    ----------
     Fixed maturities                 $   (1,611)   $      236    $    1,022
     Mortgage loans                           --             8           359
     Real estate                              --           253           (13)
     Write-down of fixed maturities       (1,468)           --            --
                                      ----------    ----------    ----------
     Total                            $   (3,079)   $      497    $    1,368
                                      ==========    ==========    ==========

5.   NET INVESTMENT INCOME

     Net investment income consisted of the following (in 000's):

                                         2000          1999          1998
                                      ----------    ----------    ----------
     Fixed maturities                 $    9,490    $    9,059    $   10,185
     Mortgage loans                        2,432         3,121         3,956
     Real estate                              --          (156)           17
     Policy loans                             43            54            53
     Other                                    45            45            82
                                      ----------    ----------    ----------
         Gross investment income          12,010        12,123        14,293
     Less: Investment expenses               189           217           264
                                      ----------    ----------    ----------
         Net investment income        $   11,821    $   11,906    $   14,029
                                      ==========    ==========    ==========

               SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
    (WHOLLY-OWNED SUBSIDIARY OF SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.))

                          NOTES TO FINANCIAL STATEMENTS

                  YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

6.   FAIR VALUE OF FINANCIAL INSTRUMENTS

     The following table presents the carrying amounts and estimated fair values of the Company's financial instruments at December 31, 2000 and 1999 (in 000's):

                                               DECEMBER 31, 2000         DECEMBER 31, 1999

                                             CARRYING    ESTIMATED     CARRYING    ESTIMATED
                                              AMOUNT     FAIR VALUE     AMOUNT     FAIR VALUE
                                           --------------------------------------------------
     Financial assets:
             Cash and cash equivalents      $    7,292   $    7,292   $   11,458   $   11,458
             Fixed maturities                  110,843      110,843      119,940      119,940
             Mortgages                          26,876       27,890       26,244       26,595
             Policy loans                          541          541          538          538
             Short-term investments             16,001       16,001        7,295        7,295

     Financial liabilities:
             Contractholder deposit funds   $   95,508   $   94,447   $  106,400   $  108,424
             Fixed annuity contracts             8,530        8,219        8,916        8,549

     The fair values of cash and cash equivalents are estimated to be cost plus accrued interest which approximates fair value. The fair values of short-term bonds are estimated to be the amortized cost. The fair values of publicly traded fixed maturities are based upon market prices or dealer quotes. For privately placed fixed maturities, fair values are estimated by taking into account prices for publicly traded securities of similar credit risk, maturity, repayment and liquidity characteristics. The fair values of mortgage loans are estimated by discounting future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.

     Policy loans are stated at unpaid principal balances, which approximate fair value.

     The fair values of the Company's general account insurance reserves and contractholder deposits under investment-type contracts (insurance, annuity and pension contracts that do not involve mortality or morbidity risks) are estimated using discounted cash flow analyses or surrender values based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for all contracts being valued. Those contracts that are deemed to have short-term guarantees have a carrying amount equal to the estimated market value.

               SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
    (WHOLLY-OWNED SUBSIDIARY OF SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.))

                          NOTES TO FINANCIAL STATEMENTS

                  YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

7.   REINSURANCE

     GROUP INSURANCE

     The Company has an agreement with Sun Life Assurance Company of Canada whereby Sun Life Assurance Company of Canada reinsures the mortality risks of the group life insurance contracts. Under this agreement, certain death benefits are reinsured on a yearly renewable term basis. The agreement provides that Sun Life Assurance Company of Canada will reinsure the mortality risks in excess of $50,000 per policy for group life contracts ceded by the Company.

     The Company has an agreement with an unrelated company whereby the unrelated company reinsures the morbidity risks of the group long-term disability contracts. Under this agreement, certain long-term disability benefits are reinsured on a yearly renewable term basis. The agreement provides that the unrelated company will reinsure $4,000 per policy per month for long-term disability contracts ceded by the Company.

     The effects of reinsurance were as follows (in 000's):

                                                                     FOR THE YEARS ENDED DECEMBER 31,
                                                                   ------------------------------------
                                                                      2000         1999         1998
                                                                   ----------   ----------   ----------
     Insurance premiums:
           Direct                                                  $   21,484   $   21,629   $   19,772
           Ceded                                                        3,674        3,780        3,547
                                                                   ----------   ----------   ----------
     Net Premiums                                                  $   17,810   $   17,849   $   16,225
                                                                   ==========   ==========   ==========

     Insurance and other individual policy benefits, and claims:
           Direct                                                  $   23,654   $   23,764   $   22,377
           Ceded                                                        4,273        3,611        2,354
                                                                   ----------   ----------   ----------
     Net policy benefits and claims                                $   19,381   $   20,153   $   20,023
                                                                   ==========   ==========   ==========

     The Company is contingently liable for the portion of the policies reinsured under each of its existing reinsurance agreements in the event the reinsurance companies are unable to pay their portion of any reinsured claim. Management believes that any liability from this contingency is unlikely. However, to limit the possibility of such losses, the Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk.

               SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
    (WHOLLY-OWNED SUBSIDIARY OF SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.))

                          NOTES TO FINANCIAL STATEMENTS

                  YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

8.   RETIREMENT PLANS:

     PENSION PLAN

     The Company and certain affiliates participate with Sun Life Assurance Company of Canada in a non-contributory defined benefit pension plan covering essentially all employees. Benefits under all plans are based on years of service and employees' average compensation. The Company's funding policies for the pension plans are to contribute amounts which at least satisfy the minimum amount required by the Employee Retirement Income Security Act of 1974 ("ERISA"); currently the plans are fully funded. Most pension plan assets consist of separate accounts of Sun Life Assurance Company of Canada or other insurance company contracts.

     The following table sets forth the change in the pension plan's projected benefit obligations and assets, as well as the plan's funded status at December 31, 2000, 1999, and 1998 (in 000's):

                                                               YEAR ENDED DECEMBER 31,

                                                        2000            1999            1998
                                                    ------------    ------------    ------------
CHANGE IN PROJECTED BENEFIT OBLIGATION:
Projected benefit obligation at beginning of year   $     99,520    $    110,792    $     79,684

Service cost                                               5,242           5,632           4,506

Interest cost                                              7,399           6,952           6,452

Actuarial loss (gain)                                        579         (21,480)         21,975

Benefits paid                                             (3,065)         (2,376)         (1,825)
                                                    ------------    ------------    ------------
Projected benefit obligation at end of year         $    109,675    $     99,520    $    110,792
                                                    ============    ============    ============

CHANGE IN FAIR VALUE OF PLAN ASSETS:
Fair value of plan assets at beginning of year      $    158,271    $    151,575    $    136,610

Actual return on plan assets                               8,218           9,072          16,790
Benefits paid                                             (3,285)         (2,376)         (1,825)
                                                    ------------    ------------    ------------
Fair value of plan assets at end of year            $    163,204    $    158,271    $    151,575
                                                    ============    ============    ============

Funded status                                       $     53,529    $     58,752    $     40,783

Unrecognized net actuarial loss                          (12,620)        (20,071)         (2,113)
Unrecognized transition obligation                       (20,561)        (22,617)        (24,674)
Unrecognized prior service cost                            6,501           7,081           7,661
                                                    ------------    ------------    ------------

Prepaid benefit cost                                $     26,849    $     23,145    $     21,657
                                                    ============    ============    ============

               SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
    (WHOLLY-OWNED SUBSIDIARY OF SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.))

                          NOTES TO FINANCIAL STATEMENTS

                  YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

8.   RETIREMENT PLANS (CONTINUED):

     The following table sets forth the components of the net periodic pension cost for the years ended December 31, 2000, 1999 and 1998 (in 000's).

                                                           YEAR ENDED DECEMBER 31,

                                                      2000          1999          1998
                                                  ---------------------------------------

     COMPONENTS OF NET PERIODIC BENEFIT COST:
     Service cost                                  $    5,242    $    5,632    $    4,506

     Interest cost                                      7,399         6,952         6,452

     Expected return on plan assets                   (13,723)      (12,041)      (10,172)

     Amortization of transition obligation asset       (2,056)       (2,056)       (2,056)

     Amortization of prior service cost                   580           580           580

     Recognized net actuarial gain                     (1,146)         (554)         (677)
                                                  ---------------------------------------
     Net periodic benefit cost                     $   (3,704)   $   (1,487)   $   (1,367)
                                                  =======================================
     The Company's share of net periodic benefit   $       52    $       63    $       65
                                                  =======================================

     The projected benefit obligations were based on calculations that utilize certain assumptions. The assumed weighted average discount rate was 7.5% for the years ended December 31, 2000 and 1999. The expected return on plan assets for 2000 and 1999 was 8.75% and the assumed rate of compensation increase for both 2000 and 1999 was 4.50%.

     The Company and certain affiliates also participate with Sun Life
     Assurance Company of Canada and certain affiliates in a 401(k) savings plan for which substantially all employees are eligible. Under the various plans the Company matches, up to specified amounts, employees' contributions to the plan. The Company's contributions were $8,000 and $26,000 for the years ended December 31, 2000 and 1999, respectively.

     OTHER POST-RETIREMENT BENEFIT PLANS

     In addition to pension benefits, the Company and certain affiliates provide certain health, dental, and life insurance benefits ("postretirement benefits") for retired employees and dependents. Substantially all employees of the participating companies may become eligible for these benefits if they reach normal retirement age while working for the Company, or retire early upon satisfying an alternate age plus service condition. Life insurance benefits are generally set at a fixed amount. The following table sets forth the change in other postretirement benefit plans' obligations and assets, as well as the plans' funded status at December 31, 2000, 1999 and 1998 (in 000's).

               SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
    (WHOLLY-OWNED SUBSIDIARY OF SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.))

                          NOTES TO FINANCIAL STATEMENTS

                  YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

8.  RETIREMENT PLANS (CONTINUED):

                                                                   2000                1999                1998
                                                             -------------------------------------------------------
     CHANGE IN BENEFIT OBLIGATION:
     Benefit obligation at beginning of year                  $     12,217         $     10,419          $    9,845

     Service cost                                                      529                  413                 240

     Interest cost                                                   1,139                  845                 673

     Actuarial loss                                                  3,665                1,048                 308

     Benefits paid                                                   (465)                 (508)               (647)
                                                              ------------------------------------------------------

     Benefit obligation at end of year                        $     17,085         $     12,217          $   10,419
                                                              ======================================================

     CHANGE IN FAIR VALUE OF PLAN ASSETS:
     Fair value of plan assets at beginning of year           $          -         $          -          $        -

     Employer contributions                                            465                  508                 647

     Benefits paid                                                    (465)                (508)               (647)
                                                              ------------------------------------------------------
     Fair value of plan assets at end of year                 $          -         $          -          $        -
                                                              ======================================================

     Funded Status                                            $    (17,085)        $    (12,217)         $   (10,419)
     Unrecognized net actuarial loss                                 4,914                1,469                  586
     Unrecognized transition obligation                                 95                  140                  185
                                                              ------------------------------------------------------
     Prepaid (accrued) benefit cost                           $    (12,076)        $    (10,608)         $    (9,648)
                                                              ======================================================

               SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
    (WHOLLY-OWNED SUBSIDIARY OF SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.))

                          NOTES TO FINANCIAL STATEMENTS

                  YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

8.   RETIREMENT PLANS (CONTINUED):

     The following table sets forth the components of the net periodic postretirement benefit costs for the years ended December 31, 2000, 1999 and 1998 (in 000's).

                                                                   2000               1999                1998
                                                             ---------------------------------------------------
     COMPONENTS OF NET PERIODIC BENEFIT COST

     Service cost                                             $      529          $      413         $      239


     Interest cost                                                 1,139                 845                673

     Amortization of transition obligation(asset)                     45                  45                 45

     Recognized net actuarial loss (gain)                            219                 164                (20)
                                                              --------------------------------------------------

     Net periodic benefit cost                                $    1,932          $    1,467          $     937
                                                              ==================================================

     The Company's share of net periodic benefit cost         $       11          $        9          $       6
                                                              ==================================================

     In order to measure the postretirement benefit obligation at December 31, 2000 the Company assumed a 10.9% annual rate of increase in the per capita cost of covered health care benefits (5.5% for dental benefits). These rates were assumed to decrease gradually to 5.0% for 2006 and remain at that level thereafter. Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. For example, increasing the health care cost trend rate assumptions by one percentage point in each year would increase the accumulated postretirement benefit obligation at December 31, 2000 by $3.4 million, and the aggregate of the service and interest cost components of net periodic postretirement benefit expense for 2000 by $405 thousand. Conversely, decreasing assumed rates by one percentage point in each year would decrease the accumulated postretirement benefit obligation at December 31, 2000 by $2.8 million, and the aggregate of the service and interest cost components of net periodic postretirement benefit expense for 2000 by $320 thousand. The assumed weighted average discount rate used in determining the postretirement benefit obligation for both 2000 and 1999 was 7.50%.

               SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
    (WHOLLY-OWNED SUBSIDIARY OF SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.))

                          NOTES TO FINANCIAL STATEMENTS

                  YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

9.   FEDERAL INCOME TAXES

     The Company files a consolidated federal income tax return with Sun Life Assurance Company of Canada (U.S.) and other affiliates as previously described in Note 1. Federal income taxes are calculated as if the Company was filing a separate federal income tax return. A summary of the components of federal income tax expense in the statements of income for the years ended December 31, was as follows (in 000's):

                                                           2000             1999             1998
                                                          -------          -------          -------
      Federal income tax expense:
      Current                                             $ 2,112           $1,301           $2,206
      Deferred                                             (1,154)             879              517
                                                          --------          ------           ------

      Total                                               $   958           $2,180           $2,723
                                                          ========          ======           ======

     Federal income taxes attributable to the operations are different from the amounts determined by multiplying income before federal income taxes by the expected federal income tax rate of 35%. The Company's effective rate differs from the federal income tax rate as follows:

                                                             2000            1999             1998
                                                           --------        --------        --------
      Expected federal income tax expense                   $  944          $ 2,322         $  2,914
      Other                                                     14            (142)            (191)

                                                            -------         --------        --------

      Federal income tax expense                            $  958          $ 2,180         $  2,723
                                                            =======         ========        ========

     The net deferred income tax liability represents the tax effects of temporary differences between the carrying amounts of assets and liabilities used for financial reporting purposes and the amounts used for income tax purposes. The components of the Company's deferred tax assets and liabilities as of December 31 were as follows:

                                                                   2000         1999
                                                                ---------    ---------
      Deferred tax assets:
          Investments, net                                       $   650      $   799
          Actuarial liabilities                                    4,442        2,020
          Other                                                        -        3,349
                                                                 --------     -------
      Total deferred tax assets                                    5,092        6,168
                                                                 --------     -------

      Deferred tax liabilities:
          Deferred policy acquisition costs (DAC)                  (6,418)     (7,842)
          Other                                                      (235)          -
                                                                 --------     -------

      Total deferred tax liabilities                               (6,653)     (7,842)
                                                                 --------     -------

      Net deferred tax liabilities                               $ (1,561)   $ (1,674)
                                                                 =========   ========

               SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
    (WHOLLY-OWNED SUBSIDIARY OF SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.))

                          NOTES TO FINANCIAL STATEMENTS

                  YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

9.   FEDERAL INCOME TAXES (CONTINUED)

     The Company makes payments under the tax sharing agreements as if it were filing as a separate company. Cash payments for federal income taxes were approximately $701,000 and $2,521,000, for the years ended December 31, 2000 and 1999, respectively.

     The Company's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"), and provisions are made in the consolidated financial statements in anticipation of the results of these audits. The Company is currently under audit by the IRS for the years 1994 and 1995. In the Company's opinion, adequate tax liabilities have been established for all years and any adjustments that might be required for the years under audit will not have a material effect on the Company's financial statements. However, the amounts of these tax liabilities could be revised in the future if estimates of the Company's ultimate liability are revised.

10.  LIABILITY FOR UNPAID CLAIMS AND CLAIMS ADJUSTMENT EXPENSES

     Activity in the liability for unpaid claims and claims adjustment expenses related to the group life and group disability products is summarized below (in 000's):

                                                          2000               1999
                                                     ---------------    ---------------
      Balance at January 1                           $      17,755       $     15,002
      Less reinsurance recoverables                         (4,036)            (3,232)
                                                     ---------------     --------------
      Net balance at January 1                              13,719             11,770
                                                     ---------------     --------------
      Incurred related to:
        Current year                                        10,670             12,187
        Prior years                                            (14)            (1,487)
                                                     ---------------     --------------
      Total incurred                                        10,656             10,700
                                                     ---------------     --------------
      Paid losses related to:
        Current year                                        (5,473)            (6,755)
        Prior years                                         (3,395)            (1,996)
                                                     ---------------     --------------
      Total paid                                            (8,868)            (8,751)
                                                     ---------------     --------------

      Net balance at December 31                            20,574             17,755
      Less reinsurance recoverables                         (5,067)            (4,036)
                                                     ---------------     --------------
      Balance at December 31                         $      15,507       $     13,719
                                                     ===============     ==============

The Company regularly updates its estimates of liabilities for unpaid claims and claims adjustments expenses as new information becomes available and further events occur which may impact the resolution of unsettled claims for its individual and group disability lines of business. Changes in prior estimates are recorded in results of operations in the year such changes are determined to be needed.

               SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
    (WHOLLY-OWNED SUBSIDIARY OF SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.))

                          NOTES TO FINANCIAL STATEMENTS

                  YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

11.  DEFERRED POLICY ACQUISITION COSTS

     The following illustrates the changes to the deferred policy acquisition cost asset (in 000's):

                                                                         2000                1999
                                                                     -----------         -----------
       Balance at January 1                                           $   27,893           $  26,107
           Acquisition costs deferred                                      1,901               2,651
           Amortized to expense during year                              (5,844)              (2,670)
           Adjustment for unrealized investment gains (losses)
             during year                                                   (151)                1,805
                                                                      ----------           ----------
       Balance at December 31                                         $   23,799           $   27,893
                                                                      ==========           ==========

12.  SEGMENT INFORMATION

     The Company conducts business principally in three operating segments and maintains a corporate segment to provide for the capital needs of the various operating segments and to engage in other financing-related activities. Each segment was defined consistent with the way results are evaluated by the chief operating decision-maker. Net investment income is allocated based on segmented assets by line of business.

     WEALTH MANAGEMENT

     The Wealth Management segment markets and administers both individual fixed and variable annuity products.

     GROUP PROTECTION

     The Group Protection segment markets and administers group life insurance, long-term disability and short-term disability products. These products are sold to employers that provide group benefits for their employees.

     INDIVIDUAL PROTECTION

     The only individual products offered are conversions from the group life products.

     CORPORATE

     The Corporate segment includes the unallocated capital of the Company and items not otherwise attributable to the other segments. Management evaluates the results of the operating segments on an after-tax basis. The Company does not materially depend on one or a few customers, brokers or agents. The following amounts pertain to the various business segments (in 000's):

               SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
    (WHOLLY-OWNED SUBSIDIARY OF SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.))

                          NOTES TO FINANCIAL STATEMENTS

                  YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

12.  SEGMENT INFORMATION  (CONTINUED)

                                                           YEAR ENDED DECEMBER 31, 2000

                                                                        PRETAX
                                    TOTAL              TOTAL            INCOME        NET OPERATING             TOTAL
                                  REVENUES         EXPENDITURES         (LOSS)         INCOME(LOSS)            ASSETS
                                --------------    ----------------    ------------    ----------------      --------------
      Wealth Management         $      20,066     $        18,033     $     2,033     $     1,307           $     711,141
      Group Protection                 17,194              15,350           1,844           1,199                  30,514
      Individual Protection               224                 301             (77)            (50)                  1,040
      Corporate                        (1,179)                (76)         (1,103)           (717)                 10,677
                                --------------    ----------------    ------------    ----------------      --------------
                         Total  $      36,305     $        33,608     $     2,697     $     1,739           $     753,372
                                ==============    ================    ============    ================      ==============

                                                             YEAR ENDED DECEMBER 31, 1999

      Wealth Management             $  20,565          $   16,234         $ 4,331     $     2,958           $     804,824
      Group Protection                 16,415              15,541             874             568                  25,172
      Individual Protection               391                  56             335             218                     483
      Corporate                         1,268                 173           1,095             711                   4,121
                                --------------    ----------------    ------------    ----------------      --------------
                         Total      $  38,639          $   32,004         $ 6,635     $     4,455           $     834,600
                                ==============    ================    ============    ================      ==============

                                                             YEAR ENDED DECEMBER 31, 1998

      Wealth Management              $ 21,174          $   16,896         $ 4,278             $ 3,295           $ 703,694
      Group Protection                 15,259              13,023           2,236               1,526              23,297
      Individual Protection               294                 558            (264)               (171)              7,493
      Corporate                         2,329                 253           2,076                 953               9,277
                                --------------    ----------------    ------------    ----------------      --------------
                         Total       $ 39,056          $   30,730         $ 8,326             $ 5,603           $ 743,761
                                ==============    ================    ============    ================      ==============

13.  REGULATORY FINANCIAL INFORMATION

     The Company is required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities (statutory basis). Statutory net income and capital stock and surplus differs from net income and shareholder's equity reported in accordance with GAAP for stock life insurance companies primarily because, under statutory basis accounting, policy acquisition costs are expensed when incurred, reserves are based on different assumptions, investments are valued differently, post-retirement benefit costs are based on different assumptions and reflect a different method of adoption, and income tax expense reflects only taxes paid or currently payable.

               SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
    (WHOLLY-OWNED SUBSIDIARY OF SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.))

                          NOTES TO FINANCIAL STATEMENTS

                  YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

13.  REGULATORY FINANCIAL INFORMATION (CONTINUED)

     The following information reconciles statutory net income and statutory surplus with net income and equity on a GAAP basis (in 000's):

                                                                             YEAR ENDED DECEMBER 31,

                                                                   2000                   1999               1998
                                                                -----------           -----------         ----------
      Statutory net income                                        $   2,589            $   4,710           $   6,685

      Adjustments to GAAP for life insurance companies:
        Statutory interest maintenance reserve                        (180)                  254                 320
        Investment income and realized gains (losses)               (2,454)                2,599                 254
        Policyowner benefits                                          3,515               (2,205)             (2,967)
        Deferred policy acquisition costs                            (3,943)                 (19)              1,836
        Deferred income taxes                                         2,069                 (880)               (516)
        Other, net                                                      143                   (4)                 (9)
                                                                -----------            ---------           ---------
      GAAP net income                                           $     1,739            $   4,455           $   5,603
                                                                ===========            =========           =========

                                                                            DECEMBER 31,

                                                                         2000              1999
                                                                      ----------         ---------
      Statutory capital stock and surplus                              $   39,560         $  41,346

      Adjustments to GAAP for life insurance companies:
        Valuation of investments                                          (3,859)            (2,185)
        Deferred policy acquisition costs                                 23,799             27,893
        Future policy benefits and
           Contractholder deposit funds                                   (5,566)           (10,547)
        Deferred income taxes                                             (1,561)            (1,674)
        Statutory interest maintenance reserve                               297                554
        Statutory asset valuation reserve                                    884              1,210
        Other, net                                                         1,866               (149)
                                                                       ----------         ---------
      GAAP equity                                                      $   55,420         $  56,448
                                                                       ==========         =========

14.  DIVIDEND RESTRICTIONS

     The Company's ability to pay dividends is subject to certain restrictions. New York has enacted laws governing the payment of dividends to stockholders by insurers. These laws affect the dividend paying ability of the Company.

               SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
    (WHOLLY-OWNED SUBSIDIARY OF SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.))

                          NOTES TO FINANCIAL STATEMENTS

                  YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

14.  DIVIDEND RESTRICTIONS (CONTINUED)

     On September 20, 2000, New York insurance law was amended to permit a domestic stock life insurance company to distribute a dividend to its shareholders, without notice to the Superintendent of Insurance of the State of New York, where the aggregate amount of such dividend in any calendar year does not exceed the lesser of: (1) ten percent of its surplus to policyholders as of the immediately preceding calendar year; or
     (2) its net gain from operations for the immediately preceding calendar year, not including realized capital gains. Under the previous law, domestic stock life insurers were prohibited from distributing any dividends to shareholders unless the insurer filed a notice of its intention to declare a dividend and its amount with the Superintendent at least 30 days in advance of the proposed declaration, and such proposed distribution was not disapproved by the Superintendent. Dividends in the amount of $4,700,000, $6,500,000, and $3,000,000 were declared and paid during 2000, 1999, and 1998, respectively, by the Sun Life Insurance and Annuity Company of New York to the Company. These dividends were approved by the Board of Directors and the State of New York Insurance Department.

15.  COMMITMENTS AND CONTINGENCIES

     REGULATORY AND INDUSTRY DEVELOPMENTS

     Unfavorable economic conditions may contribute to an increase in the number of insurance companies that are under regulatory supervision. This may result in an increase in mandatory assessments by state guaranty funds, or voluntary payments by solvent insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments, which are subject to statutory limits, can be partially recovered through a reduction in future premium taxes in some states. The Company is not able to reasonably estimate the potential effect on it of any such future assessments.

     LITIGATION

     The Company is involved in pending and threatened litigation in the normal course of its business in which claims for monetary and punitive damages have been asserted. Although there can be no assurance, management, at the present time, does not anticipate that the ultimate liability arising from such pending and threatened litigation will have a material effect on the financial condition or operating results of the Company.

               SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
    (WHOLLY-OWNED SUBSIDIARY OF SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.))

                          NOTES TO FINANCIAL STATEMENTS

                  YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

15.  COMMITMENTS AND CONTINGENCIES (CONTINUED)

LEASE COMMITMENTS

The Company leases various facilities and equipment under operating leases with terms of up to 10 years. As of December 31, 2000, minimum future lease payments under such leases are as follows (in 000's):

                              2001                               $  250,520
                              2002                                  262,264
                              2003                                  270,072
                              2004                                  180,048
                              Thereafter                                  -
                                                                 ----------
                             Total                               $  962,904
                                                                 ==========

Total rental expense for the years ended December 31, 2000, 1999 and 1998 was $419,000, $565,000, and $407,000, respectively.

INDEPENDENT AUDITORS' REPORT


To the Board of Directors and Stockholder of Sun Life Insurance and Annuity Company of New York:

We have audited the accompanying balance sheets of Sun Life Insurance and Annuity Company of New York (the "Company") as of December 31, 2000 and 1999, and the related statements of income, stockholder's equity, comprehensive income and of cash flows for each of the three years in the period ended December 31, 2000. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of Sun Life Insurance and Annuity Company of New York as of December 31, 2000 and 1999, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2000 in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Boston, Massachusetts


February 7, 2001

                               PART C

                          OTHER INFORMATION


Item 24.  FINANCIAL STATEMENTS AND EXHIBITS

     (a) The following Financial Statements are included in this Registration Statement:

A.     Condensed Financial Information - Accumulation Unit Values (Part A)


B.     Financial Statements of the Depositor (Part B)


       1. Consolidated Statements of Income, Years Ended December 31, 2000, 1999 and 1998;
       2.   Consolidated Balance Sheets, December 31, 2000 and 1999,
       3. Consolidated Statements of Comprehensive Income, Years Ended December 31, 2000, 1999 and 1998;
       4. Consolidated Statements of Stockholder's Equity, Years Ended December 31, 2000, 1999 and 1998;
       5. Consolidated Statements of Cash Flows, Years Ended December 31, 2000, 1999 and 1998;
       6.   Notes to Consolidated Financial Statements; and
       7.   Independent Auditors' Report


C.     Financial Statements of the Registrant (Part B)


       1.   Statement of Condition, December 31, 2000;
       2.   Statement of Operations, Year Ended December 31, 2000;
       3. Statement of Charges in Net Assets, Years Ended December 31, 2000 and December 31, 1999;
       4.   Notes to Financial Statements; and
       5.   Independent Auditors' Report

     (b) The following Exhibits are incorporated in this Registration Statement by reference unless otherwise indicated:

     (1) Resolution of the Board of Directors of the depositor dated December 3, 1984, authorizing the establishment of the Registrant
(Incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement of the Registrant on Form N-4, File No. 333-05037, filed March 29, 2000);

     (2)  Not applicable;

     (3)  (a)  Marketing Coordination Agreement between the Depositor, MFS
Fund Distributors, Inc. and Clarendon Insurance Agency, Inc. (Incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement of the Registrant on Form N-4, File No. 333-05037, filed March 29, 2000);


          (b) (i) Specimen Sales Operations and General Agent Agreement (Incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement of the Registrant on Form N-4, File No. 333-05037, filed March 29, 2000);


          (b) (ii) Specimen Broker-Dealer Supervisory and Service Agent Agreement (Incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement of the Registrant on Form N-4, File No. 333-05037, filed March 29, 2000);


          (b)(iii) Specimen Broker-Dealer Supervisory and Service Agent Agreement (Type 4) (Incorporated by reference to Post-Effective Amendment
No. 4 to the Registration Statement of the Registrant on Form N-4, File No. 333-05037, filed March 29, 2000);


     (4)  (i)   Form of Flexible Payment Deferred Combination Variable and Fixed
Individual Annuity Contract (Incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement of the Registrant on Form N-4, File No. 333-05037, filed March 29, 2000);


     (5)  (i)   Form of Application used with the variable annuity contract filed as Exhibit (4)(i) (Incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement of the Registrant on Form N-4, File No. 333-05037, filed March 29, 2000);


     (6) Declaration of Intent and Charter and By-Laws of the Depositor (Incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement of the Registrant on Form N-4, File No. 333-05037, filed March 29, 2000);


     (7)  Not Applicable;

     (8)(a) Form of Participation Agreement by and between The Alger American Fund, Sun Life Assurance Company of Canada (U.S.), and Fred Alger and Company, Incorporated (Filed as Exhibit 8(a) to Post-Effective Amendment No. 13 to the Registration Statement on Form N-4, File
                     No. 33-41628, filed April 26, 1999);

        (b)(i) Form of Participation Agreement dated February 17, 1998 by and between Goldman Sachs Variable,
                     Insurance Trust, Goldman Sachs & Co. and Sun Life Assurance Company of Canada (U.S.) (Filed as Exhibit 8(b)(i) to Post-Effective Amendment No. 13 to Registration Statement on Form N-4, File No. 33-41628, filed April 26, 1999);

           (ii) Form of Amendment No. 1 dated December 14, 1998 to Participation Agreement filed as Exhibit 8(b)(i) (Filed as Exhibit 8(b)(ii) to Post-Effective Amendment No. 13 to Registration Statement on
                     Form N-4, File No. 33-41628, filed April 26, 1999);

           (iii) Form of Amendment No. 2 dated as of March 15, 1999 to Participation Agreement filed as
                     Exhibit 8(b)(i) (Filed as Exhibit 8(b)(iii) to Post-Effective Amendment No. 13 to Registration Statement on Form N-4, File No. 33-41628, filed April 26, 1999);

        (c) Form of Fund Participation Agreement between Sun Life Assurance Company of Canada (U.S.)
                     and J.P. Morgan Services Trust II (Filed as
                     Exhibit 8(c) to Post-Effective Amendment No. 13 to Registration Statement on Form N-4, File
                     No. 33-41628, filed April 26, 1999);

        (d)          Form of Participation Agreement dated February 17,
                     1998 by and among MFS/Sun Life Services Trust, Sun Life Assurance Company of Canada (U.S) and Massachusetts Financial Services Company (Filed as Exhibit 8(d) to Post-Effective Amendment No. 13 to Registration Statement on Form N-4, File No. 33-41628, filed
                     April 26, 1999);

        (e)          Form of Participation Agreement dated February 17,
                     1998 by and among OCC Accumulation Trust, Sun Life Assurance Company of Canada (U.S.) and OCC Distributors (Filed as Exhibit 8(e) to Post-Effective Amendment No. 13 to Registration Statement on Form N-4, File No. 33-41628, filed April 26, 1999);

        (f)          Form of Participation Agreement dated February,
                     1998 by and among Sun Life Assurance Company of Canada (U.S.), Warburg Pincus Trust, Warburg Pincus Asset Management, Inc. and Counsellors Securities, Inc. (Filed as Exhibit 8(f) to Post-Effective Amendment No. 13 to Registration Statement on Form N-4, File No. 33-41628, filed April 26, 1999);

        (g)          Form of Participation Agreement dated February 17,
                     1998 by and among Sun Life Assurance Company of Canada (U.S.), AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., and Clarendon Insurance Agency, Inc. (Filed as Exhibit 8(g) to Post-Effective Amendment No. 1 to Registration Statement on Form N-4, File No. 333-82957, filed February 3, 2000);

        (h)          Form of Participation Agreement dated August 18,
                     1999 by and among Sun Life Assurance Company of Canada (U.S), Sun Capital Advisers Trust and Sun Capital Advisers, Inc. (Filed as Exhibit 8(h) to Post-Effective Amendment
                     No. 1 to Registration Statement on Form N-4, File
                     No. 333-82957, filed February 3, 2000);

        (i) Form of Participation Agreement dated as of February 17, 1998 by and among the Depositor, Salomon Brothers Variable Series Funds Inc, and Salomon Brothers Asset Management Inc. (Filed as Exhibit 8(i) to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-41438 filed September 25, 2000);

     (9)  Previously Filed;

     (10)(a)        Consent of Deloitte & Touche*;


         (b)        Representation of Counsel pursuant to Rule 485(b)*;

     (11)           None;

     (12)           Not Applicable;

     (13) Schedule for Computation of Performance Quotations Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement of the Registrant on Form N-4, File No. 333-05037; and


     (15) Powers of Attorney--Incorporated by reference to Post-Effective Amendment No. 8 to the Registration Statement of the Registrant on Form N-4, File No. 33-41629 filed April, 2001.


     (16) Organizational Chart of Sun Life Assurance Company of Canada. (Incorporated by reference from Exhibit 16 to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-30844 filed on February 9, 2001)




        *           Filed herewith


     Item 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name and Principal                                Positions and Offices
Business Address                                  with the Depositor
------------------                                ---------------------

Donald A. Stewart                                 Chairman and Director
150 King Street West
Toronto, Ontario
  Canada  M5H 1J9

C. James Prieur                                   Vice Chairman and Director
150 King Street West
Toronto, Ontario
Canada M5H 1J9

James A. McNulty, III                             President and Director
One Sun Life Executive Park
Wellesley Hills, MA  02481


David D. Horn                                     Director
Strong Road
New Vineyard, Maine  04956

Donald B. Henderson, Jr.                          Director
125 West 55th Street
New York, NY  10019

John G. Ireland                                   Director
680 Steamboat Road
Greenwich, CT 06830

Name and Principal                                Positions and Offices
Business Address                                  with the Depositor
------------------                                ---------------------
Angus A. MacNaughton                              Director
Genstar Investment Corporation
555 California Street
San Francisco, CA 94104

Peter R. O'Flinn                                  Director
125 West 55th Street
New York, NY 10019

Fioravante G. Perrotta                            Director
13 Clark Lane
Essex, CT 06426

Ralph F. Peters                                   Director
55 Strimples Mill Road
Stockton, NJ 08559

S. Caesar Raboy                                   Director
220 Boylston Street
Boston, MA  02110

William W. Stinson                                Director
Canadian Pacific Limited
1800 Bankers Hall, East Tower
855 2nd Street, S.W.
Calgary, Alberta
Canada T2P 4Z5

Frederick B. Whittemore                           Director
1221 Avenue of the Americas
New York, NY 10020

James C. Baillie                                  Director
Torys
Suite 300, Maritime Life Tower
Toronto, Ontario  M5K1N2


James M.A. Anderson                               Vice President, Investments
One Sun Life Executive Park
Wellesley Hills, MA 02481

Peter F. Demuth                                   Vice President and Chief
One Sun Life Executive Park                       Counsel and Assistant
Wellesley Hills, MA  02481                        Secretary

Ronald J. Fernandes                               Vice President, Retirement
One Copley Place                                  Products and Services
Boston, MA 02116

Ellen B. King                                     Senior Counsel and Secretary
One Sun Life Executive Park
Wellesley Hills, MA  02481

Davey S. Scoon                                    Vice President, Finance,
One Sun Life Executive Park                       Controller and Treasurer
Wellesley Hills, MA 02481

Robert P. Vrolyk                                  Vice President
One Sun Life Executive Park                       and Actuary
Wellesley Hills, MA  02481

Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     No person is directly or indirectly controlled by the Registrant. The Registrant is a separate account of Sun Life Insurance and Annuity Company of New York which is a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.). Sun Life Assurance Company of Canada (U.S.) is an indirect wholly-owned subsidiary of Sun Life Assurance Company of Canada.

    The organization chart of Sun Life Assurance Company of Canada is incorporated herein by reference as Exhibit 16 to Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-4 (File No. 333-30844) filed on February 9, 2001.

     None of the companies listed is a subsidiary of the Registrant, therefore the only financial statements being filed are those of Sun Life Insurance and Annuity Company of New York.

Item 27.  NUMBER OF CONTRACT OWNERS


     As of March 29, 2001 there were 1,157 qualified and 2,940 non-qualified Contracts issued and outstanding.


Item 28.  INDEMNIFICATION

     Article 5, Section 5.6 of the By-laws of Sun Life Insurance and Annuity Company of New York, a copy of which was filed as Exhibit A.(6)(b) to the Registration Statement of the Registrant on Form N-8B-2 (File No. 811-4440), provides for indemnification of directors, officers and employees of Sun Life Insurance and Annuity Company of New York.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Sun Life Insurance and Annuity Company of New York pursuant to the certificate of incorporation, by-laws, or otherwise, Sun Life (N.Y.) has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Sun Life (N.Y.) of expenses incurred or paid by a director, officer, or controlling person of Sun Life (N.Y.) in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Sun Life (N.Y.) will, unless in the opinion of their counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by them is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  PRINCIPAL UNDERWRITERS

     (a) Clarendon Insurance Agency, Inc., which is a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.), acts as general distributor for the Registrant, Sun Life of Canada (U.S.) Variable Accounts C, D, E, F, G, H and I, Sun Life (N.Y.)

Variable Accounts A and B and Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable Account, Government Securities Variable Account, World Governments Variable Account, Total Return Variable Account and Managed Sectors Variable Account.



Name and Principal                               Positions and Officers
Business Address*                                with Underwriter
------------------                               ----------------------
William Franca ..................................Managing Principal
David S. Scoon ..................................Treasurer and Director
James M.A. Anderson .............................Director
Ronald J. Fernandes .............................Director
James A McNulty, III ............................Director
George E. Maden .................................Secretary and Clerk
William T. Evers ................................Assistant Secretary and Clerk
Maura A. Murphy .................................Assistant Secretary and Clerk
Cynthia M. Orcutt ...............................Vice President
Norton A. Goss, II ..............................Assistant Vice President
Stephen J. Yarina ...............................Tax Officer


----------------
* The principal business address of all directors and officers of the principal underwriter except Messrs, Fernandes, Goss and Franca is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481. The principal business address of Messrs, Fernandes, Goss and Franca is One Copley Place, Boston, Massachusetts 02116.


     (c)  Inapplicable.

Item 30.  LOCATION OF ACCOUNTS AND RECORDS


     Accounts, books and other documents required to be maintained by Section 31(a) of the Inevstment Company Act of 1940 and the Rules promulgated thereunder are maintained by Sun Life Insurance and Annuity Company of New York, in whole or in part, at its Home Office at 122 East 42nd Street, Suite 1900, New York, New York 10017, at the offices of Clarendon Insurance Agency, Inc. at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481, or at the offices of Sun Life Assurance Company of Canada (U.S.) at One Copley Place, Boston Massachusetts 02116 and One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.


Item 31.  MANAGEMENT SERVICES

     Not applicable.

Item 32.  UNDERTAKINGS


     The Registrant hereby undertakes:

     (a) To file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted;

     (b) To include either (1) as part of any application to purchase a Contract offered by the prospectus, a space that an Applicant can check to request a Statement of Additional Information, or (2) a post card or simiilar written communication affixed to or included in the prospectus that the Applicant can remove to send for a Statement of Additional Information;

     (c) To deliver any Statement of Additional Information and any financial statements required to be made available under SEC Form N-4 promptly upon written or oral request.


     (d) Representation with respect to Section 26(e)of the Investment Company Act of 1940: Sun Life Assurance Company of Canada (U.S.) represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.


     The Registrant is relying on the no-action letter issued by the Division of Investment Management of the Securities and Exchange Commission to American Council of Life Insurance, Ref. No. IP-6-88, dated November 28, 1988, the requirements for which have been complied with by the Registrant.

                                   SIGNATURES


     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment No. 6 to its Registration Statement and has caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf, in the Town of Wellesley Hills, and Commonwealth of Massachusetts on this 6th day of March, 2001.


                                        Sun Life (N.Y.)
                                          Variable Account C
                                        (Registrant)

                                        Sun Life Insurance and Annuity
                                          Company of New York
                                        (Depositor)




                                   By:   /s/  JAMES A. McNULTY, III
                                   --------------------------------
                                              James A. McNulty, III
                                              President

Attest:  /s/ EDWARD M. SHEA
       -------------------------
       Edward M. Shea
       Assistant Vice President
       and Senior Counsel


     As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities with the Depositor, Sun Life Insurance and Annuity
Company of New York, and on the  dates indicated.

    Signature                                  Title                Date
    ---------                                  -----                ----


*   /s/  JAMES A. McNULTY, III               President and        April 6, 2001
--------------------------------------       Director
         James A. McNulty, III

    Signature                                  Title                Date
    ---------                                  -----                ----

                                         Vice President, Finance
                                        Controller and Treasurer
                                        (Principal Financial &
     /s/ DAVEY S. SCOON                    Accounting Officer)   April 6, 2001
--------------------------------------
       Davey S. Scoon




/S/SANDRA M. DADALT          Attorney-in-Fact for:               April 6, 2001
-------------------          Donald A. Stewart, Chairman and Director
Sandra M. DaDalt             C. James Prieur, Vice Chairman and Director
                             Donald B. Henderson, Jr., Director
                             Peter R. O'Flinn, Director
                             Fioravante G. Perrotta, Director
                             Ralph F. Peters, Director
                             Frederick B. Whittemore, Director
                             James C. Baillie, Director
                             David D. Horn, Director
                             Angus A. McNaughton, Director
                             S. Caesar Raboy, Director
                             William W. Stinson, Director